Registration No. 333-61380
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 13                              [X}

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 109                                            [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                           -------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2009 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 13 ("PEA") to the Form N-4 Registration Statement No. 333-61380 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

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AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2009 TO PROSPECTUSES FOR:


o Income Manager(R) Accumulator(R)   o Accumulator(R) Plus(SM)
o Income Manager(R) Rollover IRA     o Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)       o Accumulator(R) Select(SM)
o Accumulator(R)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


The most recent prospectus and statement of additional information you received are not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in that Prospectus and statement of additional information and any Supplements to that prospectus and statement of additional information is current as of their respective dates; however, because certain provisions may be changed after the date of this Supplement in accordance with the contract, the description of the contract's provisions in that Prospectus and statement of additional information and any Supplements to that prospectus and statement of additional information is qualified in its entirety by the terms of the actual contract.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2009. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) how you can contribute to your contract; (8) managing your allocations; (9) disruptive transfer activity; (10) wire transmittals and electronic applications information; (11) certain information about our business day; (12) your contract date and contract date anniversary; (13) legal proceedings; (14) distribution of the contracts; (15) your annuity payout options; (16) incorporation of certain documents by reference; (17) financial statements;
(18) condensed financial information; and (19) hypothetical illustrations.

(1) HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.





                                                                X02403 - Global
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REPORTS WE PROVIDE:
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o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o    elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through Online Account Access only);


o    change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through EQAccess only); and


o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).



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CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

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(2) INVESTMENT OPTIONS


PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



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AXA Premier VIP Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s) as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
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AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
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AXA MODERATE ALLOCATION+      Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY+                                                                                 o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
                                                                                         o SSgA Funds Management, Inc.
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MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                                                              3
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
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AXA Premier VIP Trust --
Class B Shares*                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                      o Janus Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o Goodman & Co. NY Ltd.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o T. Rowe Price Associates, Inc.
                                                                                  o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                            o Institutional Capital LLC
                                                                                  o MFS Investment Management
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                           o Franklin Advisers, Inc.
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
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MULTIMANAGER MID CAP VALUE   Long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Tradewinds Global Investors, LLC
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    High total return through a combination of current   o Pacific Investment Management Company LLC
 BOND(1)+                    income and capital appreciation.                     o Post Advisory Group, LLC
                                                                                  o SSgA Funds Management, Inc.
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MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Eagle Asset Management, Inc.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o Wells Capital Management Inc.
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MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Franklin Advisory Services, LLC
 VALUE                                                                            o Pacific Global Investment Management
                                                                                    Company
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Long-term growth of capital.                         o Firsthand Capital Management, Inc.
                                                                                  o RCM Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


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
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EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                         applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.     o AllianceBernstein L.P.
 INTERNATIONAL+
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EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.     o AllianceBernstein L.P.
 CAP GROWTH+
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EQ/ARIEL APPRECIATION II        Seeks to achieve long-term capital appreciation.  o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME          Seeks to maximize income while maintaining        o BlackRock Investment Management, LLC
 CORE(2)                        prospects for capital appreciation.               o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.          o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                    o Franklin Advisers, Inc.
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EQ/AXA FRANKLIN TEMPLETON       Primarily seeks capital appreciation and          o AXA Equitable
 FOUNDING STRATEGY CORE(4)      secondarily seeks income.
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EQ/AXA MUTUAL SHARES CORE(5)    Seeks to achieve capital appreciation, which      o BlackRock Investment Management, LLC
                                may occasionally be short-term, and secondarily,  o Franklin Mutual Advisers, LLC income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH         Seeks to achieve long-term capital growth.        o BlackRock Investment Management, LLC
 CORE(6)                                                                          o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and         o BlackRock Investment Management, LLC
 EQUITY                         secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term     o BlackRock Investment Management International
 VALUE                          growth of income, accompanied by growth of          Limited
                                capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and      o Boston Advisors, LLC
 INCOME                         income to achieve an above-average and
                                consistent total return.
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EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                      o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.     o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.     o Capital Guardian Trust Company
 RESEARCH
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EQ/CAYWOOD-SCHOLL HIGH          Seeks to maximize current income.                 o Caywood-Scholl Capital Management
 YIELD BOND
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EQ/COMMON STOCK INDEX(7)+       Seeks to achieve a total return before expenses   o AllianceBernstein L.P.
                                that approximates the total return performance
                                of the Russell 3000 Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses   o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the Barclays Capital U.S. Aggregate Bond
                                Index, including reinvestment of dividends, at
                                a risk level consistent with that of the
                                Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.     o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             Seeks to achieve a total return before            o AllianceBernstein L.P.
                                expenses that approximates the total return
                                performance of the S&P 500 Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the S&P 500 Index.
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


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s) as
Portfolio Name               Objective                                            applicable
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.           o Evergreen Investment Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(8)             Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                  o Marsico Capital Management, LLC
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.               o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.              o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.  o BlackRock Investment Management, LLC
                                                                                  o Evergreen Investment Management Company, LLC
                                                                                  o First International Advisors, LLC (dba
                                                                                    "Evergreen International")
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EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.     o BlackRock Investment Management, LLC
 EQUITY(10)                                                                       o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses      o SSgA Funds Management, Inc.
 BOND INDEX+                 that approximates the total return performance of
                             the Barclays Capital Intermediate Government Bond
                             Index, including reinvestment of dividends, at a
                             risk level consistent with that of the Barclays
                             Capital Intermediate Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                  o  Hirayama Investments, LLC
                                                                                  o  SSgA Funds Management, Inc.
                                                                                  o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.               o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.     o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with    o AXA Equitable
                             a secondary objective to seek reasonable current     o Institutional Capital LLC
                             income. For purposes of this Portfolio, the words    o SSgA Funds Management, Inc.
                             "reasonable current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses      o AllianceBernstein L.P.
                             that approximates the total return performance of
                             the Russell 1000 Growth Index, including
                             reinvestment of dividends at a risk level
                             consistent with that of the Russell 1000 Growth
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                  o Marsico Capital Management, LLC
                                                                                  o SSgA Funds Management, Inc.
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


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                         applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses   o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the Russell 1000 Value Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the Russell 1000 Value
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS+        Seeks to achieve capital appreciation.            o AllianceBernstein L.P.
                                                                                  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital              o BlackRock Financial Management, Inc.
                                appreciation through investment in long-
                                maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and         o Lord, Abbett & Co. LLC
 INCOME                         growth of income without excessive fluctuation
                                in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and         o Lord, Abbett & Co. LLC
 CORE                           growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.            o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses   o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the S&P Mid Cap 400 Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the S&P Mid Cap 400
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital                o AXA Equitable
                                appreciation.                                     o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+                Seeks to obtain a high level of current income,   o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.            o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.            o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital                o OppenheimerFunds, Inc.
 OPPORTUNITY                    appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.            o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of           o Pacific Investment Management Company, LLC
                                traditional money market products while
                                maintaining an emphasis on preservation of
                                capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent   o AllianceBernstein L.P.
                                with moderate risk to capital.                    o AXA Equitable
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced      o BlackRock Financial Management, Inc.
                                volatility of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible         o AllianceBernstein L.P.
                                (before the deduction of Portfolio expenses)
                                the total return of the Russell 2000 Index.
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


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name             Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Seeks to achieve long-term capital appreciation and    o T. Rowe Price Associates, Inc.
 STOCK                     secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Seeks to achieve total return through capital          o UBS Global Asset Management
                           appreciation with income as a secondary                  (Americas) Inc.
                           consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Seeks to achieve capital growth and income.            o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      Seeks to achieve capital growth.                       o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.

   -----------------------------------------------------------
   Footnote No.    Portfolio's Former Name
   -----------------------------------------------------------
                   AXA Premier VIP Trust
   -----------------------------------------------------------
        (1)        Multimanager High Yield
   -----------------------------------------------------------
                   EQ Advisors Trust
   -----------------------------------------------------------
        (2)        EQ/Franklin Income
   -----------------------------------------------------------
        (3)        EQ/Franklin Small Cap Value
   -----------------------------------------------------------
        (4)        EQ/Franklin Templeton Founding Strategy
   -----------------------------------------------------------
        (5)        EQ/Mutual Shares
   -----------------------------------------------------------
        (6)        EQ/Templeton Growth
   -----------------------------------------------------------
        (7)        EQ/AllianceBernstein Common Stock
   -----------------------------------------------------------
        (8)        EQ/Marsico Focus
   -----------------------------------------------------------
        (9)        EQ/Evergreen International Bond
   -----------------------------------------------------------
        (10)       EQ/Van Kampen Emerging Markets Equity
   -----------------------------------------------------------
        (11)       EQ/PIMCO Real Return
   -----------------------------------------------------------

+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-789-7771.


(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE


The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses for 2008 (expenses that are                          Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees, service                   ------     -------
fees, and/or other expenses) -- based, in part, on estimated amounts for options
added during the fiscal year 2008 and for the underlying portfolios.                            0.64%      2.04%


8


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EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2008, which results in an estimated administrative charge of 0.0% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




-------------------------------------------------------------------------------------------
                                                         If you surrender your contract at
                                                          the end of the applicable time
                                                                      period
                                                       ------------------------------------
                                                                   3         5        10
                                                       1 year    years     years     years
-------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                         $  982    $1,369    $1,784    $3,163
(b) assuming minimum fees and expenses of any of the
    Portfolios                                         $1,129    $1,802    $2,492    $4,497
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              If you do not surrender your
                                                        If you annuitize at the end of the     contract at the end of the
                                                              applicable time period             applicable time period
                                                        ----------------------------------------------------------------------------
                                                                     3         5        10                  3         5      10
                                                        1 year    years     years     years     1 year    years     years   years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                          N/A      $1,369    $1,784    $3,163      $282    $  869    $1,484   $3,163
(b) assuming minimum fees and expenses of any of the
    Portfolios                                          N/A      $1,802    $2,492    $4,497      $429    $1,302    $2,192   $4,497
------------------------------------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.



(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond, EQ/Money Market, EQ/Intermediate Government Bond Index, and the Fixed Maturity Options are investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or 6%, as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.



(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2009.


o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.


o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) or 403(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.


                                                                               9


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REQUIRED MINIMUM DISTRIBUTIONS

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.



(6) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(7) HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.


(8) MANAGING YOUR ALLOCATIONS


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner


10


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of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



(9) DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be


                                                                              11


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stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



(10) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.



(11) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     - on a non-business day;
     - after 4:00 p.m. Eastern Time on a business day; or
     - after an early close of regular trading on the NYSE on a business day.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.



(12) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY


The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.



(13) LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


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(14) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and


                                                                              13


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bonuses) if those they manage sell more affiliated variable products. AXA
Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



(15) YOUR ANNUITY PAYOUT OPTIONS

We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)


(16) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(17) FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



14


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Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(18) CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2008. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset charges of 1.15%.





UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

---------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                          ---------------------
                                                                                               2008       2007
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.35    $  13.90
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       488         448
---------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.10    $  11.48
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       894         387
---------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   9.49    $  11.91
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       643         441
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  43.14    $  57.64
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       542         570
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  40.73    $  54.56
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       726         789
---------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   9.02    $  13.37
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     1,974       1,837
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 166.65    $ 299.23
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       164         203
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 161.61    $ 290.90
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       259         311
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  21.79    $  21.22
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       204         205
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  21.16    $  20.66
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       337         361
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.46    $  21.42
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       815         978
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.15    $  20.84
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       909       1,020
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  12.02    $  21.93
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       134         155
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.24    $  11.36    $  10.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        263         109          64
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.98    $  10.44    $  10.31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        251         226          98
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.43    $  10.63    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        206         114          54
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  54.74    $  50.07    $  48.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        843         703         778
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  51.94    $  47.62    $  45.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        613         971       1,106
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.71    $  11.23          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,295         728          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 291.81    $ 266.03    $ 257.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        380         322         407
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 284.40    $ 259.92    $ 252.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        266         458         552
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  20.04    $  19.61    $  19.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        469         293         354
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.56    $  19.19    $  19.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        238         563         766
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.35    $  15.81    $  13.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,145       1,271       1,509
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.87    $  15.45    $  13.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,130       1,246       1,359
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.96    $  17.56    $  15.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        974         365         358
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  44.75    $  37.91    $  43.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        909       1,013         387
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  42.78    $  36.32    $  42.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,263       1,386         736
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 227.59    $ 153.56    $ 232.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        498         560         748
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 223.47    $ 151.16    $ 229.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        639         698         875
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.35    $  19.12    $  17.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        460       1,043         641
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.03    $  18.85    $  17.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        998       1,296       1,054
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.82    $   8.83    $   9.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,843       1,978         816
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.61    $   8.69    $   9.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,568       1,624         390
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.06    $  10.07    $  14.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        402         428         497
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
                                                                                             ---------------------
                                                                                              2000         1999
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 262.80     $ 309.23
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         893          993
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 260.00     $ 306.70
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         988        1,066
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.62     $  15.40
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         360          451
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.46     $  15.30
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         735          871
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  13.00     $  17.08
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         941          855
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  12.89     $  16.97
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         438          414
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.95     $  15.04
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         487          192
------------------------------------------------------------------------------------------------------------------


                                                                             15


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                             2008        2007
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.69     $ 21.37
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        717         810
------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.77     $ 11.13
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         12          18
------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.47     $ 24.66
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        826       1,030
------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.33     $ 25.44
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        555         736
------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.73     $  7.06
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        364         346
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.51     $ 10.17
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         11          12
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.21     $ 13.94
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         41          58
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.96     $ 13.34
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        860       1,117
------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.03     $ 11.29
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        128          78
------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.69     $ 11.13
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        130         105
------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 20.36     $ 32.78
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          -          --
------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.77     $ 31.91
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        454         521
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.34     $ 10.77
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        280          98
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.14     $  9.98
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         91         113
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.10     $ 10.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            374         357
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.44     $  9.78
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            103          39
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.94     $  9.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             98          62
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.16     $ 11.93
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         66          70
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.53     $ 17.20     $ 15.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        304       1,163       1,361
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.39     $ 10.37          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          8           2          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  24.66     $ 20.63     $ 20.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,201       1,488       1,843
------------------------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  23.35     $ 18.80     $ 17.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        795         814         779
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.89     $  6.01     $  5.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        380         367          50
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.18     $  8.82     $  8.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          6          12          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.37     $ 12.60     $ 12.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         38          28          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.28     $ 11.99     $ 11.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,048       1,232       1,468
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.11     $ 10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         57          25          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                   10.85          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         19          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                   31.52          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.76     $ 27.04     $ 26.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        624         717         858
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.97     $  9.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         55           5          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.07     $  8.66     $  8.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        121         149         225
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.44          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             78          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.83          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              6          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.67     $ 10.52          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        198         132          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------------
                                                                                              2003        2002       2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.85    $  9.94     $ 14.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,510      1,604       1,800
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 18.55    $ 14.30     $ 17.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      2,009      2,129       2,223
------------------------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.27    $ 11.27          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        839        956          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.01    $  6.34     $  8.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         10          3          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.62    $  9.48          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         14         11          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.43    $  8.02     $ 10.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,625      1,727          80
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.04    $ 19.03     $ 24.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        994      1,017       1,094
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.97    $  5.83     $  7.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        198         84          52
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                            --------------------
                                                                                              2000        1999
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.81     $ 14.96
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,985       1,762
----------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.64     $ 15.06
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,946       2,162
----------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.13     $ 10.63
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         57          20
----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.57     $ 32.04
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,206          11
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.47     $ 10.84
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         59          44
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                            ----------------------------------------
                                                                                              2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 21.14     $ 30.84     $ 28.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        142         151          94
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.16     $ 16.80     $ 14.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        210         209         238
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.70     $ 16.43     $ 14.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        119         133          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.39     $ 14.87     $ 14.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        439         623         630
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.53     $ 16.00     $ 16.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        463         557         654
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.83     $ 11.04     $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         62          50          85
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.85     $  8.00     $  7.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        558         674         995
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.74     $ 17.59     $ 15.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        824         954       1,056
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.47     $ 10.45     $ 11.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         65          70          54
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.10     $  9.06          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      3,136       4,100          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.66     $  9.05     $ 18.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      5,660       7,094       1,987
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.10     $ 10.70     $ 10.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         58          64          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.89     $ 12.58     $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         36          41          56
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.79     $ 12.89     $ 11.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         72          26          10
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.44     $ 12.33     $ 12.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        181         200         167
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.05     $ 18.73     $ 16.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        630         710         770
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.97     $ 13.91     $ 13.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        466         520         620
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.40     $ 17.41     $ 17.90
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,051       1,257       1,559
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class A
------------------------------------------------------------------------------------------------------------------------------------

CAPTION>
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                              2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.30     $ 23.56         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         71          20         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.51     $ 10.81    $  9.62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        233         209        144
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.51          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         12          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.19     $ 14.04    $ 13.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        688         621        618
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.77     $ 13.40    $ 12.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        747         946      1,120
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.63     $  9.09    $  8.25
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        103          98        107
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.22     $  6.36    $  5.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,173       1,269      1,663
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.44     $ 13.40    $ 12.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,226       1,570      1,952
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.65          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          7          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.23     $ 14.61    $ 13.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      2,290       2,543      2,775
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.01          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         69          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.61          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         18          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.58          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          8          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.16          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        199          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.37     $ 14.05    $ 12.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        736         693        778
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.81     $ 11.24    $  9.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        750         697        677
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.10     $ 14.63    $ 12.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,833       2,058      2,302
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2002       2001        2000     1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.34          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        56          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 13.35          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       623          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.76     $ 12.19     $ 13.24   $ 12.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     1,280       1,543       1,692     2,198
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.84     $  8.76     $ 10.55   $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        99          84          75        73
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.87     $  7.16     $  9.53   $ 11.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     1,968       2,839       3,046     1,792
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.42     $ 14.51     $ 22.25   $ 27.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     2,239       3,104       3,748     3,430
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.24     $ 12.00          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     2,810       2,882          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.92     $ 11.35          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       439          29          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.90     $  8.56     $ 10.00        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       427         292          43        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.53     $ 11.31     $ 11.00   $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     2,470       2,317       1,758     2,259
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class A
------------------------------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                          ----------------------
                                                                                              2008        2007
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 33.25     $ 32.86
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        335         259
----------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 32.35     $ 32.05
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        627         361
----------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.95     $  5.96
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        305          81
----------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.59     $ 10.77
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        107         138
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.79     $ 11.60
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         43          30
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.76     $ 11.18
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         19          13
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.58     $ 10.78
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          9          11
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.32     $ 10.88
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        566         272
----------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.06     $ 17.39
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        157         170
----------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.36     $ 10.69
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         69          65
----------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.03     $ 16.94
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        241         265
----------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.38     $ 18.16
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         83          99
----------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.35     $ 10.86
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         91          94
----------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.77     $  6.35
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         66          86
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.19     $ 11.53
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         84          93
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.37     $ 26.97
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        864         960
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.43     $ 16.19
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        162         135
----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 37.00     $ 70.46
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        154         186
----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 35.89     $ 68.51
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 31.67     $ 30.59     $ 30.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        433         238         344
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 30.96     $ 29.98     $ 29.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        262         400         566
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.99     $  4.68     $  4.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         50          54          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.72          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         21          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          9          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.94          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.11          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          1          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.87     $  9.95          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        195         161          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.83     $ 16.40     $ 16.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        227         287         275
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27     $  9.99          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         83          47          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.46     $ 15.00     $ 14.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        341         383         499
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.14     $ 18.06     $ 17.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         14          12          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.76          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         20          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.35     $  5.63     $  5.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        146         117          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.96     $ 10.44          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        157         129          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.21     $ 14.18     $ 10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,021       1,010         876
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.38     $ 12.39          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         48          30          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 63.84     $ 61.29     $ 57.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        197         270         320
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 62.23     $ 59.89     $ 55.99
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 30.12     $ 30.22     $ 30.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        444         863         954
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.66     $ 29.84     $ 29.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        711       1,022         965
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.86     $ 15.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        292         240          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.51     $  8.68     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        427         297         320
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.84     $  5.73     $  6.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        859         894         812
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 51.45     $ 37.75     $ 53.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        387         453         576
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 50.53     $ 37.17     $ 52.87
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           ----------------------
                                                                                              2000        1999
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.34     $ 27.94
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        817       1,201
-----------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.13     $ 27.80
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        851       1,548
-----------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.01     $ 11.52
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        303         334
-----------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.57     $ 11.09
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        908         795
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 72.23     $ 84.11
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        705         854
-----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 71.48     $ 83.44
-----------------------------------------------------------------------------------------------------------------

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ----------------------
                                                                                               2008        2007
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        133         159
-----------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.36     $ 12.20
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        354         379
-----------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.51     $ 13.15
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        219         153
-----------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.89     $ 35.48
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         59          76
-----------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.08     $ 34.49
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        262         326
-----------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.92     $ 19.02
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        236         260
-----------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.73     $ 12.93
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         56          65
-----------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.78     $ 10.70
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        170         183
-----------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.19     $ 14.86
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        247         319
-----------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.81     $ 12.21
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        256         302
-----------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.81     $ 13.91
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        200         208
-----------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.24     $  9.16
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        142         196
-----------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.96     $ 17.85
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        208         279
-----------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.54     $ 12.51
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        237         274
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        227         234         272
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.62     $ 11.33     $ 11.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        416         490         551
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.21     $ 11.75     $ 11.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        206         216         231
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 34.71     $ 31.86     $ 31.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        378         110         132
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 33.83     $ 31.13     $ 30.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         93         449         548
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.11     $ 13.81     $ 12.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        315         260         243
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.46     $ 11.09     $ 10.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         82         131         131
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.73     $  9.84     $  9.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        252         270         281
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.50     $ 12.30     $ 11.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        302         296         259
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.04     $ 10.19     $  9.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        284         324         333
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.06     $ 12.40     $ 11.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        325         332         447
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.94     $  8.20     $  7.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        101          70          13
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 20.03     $ 17.45     $ 16.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        399         485         526
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.71     $ 10.09     $  9.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        316         382         537
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        297         327         399
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.97     $ 10.69          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        570         493          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.02     $  7.91          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        234         160          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.97     $ 23.85     $ 24.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        131          93         104
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.44     $ 23.48     $ 24.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        583         592         707
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.39     $  7.82          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        212         129          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.70     $  7.66          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        133          88          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.78     $  6.80          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        251         164          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27     $  7.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        232         205          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.61     $  6.21          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        384         214          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.26     $  7.38          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        402         250          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.57     $ 10.73          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        495         384          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.84     $  5.67          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        207          44          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           -----------------------
                                                                                              2000        1999
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        478         561
------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.85     $ 27.52
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         71          99
------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.59     $ 27.30
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        796       1,064
------------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           -----------------------
                                                                                               2008       2007
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.33    $  13.87
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,515       3,160
------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.08    $  11.46
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,014       1,472
------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   9.47    $  11.89
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,920       2,173
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  40.26    $  53.95
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,257       4,308
------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.99    $  13.34
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        11,250      10,734
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 158.94    $ 286.24
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           330         392
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  20.97    $  20.49
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,492       2,914
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.08    $  20.70
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,586       5,414
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  11.62    $  21.26
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,429       2,805
------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   6.76    $  11.12
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           162         159
------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  15.38    $  24.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,698       4,290
------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  14.25    $  25.30
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,321       4,143
------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   4.70    $   7.03
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,732       1,373
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   5.48    $  10.13
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           470         554
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.16    $  13.87
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,900       1,946
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   7.92    $  13.28
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        12,691      15,162
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.22    $  11.35    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,827       1,271         728
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.96    $  10.43    $  10.31
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,143         397         373
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.41    $  10.62    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,249         849         695
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  51.39    $  47.15    $  45.53
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,475       4,798       5,029
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.70    $  11.22    $  10.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,825       5,795       3,138
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 279.98    $ 256.01    $ 248.43
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            463         545         613
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.41    $  19.05    $  19.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,131       3,491       4,043
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.75    $  15.37    $  13.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,626       5,792       5,816
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.44    $  17.12    $  15.54
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,494       3,815       4,124
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.39    $  10.37          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             79           9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  24.54    $  20.54    $  20.19
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,984       5,635       6,364
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  23.24    $  18.71    $  17.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,607       4,933       4,781
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.86    $   5.99    $   5.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,698       1,681         216
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.14    $   8.79    $   8.18
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            625         723         782
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.31    $  12.54    $  12.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,982       2,062       2,149
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.23    $  11.95    $  11.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,465       7,166       8,080
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2003        2002         2001
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  42.39    $  36.01           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,208       1,221           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 220.33    $ 149.11     $ 226.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            548         222          154
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.91    $  18.73           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,619       1,850           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.55    $   8.65           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,125       1,285           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.80    $   9.91     $  14.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,091       1,279          105
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.49    $  14.26           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,670       1,591           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.22    $  11.24     $  13.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,396       1,445          154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.00    $   6.33     $   8.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            744         182           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.58    $   9.46     $  13.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,153         710          193
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.41    $   8.01     $  10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,741       2,252           17
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                           -------------------------
                                                                                              2000         1999
--------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 256.74     $ 303.01
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             188          205
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.78     $  14.94
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             191           50
--------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  17.60     $  20.32
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             182          199
--------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  17.41     $  21.43
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             235          245
--------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  11.12     $  10.62
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              10            3
--------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

--------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           -------------------------
                                                                                             2008       2007
--------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.01    $  11.28
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           404         415
--------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.68    $  11.12
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,290         963
--------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 19.62    $  31.69
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,596       6,323
--------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.32    $  10.76
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,734       1,003
--------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.10    $   9.93
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,933       1,978
--------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.09    $  10.52
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,264       2,628
--------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.43    $   9.77
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           431         171
--------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.94    $   9.52
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           757         863
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.14    $  11.91
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           307         362
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 20.92    $  30.54
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           932         909
--------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.11    $  16.73
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,199       5,905
--------------------------------------------------------------------------------------------------------------------
EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.68    $  16.40
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           688         594
--------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 13.31    $  14.80
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         7,625      10,033
--------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.47    $  15.91
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,221       2,625
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.80    $  10.99
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,449       2,815
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.02    $   7.96
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,977       4,750
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.67    $  17.49
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,206       1,461
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.47    $  10.44
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           320         528
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.10    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            436         161          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.85          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            302          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.56    $  26.88    $  26.06
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,331       8,383       9,053
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.97    $   9.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            493          38          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.03    $   8.63    $   8.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,218       2,770       3,237
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.43          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            664          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.83          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             78          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.66    $  10.51          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            321          81          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  28.28    $  24.09    $  23.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            341         297          62
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.69    $  12.47    $  10.78
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,892       7,621       8,017
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.29    $  11.51          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            240          40          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.53    $  14.13    $  13.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         10,809      11,494      11,977
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.31    $  13.71    $  13.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,079       3,795       3,942
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.71    $   9.60    $   9.06
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,293       3,821       4,211
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.07    $   7.20    $   6.34
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,507       5,789       6,068
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  15.31    $  14.38    $  13.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,300       1,516       1,558
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.24    $  10.64          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            605          93          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.92     $ 18.94     $ 24.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,439       2,393          71
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.95     $  5.82          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,600         551          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.60     $  7.33     $  8.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,516       1,628          26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.60     $ 13.32     $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,974       3,674         280
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.19     $  9.73     $ 12.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,680       1,342         324
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.23     $  6.83     $  8.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026         993          77
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.92     $  4.86     $  7.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,986       2,292          89
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.00     $  9.39     $ 14.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,506         496         147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                              2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.47          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             78          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.17     $ 13.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             23          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.04     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             14         139
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.21     $ 12.52
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            341         423
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.54     $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             42          31
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.52     $ 11.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            114          79
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 22.21     $ 27.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            214         227
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           -----------------------
                                                                                               2008       2007
------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.61    $  17.16
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        14,916      18,463
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.08    $  10.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           900         549
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.87    $  12.56
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           322         319
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.78    $  12.87
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           357         140
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.43    $  12.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           649         722
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.01    $  18.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,776      11,637
------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.94    $  13.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,228       9,544
------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.34    $  17.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,211       6,623
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 31.90    $  31.62
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,708       1,791
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  3.93    $   5.93
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,807         871
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.58    $  10.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           922         999
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.79    $  11.59
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           328         315
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.75    $  11.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           171         142
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.57    $  10.78
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           179         115
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.30    $  10.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,734       1,641
------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 15.94    $  17.26
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,700       3,276
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.34    $  10.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           478         339
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.97    $  16.85
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,545       2,937
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.20    $  15.17    $  14.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,475      14,461      15,533
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.07    $  10.01          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            370         139          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.29    $  10.61          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            438          94          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.77    $  10.57          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            117          54          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.40    $  11.16          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            597         444          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.57    $  15.34    $  14.02
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,414      14,341      14,238
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.98    $  11.78    $  11.21
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         11,305      12,783      13,609
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.81    $  16.03    $  14.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,423       8,724       9,029
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.57    $  29.61    $  29.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,365       1,411       1,417
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   4.97    $   4.66    $   4.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            143         137          13
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.71          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            372          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            135          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.94          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             12          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             20          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.86    $   9.94          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,522       1,269          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.71    $  16.29    $  16.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,669       4,057       4,383
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.26    $   9.99          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            356         189          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.38    $  14.94    $  14.50
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,525       3,854       4,174
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.99     $ 10.22     $ 11.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         14,531       4,578         114
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.84     $  9.91     $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,403       2,875           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.78     $  6.89     $  8.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         12,491       2,799          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.51     $  9.51     $ 11.28
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,508       3,161          37
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  29.33     $ 29.52     $ 29.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,972       1,554         256
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  15.77     $ 15.42          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,326       1,432          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.48     $  8.66     $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,847       1,053          23
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                               2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.75     $ 12.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             54          46
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              7          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.98          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.84     $ 27.54
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            266         360
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.99     $ 11.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             18          18
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                           -----------------------------------------
                                                                                              2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27     $ 17.99    $  16.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,438       1,687          96
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.35     $ 10.86    $  10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            561         775         237
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.75     $  6.32    $   6.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            283         498         473
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.17     $ 11.51    $  11.95
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            493         559         811
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.30     $ 26.83    $  19.12
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,004       3,820       4,088
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.42     $ 16.17    $  13.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            971         936         320
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 35.69     $ 67.76    $  61.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            162         185         238
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.32     $ 12.17    $  11.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,401       9,376      10,117
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.48     $ 13.11    $  12.18
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,706       2,899       3,342
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 25.79     $ 34.12    $  33.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,545       3,358       3,901
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.89     $ 18.96    $  17.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,888       3,283       3,610
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.70     $ 12.89    $  12.42
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,747       2,196       2,469
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.76     $ 10.67    $   9.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,514       3,987       4,513
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.15     $ 14.81    $  14.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,173       4,869       5,608
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.79     $ 12.18    $  11.01
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,628       5,331       6,249
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.78     $ 13.87    $  14.03
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,405       4,059       4,691
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.90    $  17.42         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             88          19         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   5.61    $   5.21         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            215          12         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.44          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            393          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.12    $  10.76    $  8.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,095       3,531     27,090
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.39          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            133          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  59.29    $  55.46    $ 50.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            264         269        265
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.30    $  11.24    $ 10.96
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         11,139      12,384     12,153
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.72    $  11.09    $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,665       3,994      3,394
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.83    $  30.28    $ 28.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,366       4,900      4,511
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.79    $  12.09    $ 10.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,367       3,660      3,008
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.07    $  10.50    $  9.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,709       2,980      2,952
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.82    $   9.24    $  8.77
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,006       6,362      5,953
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.27    $  11.60    $ 10.26
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,137       6,199      5,210
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.17    $   9.50    $  8.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,050       8,108      7,657
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.38    $  11.67    $ 10.25
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,098       5,827      5,443
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2002       2001       2000     1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.72    $  6.15    $  6.56    $ 11.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           737         43         55         52
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 36.85    $ 52.44    $ 70.94    $ 82.86
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           161        153        185        213
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.69         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,285         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.91         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           929         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 23.29    $ 24.29    $ 24.42    $ 27.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           903        221        260        329
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.82         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           923         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.65         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,004         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.80         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,130         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.92         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,722         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.21         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,602         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.38         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,889         --         --         --
------------------------------------------------------------------------------------------------------------------------------------


                                                                             23


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                           -----------------------------------------
                                                                                            2008       2007       2006
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.21    $  9.12    $  8.90
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           728        884        680
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.90    $ 17.76    $ 19.94
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,558      5,608      6,898
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.52    $ 12.47    $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,156      2,575      2,567
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2005       2004       2003
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.17    $  7.70          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           554         19          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 17.38    $ 16.80     $ 14.55
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         7,963      8,796       8,124
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.07    $  9.16     $  8.83
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,975      3,498       1,530
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2002        2001        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --      --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --      --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.70     $ 12.57     $ 10.81  $ 9.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,322         111          41      20
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.67          --          --      --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            306          --          --      --
------------------------------------------------------------------------------------------------------------------------------------






24


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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                 2008         2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.27    $  13.79    $  13.16    $  11.32    $  10.62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        844         603         595         286          51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,566       1,649       1,595       1,278         688
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  10.00    $  11.39    $  10.92    $  10.40    $  10.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        780         434         343         285         131
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,542       1,016         438         492         237
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.40    $  11.82    $  11.36    $  10.59    $  10.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        798         636         456         367         150
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,565         974         946         948         426
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  38.88    $  52.19    $  49.78    $  45.74    $  44.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,952       2,239       2,505       2,919       3,361
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,346       1,500       1,399       1,314       1,132
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.93    $  13.27    $  12.64    $  11.19    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      3,168       2,958       1,913         711         256
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,241       6,731       6,975       4,170       1,617
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 151.18    $ 272.69    $ 267.14    $ 244.64    $ 237.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        430         529         687         900       1,044
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        555         670         876       1,138       1,384
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  20.41    $  19.97    $  18.95    $  18.62    $  18.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        860       1,014       1,287       1,772       2,322
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        571         579         773       1,100       1,348
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.87    $  20.30    $  18.42    $  15.12    $  13.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      2,218       2,628       3,112       3,477       3,816
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,498       1,872       2,019       2,553       2,475
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  11.42    $  20.92    $  18.17    $  16.90    $  15.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        781         916       1,201       1,468       1,733
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,048       2,476       3,532       4,499       5,465
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   6.81    $  11.22    $  11.50    $  10.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         42          34          28          12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         57          51          19           2          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  15.11    $  24.14    $  24.18    $  20.27    $  19.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,458       1,752       2,213       2,721       3,230
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,799       2,291       2,960       3,782       4,699
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  14.00    $  24.89    $  22.90    $  18.47    $  16.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        848       1,077       1,280       1,346       1,244
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,114       4,966       6,421       7,759       9,124
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   4.63    $   6.93    $   6.78    $   5.92    $   5.66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        533         588         886         767          87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        413         535         720         983         345
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2003        2002        2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  41.25    $  35.10    $  40.77           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,674       3,926       2,511           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         732         407         289           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 211.19    $ 143.14    $ 217.65     $ 247.21     $ 292.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,145       1,240       1,555        1,775        1,434
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,588       1,770       2,160        2,453        2,344
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  18.54    $  18.40    $  17.18     $  16.14     $  15.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,993       4,099       3,288        2,333        2,057
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,651       1,739          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.40    $   8.55    $   9.64     $  12.74     $  16.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       4,111       3,907         737          839          591
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,639         208          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.66    $   9.83    $  14.28     $  16.68     $  14.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,001       2,020       2,115        2,156        1,264
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,324       6,943       8,170        9,189        6,912
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  18.30    $  14.14    $  17.20     $  16.52     $  14.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,348       3,538       3,681        3,305        2,567
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,955       5,160       5,603        5,888        5,766
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.08    $  11.14    $  13.55     $  17.50     $  20.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,181       1,196          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,329      12,054      14,032       15,833       13,783
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                   2008       2007        2006       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.40    $  10.00    $  9.04    $  8.71    $  8.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         30          44         46         54         55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        132         126        157        557        258
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.02    $  13.64    $ 13.11    $ 12.38    $ 11.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         90          85         74         45         19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,337       5,042      6,381      8,004      9,529
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.80    $  13.11    $ 13.08    $ 11.83    $ 11.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,644       2,094      1,987      2,382      2,835
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,941      10,718     10,352     13,004     15,697
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.96    $  11.23    $ 11.07    $ 10.40         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        146         164        165         56         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         84          76        112         18         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.66    $  11.10    $ 10.85         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        211         168         49         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        374         369         94         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 19.19    $  31.03    $ 29.97    $ 26.40    $ 25.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,388       1,714      2,138      2,703      3,163
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,764       4,648      6,213      8,100      9,685
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.34    $  10.80    $ 10.02    $  9.82         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        417         225        104          8         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        499         227        125         16         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.00    $   9.80    $  8.92    $  8.54    $  8.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        199         239        292        365        431
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        309         351        275        431        573
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.06    $  10.50    $ 10.43         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        578         609        222         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        474         444        141         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.41    $   9.75    $ 10.82         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         86          33          8         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        170          47         14         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.92    $   9.52         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        282         245         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        619         308         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.08    $  11.86    $ 11.63    $ 10.50         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        137         178        114         54         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         66          77         74         17         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 20.28    $  29.65    $ 27.50    $ 23.46    $ 22.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        264         267        191        183         31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        295         311        141        170         72
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.94    $  6.29    $  8.67          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         39         29         10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        189         89          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.46    $  9.38    $ 12.90    $  17.32    $  21.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         20         13         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     11,360     13,307     16,512      19,069      17,154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.33    $  7.97    $ 10.72    $  11.09    $  10.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      3,037      3,265        231         174          72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     17,536     18,971      2,208       2,064         982
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 23.57    $ 18.69    $ 24.41    $  28.18    $  31.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      3,443      3,683      4,413       4,923          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     10,779     11,356     12,941      14,537          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.89    $  5.79    $  7.72    $   9.43    $  10.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        286        184        161         164         139
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        552        243        140         136          91
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------


26


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.98     $ 16.51    $  14.52    $  12.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        429         388         502         525
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,946       2,344       3,119       3,695
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.63     $ 16.34    $  14.25    $  11.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        179         138          82          31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        191         264          78          28
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.09     $ 14.57    $  14.33    $  13.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        758       1,111       1,273       1,222
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,114       5,253       6,838       8,972
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.30     $ 15.66    $  16.07    $  13.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        624         769         978       1,142
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      6,572       8,143      10,415      13,350
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.69     $ 10.84    $  10.58    $   9.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        255         332         411         551
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,960       2,567       3,675       4,802
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.94     $  7.86    $   6.99    $   7.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      2,797       3,381       4,248       5,346
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,108       4,849       6,383       8,379
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.49     $ 17.21    $  15.09    $  14.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,885       2,262       2,809       3,663
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,436       4,084       5,280       6,697
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.51     $ 10.56    $  11.38    $  10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        156         159         136          28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        147         156         182          41
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.45     $ 16.90    $  17.95    $  14.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      5,687       7,503       2,657       3,058
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,274       5,583       6,430       8,002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.02     $ 10.64    $  10.04    $  10.00
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        122         149         121          93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        203         246         287          55
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.83     $ 12.51    $  12.25    $  10.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         75          87         119          26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        211         356         490          93
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.73     $ 12.82    $  11.74    $  10.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         75          48          49          25
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        202          86          80          74
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.39     $ 12.27    $  12.36    $  11.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        152         211         193         240
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        197         259         214         210
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2004        2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.68    $  9.53    $  7.29    $  8.69    $  11.14   $  13.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         425        279        133         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,078      3,761      3,093      3,210       3,230      1,477
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.84    $ 13.48    $ 13.22    $ 12.23    $  11.48   $  10.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,021        985        903         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,774     12,484     14,961     14,916      13,606     12,838
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.20    $ 12.07    $  9.64    $ 12.08    $  13.14   $  12.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,375      1,530      1,663      1,936       2,045      2,057
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      16,352     18,895     21,846     25,574      28,008     29,522
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.98    $  8.17    $  6.79    $  8.71    $  10.51   $  10.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         635        715        776        948       1,014        550
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,835      6,684      6,910      8,228       8,940      6,033
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.28    $  5.88    $  4.84    $  7.12    $   9.49   $  11.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       6,276      7,382      8,409     10,884      12,132      6,304
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       9,271     10,777     12,339     15,780      17,298      8,614
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.19    $ 11.88    $  9.31    $ 14.37    $  22.09   $  27.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       4,453      5,082      5,638      7,229       8,254      6,114
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,228      9,491     10,806     13,726      16,073     13,671
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.41    $ 12.88    $ 10.14    $ 11.90    $  11.70   $  12.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,317      3,362      3,350      2,847          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       9,491     10,036     10,473     10,569      10,105      9,428
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------


                                                                             27


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.89     $ 18.49     $ 16.44     $ 15.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,203       1,298       1,541       1,644
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,313       1,429       1,821       2,123
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.86     $ 13.70     $ 12.86     $ 11.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         935       1,100       1,330       1,652
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,046       1,295       1,862       2,752
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.16     $ 17.04     $ 17.55     $ 15.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,128       1,472       1,921       2,356
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         780       1,031       1,465       2,388
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 30.60     $ 30.37     $ 29.41     $ 28.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,288         949       1,040       1,076
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,696       2,271       2,410       2,619
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.87     $  5.85     $  4.91     $  4.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         637         270         136         143
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         617         441          28          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.56     $ 10.74     $ 10.71          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         210         225          50          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         193         210          92          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.76     $ 11.57     $ 11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          70          80           8          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         102         146          34          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.73     $ 11.15     $ 10.93          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          36          36          17          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          43          67          10          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.55     $ 10.75     $ 11.10          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30          26          12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          42          51           9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.24     $ 10.82     $  9.84     $  9.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         991         393         330         253
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,173         444         431         308
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.57     $ 16.89     $ 16.38     $ 15.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         223         293         353         490
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         324         436         459         574
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.28     $ 10.63     $ 10.23     $  9.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         128         125         174          76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         304         189         185          57
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.79     $ 16.60     $ 17.14     $ 14.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         558         662         793         914
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         995       1,203       1,660       2,139
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2004        2003        2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.95     $ 12.80    $  9.89     $ 11.34          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,467       1,522        767          14          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,102       2,058      1,041         155          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.14     $  9.73    $  6.87     $  8.54     $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,605       1,435        951         493          82          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,883       2,874      2,717       2,307         638          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.40     $ 12.39    $  9.42     $ 11.20     $ 10.92     $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,500       2,709      2,863       2,091       1,080         972
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,481       2,639      3,169       2,256         223          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 28.18     $ 28.34    $ 28.57     $ 28.61     $ 28.00     $ 26.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,221       1,537      2,299       2,501       1,860       2,900
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,938       3,834      5,633       6,273       5,065       7,278
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.43          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          20          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.89     $ 15.53    $ 15.20          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         460         434        430          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         603         631        552          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.35     $ 12.36    $  8.59     $ 11.01     $ 10.94     $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,073       1,030        859         899         989         756
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,622       3,320      2,817       3,131       3,340       2,922
------------------------------------------------------------------------------------------------------------------------------------


28


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                 2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.96     $ 17.46     $ 16.51     $ 17.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        128         173          45          46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        369         415         145         160
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.32     $ 10.83     $ 10.76          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        113         136          61          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        189         228          98          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  3.69     $  6.24     $  6.25     $  5.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        152         214         193         114
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        108         129         177         169
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.13     $ 11.47     $ 11.92     $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        159         159         251         156
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        244         298         350         250
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.11     $ 26.41     $ 18.85     $ 13.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,341       1,728       1,993       2,131
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,671       2,238       2,967       3,667
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.37     $ 16.10     $ 13.34     $ 12.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        208         175          74          68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        294         336         109          49
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 34.47     $ 65.53     $ 59.65     $ 57.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        139         170         220         284
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        305         364         467         585
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.19     $ 12.06     $ 11.50     $ 11.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        699         685         797       1,030
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        705         622         738         919
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.38     $ 12.99     $ 12.08     $ 11.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        296         261         346         460
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        275         273         360         464
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 24.94     $ 33.05     $ 32.49     $ 29.95
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        540         727         911       1,125
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,227       1,569       2,099       2,710
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.78     $ 18.79     $ 16.94     $ 13.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        400         453         524         462
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        528         652         762         657
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.62     $ 12.77     $ 12.33     $ 11.00
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        118         154         160         181
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        192         233         294         268
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.70     $ 10.58     $  9.64     $  9.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        228         253         336         424
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        415         486         568         759
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2004       2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.99         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          10         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          17         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.16         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          14         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          41         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.64    $  8.72    $  5.67    $  6.11    $  6.53     $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,948      1,871      1,807      1,765      2,063       1,267
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,845      4,287      3,992      4,501      4,990       3,859
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 53.88    $ 48.73    $ 35.92    $ 51.19    $ 69.35     $ 81.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         334        375        404        513        595         553
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         710        812        899      1,101      1,253       1,163
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.19    $ 10.92    $ 10.67         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,247      1,242      1,119         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,011      1,187      1,217         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.04    $  9.98    $  7.90         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         484        378        205         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         567        383        235         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 29.46    $ 27.48    $ 22.73    $ 23.74    $ 23.90     $ 26.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,318      1,384      1,316      1,516      1,616       1,539
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,408      3,959      3,827      4,307      4,697       5,048
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.03    $ 10.34    $  7.81         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         456        377        183         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         704        494        118         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.45    $  9.66    $  7.64         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         201        230        166         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         253        248        169         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.20    $  8.74    $  6.79         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         449        410        275         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         801        802        305         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.06     $ 14.68     $ 14.36     $ 12.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        404         440         512         544
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        478         700       1,027       1,404
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.72     $ 12.07     $ 10.93     $ 10.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        314         387         519         629
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        426         492         721         863
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.68     $ 13.75     $ 13.92     $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        333         339         535         605
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        410         587         779         911
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.14     $  8.99     $  8.79     $  8.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        293         412         286         189
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        306         347         259         287
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.72     $ 17.49     $ 19.67     $ 17.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        392         554         761         919
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,179       2,770       3,861       5,204
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.45     $ 12.36     $ 10.60     $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        444         513         609         854
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        537         647         737       1,024
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                   2004        2003       2002       2001         2000      1999
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.54     $ 10.23    $  7.91          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         503         429        344          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,102         698        384          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.45     $  8.58    $  6.20          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         806         761        429          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,078       1,104        369          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.62     $ 10.22    $  7.37          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         904         765        486          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,203         820        388          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.63          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          68          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          29          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.63     $ 14.39    $ 10.62     $ 12.50     $ 10.76    $  9.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         986         840        665          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,654       7,289      7,825       7,755       7,215      6,774
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.12     $  8.81    $  5.66          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,028         278         44          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,493         571        264          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.19   $  13.68    $  13.09    $  11.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         667        566         265         106
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      44,143     31,080       6,793         342
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.90   $  11.30    $  10.85    $  10.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         992        549         334         254
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      18,171      4,087       1,202         501
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.30   $  11.73    $  11.29    $  10.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         779        627         429         360
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      16,064      7,023       2,537         671
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  37.11   $  49.91    $  47.71    $  43.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,572      1,879        2045       2,273
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      18,036      9,394       3,387         762
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.84   $  13.16    $  12.57    $  11.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,625      3,240        2127         788
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     130,940     85,777      22,340       2,035
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 141.42   $ 255.59    $ 250.91    $ 230.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         232        289         361         422
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         423        392         361         370
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.69   $  19.30    $  18.35    $  18.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,536      1,984        2414       2,944
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,058        813         747         873
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.60   $  19.79    $  17.99    $  14.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,398      2,956        3446       3,745
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,749      5,611       1,983       1,000
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.15   $  20.47    $  17.82    $  16.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,540      1,874        2275       2,668
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,766      2,301       1,922       1,979
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.68   $  11.03    $  11.34    $  10.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30         27          15           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         709        507         100          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.75   $  23.62    $  23.71    $  19.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,279      1,597        1927       2,336
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,421      2,381       1,301       1,147
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.67   $  24.36    $  22.46    $  18.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         781      1,017        1158       1,158
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,347      4,881       3,580       3,145
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  ------------------------------------------------------------------
                                                                   2004        2003        2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.60          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          40          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         120          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.27          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         140          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         286          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.38          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         137          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         279          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  42.57    $  39.77    $  33.91    $  39.47           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,498       2,668       2,816       1,417           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         659         461         279         110           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 224.21    $ 199.56    $ 135.53    $ 206.51     $ 235.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         469         489         510         468          217
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         430         484         521         499          204
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  18.13    $  18.07    $  17.97    $  16.81     $  15.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,603       4,546       5,993       2,919          269
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,061       1,357       1,226          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.03    $  11.20    $   8.42    $   9.51     $  12.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,983       4,195       3,915         702          389
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,008       1,052         135          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  15.12    $  13.48    $   9.71    $  14.14     $  16.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,054       3,346       3,468       2,681          825
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,313       2,809       3,037       2,971        1,248
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.65    $  18.05    $  13.98    $  17.04     $  16.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,719       2,785       2,900       1,793          275
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,430       1,339       1,334       1,071          299
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  16.63    $  13.89    $  11.02    $  13.42     $  17.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,121       1,114       1,121          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,356       3,673       4,227       4,268        2,110
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2008       2007       2006       2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.54    $  6.81    $  6.67    $  5.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        433        479        620        632
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,897      2,391      1,207        536
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.30    $  9.83    $  8.91    $  8.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         43         46         52         53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        636        349        147         65
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.83    $ 13.35    $ 12.86    $ 12.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        120        120         86         60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,107      3,136      2,540      2,470
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.65    $ 12.88    $ 12.87    $ 11.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,315      1,850       1219      1,450
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      6,117      7,563      4,914      5,540
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.90    $ 11.17    $ 11.04    $ 10.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        178        180        178         53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,019      1,451        382         65
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.63    $ 11.07    $ 10.84         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        263        156         35         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,304      3,797        665         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.62    $ 30.17    $ 29.20    $ 15.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        812        979       1200      1,369
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,288      4,204      3,534      3,726
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.19    $ 10.68    $  9.92    $  9.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        454        169         85          4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,387      1,997        457          9
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.86    $  9.62    $  8.78    $  8.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        348        402        432        488
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,482      1,089        319        349
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.03    $ 10.47    $ 10.42         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        619        694        200         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,326      6,851      1,076         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.38    $  9.73    $ 10.82         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         69         37         12         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,829        936        153         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.90    $  9.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        157        104         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     27,745     13,483         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.01    $ 11.80    $ 11.59    $ 10.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        138        180        116         33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,577      1,416        425         11
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                  2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.59         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         71         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        306         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.03    $  7.87    $  6.25    $  8.63          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         30         38         35          3          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         88        101         79         19          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.75         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         25         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,815         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.18    $ 10.23    $  7.91    $ 10.66     $ 11.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,594      1,685      1,728        283         110
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      6,418      6,957      7,543      2,052         628
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 25.07    $ 23.10    $ 18.36    $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,508      1,538      1,539      1,082         421
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,345      4,750      5,020      4,534       1,524
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.23    $  7,80    $  5.74    $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        647        514        419        233          39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        400        500        378        182          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 19.46     $ 28.50     $ 26.49    $  22.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         243         223         148         129
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,270       2,211         519         111
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.81     $ 16.22     $ 14.30    $  12.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         371         338         355         366
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,686       3,598       2,904       2,599
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.55     $ 16.25     $ 14.20    $  11.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         147         113          39          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,704       1,865         310           5
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.80     $ 14.28     $ 14.07    $  13.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         782       1,284       1,359       1,399
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,813       8,678       7,950       8,015
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.09     $ 15.32     $ 15.76    $  13.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         279         361         415         466
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,921       3,721       4,048       4,589
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.56     $ 10.64     $ 10.41    $   9.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         276         327         412         507
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,845       3,557       4,130       4,965
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.85     $  7.72     $  6.88    $   7.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,657       3,164        4038       4,648
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,722       7,920       7,569       9,117
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.24     $ 16.84     $ 14.80    $  13.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         909       1,065        1228       1,421
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,719       2,698       2,090       2,422
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.42     $ 10.36     $ 11.19    $  10.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          64          68          63          20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,742       1,312         738         113
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.24     $ 16.56     $ 17.62    $  14.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       5,899       7,968        3035       3,256
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,454       9,126       5,695       5,091
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.94     $ 10.58     $ 10.01    $   9.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         170         151         145         108
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,241       1,048         567          30
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.77     $ 12.44     $ 12.21    $  10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          57          88         124          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,303       1,062         501          58
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.66     $ 12.75     $ 11.70    $  10.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          81          35          30           5
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,080         497         138          45
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                  2004        2003       2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  22.05         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          63         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.56    $  9.44    $  7.23    $  8.65     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         328        238        100         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,863      2,832      2,786      2,530       1,050
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.65    $ 13.32    $ 13.09    $ 12.13     $ 11.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,172      1,191      1,232         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,979     10,672     12,695      8,943       1,427
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.99    $ 11.90    $  9.53    $ 11.97     $ 13.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         509        568        620        398          80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,234      6,009      6,939      6,123       1,419
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.87    $  8.08    $  6.73    $  8.66     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         599        642        706        584         298
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,788      6,613      7,231      7,160       2,262
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.21    $  5.82    $  4.80    $  7.08     $  9.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       5,347      6,234      6,946      6,887       3,355
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,421     11,828     13,521     14,217       6,200
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.99    $ 11.72    $  9.20    $ 14.23     $ 21.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,652      1,886      2,080      2,260       1,301
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,867      3,344      3,796      4,345       2,112
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.21    $ 12.72    $ 10.04    $ 11.80     $ 11.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,414      3,447      3,347      1,416          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,823      6,106      6,520      4,851       1,119
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------


                                                                             33


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                  2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.33     $ 12.20     $ 12.32     $ 11.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        139         142         117         140
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,698       2,108         531         120
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.73     $ 18.25     $ 16.26     $ 15.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,092       1,275        1408       1,386
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      9,050       5,863       2,666       1,390
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.74     $ 13.50     $ 12.70     $ 11.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,671       2,075        2486       2,857
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      7,091       6,060       4,317       4,297
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.92     $ 16.67     $ 17.21     $ 15.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      2,080       2,791        3415       3,954
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,049       3,624       3,215       3,279
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.93     $ 28.78     $ 27.92     $ 27.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,454       1,294        1184       1,196
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,634       3,506       2,933       1,954
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  3.79     $  5.74     $  4.83     $  4.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        607         124          62          58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,847       1,806         155          14
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.53     $ 10.71     $ 10.70          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        170         194          47          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,890       3,519         623          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.73     $ 11.54     $ 11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         59          58          17          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,347       1,565         227          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.70     $ 11.12     $ 10.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         15          14           6          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        968         683         158          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.52     $ 10.73     $ 11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         32          29           9          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,367       1,020         186          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.17     $ 10.76     $  9.81     $  9.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,103         493         337         248
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     11,794       3,625       1,202         300
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 15.10     $ 16.41     $ 15.95     $ 15.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        279         352         389         490
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,534       1,355         630         455
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.20     $ 10.57     $ 10.20     $  9.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        144         191         140          80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,549         603         205          25
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.86     $ 12.74    $  9.87     $ 11.33         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,261       1,331        616          32         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,251       1,338        701          89         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.04     $  9.67    $  6.84     $  8.52    $  9.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,046       3,156      2,863       1,550         58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,997       5,343      5,392       4,418        609
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.18     $ 12.22    $  9.32     $ 11.09    $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       4,357       4,738      5,068       2,457         70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,574       3,783      4,067       3,015        198
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 26.87     $ 27.08    $ 27.35     $ 27.44    $ 26.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,317       1,572      2,248       2,060        571
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,306       3,186      4,967       4,110        826
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.38          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           6          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.54     $ 15.21    $ 14.92          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         489         495        429          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         480         519        474          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------


34


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.55     $ 16.27     $ 16.83    $  14.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         461         571         681         710
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,777       2,196       1,231         854
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.55     $ 16.79     $ 15.90       16.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         410         471          27          41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,310       2,146          71          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.29     $ 10.80     $ 10.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          87         124          39          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,287       2,998         531          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.62     $  6.12     $  6.15    $   5.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         116         141         158         107
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,130       1,796         424         102
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.08     $ 11.41     $ 11.88    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         107         123         142          85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,035       1,990         900         131
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.86     $ 25.86     $ 18.50    $  13.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,328       1,520        1689       1,667
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,369       5,992       2,602       1,632
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.31     $ 16.02     $ 13.29    $  12.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         213         145          44          35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,782       2,291         361          40
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 32.90     $ 62.68     $ 57.17    $  55.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          39          49          62          76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         210         180         171         172
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.02     $ 11.91     $ 11.39    $  11.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         966       1,145        1341       1,555
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,422       2,253       1,474       1,199
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.25     $ 12.83     $ 11.96    $  11.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         295         344         427         462
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,361       1,640         696         453
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 23.85     $ 31.67     $ 31.19    $  28.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         536         755         896       1,045
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,874       2,103       1,654       1,626
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.64     $ 18.56     $ 16.77    $  13.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         417         488         569         462
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,649       2,753       1,168         480
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.51     $ 12.62     $ 12.21    $  10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         192         251         302         332
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         981         750         346         269
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.62     $ 10.45     $  9.54    $   9.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         314         368         512         600
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.15     $ 12.21    $  8.50     $ 10.92     $ 10.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         783         789        660         361         106
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,001       1,152        974         825         270
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.44          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           9          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.10          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           6          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.48     $  8.61    $  5.61     $  6.06     $  6.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,556       1,439      1,441       1,014         541
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,515       1,462      1,464       1,482         881
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 51.85     $ 46.99    $ 34.70     $ 49.56     $ 67.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          88          99        102         118          36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         181         211        241         249         106
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.13     $ 10.88    $ 10.65          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,721       1,778      1,483          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,470       1,625      1,594          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.98     $  9.94    $  7.88          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         473         420        347          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         565         375        264          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 28.41     $ 26.55    $ 22.00     $ 23.03     $ 23.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,146       1,144      1,013         696         145
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,924       2,218      1,906       1,632         432
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.96     $ 10.30    $  7.79          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         473         456        346          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         411         323        108          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.39     $  9.62    $  7.63          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         382         403        338          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         397         296        201          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.15     $  8.71    $  6.77          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         712         701        571          --          --
------------------------------------------------------------------------------------------------------------------------------------


                                                                             35


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,942       1,621         999         613
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.93     $ 14.50     $ 14.21     $ 12.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        462         510         606         636
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,416       2,431       1,285         919
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.62     $ 11.92     $ 10.82     $ 10.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        535         685         807         975
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,770       1,398         884         663
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.56     $ 13.58     $ 13.78     $ 12.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        451         510         656         774
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,982       1,394         838         550
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.03     $  8.83     $  8.65     $  7.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        240         362         218         117
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,484       2,924         627         195
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.48     $ 17.14     $ 19.31     $ 16.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        326         512         683         796
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,879       2,209       2,465       2,629
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.36     $ 12.21     $ 10.49     $  9.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,152       1,391        1590       1,869
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,243       3,629       2,459       2,792
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         930         759        424          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.47     $ 10.18    $  7.89          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         613         560        565          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         809         635        503          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.40     $  8.54    $  6.19          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,099       1,103        768          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         773         720        427          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.54     $ 10.18    $  7.35          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         995         827        678          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         720         545        364          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.53          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          11          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.39     $ 14.22    $ 10.51     $ 12.39     $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         837         707        482          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,013       3,182      3,460       2,447         588
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.07     $  8.77    $  5.65          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,185         284        150          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,478         278        386          --          --
------------------------------------------------------------------------------------------------------------------------------------

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                  2008       2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.17    $  13.65    $  13.07    $  11.26    $  10.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        121         152         189          92          24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,922       3,517       3,308       1,298         726
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.88    $  11.28    $  10.84    $  10.35    $  10.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        440         256         190         168          63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,454       1,731       1,508       1,073         686
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.28    $  11.71    $  11.28    $  10.54    $  10.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        681         594         462         397         279
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,852       1,825       1,741       1,299         787
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  36.68    $  49.36    $  47.21    $  43.48    $  42.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        963       1,073       1,195       1,301       1,400
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,966       3,439       3,955       4,167       3,907
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.82    $  13.14    $  12.55    $  11.14    $  10.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,558       1,599        1043         408         180
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,765      10,293      11,247       7,926       3,664
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 139.08    $ 251.49    $ 247.00    $ 226.77    $ 220.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        127         159         200         244         275
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        308         377         490         586         683
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  19.51    $  19.14    $  18.20    $  17.94    $  18.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,090       1,229       1,493       1,833       2,200
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,664       1,956       2,358       2,881       3,326
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.53    $  19.66    $  17.88    $  14.71    $  12.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,144       1,393       1,534       1,664       1,745
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,496       3,456       4,168       4,498       4,337
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  11.09    $  20.36    $  17.73    $  16.53    $  15.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        604         718         908       1,100       1,230
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,882       2,356       3,069       3,839       4,346
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   6.67    $  11.02    $  11.33    $  10.36          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         12          19          17           5          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         85          89          99          53          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  14.66    $  23.49    $  23.60    $  19.83    $  19.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        627         774         917       1,046       1,213
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,175       2,711       3,644       4,227       4,909
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  13.59    $  24.23    $  22.35    $  18.07    $  16.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        313         437         514         514         468
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,472       3,272       4,311       4,992       5,077
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                   2003        2002        2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  39.41    $  33.62    $  39.15           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,489       1,564       1,005           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,733         598          97           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 196.75    $ 133.70    $ 203.81     $ 232.08     $ 275.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         301         314         380          310           66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         689         581         661          618          255
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  17.95    $  17.86    $  16.72     $  15.75     $  14.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,818       3,868       2,545          486           59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,448       2,501          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.15    $   8.38    $   9.48     $  12.56     $  16.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,928       1,910         404          302           38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,026         604          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                     $  13.43    $   9.69    $  14.11     $  16.53     $  14.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,362       1,384       1,276          718           30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,534       3,377       3,423        3,189          818
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  17.99    $  13.94    $  17.00     $  16.37     $  14.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,296       1,419       1,305          431          163
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,335       2,235       1,559        1,079          173
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.84    $  10.98    $  13.39     $  17.34     $  20.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         487         498          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,316       3,555       3,126        2,033          771
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                 2008       2007       2006       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.51    $  6.78    $  6.64    $  5.82    $  5.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        319        306        421        387         56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        613        684        907      1,277        370
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.28    $  9.79    $  8.87    $  8.57    $  8.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          9          8         10         10         11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        206        250        367        468        498
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.79    $ 13.28    $ 12.80    $ 12.11    $ 11.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        109        145        134         45         29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,689      2,030      2,547      2,581      2,715
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.61    $ 12.83    $ 12.82    $ 11.63    $ 11.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        659        910        654        775        867
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     13,273     16,294      9,568     11,228     12,694
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.88    $ 11.15    $ 11.03    $ 10.38         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         90        139        108         40         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        240        246        247        113         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.62    $ 11.06    $ 10.84         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         75         99         33         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        780        634        332         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.48    $ 29.96    $ 29.01    $ 25.62    $ 24.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        453        582        723        864        968
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,011      6,391      8,474     10,127     11,584
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.17    $ 10.66    $  9.92    $  9.74         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        316        113         61          4         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,062        777        471         36         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.82    $  9.58    $  8.74    $  8.39    $  8.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        147        174        157        190        242
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,192      1,455      1,731      2,184      2,500
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.02    $ 10.46    $ 10.42         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        388        447        120         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,489      2,051        730         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.37    $  9.72    $ 10.81         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         73         29          7         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        250         73         51         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.90    $  9.50         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        122         61         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,164      1,153         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.99    $ 11.78    $ 11.58    $ 10.49         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         67         64         44         19         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        171        230        268        107         --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.86    $  6.24    $  8.62          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         25         38          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        478        128         13          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.27    $  9.24    $ 12.75     $ 17.16     $ 21.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         39         16         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,971      2,171      2,221       1,658         576
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.21    $  7.89    $ 10.65     $ 11.04     $ 10.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        896        961        166         112          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     12,682      9,408      3,151       2,953         987
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 22.99    $ 18.28    $ 23.93     $ 27.69          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,030      1,042      1,038         734          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     11,512      7,152      6,601       6,057          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.79    $  5.73    $  7.66     $  9.38     $ 10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        184        143         90          17           8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,016        424        141          78           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.26    $  28.22    $  26.24    $  22.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         150         151         102          89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         302         300         291         339
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.76    $  16.15    $  14.24    $  12.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         228         212         235         191
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,817       7,394       9,957      11,032
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.54    $  16.23    $  14.19    $  11.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         110          94          24           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         378         409         273          98
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.73    $  14.21    $  14.01    $  13.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         577         869         924         943
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,829      10,140      12,428      14,021
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.03    $  15.24    $  15.68    $  13.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         184         229         281         306
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,578       3,182       4,115       4,803
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.53    $  10.60    $  10.37    $   9.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         183         230         298         328
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,012       5,022       6,684       7,849
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   4.82    $   7.69    $   6.86    $   7.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,522       1,913       2,322       2,818
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,705       9,407      11,991      14,352
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.18    $  16.75    $  14.72    $  13.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         537         676         791         957
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,095       2,691       3,075       3,566
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   4.41    $  10.35    $  11.18    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          52          73          63           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         306         503         784         195
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.19    $  16.48    $  17.54    $  14.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,907       3,862       1,465       1,617
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,639      13,726      13,777      15,585
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.92    $  10.57    $  10.00    $   9.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          89          99          64          55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         276         315         390         431
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   7.76    $  12.42    $  12.20    $  10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          73         116          83          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         323         368         502         135
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.65    $  12.73    $  11.69    $  10.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          48          29          22          21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         207         161         166         132
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2004        2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  21.86         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          21         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          74         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.53    $  9.42    $  7.22    $  8.64    $  11.09     $ 13.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         193        146         59         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      11,933     10,611      5,973      5,697       5,514       1,286
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.60    $ 13.28    $ 13.05    $ 12.10    $  11.40     $ 10.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         748        804        702         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      15,208     16,175     13,419     10,537       5,112       2,026
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.94    $ 11.86    $  9.51    $ 11.94    $  13.02     $ 12.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         338        377        359        287         124          12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,325      5,701      4,777      4,156       1,755         978
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.84    $  8.07    $  6.72    $  8.64    $  10.45     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         421        474        474        543         359         103
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,941      9,707      8,237      8,655       7,052       2,906
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.19    $  5.81    $  4.79    $  7.07    $   9.45     $ 11.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,283      3,962      4,522      5,608       4,909       1,112
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      15,822     17,115     16,550     18,765      17,412       5,630
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.94    $ 11.68    $  9.18    $ 14.20    $  21.88     $ 27.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,142      1,345      1,556      1,966       1,834         383
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,258      4,710      4,661      5,707       5,759       1,680
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.16    $ 12.68    $ 10.01    $ 11.78    $  11.61     $ 12.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,814      1,839      1,712      1,138          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      17,155     15,959      8,615      6,000       3,700       1,532
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                 2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.32     $ 12.18    $  12.31    $  11.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        106         128         115         102
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        354         480         519         490
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.69     $ 18.20    $  16.22    $  15.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        569         676         745         712
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,954       7,491      10,192      11,276
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.71     $ 13.45    $  12.66    $  11.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        823       1,036       1,207       1,413
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,117       6,276       8,561      10,309
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.86     $ 16.58    $  17.13    $  15.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        873       1,135       1,391       1,673
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,335       4,320       6,178       7,278
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.54     $ 28.40    $  27.57    $  26.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,382       1,201       1,177       1,247
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,635       3,889       3,996       4,058
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  3.77     $  5.72    $   4.81    $   4.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        224          79          29          44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,065         656         206         172
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.52     $ 10.70    $  10.70          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         89         121          23          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        499         748         372          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.72     $ 11.53    $  11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         44          68          12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        230         230          61          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.69     $ 11.11    $  10.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         63          66          21          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.51     $ 10.72    $  11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         15          32          14          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        148         123          30          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.15     $ 10.75    $   9.80    $   9.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        742         316         206         120
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,800       1,098       1,411         848
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.98     $ 16.29    $  15.84    $  15.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        196         219         243         296
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,459       1,861       2,329       2,753
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.18     $ 10.56    $  10.19    $   9.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        145          84         104          26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        628         588         593         132
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2004        2003        2002        2001       2000      1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.84    $  12.72    $  9.86    $  11.33         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         676         685        427          24         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      11,463      10,296      2,423          78         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.02    $   9.65    $  6.83    $   8.51    $  9.99         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,558       1,665      1,471         932        126         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      11,422      10,509      4,322       2,644        617         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.13    $  12.18    $  9.29    $  11.07    $ 10.82    $ 10.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,805       2,005      2,145       1,487         87         18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,736       7,229      3,714       2,090        251         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  26.55    $  26.78    $ 27.06    $  27.16    $ 26.65    $ 25.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,478       1,911      2,863       3,954      1,882        549
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,693       6,370      9,288      13,759         --      9,875
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   4.36          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          19          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  15.45    $  15.13    $ 14.85          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         279         282        347          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,951       3,122      1,064          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.49     $ 16.18     $ 16.75     $ 14.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         227         281         323         325
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,675       2,100       2,912       3,372
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.45     $ 16.62     $ 15.76     $ 16.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         268         293          12          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,328       1,641         104         146
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.29     $ 10.80     $ 10.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          65         109          28          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         411         572         298          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.60     $  6.10     $  6.12     $  5.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          48          65          69          33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         145         300         397         286
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.07     $ 11.39     $ 11.87     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         107         116         129          40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         491         424         647         410
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.79     $ 25.72     $ 18.41     $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         687         810         929         929
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,396       3,354       4,518       5,043
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.29     $ 16.00     $ 13.28     $ 12.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         127          73          30          33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         412         507         322         172
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 32.52     $ 61.99     $ 56.56     $ 54.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          32          39          53          62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         186         233         292         331
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.97     $ 11.87     $ 11.36     $ 11.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         707         822         915       1,033
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,240       5,230       6,686       7,527
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.21     $ 12.79     $ 11.93     $ 11.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         180         179         223         269
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,104       1,241       1,865       2,078
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 23.59     $ 31.34     $ 30.88     $ 28.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         300         409         475         558
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,063       2,743       3,798       4,585
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.61     $ 18.51     $ 16.73     $ 13.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         279         343         377         423
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,547       1,972       2,676       2,300
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.48     $ 12.58     $ 12.18     $ 10.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          96         154         175         208
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,012       1,291       1,745       1,956
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2004        2003        2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.10     $ 12.18    $  8.48     $ 10.90     $ 10.86     $ 11.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         378         358        240         239         113          23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,996       4,084      1,913       1,535       1,382         522
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  16.30          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          19          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   5.08          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          69          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.45     $  8.58    $  5.59     $  6.04     $  6.47     $ 10.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         860         837        857         821         715         126
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,587       4,232      2,823       3,043       2,958         962
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  51.36     $ 46.56    $ 34.41     $ 49.16     $ 66.77     $ 78.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          74          79         66          73          65          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         388         429        338         402         420         141
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.11     $ 10.87    $ 10.64          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,124       1,240      1,234          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,293       8,217      3,282          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.96     $  9.93    $  7.88          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         301         265        189          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,231       1,758        398          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  28.15     $ 26.32    $ 21.83     $ 22.86     $ 23.07     $ 25.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         647         634        511         500         219          35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,526       5,467      2,248       1,835       1,211         574
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.94     $ 10.29    $  7.79          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         460         371        286          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,160       1,684        553          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.37     $  9.61    $  7.62          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         255         249        213          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,038       1,850        635          --          --          --
------------------------------------------------------------------------------------------------------------------------------------


                                                                             41


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                 2008         2007       2006       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.60     $ 10.42    $  9.52    $  9.66    $  9.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        210         290        355        356        384
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,508       3,015      4,202      4,551      4,852
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.90     $ 14.46    $ 14.18    $ 12.07    $ 11.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        229         309        326        300        304
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,480       3,218      4,325      4,766      4,712
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.60     $ 11.88    $ 10.79    $ 10.01    $  9.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        242         327        402        460        503
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,611       3,156      4,520      5,281      6,078
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.53     $ 13.54    $ 13.75    $ 12.18    $ 11.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        235         288        386        425        575
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,077       2,710      3,885      4,432      5,059
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.01     $  8.79    $  8.61    $  7.94    $  7.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        136         193        125         61         11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        350         436        605        410         22
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.43     $ 17.05    $ 19.22    $ 16.83    $ 16.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        174         272        395        502        499
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,075       3,968      5,693      6,888      7,850
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.34     $ 12.17    $ 10.46    $  9.91    $  9.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        553         701        889      1,089      1,346
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,147       2,564      3,343      4,090      4,725
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2003       2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.70    $  6.77          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        385        283          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,258      1,299          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.17    $  7.89          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        297        292          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,848      1,272          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.53    $  6.18          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        538        344          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,628      1,488          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.17    $  7.35          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        467        381          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,927      1,262          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.17    $ 10.49     $ 12.37     $ 10.68     $ 9.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        370        275          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      7,354      5,021       3,274       2,109         98
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.76    $  5.65          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        281         96          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,117        205          --          --         --
------------------------------------------------------------------------------------------------------------------------------------






42


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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.70%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                --------------------------------------------------------------------
                                                                    2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.00    $  15.05    $  14.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4           7           8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,484       6,377       3,084
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.29    $  11.76    $  11.31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           5           5
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,824       2,454       1,800
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.82    $  12.40    $  11.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8          12          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,505       2,753       3,022
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 35.84    $  48.27    $  46.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4           6          32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,019       3,098       2,325
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.69    $  14.45    $  13.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           7          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     27,177      23,506      14,705
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $134.51    $ 243.48    $ 239.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           2           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         63          65          73
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 19.16    $  18.82    $  17.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         22          26          29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        948         404         376
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.40    $  19.41    $  17.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          6           7           9
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,924       2,236       1,508
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.96    $  20.14    $  17.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8          13          18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        421         443         462
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.65    $  10.99    $  11.31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           2           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        339         227         123
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.49    $  23.24    $  23.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         13          10          14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        834         842         856
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.45    $  11.72    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          10          13          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,519         656          32          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.82    $  10.74    $  10.30          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           6           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,000         281           1          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.19    $  11.02    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,176         414          84          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  42.61    $  41.36    $  38.70    $  33.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          33           8           9          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,725         893         383          86
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.28    $  11.71    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,917       2,788          46          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 219.99    $ 214.55    $ 191.26    $ 130.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3           3           4           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          73          64          29           9
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  17.67    $  17.76    $  17.72    $  17.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          39          67          84         146
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         481         416         458         259
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.55    $  12.84    $  11.05    $   8.32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          10          13          20          20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,037         649         530         142
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  16.39    $  14.95    $  13.34    $   9.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          18          20          25          28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         372         312         478         121
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.35          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          40          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.66    $  19.43    $  17.87    $  13.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          19          21          25          32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         849         802         502         184
------------------------------------------------------------------------------------------------------------------------------------


                                                                             43


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.43     $ 23.97     $ 22.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,000       1,136        1052
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.47     $  6.71     $  6.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          --           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         730         571         504
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.23     $  9.71     $  8.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         286         373         353
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.70     $ 13.14     $ 12.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,426       1,289        1484
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.54     $ 12.71     $ 12.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,528       3,063       1,393
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.85     $ 11.12     $ 11.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,204         180         225
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.60     $ 11.05     $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,517       1,189         216
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.20     $ 29.54     $ 28.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4           5           9
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,308       1,547          64
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.14     $ 10.64     $  9.90
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,063         476         185
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.75     $  9.49     $  8.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         353         249         215
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.01     $ 10.45     $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,649       1,574         368
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.36     $  9.71     $ 10.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         377         421          38
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.89     $  9.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,195       2,805          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 17.91     $ 16.44     $ 13.75     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3           3           6           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         782         522         441         161
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.78     $  5.54          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         326          15          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.51     $  7.96     $  7.82     $  6.22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         314         204         249          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.00     $ 11.62     $ 11.20     $  9.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         351         160         164          40
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.55     $ 11.08     $ 10.16     $  7.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --           1          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,585       1,200         776         200
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.37          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          81          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 25.31     $ 24.66     $ 22.76     $ 18.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          12          13          16          10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,604       1,386       1,074         399
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.74          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           8          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.33     $  8.15     $  7.75     $  5.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --           1           2           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         280         377         218          32
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------


44



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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                 -------------------------------------------------------------------
                                                                    2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.95     $ 11.75     $ 11.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           3           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        305         337         193
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $18.86     $ 27.67     $ 25.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          --           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        610         618         233
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.68     $ 16.01     $ 14.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,341       2,289       3,208
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.50     $ 16.18     $ 14.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        796         665         269
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.59     $ 14.07     $ 13.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4          13           8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,216       1,473       1,477
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.93     $ 15.08     $ 15.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         13           2           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        280         288         351
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.46     $ 10.50     $ 10.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        389         458         510
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.78     $  7.62     $  6.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         15           9          14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,004       1,050       1,042
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.06     $ 16.57     $ 14.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        298         492         192
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.39     $ 10.32     $ 11.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4           3           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        847         809         532
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.09     $ 16.31     $ 17.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         55          62          21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,668       3,123       2,507
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.88     $ 10.54     $  9.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        237         248         135
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.73     $ 12.39     $ 12.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        351         369         308
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.48          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          77          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 22.05     $ 21.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          79           9         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.06     $ 10.47    $  9.38    $  7.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,337       1,926      1,026        282
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.47          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          56          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.57     $ 13.50    $ 13.20    $ 12.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          12           8          7          9
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,527       1,343      1,175        441
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.12     $ 12.84    $ 11.78    $  9.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          11          11         16         13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         347         370        307        128
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.26     $  8.79    $  8.03    $  6.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         603         610        598        229
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.96     $  6.16    $  5.78    $  4.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          17          17         24         22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,055         981        856        341
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.76     $ 12.84    $ 11.60    $  9.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           2          5          7
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         184         149         93         38
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.63          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         144          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.57     $ 14.06    $ 12.60    $  9.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          35          49         54         60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,363       2,169      1,481        530
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.98          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         173          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.57          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          83          --         --         --
------------------------------------------------------------------------------------------------------------------------------------


                                                                             45




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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                 -------------------------------------------------------------------
                                                                  2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.62     $ 12.70     $ 11.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        425         442         196
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.29     $ 12.15     $ 12.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        922         888         591
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.61     $ 18.08     $ 16.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          3           5          11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,228       3,346       2,714
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.66     $ 13.35     $ 12.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         12          26          31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,863       2,166       1,890
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.74     $ 16.40     $ 16.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          6           8          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        902       1,069       1,156
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $27.75     $ 27.65     $ 26.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         79          21          22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,943       1,051        1102
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 3.74     $  5.66     $  4.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,560         657          83
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.50     $ 10.69     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,644       1,727         258
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.71     $ 11.51     $ 11.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        786         674          83
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.68     $ 11.10     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        130         154          20
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.50     $ 10.70     $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        340         277          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.11     $ 10.72     $  9.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          6          13           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,525       1,235         730
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.75     $ 16.06     $ 15.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          5          10          11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        502         626         590
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.54          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          84          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.12          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         290          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.01     $ 13.79     $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           8          11          16          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,354       1,938       1,510        386
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.47     $ 10.97     $  9.62    $  6.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          35          38          41         39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,556       1,391         883        285
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.34     $ 14.02     $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          19          26          31         36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,107       1,007         636        237
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 26.15     $ 25.92     $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           8          15          37         57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         845         349         434        630
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.49     $  4.34          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          72          22          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.91          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         286          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.31     $ 15.27     $ 14.97    $ 14.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          14          17          14         17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         573         555         512        198
------------------------------------------------------------------------------------------------------------------------------------


46


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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                  2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.15     $ 10.53     $ 10.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           5           3           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         475         262         202
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.37     $ 16.02     $ 16.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2           1           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         720         713         744
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.26     $ 16.30     $ 15.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         421         401          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.27     $ 10.78     $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         848         853         178
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.56     $  6.04     $  6.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         153          89         104
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.04     $ 11.36     $ 11.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         545         539         602
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.67     $ 25.45     $ 18.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,528       1,726        1239
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.26     $ 15.95     $ 13.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --           2          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         695         782         297
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 31.77     $ 60.62     $ 55.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          53          56          47
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.89     $ 11.80     $ 11.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2           2           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,511       1,494       2,030
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.15     $ 12.72     $ 11.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          10          10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         429         390         400
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 23.07     $ 30.68     $ 30.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          10          11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         523         526         758
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2005       2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.96          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         60          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.35     $ 14.00     $ 12.10    $  8.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          5          11          10          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        596         575         449        122
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.39     $ 16.03          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         41           6          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.41     $  5.05          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         69          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.40          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        296          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.53     $ 10.37     $  8.53    $  5.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          --           6          6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        755         609         457         69
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.34          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        179          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 53.59     $ 50.38     $ 45.72    $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           2           2          2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         25          28          10          4
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.08     $ 11.07     $ 10.84    $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8          11          19         23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,611       1,424       1,202        628
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.49     $ 10.93     $  9.91    $  7.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         11          10          11          7
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        338         284         143         57
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.00     $ 27.64     $ 25.87    $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         13          14          20         21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        755         771         557        125
------------------------------------------------------------------------------------------------------------------------------------

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
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                 -------------------------------------------------------------------
                                                                  2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.54     $ 18.39     $ 16.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        951       1,047       1,030
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.43     $ 12.50     $ 12.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        447         473         453
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 5.56     $ 10.35     $  9.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          23          23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        840         881       1,014
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.83     $ 14.37     $ 14.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          41          41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        921       1,210       1,363
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.55     $ 11.81     $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          3           3           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        813         934       1,035
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.47     $ 13.46     $ 13.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          5          27          27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        727         805       1,010
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.95     $  8.71     $  8.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        687         788         475
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.31     $ 16.88     $ 19.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           5           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        666         748       1,201
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.29     $ 12.10     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          15          15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        462         597         350
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.51     $ 11.90     $ 10.27    $  7.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1           1         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         783         806         360        135
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.85     $ 10.34     $  9.59    $  7.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           3           3          3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         353         272         238        104
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.62     $  9.10     $  8.68    $  6.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          26          27          27         21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         980         876         792        408
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.02     $ 11.42     $ 10.15    $  7.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          44          45          45         36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,238       1,242         726        316
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.96     $  9.35     $  8.52    $  6.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4           6           8          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,075       1,055         731        292
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.13     $ 11.49     $ 10.15    $  7.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          27          29          30         23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         876       1,011         560        206
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.89     $  7.46          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         242          59          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.69     $ 16.22     $ 14.09    $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           5           5           7          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         991         884         641        270
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.87     $  9.02     $  8.74    $  5.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          15          15          14         10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         311         306          98         14
------------------------------------------------------------------------------------------------------------------------------------






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(19) HYPOTHETICAL ILLUSTRATIONS



   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.68)% and 3.32% for the Accumulator(R) contracts; (2.73)% and 3.27% for Accumulator(R) Plus(SM) contracts; (2.93)% and 3.07% for Accumulator(R) Elite(SM) contracts; and (3.03)% and 2.97% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.59%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,635  107,922     97,635  103,922   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      98,349  110,918     95,349  107,918   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      95,140  113,989     93,140  111,989   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      92,003  117,137     91,003  116,137   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,937  120,363     88,937  120,363   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      85,938  123,667     85,938  123,667   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      83,002  127,053     83,002  127,053   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      69,184  145,241     69,184  145,241   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      56,535  165,651     56,535  165,651   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      45,107  188,863     45,107  188,863   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      38,279  219,259     38,279  219,259   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      33,085  255,590     33,085  255,590   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      32,134  263,549     32,134  263,549   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


50


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Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus


                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,784    113,370      100,784    107,370      120,393     120,393     128,550     128,550
  64          5       103,661    116,844       98,661    111,844      126,413     126,413     136,978     136,978
  65          6       100,630    120,424       96,630    116,424      132,733     132,733     145,827     145,827
  66          7        97,688    124,114       94,688    121,114      139,370     139,370     155,118     155,118
  67          8        94,832    127,917       92,832    125,917      146,338     146,338     164,874     164,874
  68          9        92,059    131,837       92,059    131,837      153,655     153,655     175,118     175,118
  69         10        89,367    135,876       89,367    135,876      161,338     161,338     185,873     185,873
  74         15        77,044    158,008       77,044    158,008      205,913     205,913     248,278     248,278
  79         20        66,420    183,745       66,420    183,745      262,803     262,803     327,924     327,924
  84         25        57,261    213,674       57,261    213,674      275,943     275,943     346,320     346,320
  89         30        49,365    248,479       49,365    248,479      275,943     275,943     346,320     346,320
  94         35        42,558    288,952       42,558    288,952      275,943     275,943     346,320     346,320
  95         36        41,314    297,805       41,314    297,805      275,943     275,943     346,320     346,320


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                                                              51


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Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,373  107,660    101,373   107,660  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,842  110,380     97,842   110,380  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,403  113,159     94,403   113,159  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,052  115,998     91,052   115,998  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,786  118,898     87,786   118,898  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,601  121,861     84,601   121,861  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      81,493  124,886     81,493   124,886  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      66,992  140,976     66,992   140,976  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      53,915  158,718     53,915   158,718  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      42,266  178,576     42,266   178,576  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      35,363  204,768     35,363   204,768  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      30,175  235,825     30,175   235,825  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      29,232  242,580     29,232   242,580  265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


52


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Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,268  107,556    101,268  107,556   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,639  110,165     97,639  110,165   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,109  112,827     94,109  112,827   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,674  115,545     90,674  115,545   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,329  118,317     87,329  118,317   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,071  121,145     84,071  121,145   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,895  124,029     80,895  124,029   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      66,132  139,302     66,132  139,302   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      52,898  156,020     52,898  156,020   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      41,173  174,607     41,173  174,607   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      34,253  199,228     34,253  199,228   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      29,077  228,333     29,077  228,333   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      28,140  234,646     28,140  234,646   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                                                              53


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Appendix I

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                            --------------------------------------------------------------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Income Manager(SM)         4/7/95            7/1/95; 9/28/95                       4/7/95           7/1/95; 9/28/95
 Accumulator(R)             11/1/95                                                 11/1/95
 Income Manager(SM)         5/1/96                                                  10/16/96         2/10/97
 Rollover IRA               10/17/96          2/10/97                               5/1/97           5/1/97
                            5/1/97            5/1/97; 12/31/97; 5/1/98;             8/1/97
                                              1/4/99; 5/1/99; 5/1/00; 6/23/00;      12/31/97         12/31/97; 5/1/98;
                                              9/1/00; 2/9/01; 9/1/01; 1/14/02;                       1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     2/9/01; 9/1/01; 1/14/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   2/22/02; 7/15/02; 8/20/02;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     1/6/03; 2/20/03; 5/15/03;
                                              12/31/04 ; 5/9/05; 6/10/05; 6/17/05;                   8/15/03; 11/24/03; 2/1/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     8/4/04; 8/10/04; 12/13/04;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    12/31/04; 5/9/05; 6/10/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   6/17/05; 7/25/05; 8/31/05;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   12/2/05; 2/8/06; 8/25/06;
                                              1/15/09                                                12/11/06; 5/1/07; 8/24/07;
                            ----------------- -------------------------------------                  9/19/07; 10/19/07; 2/15/08;
                            12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;                      6/20/08; 7/21/08; 8/15/08;
                                                                                                     11/13/08; 12/1/08; 1/15/09
                                              5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                              9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                              8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                              8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                              8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                              5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;
                                              12/1/08; 1/15/09
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
Accumulator(R)              5/1/98            5/1/98; 6/18/98; 11/30/98             10/1/97(2)
(IRA, NQ and QP)            (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;       12/31/97(2)
Accumulator(R)              only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;    5/1/98           5/1/98; 6/18/98; 11/30/98;
Select(SM) (IRA, NQ, QP)    5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                     5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                              8/15/03; 11/24/03; 2/1/04; 8/4/04;                     9/1/01; 1/14/02; 2/22/02;
                                              8/10/04; 12/13/04; 12/31/04; 5/9/05;                   7/15/02; 8/20/02; 1/6/03;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;                    2/20/03; 5/15/03; 8/15/03;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06;                    11/24/03; 2/1/04; 8/4/04;
                                              5/1/07; 8/24/07; 9/19/07; 10/19/07;                    8/10/04; 12/13/04; 12/31/04;
                                              2/15/08; 6/20/08; 7/21/08; 8/15/08;                    5/9/05; 6/10/05; 6/17/05;
                                              11/13/08; 12/1/08; 1/15/09                             7/25/05; 8/31/05; 12/2/05;
                                                                                                     2/8/06; 8/25/06; 12/11/06;
                                                                                                     5/1/07; 8/24/07;9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08;1/15/09
------------------------------------------------------------------------------------------------------------------------------------


1 Appendix I


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
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                            --------------------------------------------------------------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Accumulator(R) Select(SM)  10/18/99(3)       3/20/00; 5/1/00; 6/23/00; 9/1/00;     5/1/99
 Accumulator(R)                               10/13/00; 2/9/01; 9/1/01; 1/14/02;    10/18/99         3/20/00; 5/1/00; 9/1/00;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     10/13/00; 2/9/01; 9/1/01;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   1/14/02; 2/22/02; 7/15/02;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     8/20/02; 1/6/03; 2/20/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    5/15/03; 8/15/03; 11/24/03;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     2/1/04; 8/4/04; 8/10/04;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    12/13/04; 12/31/04; 5/9/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   6/10/05; 6/17/05; 7/25/05;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   8/31/05; 12/2/05; 2/8/06;
                                              1/15/09                                                8/25/06; 12/11/06; 5/1/07;
                                                                                                     8/24/07; 9/19/07; 10/19/07;
                                                                                                     2/15/08; 6/20/08; 7/21/08;
                                                                                                     8/15/08; 11/13/08; 12/1/08;
                                                                                                     1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            5/1/00(3)         3/20/00; 6/23/00; 9/1/00; 9/6/00;     5/1/00           3/20/00; 9/1/00; 9/6/00;
                                              10/13/00; 2/9/01; 9/1/01; 1/14/02;                     10/13/00; 2/9/01; 9/1/01;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     1/14/02; 2/22/02; 7/15/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   8/20/02; 1/6/03; 2/20/03;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     5/15/03; 8/15/03; 11/24/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    2/1/04; 8/4/04; 8/10/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     12/13/04; 12/31/04; 5/9/05;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    6/10/05; 6/17/05; 7/25/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   8/31/05; 12/2/05; 2/8/06;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   8/25/06; 12/11/06; 5/1/07;
                                              1/15/09                                                8/24/07;9/19/07; 10/19/07;
                                                                                                     2/15/08; 6/20/08; 7/21/08;
                                                                                                     8/15/08; 11/13/08; 12/1/08;
                                                                                                     1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            5/1/01(3)         5/1/01(1); 7/30/01(4); 9/1/01;        5/1/01           5/1/01(1); 7/30/01(4);
                                              10/1/01(5); 12/14/01; 1/14/02;                         9/1/01; 10/1/01(5); 12/14/01;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     1/14/02; 2/22/02; 7/15/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   8/20/02; 1/6/03; 2/20/03;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     5/15/03; 8/15/03; 11/24/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    2/1/04; 8/4/04; 8/10/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     12/13/04; 12/31/04; 5/9/05;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    6/10/05; 6/17/05; 7/25/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   8/31/05; 12/2/05; 2/8/06;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   8/25/06; 12/11/06; 5/1/07;
                                              1/15/09                                                8/24/07; 9/19/07; 10/19/07;
                                                                                                     2/15/08; 6/20/08; 7/21/08;
                                                                                                     8/15/08; 11/13/08; 12/1/08;
                                                                                                     1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            8/13/01(2)        9/1/01; 10/1/01(5); 12/14/01;         N/A              N/A
                                              1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                              11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;
                                              12/1/08; 1/15/09
------------------------------------------------------------------------------------------------------------------------------------


                                                                     Appendix I
2


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
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                            --------------------------------------------------------------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Accumulator(R) Plus(SM)    9/2/99(3)         6/23/00; 9/1/00; 9/6/00; 10/13/00;    8/2/99(3)        9/1/00; 9/6/00; 10/13/00;
                            10/18/99(3)       2/9/01; 3/19/01; 7/30/01; 9/1/01;     10/18/99(3)      2/9/01; 3/19/01; 7/30/01;
                            5/1/00(3)         1/14/02; 2/22/02; 7/15/02; 8/20/02;   5/1/00(3)        9/1/01; 1/14/02; 2/22/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;                     7/15/02; 8/20/02; 1/6/03;
                                              11/24/03; 2/1/04; 8/4/04; 8/10/04;                     2/20/03; 5/15/03; 8/15/03;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;                     5/9/05; 6/10/05; 6/17/05;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;                   7/25/05; 8/31/05; 12/2/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   2/8/06; 8/25/06; 12/11/06;
                                              12/1/08; 1/15/09                                       5/1/07; 8/24/07; 9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            5/1/01(3)         7/30/01(4); 9/1/01; 12/14/01;         5/1/01(3)        5/1/01; 7/30/01(4); 9/1/01;
                                              1/14/02; 2/22/02; 7/15/02; 8/20/02;                    12/14/01; 1/14/02; 2/22/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;                     7/15/02; 8/20/02; 1/6/03;
                                              11/24/03; 2/1/04; 8/4/04;8/10/04;                      2/20/03; 5/15/03; 8/15/03;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;                     5/9/05; 6/10/05; 6/17/05;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;                   7/25/05; 8/31/05; 12/2/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   2/8/06; 8/25/06; 12/11/06;
                                              12/1/08; 1/15/09                                       5/1/07; 8/24/07; 9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Accumulator(R) Elite(SM)   8/13/01(3)        9/1/01; 10/1/01(6); 12/14/01;         8/13/01(3)       9/1/01; 10/1/01(6); 12/14/01;
                                              1/14/02; 2/22/02; 7/15/02; 8/20/02;                    1/14/02; 2/22/02; 7/15/02;
                                              11/11/02; 1/6/03; 2/20/03; 5/15/03;                    8/20/02; 11/11/02; 1/6/03;
                                              8/15/03; 11/24/03; 2/1/04; 8/4/04;                     2/20/03; 5/15/03; 8/15/03;
                                              8/10/04; 12/13/04; 12/31/04; 5/9/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;                    8/10/04; 12/13/04; 12/31/04;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06;                    5/9/05; 6/10/05; 6/17/05;
                                              5/1/07; 8/24/07; 9/19/07; 10/19/07;                    7/25/05; 8/31/05; 12/2/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   2/8/06; 8/25/06; 12/11/06;
                                              12/1/08; 1/15/09                                       5/1/07; 8/24/07; 9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09
------------------------------------------------------------------------------------------------------------------------------------


(1)  applies to Accumulator(R) contracts issued in Oregon only.
(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.
(4)  applies to contracts issued in Washington only.
(5) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.
(6)  applies to contracts issued in New York only.



3 Appendix I


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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Who is AXA Equitable?                                                          2
Custodian and Independent Registered Public Accounting Firm                    2
Distribution of the Contracts                                                  2

Calculating Unit Values                                                        2
Calculation of Annuity Payments                                                2
Financial Statements                                                           3



How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a combined Accumulator(R) series SAI dated May 1, 2009



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                    State                  Zip




                                                                         SAI 13A

                                                                          x02413

AXA Equitable Life Insurance
Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009 FOR

o Income Manager(SM) Accumulator(R)
o Income Manager(SM) Rollover IRA
o Accumulator(R) (IRA, NQ, QP)
o Accumulator(R)
o Accumulator(R) Plus(SM)
o Accumulator(R) Elite(SM)
o Accumulator(R) Select(SM)
o The Accumulator(R) Series



AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2009. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2


Calculating Unit Values                                                      2

Calculation of Annuity Payments                                              2

Financial Statements                                                         3

             Copyright 2009 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          x02413

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $677,871,467 in 2008, $731,920,627 in 2007 and $672,531,658 in 2006. Of these amounts, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $750,235,874 in 2008, $1,007,208,067 in 2007 and $694,578,570 in 2006, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $81,519,894, $95,562,846 and $88,941,713, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                a
                               (-) - c
                                b
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).


If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for annuity contracts may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 31/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 31/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 31/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable annuity contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an annuity contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2009, the annuity payment due in December 2009 would be $95.19 (the number of units (26.74) times $3.56).


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-24
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2008 and 2007........................................  FSA-36
   Notes to Financial Statements........................................  FSA-54


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31,
      2008, 2007 and 2006...............................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2008, 2007 and 2006..............     F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2008, 2007 and 2006...............................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA
Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                              AXA Aggressive  AXA Conservative
                                                                Allocation       Allocation
                                                             --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value...........   $17,554,760       $31,028,826
Receivable for The Trusts shares sold.......................            --                --
Receivable for policy-related transactions..................        27,400            15,025
                                                               -----------       -----------
  Total assets..............................................    17,582,160        31,043,851
                                                               -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.....................        27,400            15,025
Payable for policy-related transactions.....................            --                --
                                                               -----------       -----------
  Total liabilities.........................................        27,400            15,025
                                                               -----------       -----------
Net Assets..................................................   $17,554,760       $31,028,826
                                                               ===========       ===========
Net Assets:
Accumulation Units..........................................    17,544,993        31,021,639
Retained by AXA Equitable in Separate Account No. 45........         9,767             7,187
                                                               -----------       -----------
Total net assets............................................   $17,554,760       $31,028,826
                                                               ===========       ===========
Investments in shares of The Trusts, at cost................   $28,731,801       $35,173,390
The Trusts shares held......................................
 Class A....................................................            --                --
 Class B....................................................     2,153,342         3,397,493



                                                              AXA Conservative-Plus   AXA Moderate
                                                                    Allocation         Allocation
                                                              ---------------------   ------------
Assets:
Investment in shares of The Trusts, at fair value...........       $27,253,154        $223,245,375
Receivable for The Trusts shares sold.......................                --             123,352
Receivable for policy-related transactions..................               635                  --
                                                                   -----------        ------------
  Total assets..............................................        27,253,789         223,368,727
                                                                   -----------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................               635                  --
Payable for policy-related transactions.....................                --             123,352
                                                                   -----------        ------------
  Total liabilities.........................................               635             123,352
                                                                   -----------        ------------
Net Assets..................................................       $27,253,154        $223,245,375
                                                                   ===========        ============
Net Assets:
Accumulation Units..........................................        27,247,610         222,703,032
Retained by AXA Equitable in Separate Account No. 45........             5,544             542,343
                                                                   -----------        ------------
Total net assets............................................       $27,253,154        $223,245,375
                                                                   ===========        ============
Investments in shares of The Trusts, at cost................       $33,964,991        $281,168,890
The Trusts shares held......................................
 Class A....................................................                --           2,010,240
 Class B....................................................         3,120,281          16,969,708



                                                              AXA Moderate-Plus   EQ/AllianceBernstein
                                                                  Allocation          Common Stock
                                                              -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $ 91,879,903         $185,612,977
Receivable for The Trusts shares sold.......................               --               84,724
Receivable for policy-related transactions..................           17,663                   --
                                                                 ------------         ------------
  Total assets..............................................       91,897,566          185,697,701
                                                                 ------------         ------------
Liabilities:
Payable for The Trusts shares purchased.....................           17,663                   --
Payable for policy-related transactions.....................               --               84,724
                                                                 ------------         ------------
  Total liabilities.........................................           17,663               84,724
                                                                 ------------         ------------
Net Assets..................................................     $ 91,879,903         $185,612,977
                                                                 ============         ============
Net Assets:
Accumulation Units..........................................       91,875,320          185,594,686
Retained by AXA Equitable in Separate Account No. 45........            4,583               18,291
                                                                 ------------         ------------
Total net assets............................................     $ 91,879,903         $185,612,977
                                                                 ============         ============
Investments in shares of The Trusts, at cost................     $139,066,658         $331,245,582
The Trusts shares held......................................
 Class A....................................................               --            2,453,342
 Class B....................................................       10,484,760           14,328,527

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               EQ/AllianceBernstein
                                                                   Intermediate       EQ/AllianceBernstein
                                                              Government Securities       International
                                                              ----------------------  ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........       $81,096,008            $ 73,656,317
Receivable for The Trusts shares sold.......................           226,138                  29,463
Receivable for policy-related transactions..................                --                      --
                                                                   -----------            ------------
  Total assets..............................................        81,322,146              73,685,780
                                                                   -----------            ------------
Liabilities:
Payable for The Trusts shares purchased.....................                --                      --
Payable for policy-related transactions.....................           226,138                  29,463
                                                                   -----------            ------------
  Total liabilities.........................................           226,138                  29,463
                                                                   -----------            ------------
Net Assets..................................................       $81,096,008            $ 73,656,317
                                                                   ===========            ============
Net Assets:
Accumulation Units..........................................        81,079,020              73,631,116
Retained by AXA Equitable in Separate Account No. 45........            16,988                  25,201
                                                                   -----------            ------------
Total net assets............................................       $81,096,008            $ 73,656,317
                                                                   ===========            ============
Investments in shares of The Trusts, at cost................       $81,579,894            $105,785,985
The Trusts shares held......................................
 Class A....................................................           448,836               1,268,434
 Class B....................................................         7,770,202               9,845,155


                                                              EQ/AllianceBernstein       EQ/Ariel
                                                                Small Cap Growth     Appreciation ll
                                                              --------------------   ---------------
Assets:
Investment in shares of The Trusts, at fair value...........       $42,906,724          $  659,382
Receivable for The Trusts shares sold.......................            27,575                  25
Receivable for policy-related transactions..................                --                  --
                                                                   -----------          ----------
  Total assets..............................................        42,934,299             659,407
                                                                   -----------          ----------
Liabilities:
Payable for The Trusts shares purchased.....................                --                  --
Payable for policy-related transactions.....................            27,575                  25
                                                                   -----------          ----------
  Total liabilities.........................................            27,575                  25
                                                                   -----------          ----------
Net Assets..................................................       $42,906,724          $  659,382
                                                                   ===========          ==========
Net Assets:
Accumulation Units..........................................        42,879,090             658,992
Retained by AXA Equitable in Separate Account No. 45........            27,634                 390
                                                                   -----------          ----------
Total net assets............................................       $42,906,724          $  659,382
                                                                   ===========          ==========
Investments in shares of The Trusts, at cost................       $68,061,873          $1,065,603
The Trusts shares held......................................
 Class A....................................................           177,372                  --
 Class B....................................................         4,714,216              99,280


                                                                 EQ/BlackRock           EQ/BlackRock
                                                              Basic Value Equity     International Value
                                                             --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $63,088,904            $34,791,415
Receivable for The Trusts shares sold.......................          254,154                     --
Receivable for policy-related transactions..................               --                 13,269
                                                                  -----------            -----------
  Total assets..............................................       63,343,058             34,804,684
                                                                  -----------            -----------
Liabilities:
Payable for The Trusts shares purchased.....................               --                 13,269
Payable for policy-related transactions.....................          254,154                     --
                                                                  -----------            -----------
  Total liabilities.........................................          254,154                 13,269
                                                                  -----------            -----------
Net Assets..................................................      $63,088,904            $34,791,415
                                                                  ===========            ===========
Net Assets:
Accumulation Units..........................................       63,086,888             34,787,605
Retained by AXA Equitable in Separate Account No. 45........            2,016                  3,810
                                                                  -----------            -----------
Total net assets............................................      $63,088,904            $34,791,415
                                                                  ===========            ===========
Investments in shares of The Trusts, at cost................      $92,413,260            $58,701,963
The Trusts shares held......................................
 Class A....................................................               --                     --
 Class B....................................................        6,510,890              4,001,989

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Boston Advisors  EQ/Calvert Socially
                                                                Equity Income         Responsible
                                                             ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $ 7,632,204            $503,860
Receivable for The Trusts shares sold.......................             290                  20
Receivable for policy-related transactions..................              --                  --
                                                                 -----------            --------
  Total assets..............................................       7,632,494             503,880
                                                                 -----------            --------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --
Payable for policy-related transactions.....................             290                  20
                                                                 -----------            --------
  Total liabilities.........................................             290                  20
                                                                 -----------            --------
Net Assets..................................................     $ 7,632,204            $503,860
                                                                 ===========            ========
Net Assets:
Accumulation Units..........................................       7,626,059             496,553
Retained by AXA Equitable in Separate Account No. 45........           6,145               7,307
                                                                 -----------            --------
Total net assets............................................     $ 7,632,204            $503,860
                                                                 ===========            ========
Investments in shares of The Trusts, at cost................     $11,270,818            $872,094
The Trusts shares held......................................
 Class A....................................................              --                  --
 Class B....................................................       1,785,327             102,884


                                                                 EQ/Capital         EQ/Capital
                                                              Guardian Growth   Guardian Research
                                                              ---------------   -----------------
Assets:
Investment in shares of The Trusts, at fair value...........     $4,111,195        $34,804,852
Receivable for The Trusts shares sold.......................            130             72,523
Receivable for policy-related transactions..................             --                 --
                                                                 ----------        -----------
  Total assets..............................................      4,111,325         34,877,375
                                                                 ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................             --                 --
Payable for policy-related transactions.....................            130             72,523
                                                                 ----------        -----------
  Total liabilities.........................................            130             72,523
                                                                 ----------        -----------
Net Assets..................................................     $4,111,195        $34,804,852
                                                                 ==========        ===========
Net Assets:
Accumulation Units..........................................      4,102,116         34,775,148
Retained by AXA Equitable in Separate Account No. 45........          9,079             29,704
                                                                 ----------        -----------
Total net assets............................................     $4,111,195        $34,804,852
                                                                 ==========        ===========
Investments in shares of The Trusts, at cost................     $6,736,461        $52,532,580
The Trusts shares held......................................
 Class A....................................................             --                 --
 Class B....................................................        467,978          4,283,231



                                                             EQ/Caywood-Scholl    EQ/Davis New
                                                              High Yield Bond     York Venture
                                                             -----------------    ------------
Assets:
Investment in shares of The Trusts, at fair value...........     $4,845,040        $4,548,418
Receivable for The Trusts shares sold.......................             --               101
Receivable for policy-related transactions..................        256,016                --
                                                                 ----------        ----------
  Total assets..............................................      5,101,056         4,548,519
                                                                 ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................        256,016                --
Payable for policy-related transactions.....................             --               101
                                                                 ----------        ----------
  Total liabilities.........................................        256,016               101
                                                                 ----------        ----------
Net Assets..................................................     $4,845,040        $4,548,418
                                                                 ==========        ==========
Net Assets:
Accumulation Units..........................................      4,843,213         4,547,970
Retained by AXA Equitable in Separate Account No. 45........          1,827               448
                                                                 ----------        ----------
Total net assets............................................     $4,845,040        $4,548,418
                                                                 ==========        ==========
Investments in shares of The Trusts, at cost................     $6,244,426        $6,961,670
The Trusts shares held......................................
 Class A....................................................             --                --
 Class B....................................................      1,496,854           677,361

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Equity       EQ/Evergreen
                                                                500 Index    International Bond
                                                              ------------   ------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $59,218,139        $16,556,579
Receivable for The Trusts shares sold.......................       80,623              8,207
Receivable for policy-related transactions..................           --                 --
                                                              -----------        -----------
  Total assets..............................................   59,298,762         16,564,786
                                                              -----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --                 --
Payable for policy-related transactions.....................       80,623              8,207
                                                              -----------        -----------
  Total liabilities.........................................       80,623              8,207
                                                              -----------        -----------
Net Assets..................................................  $59,218,139        $16,556,579
                                                              ===========        ===========
Net Assets:
Accumulation Units..........................................   59,173,785         16,556,095
Retained by AXA Equitable in Separate Account No. 45........       44,354                484
                                                              -----------        -----------
Total net assets                                              $59,218,139        $16,556,579
                                                              ===========        ===========
Investments in shares of The Trusts, at cost................  $88,456,672        $18,964,648
The Trusts shares held......................................
 Class A....................................................           --                 --
 Class B....................................................    3,776,388          1,732,169



                                                                                                                EQ/Franklin
                                                              EQ/Evergreen   EQ/Franklin     EQ/Franklin         Templeton
                                                                  Omega         Income     Small Cap Value   Founding Strategy
                                                             -------------- ------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value...........   $5,447,558    $13,811,006      $2,132,697        $3,902,024
Receivable for The Trusts shares sold.......................           --             --              --            40,346
Receivable for policy-related transactions..................          308         26,798          53,223                --
                                                               ----------    -----------      ----------        ----------
  Total assets..............................................    5,447,866     13,837,804       2,185,920         3,942,370
                                                               ----------    -----------      ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................          308         26,798          53,223                --
Payable for policy-related transactions.....................           --             --              --            40,346
                                                               ----------    -----------      ----------        ----------
  Total liabilities.........................................          308         26,798          53,223            40,346
                                                               ----------    -----------      ----------        ----------
Net Assets..................................................   $5,447,558    $13,811,006      $2,132,697        $3,902,024
                                                               ==========    ===========      ==========        ==========
Net Assets:
Accumulation Units..........................................    5,444,607     13,810,823       2,132,642         3,901,623
Retained by AXA Equitable in Separate Account No. 45........        2,951            183              55               401
                                                               ----------    -----------      ----------        ----------
Total net assets                                               $5,447,558    $13,811,006      $2,132,697        $3,902,024
                                                               ==========    ===========      ==========        ==========
Investments in shares of The Trusts, at cost................   $7,473,356    $21,430,454      $2,902,071        $5,927,363
The Trusts shares held......................................
 Class A....................................................           --             --              --                --
 Class B....................................................      848,172      2,157,445         328,874           682,030

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/GAMCO
                                                               Mergers and         EQ/GAMCO
                                                              Acquisitions   Small Company Value
                                                             -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........   $4,506,637        $17,006,957
Receivable for The Trusts shares sold.......................           --              2,961
Receivable for policy-related transactions..................        1,012                 --
                                                               ----------        -----------
  Total assets..............................................    4,507,649         17,009,918
                                                               ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................        1,012                 --
Payable for policy-related transactions.....................           --              2,961
                                                               ----------        -----------
  Total liabilities.........................................        1,012              2,961
                                                               ----------        -----------
Net Assets..................................................   $4,506,637        $17,006,957
                                                               ==========        ===========
Net Assets:
Accumulation Units..........................................    4,503,537         16,988,412
Retained by AXA Equitable in Separate Account No. 45........        3,100             18,545
                                                               ----------        -----------
Total net assets                                               $4,506,637        $17,006,957
                                                               ==========        ===========
Investments in shares of The Trusts, at cost................   $5,514,791        $24,116,722
The Trusts shares held......................................
 Class A....................................................           --                 --
 Class B....................................................      448,290            810,885


                                                                                                                   EQ/JPMorgan
                                                              EQ/International   EQ/International   EQ/JPMorgan       Value
                                                                  Core PLUS           Growth         Core Bond    Opportunities
                                                             ------------------ ------------------ ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........     $12,160,222        $5,340,349      $33,224,385   $14,538,192
Receivable for The Trusts shares sold.......................              --                --            3,252        28,853
Receivable for policy-related transactions..................          14,494            48,500               --            --
                                                                 -----------        ----------      -----------   -----------
  Total assets..............................................      12,174,716         5,388,849       33,227,637    14,567,045
                                                                 -----------        ----------      -----------   -----------
Liabilities:
Payable for The Trusts shares purchased.....................          14,494            48,500               --            --
Payable for policy-related transactions.....................              --                --            3,252        28,853
                                                                 -----------        ----------      -----------   -----------
  Total liabilities.........................................          14,494            48,500            3,252        28,853
                                                                 -----------        ----------      -----------   -----------
Net Assets..................................................     $12,160,222        $5,340,349      $33,224,385   $14,538,192
                                                                 ===========        ==========      ===========   ===========
Net Assets:
Accumulation Units..........................................      12,152,717         5,339,007       33,221,962    14,523,748
Retained by AXA Equitable in Separate Account No. 45........           7,505             1,342            2,423        14,444
                                                                 -----------        ----------      -----------   -----------
Total net assets                                                 $12,160,222        $5,340,349      $33,224,385   $14,538,192
                                                                 ===========        ==========      ===========   ===========
Investments in shares of The Trusts, at cost................     $21,579,336        $8,481,321      $38,757,792   $25,250,260
The Trusts shares held......................................
 Class A....................................................              --                --               --            --
 Class B....................................................       1,788,538         1,272,903        3,545,002     2,150,742

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Large Cap  EQ/Large Cap
                                                               Core PLUS    Growth Index
                                                             ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $5,156,831    $36,934,280
Receivable for The Trusts shares sold.......................         204         13,961
Receivable for policy-related transactions..................          --             --
                                                              ----------    -----------
  Total assets..............................................   5,157,035     36,948,241
                                                              ----------    -----------
Liabilities:
Payable for The Trusts shares purchased.....................          --             --
Payable for policy-related transactions.....................         204         13,961
                                                              ----------    -----------
  Total liabilities.........................................         204         13,961
                                                              ----------    -----------
Net Assets..................................................  $5,156,831    $36,934,280
                                                              ==========    ===========
Net Assets:
Accumulation Units..........................................   5,152,344     36,926,589
Retained by AXA Equitable in Separate Account No. 45........       4,487          7,691
                                                              ----------    -----------
Total net assets                                              $5,156,831    $36,934,280
                                                              ==========    ===========
Investments in shares of The Trusts, at cost................  $8,034,114    $52,361,594
The Trusts shares held......................................
 Class A....................................................          --             --
 Class B....................................................     910,574      6,630,930



                                                              EQ/Large Cap   EQ/Large Cap   EQ/Large Cap     EQ/Long
                                                               Growth PLUS    Value Index    Value PLUS     Term Bond
                                                             -------------- -------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........  $43,409,290     $1,524,193    $180,210,908   $4,834,559
Receivable for The Trusts shares sold.......................        6,612             57         158,448           --
Receivable for policy-related transactions..................           --             --              --        9,805
                                                              -----------     ----------    ------------   ----------
  Total assets..............................................   43,415,902      1,524,250     180,369,356    4,844,364
                                                              -----------     ----------    ------------   ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --             --              --        9,805
Payable for policy-related transactions.....................        6,612             57         158,448           --
                                                              -----------     ----------    ------------   ----------
  Total liabilities.........................................        6,612             57         158,448        9,805
                                                              -----------     ----------    ------------   ----------
Net Assets..................................................  $43,409,290     $1,524,193    $180,210,908   $4,834,559
                                                              ===========     ==========    ============   ==========
Net Assets:
Accumulation Units..........................................   43,404,004      1,523,395     180,157,789    4,831,546
Retained by AXA Equitable in Separate Account No. 45........        5,286            798          53,119        3,013
                                                              -----------     ----------    ------------   ----------
Total net assets                                              $43,409,290     $1,524,193    $180,210,908   $4,834,559
                                                              ===========     ==========    ============   ==========
Investments in shares of The Trusts, at cost................  $72,674,336     $3,326,436    $324,597,443   $4,775,363
The Trusts shares held......................................
 Class A....................................................           --             --       2,063,336           --
 Class B....................................................    3,966,317        360,052      21,252,195      356,197

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Lord Abbett    EQ/Lord Abbett
                                                              Growth and Income   Large Cap Core
                                                             ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........      $1,877,352        $2,408,599
Receivable for The Trusts shares sold.......................              73                92
Receivable for policy-related transactions..................              --                --
                                                                  ----------        ----------
  Total assets..............................................       1,877,425         2,408,691
                                                                  ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................              --                --
Payable for policy-related transactions.....................              73                92
                                                                  ----------        ----------
  Total liabilities.........................................              73                92
                                                                  ----------        ----------
Net Assets..................................................      $1,877,352        $2,408,599
                                                                  ==========        ==========
Net Assets:
Accumulation Units..........................................       1,876,027         2,407,779
Retained by AXA Equitable in Separate Account No. 45........           1,325               820
                                                                  ----------        ----------
Total net assets............................................      $1,877,352        $2,408,599
                                                                  ==========        ==========
Investments in shares of The Trusts, at cost................      $2,959,594        $3,065,016
The Trusts shares held......................................
 Class A....................................................              --                --
 Class B....................................................         249,042           282,122



                                                              EQ/Lord Abbett    EQ/Marsico     EQ/Mid Cap     EQ/Mid Cap
                                                               Mid Cap Value       Focus          Index       Value PLUS
                                                             ---------------- -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $4,265,475     $37,948,244    $26,546,176    $ 51,726,498
Receivable for The Trusts shares sold.......................            --           5,240             --          54,131
Receivable for policy-related transactions..................         9,289              --          1,096              --
                                                                ----------     -----------    -----------    ------------
  Total assets..............................................     4,274,764      37,953,484     26,547,272      51,780,629
                                                                ----------     -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         9,289              --          1,096              --
Payable for policy-related transactions.....................            --           5,240             --          54,131
                                                                ----------     -----------    -----------    ------------
  Total liabilities.........................................         9,289           5,240          1,096          54,131
                                                                ----------     -----------    -----------    ------------
Net Assets..................................................    $4,265,475     $37,948,244    $26,546,176    $ 51,726,498
                                                                ==========     ===========    ===========    ============
Net Assets:
Accumulation Units..........................................     4,261,039      37,939,376     26,539,621      51,711,917
Retained by AXA Equitable in Separate Account No. 45........         4,436           8,868          6,555          14,581
                                                                ----------     -----------    -----------    ------------
Total net assets............................................    $4,265,475     $37,948,244    $26,546,176    $ 51,726,498
                                                                ==========     ===========    ===========    ============
Investments in shares of The Trusts, at cost................    $7,576,795     $57,624,703    $54,436,808    $101,532,541
The Trusts shares held......................................
 Class A....................................................            --              --             --              --
 Class B....................................................       630,269       3,701,362      5,387,044       8,480,214

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                 EQ/Montag
                                                                                & Caldwell
                                                              EQ/Money Market     Growth     EQ/Mutual Shares
                                                             ----------------- ------------ ------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $155,656,399    $6,831,571      $3,774,829
Receivable for The Trusts shares sold.......................              --            --             145
Receivable for policy-related transactions..................       4,172,500       255,421              --
                                                                ------------    ----------      ----------
  Total assets..............................................     159,828,899     7,086,992       3,774,974
                                                                ------------    ----------      ----------
Liabilities:                                                              --
Payable for The Trusts shares purchased.....................       4,172,500       255,421              --
Payable for policy-related transactions.....................              --            --             145
                                                                ------------    ----------      ----------
  Total liabilities.........................................       4,172,500       255,421             145
                                                                ------------    ----------      ----------
Net Assets..................................................    $155,656,399    $6,831,571      $3,774,829
                                                                ============    ==========      ==========
Net Assets:
Accumulation Units..........................................     155,301,948     6,830,002       3,774,693
Retained by AXA Equitable in Separate Account No. 45........         354,451         1,569             136
                                                                ------------    ----------      ----------
Total net assets............................................    $155,656,399    $6,831,571      $3,774,829
                                                                ============    ==========      ==========
Investments in shares of The Trusts, at cost................    $155,668,235    $8,966,353      $6,284,729
The Trusts shares held......................................
 Class A....................................................      11,136,435            --              --
 Class B....................................................     144,507,075     1,552,713         588,586


                                                                               EQ/Oppenheimer   EQ/Oppenheimer
                                                              EQ/Oppenheimer     Main Street      Main Street
                                                                  Global         Opportunity       Small Cap
                                                             ---------------- ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $1,458,568        $526,831         $559,378
Receivable for The Trusts shares sold.......................        21,579              --               --
Receivable for policy-related transactions..................            --           9,006            9,003
                                                                ----------        --------         --------
  Total assets..............................................     1,480,147         535,837          568,381
                                                                ----------        --------         --------
Liabilities:
Payable for The Trusts shares purchased.....................            --           9,006            9,003
Payable for policy-related transactions.....................        21,579              --               --
                                                                ----------        --------         --------
  Total liabilities.........................................        21,579           9,006            9,003
                                                                ----------        --------         --------
Net Assets..................................................    $1,458,568        $526,831         $559,378
                                                                ==========        ========         ========
Net Assets:
Accumulation Units..........................................     1,458,547         526,775          559,320
Retained by AXA Equitable in Separate Account No. 45........            21              56               58
                                                                ----------        --------         --------
Total net assets............................................    $1,458,568        $526,831         $559,378
                                                                ==========        ========         ========
Investments in shares of The Trusts, at cost................    $2,330,754        $811,005         $805,753
The Trusts shares held......................................
 Class A....................................................            --              --               --
 Class B....................................................       218,309          81,747           86,326

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/PIMCO     EQ/Quality       EQ/Short
                                                              Real Return     Bond PLUS    Duration Bond
                                                             ------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value...........  $34,789,720   $13,229,939      $5,029,726
Receivable for The Trusts shares sold.......................        1,385         5,516             202
Receivable for policy-related transactions..................           --            --              --
                                                              -----------   -----------      ----------
  Total assets..............................................   34,791,105    13,235,455       5,029,928
                                                              -----------   -----------      ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --            --              --
Payable for policy-related transactions.....................        1,385         5,516             202
                                                              -----------   -----------      ----------
  Total liabilities.........................................        1,385         5,516             202
                                                              -----------   -----------      ----------
Net Assets..................................................  $34,789,720   $13,229,939      $5,029,726
                                                              ===========   ===========      ==========
Net Assets:
Accumulation Units..........................................   34,789,354    13,225,040       5,028,248
Retained by AXA Equitable in Separate Account No. 45........          366         4,899           1,478
                                                              -----------   -----------      ----------
Total net assets............................................  $34,789,720   $13,229,939      $5,029,726
                                                              ===========   ===========      ==========
Investments in shares of The Trusts, at cost................  $39,616,455   $15,042,695      $5,424,807
The Trusts shares held......................................
 Class A....................................................           --            --              --
 Class B....................................................    3,747,032     1,518,988         540,233


                                                                EQ/Small
                                                                 Company     EQ/T. Rowe Price   EQ/Templeton
                                                                  Index        Growth Stock        Growth
                                                             -------------- ------------------ -------------
Assets:
Investment in shares of The Trusts, at fair value...........  $15,954,223       $ 8,617,445     $2,249,697
Receivable for The Trusts shares sold.......................       39,224               331              1
Receivable for policy-related transactions..................           --                --             --
                                                              -----------       -----------     ----------
  Total assets..............................................   15,993,447         8,617,776      2,249,698
                                                              -----------       -----------     ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --                --             --
Payable for policy-related transactions.....................       39,224               331              1
                                                              -----------       -----------     ----------
  Total liabilities.........................................       39,224               331              1
                                                              -----------       -----------     ----------
Net Assets..................................................  $15,954,223       $ 8,617,445     $2,249,697
                                                              ===========       ===========     ==========
Net Assets:
Accumulation Units..........................................   15,941,173         8,605,741      2,249,678
Retained by AXA Equitable in Separate Account No. 45........       13,050            11,704             19
                                                              -----------       -----------     ----------
Total net assets............................................  $15,954,223       $ 8,617,445     $2,249,697
                                                              ===========       ===========     ==========
Investments in shares of The Trusts, at cost................  $26,540,884       $12,961,474     $3,830,853
The Trusts shares held......................................
 Class A....................................................           --                --             --
 Class B....................................................    2,357,262           695,469        355,853

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                               EQ/Van Kampen
                                                              EQ/UBS Growth   EQ/Van Kampen      Emerging
                                                                and Income       Comstock     Markets Equity
                                                             --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $1,405,608      $4,514,876      $46,586,672
Receivable for The Trusts shares sold.......................            53             122               --
Receivable for policy-related transactions..................            --              --          122,808
                                                                ----------      ----------      -----------
  Total assets..............................................     1,405,661       4,514,998       46,709,480
                                                                ----------      ----------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................            --              --          122,808
Payable for policy-related transactions.....................            53             122               --
                                                                ----------      ----------      -----------
  Total liabilities.........................................            53             122          122,808
                                                                ----------      ----------      -----------
Net Assets..................................................    $1,405,608      $4,514,876      $46,586,672
                                                                ==========      ==========      ===========
Net Assets:
Accumulation Units..........................................     1,403,083       4,510,604       46,561,786
Retained by AXA Equitable in Separate Account No. 45........         2,525           4,272           24,886
                                                                ----------      ----------      -----------
Total net assets............................................    $1,405,608      $4,514,876      $46,586,672
                                                                ==========      ==========      ===========
Investments in shares of The Trusts, at cost................    $2,331,025      $6,529,152      $93,750,560
The Trusts shares held......................................
 Class A....................................................            --              --               --
 Class B....................................................       348,637         682,081        6,114,017


                                                               EQ/Van Kampen      Multimanager     Multimanager
                                                              Mid Cap Growth   Aggressive Equity    Core Bond
                                                             ---------------- ------------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 6,888,061       $17,659,503      $34,158,302
Receivable for The Trusts shares sold.......................             77               599          130,759
Receivable for policy-related transactions..................             --                --               --
                                                                -----------       -----------      -----------
  Total assets..............................................      6,888,138        17,660,102       34,289,061
                                                                -----------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................             --                --               --
Payable for policy-related transactions.....................             77               599          130,759
                                                                -----------       -----------      -----------
  Total liabilities.........................................             77               599          130,759
                                                                -----------       -----------      -----------
Net Assets..................................................    $ 6,888,061       $17,659,503      $34,158,302
                                                                ===========       ===========      ===========
Net Assets:
Accumulation Units..........................................      6,886,147        17,650,014       34,156,860
Retained by AXA Equitable in Separate Account No. 45........          1,914             9,489            1,442
                                                                -----------       -----------      -----------
Total net assets............................................    $ 6,888,061       $17,659,503      $34,158,302
                                                                ===========       ===========      ===========
Investments in shares of The Trusts, at cost................    $10,955,523       $32,923,455      $35,323,083
The Trusts shares held......................................
 Class A....................................................             --           337,716               --
 Class B....................................................        832,821           711,362        3,458,496

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                             Multimanager
                                                              Multimanager   Multimanager   International
                                                               Health Care    High Yield        Equity
                                                             -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 9,266,568    $41,825,449     $12,987,876
Receivable for The Trusts shares sold.......................          238         68,299             496
Receivable for policy-related transactions..................           --             --              --
                                                              -----------    -----------     -----------
  Total assets..............................................    9,266,806     41,893,748      12,988,372
                                                              -----------    -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --             --              --
Payable for policy-related transactions.....................          238         68,299             496
                                                              -----------    -----------     -----------
  Total liabilities.........................................          238         68,299             496
                                                              -----------    -----------     -----------
Net Assets..................................................  $ 9,266,568    $41,825,449     $12,987,876
                                                              ===========    ===========     ===========
Net Assets:
Accumulation Units..........................................    9,260,812     41,805,044      12,978,612
Retained by AXA Equitable in Separate Account No. 45........        5,756         20,405           9,264
                                                              -----------    -----------     -----------
Total net assets............................................  $ 9,266,568    $41,825,449     $12,987,876
                                                              ===========    ===========     ===========
Investments in shares of The Trusts, at cost................  $12,185,063    $66,642,438     $22,947,861
The Trusts shares held......................................
 Class A....................................................           --        447,408              --
 Class B....................................................    1,169,575     11,336,599       1,568,346


                                                              Multimanager
                                                                Large Cap      Multimanager      Multimanager
                                                               Core Equity   Large Cap Growth   Large Cap Value
                                                             -------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $3,537,946       $5,238,563        $12,093,743
Receivable for The Trusts shares sold.......................          107              204              7,508
Receivable for policy-related transactions..................           --               --                 --
                                                               ----------       ----------        -----------
  Total assets..............................................    3,538,053        5,238,767         12,101,251
                                                               ----------       ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --               --                 --
Payable for policy-related transactions.....................          107              204              7,508
                                                               ----------       ----------        -----------
  Total liabilities.........................................          107              204              7,508
                                                               ----------       ----------        -----------
Net Assets..................................................   $3,537,946       $5,238,563        $12,093,743
                                                               ==========       ==========        ===========
Net Assets:
Accumulation Units..........................................    3,499,125        5,222,501         12,087,076
Retained by AXA Equitable in Separate Account No. 45........       38,821           16,062              6,667
                                                               ----------       ----------        -----------
Total net assets............................................   $3,537,946       $5,238,563        $12,093,743
                                                               ==========       ==========        ===========
Investments in shares of The Trusts, at cost................   $5,613,422       $9,418,367        $19,901,411
The Trusts shares held......................................
 Class A....................................................           --               --                 --
 Class B....................................................      506,458          992,112          1,675,914

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager     Multimanager
                                                              Mid Cap Growth   Mid Cap Value
                                                             ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 9,023,627     $10,563,875
Receivable for The Trusts shares sold.......................             --          79,585
Receivable for policy-related transactions..................        101,983              --
                                                                -----------     -----------
  Total assets..............................................      9,125,610      10,643,460
                                                                -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................        101,983              --
Payable for policy-related transactions.....................             --          79,585
                                                                -----------     -----------
  Total liabilities.........................................        101,983          79,585
                                                                -----------     -----------
Net Assets..................................................    $ 9,023,627     $10,563,875
                                                                ===========     ===========
Net Assets:
Accumulation Units..........................................      9,013,317      10,558,820
Retained by AXA Equitable in Separate Account No. 45........         10,310           5,055
                                                                -----------     -----------
Total net assets............................................    $ 9,023,627     $10,563,875
                                                                ===========     ===========
Investments in shares of The Trusts, at cost................    $16,064,328     $17,106,091
The Trusts shares held......................................
 Class A....................................................             --              --
 Class B....................................................      1,805,901       1,865,758


                                                                Multimanager       Multimanager    Multimanager
                                                              Small Cap Growth   Small Cap Value    Technology
                                                             ------------------ ----------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........     $4,185,278        $11,758,724     $15,299,671
Receivable for The Trusts shares sold.......................             --             29,544              --
Receivable for policy-related transactions..................         37,825                 --           6,597
                                                                 ----------        -----------     -----------
  Total assets..............................................      4,223,103         11,788,268      15,306,268
                                                                 ----------        -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................         37,825                 --           6,597
Payable for policy-related transactions.....................             --             29,544              --
                                                                 ----------        -----------     -----------
  Total liabilities.........................................         37,825             29,544           6,597
                                                                 ----------        -----------     -----------
Net Assets..................................................     $4,185,278        $11,758,724     $15,299,671
                                                                 ==========        ===========     ===========
Net Assets:
Accumulation Units..........................................      4,168,248         11,746,305      15,262,811
Retained by AXA Equitable in Separate Account No. 45........         17,030             12,419          36,860
                                                                 ----------        -----------     -----------
Total net assets............................................     $4,185,278        $11,758,724     $15,299,671
                                                                 ==========        ===========     ===========
Investments in shares of The Trusts, at cost................     $7,488,722        $22,026,877     $22,780,483
The Trusts shares held......................................
 Class A....................................................             --                 --              --
 Class B....................................................        814,227          1,696,610       2,227,583

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008



                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Aggressive Allocation..................................     Class B 0.50%       $   8.62                    -
AXA Aggressive Allocation..................................     Class B 1.15%       $   8.35                  488
AXA Aggressive Allocation..................................     Class B 1.35%       $   8.27                  844
AXA Aggressive Allocation..................................     Class B 1.55%       $   8.19                  667
AXA Aggressive Allocation..................................     Class B 1.60%       $   8.17                  121
AXA Aggressive Allocation..................................     Class B 1.70%       $   9.00                    4
AXA Conservative Allocation................................     Class B 0.50%       $  10.43                    -
AXA Conservative Allocation................................     Class B 1.15%       $  10.10                  894
AXA Conservative Allocation................................     Class B 1.35%       $  10.00                  780
AXA Conservative Allocation................................     Class B 1.55%       $   9.90                  992
AXA Conservative Allocation................................     Class B 1.60%       $   9.88                  440
AXA Conservative Allocation................................     Class B 1.70%       $  10.29                    2
AXA Conservative-Plus Allocation...........................     Class B 0.50%       $   9.80                    -
AXA Conservative-Plus Allocation...........................     Class B 1.15%       $   9.49                  643
AXA Conservative-Plus Allocation...........................     Class B 1.35%       $   9.40                  798
AXA Conservative-Plus Allocation...........................     Class B 1.55%       $   9.30                  779
AXA Conservative-Plus Allocation...........................     Class B 1.60%       $   9.28                  681
AXA Conservative-Plus Allocation...........................     Class B 1.70%       $   9.82                    8
AXA Moderate Allocation....................................     Class A 1.15%       $  43.14                  542
AXA Moderate Allocation....................................     Class B 0.50%       $  47.34                    1
AXA Moderate Allocation....................................     Class B 1.15%       $  40.73                  726
AXA Moderate Allocation....................................     Class B 1.35%       $  38.88                1,952
AXA Moderate Allocation....................................     Class B 1.55%       $  37.11                1,572
AXA Moderate Allocation....................................     Class B 1.60%       $  36.68                  963
AXA Moderate Allocation....................................     Class B 1.70%       $  35.84                    4
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    -
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                1,974
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                3,168
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84                3,625
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                1,558
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                    1
EQ/AllianceBernstein Common Stock..........................     Class A 1.15%       $ 166.65                  164
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    4
EQ/AllianceBernstein Common Stock..........................     Class B 1.15%       $ 161.61                  259
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                  430
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                  232
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                  127
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    1
EQ/AllianceBernstein Intermediate Government Securities....     Class A 1.15%       $  21.79                  204
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    -
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.15%       $  21.16                  337
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                  860
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                1,536
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                1,090
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   22
EQ/AllianceBernstein International.........................     Class A 1.15%       $  10.46                  815
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    1
EQ/AllianceBernstein International.........................     Class B 1.15%       $  10.15                  909
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                2,218
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                2,398
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                1,144
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                    6
EQ/AllianceBernstein Small Cap Growth......................     Class A 1.15%       $  12.02                  134
EQ/AllianceBernstein Small Cap Growth......................     Class B 0.50%       $  12.62                    1
EQ/AllianceBernstein Small Cap Growth......................     Class B 1.15%       $  11.69                  717

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth........     Class B 1.35%        $ 11.42                  781
EQ/AllianceBernstein Small Cap Growth........     Class B 1.55%        $ 11.15                1,540
EQ/AllianceBernstein Small Cap Growth........     Class B 1.60%        $ 11.09                  604
EQ/AllianceBernstein Small Cap Growth........     Class B 1.70%        $ 10.96                    8
EQ/Ariel Appreciation II.....................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II.....................     Class B 1.15%        $  6.77                   12
EQ/Ariel Appreciation II.....................     Class B 1.35%        $  6.81                   42
EQ/Ariel Appreciation II.....................     Class B 1.55%        $  6.68                   30
EQ/Ariel Appreciation II.....................     Class B 1.60%        $  6.67                   12
EQ/Ariel Appreciation II.....................     Class B 1.70%        $  6.65                    2
EQ/BlackRock Basic Value Equity..............     Class B 0.50%        $ 16.70                    1
EQ/BlackRock Basic Value Equity..............     Class B 1.15%        $ 15.47                  826
EQ/BlackRock Basic Value Equity..............     Class B 1.35%        $ 15.11                1,458
EQ/BlackRock Basic Value Equity..............     Class B 1.55%        $ 14.75                1,279
EQ/BlackRock Basic Value Equity..............     Class B 1.60%        $ 14.66                  627
EQ/BlackRock Basic Value Equity..............     Class B 1.70%        $ 14.49                   13
EQ/BlackRock International Value.............     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value.............     Class B 1.15%        $ 14.33                  555
EQ/BlackRock International Value.............     Class B 1.35%        $ 14.00                  848
EQ/BlackRock International Value.............     Class B 1.55%        $ 13.67                  781
EQ/BlackRock International Value.............     Class B 1.60%        $ 13.59                  313
EQ/BlackRock International Value.............     Class B 1.70%        $ 13.43                    1
EQ/Boston Advisors Equity Income.............     Class B 0.50%        $  5.05                   --
EQ/Boston Advisors Equity Income.............     Class B 1.15%        $  4.73                  364
EQ/Boston Advisors Equity Income.............     Class B 1.35%        $  4.63                  533
EQ/Boston Advisors Equity Income.............     Class B 1.55%        $  4.54                  433
EQ/Boston Advisors Equity Income.............     Class B 1.60%        $  4.51                  319
EQ/Boston Advisors Equity Income.............     Class B 1.70%        $  4.47                    2
EQ/Calvert Socially Responsible..............     Class B 0.50%        $  5.86                   --
EQ/Calvert Socially Responsible..............     Class B 1.15%        $  5.51                   11
EQ/Calvert Socially Responsible..............     Class B 1.35%        $  5.40                   30
EQ/Calvert Socially Responsible..............     Class B 1.55%        $  5.30                   43
EQ/Calvert Socially Responsible..............     Class B 1.60%        $  5.28                    9
EQ/Calvert Socially Responsible..............     Class B 1.70%        $  5.23                   --
EQ/Capital Guardian Growth...................     Class B 0.50%        $  8.87                  142
EQ/Capital Guardian Growth...................     Class B 1.15%        $  8.21                   41
EQ/Capital Guardian Growth...................     Class B 1.35%        $  8.02                   90
EQ/Capital Guardian Growth...................     Class B 1.55%        $  7.83                  120
EQ/Capital Guardian Growth...................     Class B 1.60%        $  7.79                  109
EQ/Capital Guardian Growth...................     Class B 1.70%        $  7.70                   --
EQ/Capital Guardian Research.................     Class B 0.50%        $  8.48                    1
EQ/Capital Guardian Research.................     Class B 1.15%        $  7.96                  860
EQ/Capital Guardian Research.................     Class B 1.35%        $  7.80                1,644
EQ/Capital Guardian Research.................     Class B 1.55%        $  7.65                1,315
EQ/Capital Guardian Research.................     Class B 1.60%        $  7.61                  659
EQ/Capital Guardian Research.................     Class B 1.70%        $  7.54                    1
EQ/Caywood-Scholl High Yield Bond............     Class B 0.50%        $  9.25                   --
EQ/Caywood-Scholl High Yield Bond............     Class B 1.15%        $  9.03                  128
EQ/Caywood-Scholl High Yield Bond............     Class B 1.35%        $  8.96                  146
EQ/Caywood-Scholl High Yield Bond............     Class B 1.55%        $  8.90                  178
EQ/Caywood-Scholl High Yield Bond............     Class B 1.60%        $  8.88                   90
EQ/Caywood-Scholl High Yield Bond............     Class B 1.70%        $  8.85                   --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Davis New York Venture......................     Class B 0.50%        $  6.79                   --
EQ/Davis New York Venture......................     Class B 1.15%        $  6.69                  130
EQ/Davis New York Venture......................     Class B 1.35%        $  6.66                  211
EQ/Davis New York Venture......................     Class B 1.55%        $  6.63                  263
EQ/Davis New York Venture......................     Class B 1.60%        $  6.62                   75
EQ/Davis New York Venture......................     Class B 1.70%        $  6.60                    5
EQ/Equity 500 Index............................     Class A 1.15%        $ 20.36                   --
EQ/Equity 500 Index............................     Class B 0.50%        $ 21.79                   --
EQ/Equity 500 Index............................     Class B 1.15%        $ 19.77                  454
EQ/Equity 500 Index............................     Class B 1.35%        $ 19.19                1,388
EQ/Equity 500 Index............................     Class B 1.55%        $ 18.62                  812
EQ/Equity 500 Index............................     Class B 1.60%        $ 18.48                  453
EQ/Equity 500 Index............................     Class B 1.70%        $ 18.20                    4
EQ/Evergreen International Bond................     Class B 0.50%        $ 11.58                   --
EQ/Evergreen International Bond................     Class B 1.15%        $ 11.34                  280
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                  417
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                  454
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                  316
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                    3
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    2
EQ/Evergreen Omega.............................     Class B 1.15%        $  7.14                   91
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                  199
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                  348
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                  147
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   --
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                   --
EQ/Franklin Income.............................     Class B 1.15%        $  7.10                  374
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                  578
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                  619
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                  388
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                   --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                   --
EQ/Franklin Small Cap Value....................     Class B 1.15%        $  6.44                  103
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   86
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                   69
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   73
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                    2
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                   --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   98
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                  282
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                  157
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                  122
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                   --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                   37
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.15%        $ 10.16                   66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                  137
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                  138
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   67
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                    2
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                   40
EQ/GAMCO Small Company Value...................     Class B 1.15%        $ 21.14                  142
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                  264
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                  243

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/GAMCO Small Company Value...........     Class B 1.60%        $ 19.26                  150
EQ/GAMCO Small Company Value...........     Class B 1.70%        $ 18.86                    1
EQ/International Core PLUS.............     Class B 0.50%        $  9.76                  112
EQ/International Core PLUS.............     Class B 1.15%        $  9.16                  210
EQ/International Core PLUS.............     Class B 1.35%        $  8.98                  429
EQ/International Core PLUS.............     Class B 1.55%        $  8.81                  371
EQ/International Core PLUS.............     Class B 1.60%        $  8.76                  228
EQ/International Core PLUS.............     Class B 1.70%        $  8.68                   --
EQ/International Growth................     Class B 0.50%        $  9.93                   --
EQ/International Growth................     Class B 1.15%        $  9.70                  119
EQ/International Growth................     Class B 1.35%        $  9.63                  179
EQ/International Growth................     Class B 1.55%        $  9.55                  147
EQ/International Growth................     Class B 1.60%        $  9.54                  110
EQ/International Growth................     Class B 1.70%        $  9.50                    1
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    1
EQ/JPMorgan Core Bond..................     Class B 1.15%        $ 13.39                  439
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                  758
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                  782
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                  577
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                    4
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                   --
EQ/JPMorgan Value Opportunities........     Class B 1.15%        $  9.53                  463
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                  624
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                  279
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                  184
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   13
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    2
EQ/Large Cap Core PLUS.................     Class B 1.15%        $  6.83                   62
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                  255
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                  276
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                  183
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   --
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    1
EQ/Large Cap Growth Index..............     Class B 1.15%        $  5.04                  558
EQ/Large Cap Growth Index..............     Class B 1.35%        $  4.94                2,797
EQ/Large Cap Growth Index..............     Class B 1.55%        $  4.85                2,657
EQ/Large Cap Growth Index..............     Class B 1.60%        $  4.82                1,522
EQ/Large Cap Growth Index..............     Class B 1.70%        $  4.78                   15
EQ/Large Cap Growth PLUS...............     Class B 0.50%        $ 11.59                   --
EQ/Large Cap Growth PLUS...............     Class B 1.15%        $ 10.74                  824
EQ/Large Cap Growth PLUS...............     Class B 1.35%        $ 10.49                1,885
EQ/Large Cap Growth PLUS...............     Class B 1.55%        $ 10.24                  909
EQ/Large Cap Growth PLUS...............     Class B 1.60%        $ 10.18                  537
EQ/Large Cap Growth PLUS...............     Class B 1.70%        $ 10.06                    1
EQ/Large Cap Value Index...............     Class B 0.50%        $  4.57                   --
EQ/Large Cap Value Index...............     Class B 1.15%        $  4.47                   65
EQ/Large Cap Value Index...............     Class B 1.35%        $  4.51                  156
EQ/Large Cap Value Index...............     Class B 1.55%        $  4.42                   64
EQ/Large Cap Value Index...............     Class B 1.60%        $  4.41                   52
EQ/Large Cap Value Index...............     Class B 1.70%        $  4.39                    4
EQ/Large Cap Value PLUS................     Class A 1.15%        $  5.10                3,136
EQ/Large Cap Value PLUS................     Class B 0.50%        $ 10.38                    4
EQ/Large Cap Value PLUS................     Class B 1.15%        $  9.66                5,660

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Large Cap Value PLUS.................     Class B 1.35%        $  9.45                5,687
EQ/Large Cap Value PLUS.................     Class B 1.55%        $  9.24                5,899
EQ/Large Cap Value PLUS.................     Class B 1.60%        $  9.19                2,907
EQ/Large Cap Value PLUS.................     Class B 1.70%        $  9.09                   55
EQ/Long Term Bond.......................     Class B 0.50%        $ 11.37                   --
EQ/Long Term Bond.......................     Class B 1.15%        $ 11.10                   58
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                  122
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                  170
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   89
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                    1
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                   --
EQ/Lord Abbett Growth and Income........     Class B 1.15%        $  7.89                   36
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   75
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                   57
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   73
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                   --
EQ/Lord Abbett Large Cap Core...........     Class B 1.15%        $  8.79                   72
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   75
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                   81
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   48
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                   --
EQ/Lord Abbett Mid Cap Value............     Class B 1.15%        $  7.44                  181
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                  152
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                  139
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                  106
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                   --
EQ/Marsico Focus........................     Class B 1.15%        $ 11.05                  630
EQ/Marsico Focus........................     Class B 1.35%        $ 10.89                1,203
EQ/Marsico Focus........................     Class B 1.55%        $ 10.73                1,092
EQ/Marsico Focus........................     Class B 1.60%        $ 10.69                  569
EQ/Marsico Focus........................     Class B 1.70%        $ 10.61                    3
EQ/Mid Cap Index........................     Class B 0.50%        $  7.36                    2
EQ/Mid Cap Index........................     Class B 1.15%        $  6.97                  466
EQ/Mid Cap Index........................     Class B 1.35%        $  6.86                  935
EQ/Mid Cap Index........................     Class B 1.55%        $  6.74                1,671
EQ/Mid Cap Index........................     Class B 1.60%        $  6.71                  823
EQ/Mid Cap Index........................     Class B 1.70%        $  6.66                   12
EQ/Mid Cap Value PLUS...................     Class B 0.50%        $ 11.23                    2
EQ/Mid Cap Value PLUS...................     Class B 1.15%        $ 10.40                1,051
EQ/Mid Cap Value PLUS...................     Class B 1.35%        $ 10.16                1,128
EQ/Mid Cap Value PLUS...................     Class B 1.55%        $  9.92                2,080
EQ/Mid Cap Value PLUS...................     Class B 1.60%        $  9.86                  873
EQ/Mid Cap Value PLUS...................     Class B 1.70%        $  9.74                    6
EQ/Money Market.........................     Class A 1.15%        $ 33.25                  335
EQ/Money Market.........................     Class B 0.00%        $ 44.43                   25
EQ/Money Market.........................     Class B 0.50%        $ 38.72                   --
EQ/Money Market.........................     Class B 1.15%        $ 32.35                  627
EQ/Money Market.........................     Class B 1.35%        $ 30.60                1,288
EQ/Money Market.........................     Class B 1.55%        $ 28.93                1,454
EQ/Money Market.........................     Class B 1.60%        $ 28.54                1,382
EQ/Money Market.........................     Class B 1.70%        $ 27.75                   79

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%        $  4.22                   --
EQ/Montag & Caldwell Growth...................     Class B 1.15%        $  3.95                  305
EQ/Montag & Caldwell Growth...................     Class B 1.35%        $  3.87                  637
EQ/Montag & Caldwell Growth...................     Class B 1.55%        $  3.79                  607
EQ/Montag & Caldwell Growth...................     Class B 1.60%        $  3.77                  224
EQ/Montag & Caldwell Growth...................     Class B 1.70%        $  3.74                    2
EQ/Mutual Shares..............................     Class B 0.50%        $  6.69                   --
EQ/Mutual Shares..............................     Class B 1.15%        $  6.59                  107
EQ/Mutual Shares..............................     Class B 1.35%        $  6.56                  210
EQ/Mutual Shares..............................     Class B 1.55%        $  6.53                  170
EQ/Mutual Shares..............................     Class B 1.60%        $  6.52                   89
EQ/Mutual Shares..............................     Class B 1.70%        $  6.50                   --
EQ/Oppenheimer Global.........................     Class B 0.50%        $  6.90                   --
EQ/Oppenheimer Global.........................     Class B 1.15%        $  6.79                   43
EQ/Oppenheimer Global.........................     Class B 1.35%        $  6.76                   70
EQ/Oppenheimer Global.........................     Class B 1.55%        $  6.73                   59
EQ/Oppenheimer Global.........................     Class B 1.60%        $  6.72                   44
EQ/Oppenheimer Global.........................     Class B 1.70%        $  6.71                   --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%        $  6.87                   --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.15%        $  6.76                   19
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%        $  6.73                   36
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%        $  6.70                   15
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%        $  6.69                    8
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%        $  6.68                   --
EQ/Oppenheimer Main Street Small Cap..........     Class B 0.50%        $  6.68                   --
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.15%        $  6.58                    9
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.35%        $  6.55                   30
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.55%        $  6.52                   32
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.60%        $  6.51                   15
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.70%        $  6.50                   --
EQ/PIMCO Real Return..........................     Class B 0.50%        $ 10.57                   --
EQ/PIMCO Real Return..........................     Class B 1.15%        $ 10.32                  566
EQ/PIMCO Real Return..........................     Class B 1.35%        $ 10.24                  991
EQ/PIMCO Real Return..........................     Class B 1.55%        $ 10.17                1,103
EQ/PIMCO Real Return..........................     Class B 1.60%        $ 10.15                  742
EQ/PIMCO Real Return..........................     Class B 1.70%        $ 10.11                    6
EQ/Quality Bond PLUS..........................     Class B 0.50%        $ 17.75                   --
EQ/Quality Bond PLUS..........................     Class B 1.15%        $ 16.06                  157
EQ/Quality Bond PLUS..........................     Class B 1.35%        $ 15.57                  223
EQ/Quality Bond PLUS..........................     Class B 1.55%        $ 15.10                  279
EQ/Quality Bond PLUS..........................     Class B 1.60%        $ 14.98                  196
EQ/Quality Bond PLUS..........................     Class B 1.70%        $ 14.75                    5
EQ/Short Duration Bond........................     Class B 0.50%        $ 10.61                   --
EQ/Short Duration Bond........................     Class B 1.15%        $ 10.36                   69
EQ/Short Duration Bond........................     Class B 1.35%        $ 10.28                  128
EQ/Short Duration Bond........................     Class B 1.55%        $ 10.20                  144
EQ/Short Duration Bond........................     Class B 1.60%        $ 10.18                  145
EQ/Short Duration Bond........................     Class B 1.70%        $ 10.15                    5
EQ/Small Company Index........................     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index........................     Class B 1.15%        $ 11.03                  241
EQ/Small Company Index........................     Class B 1.35%        $ 10.79                  558
EQ/Small Company Index........................     Class B 1.55%        $ 10.55                  461

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Small Company Index.......................     Class B 1.60%        $ 10.49                  227
EQ/Small Company Index.......................     Class B 1.70%        $ 10.37                    2
EQ/T. Rowe Price Growth Stock................     Class B 0.50%        $ 11.86                    1
EQ/T. Rowe Price Growth Stock................     Class B 1.15%        $ 10.38                   83
EQ/T. Rowe Price Growth Stock................     Class B 1.35%        $  9.96                  128
EQ/T. Rowe Price Growth Stock................     Class B 1.55%        $  9.55                  410
EQ/T. Rowe Price Growth Stock................     Class B 1.60%        $  9.45                  268
EQ/T. Rowe Price Growth Stock................     Class B 1.70%        $  9.26                    1
EQ/Templeton Growth..........................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..........................     Class B 1.15%        $  6.35                   91
EQ/Templeton Growth..........................     Class B 1.35%        $  6.32                  113
EQ/Templeton Growth..........................     Class B 1.55%        $  6.29                   87
EQ/Templeton Growth..........................     Class B 1.60%        $  6.29                   65
EQ/Templeton Growth..........................     Class B 1.70%        $  6.27                   --
EQ/UBS Growth and Income.....................     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.....................     Class B 1.15%        $  3.77                   66
EQ/UBS Growth and Income.....................     Class B 1.35%        $  3.69                  152
EQ/UBS Growth and Income.....................     Class B 1.55%        $  3.62                  116
EQ/UBS Growth and Income.....................     Class B 1.60%        $  3.60                   48
EQ/UBS Growth and Income.....................     Class B 1.70%        $  3.56                   --
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                  171
EQ/Van Kampen Comstock.......................     Class B 1.15%        $  7.19                   84
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                  159
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                  107
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                  107
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                   --
EQ/Van Kampen Emerging Markets Equity........     Class B 1.15%        $ 11.37                  864
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                1,341
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                1,328
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                  687
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                    1
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                  111
EQ/Van Kampen Mid Cap Growth.................     Class B 1.15%        $  8.43                  162
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                  208
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                  213
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                  127
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   --
Multimanager Aggressive Equity...............     Class A 1.15%        $ 37.23                  154
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                   --
Multimanager Aggressive Equity...............     Class B 1.15%        $ 36.11                  132
Multimanager Aggressive Equity...............     Class B 1.35%        $ 34.47                  139
Multimanager Aggressive Equity...............     Class B 1.55%        $ 32.90                   39
Multimanager Aggressive Equity...............     Class B 1.60%        $ 32.52                   32
Multimanager Aggressive Equity...............     Class B 1.70%        $ 31.77                   --
Multimanager Core Bond.......................     Class B 0.50%        $ 12.94                   88
Multimanager Core Bond.......................     Class B 1.15%        $ 12.36                  354
Multimanager Core Bond.......................     Class B 1.35%        $ 12.19                  699
Multimanager Core Bond.......................     Class B 1.55%        $ 12.02                  966
Multimanager Core Bond.......................     Class B 1.60%        $ 11.97                  707
Multimanager Core Bond.......................     Class B 1.70%        $ 11.89                    2
Multimanager Health Care.....................     Class B 0.50%        $  9.96                   --
Multimanager Health Care.....................     Class B 1.15%        $  9.51                  219

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager Health Care..................     Class B 1.35%        $  9.38                 296
Multimanager Health Care..................     Class B 1.55%        $  9.25                 295
Multimanager Health Care..................     Class B 1.60%        $  9.21                 180
Multimanager Health Care..................     Class B 1.70%        $  9.15                   2
Multimanager High Yield...................     Class A 1.15%        $ 26.89                  59
Multimanager High Yield...................     Class B 0.50%        $ 30.12                  --
Multimanager High Yield...................     Class B 1.15%        $ 26.08                 262
Multimanager High Yield...................     Class B 1.35%        $ 24.94                 540
Multimanager High Yield...................     Class B 1.55%        $ 23.85                 536
Multimanager High Yield...................     Class B 1.60%        $ 23.59                 300
Multimanager High Yield...................     Class B 1.70%        $ 23.07                   2
Multimanager International Equity.........     Class B 0.50%        $ 10.39                   1
Multimanager International Equity.........     Class B 1.15%        $  9.92                 236
Multimanager International Equity.........     Class B 1.35%        $  9.78                 400
Multimanager International Equity.........     Class B 1.55%        $  9.64                 417
Multimanager International Equity.........     Class B 1.60%        $  9.61                 279
Multimanager International Equity.........     Class B 1.70%        $  9.54                   1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                  --
Multimanager Large Cap Core Equity........     Class B 1.15%        $  7.73                  56
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                 118
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                 192
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                  96
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                   1
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                  --
Multimanager Large Cap Growth.............     Class B 1.15%        $  5.78                 170
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                 228
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                 314
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                 210
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                  --
Multimanager Large Cap Value..............     Class B 1.15%        $  9.19                 247
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                 404
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                 462
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                 229
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                  --
Multimanager Mid Cap Growth...............     Class B 1.15%        $  6.81                 256
Multimanager Mid Cap Growth...............     Class B 1.35%        $  6.72                 314
Multimanager Mid Cap Growth...............     Class B 1.55%        $  6.62                 535
Multimanager Mid Cap Growth...............     Class B 1.60%        $  6.60                 242
Multimanager Mid Cap Growth...............     Class B 1.70%        $  6.55                   3
Multimanager Mid Cap Value................     Class B 0.50%        $  9.22                  --
Multimanager Mid Cap Value................     Class B 1.15%        $  8.81                 200
Multimanager Mid Cap Value................     Class B 1.35%        $  8.68                 333
Multimanager Mid Cap Value................     Class B 1.55%        $  8.56                 451
Multimanager Mid Cap Value................     Class B 1.60%        $  8.53                 235
Multimanager Mid Cap Value................     Class B 1.70%        $  8.47                   5
Multimanager Small Cap Growth.............     Class B 0.50%        $  5.60                  --
Multimanager Small Cap Growth.............     Class B 1.15%        $  5.24                 142
Multimanager Small Cap Growth.............     Class B 1.35%        $  5.14                 293
Multimanager Small Cap Growth.............     Class B 1.55%        $  5.03                 240
Multimanager Small Cap Growth.............     Class B 1.60%        $  5.01                 136
Multimanager Small Cap Growth.............     Class B 1.70%        $  4.95                  --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                        Contract charges     Unit Value     Units Outstanding (000s)
                                       ------------------   ------------   -------------------------
Multimanager Small Cap Value........     Class B 0.50%        $ 11.78                    1
Multimanager Small Cap Value........     Class B 1.15%        $ 10.96                  208
Multimanager Small Cap Value........     Class B 1.35%        $ 10.72                  392
Multimanager Small Cap Value........     Class B 1.55%        $ 10.48                  326
Multimanager Small Cap Value........     Class B 1.60%        $ 10.43                  174
Multimanager Small Cap Value........     Class B 1.70%        $ 10.31                    2
Multimanager Technology.............     Class B 0.50%        $  6.85                    1
Multimanager Technology.............     Class B 1.15%        $  6.54                  237
Multimanager Technology.............     Class B 1.35%        $  6.45                  444
Multimanager Technology.............     Class B 1.55%        $  6.36                1,152
Multimanager Technology.............     Class B 1.60%        $  6.34                  553
Multimanager Technology.............     Class B 1.70%        $  6.29                    1

----------
The accompanying notes are an integral part of these financial statements.







                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       AXA Aggressive   AXA Conservative
                                                         Allocation        Allocation
                                                     ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $     349,189      $  1,403,635
  Expenses:
    Asset-based charges............................          303,044           366,147
                                                       -------------      ------------
Net Investment Income (Loss).......................           46,145         1,037,488
                                                       -------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............       (1,398,562)         (976,004)
    Realized gain distribution from The Trusts.....        1,475,637           369,867
                                                       -------------      ------------
  Net realized gain (loss).........................           77,075          (606,137)
                                                       -------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (10,925,209)       (3,810,785)
                                                       -------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (10,848,134)       (4,416,922)
                                                       -------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (10,801,989)     $ (3,379,434)
                                                       =============      ============


                                                      AXA Conservative-Plus     AXA Moderate
                                                            Allocation           Allocation
                                                     ----------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................       $  1,035,991        $    9,676,486
  Expenses:
    Asset-based charges............................            403,046             3,778,623
                                                          ------------        --------------
Net Investment Income (Loss).......................            632,945             5,897,863
                                                          ------------        --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............         (1,575,949)            7,676,343
    Realized gain distribution from The Trusts.....            769,500            11,669,753
                                                          ------------        --------------
  Net realized gain (loss).........................           (806,449)           19,346,096
                                                          ------------        --------------
  Change in unrealized appreciation
    (depreciation) of investments..................         (6,475,354)         (108,258,241)
                                                          ------------        --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................        (7,281,803)          (88,912,145)
                                                          ------------        --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................      $ (6,648,858)       $  (83,014,282)
                                                          ============        ==============


                                                     AXA Moderate-Plus    EQ/AllianceBernstein
                                                         Allocation           Common Stock
                                                    -------------------  ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   2,555,503         $    4,628,099
  Expenses:
    Asset-based charges...........................         1,647,868              3,995,227
                                                       -------------         --------------
Net Investment Income (Loss)......................           907,635                632,872
                                                       -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (3,429,690)           (16,962,615)
    Realized gain distribution from The Trusts....         5,971,824                     --
                                                       -------------         --------------
  Net realized gain (loss)........................         2,542,134            (16,962,615)
                                                       -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (48,476,768)          (147,411,408)
                                                       -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (45,934,634)          (164,374,023)
                                                       -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (45,026,999)        $ (163,741,151)
                                                       =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein
                                                           Securities           International
                                                     --------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................      $2,625,838           $   3,344,463
  Expenses:
    Asset-based charges.............................       1,301,767               1,846,632
                                                          ----------           -------------
Net Investment Income (Loss)........................       1,324,071               1,497,831
                                                          ----------           -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (423,421)              6,213,145
    Realized gain distribution from The Trusts......              --               2,140,851
                                                          ----------           -------------
  Net realized gain (loss)..........................        (423,421)              8,353,996
                                                          ----------           -------------
  Change in unrealized appreciation
    (depreciation) of investments...................         796,576             (94,361,026)
                                                          ----------           -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................         373,155             (86,007,030)
                                                          ----------           -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................      $1,697,226           $ (84,509,199)
                                                          ==========           =============


                                                      EQ/AllianceBernstein
                                                            Small Cap            EQ/Ariel
                                                             Growth          Appreciation ll
                                                     ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $         215         $    7,015
  Expenses:
    Asset-based charges.............................           982,530             13,718
                                                         -------------         ----------
Net Investment Income (Loss)........................          (982,315)            (6,703)
                                                         -------------         ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (1,095,671)           (87,715)
    Realized gain distribution from The Trusts......            94,172              3,364
                                                         -------------         ----------
  Net realized gain (loss)..........................        (1,001,499)           (84,351)
                                                         -------------         ----------
  Change in unrealized appreciation
    (depreciation) of investments...................       (36,738,084)          (341,475)
                                                         -------------         ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (37,739,583)          (425,826)
                                                         -------------         ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (38,721,898)        $ (432,529)
                                                         =============         ==========



                                                        EQ/BlackRock
                                                         Basic Value        EQ/BlackRock
                                                           Equity        International Value
                                                      ----------------  --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   1,445,918       $   1,129,148
  Expenses:
    Asset-based charges.............................       1,333,656             792,543
                                                       -------------       -------------
Net Investment Income (Loss)........................         112,262             336,605
                                                       -------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (685,704)          3,835,422
    Realized gain distribution from The Trusts......         436,866           1,365,327
                                                       -------------       -------------
  Net realized gain (loss)..........................        (248,838)          5,200,749
                                                       -------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (41,345,683)        (36,278,703)
                                                       -------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (41,594,521)        (31,077,954)
                                                       -------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (41,482,259)      $ (30,741,349)
                                                       =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                             EQ/Calvert
                                                       EQ/Boston Advisors     Socially       EQ/Capital
                                                          Equity Income     Responsible   Guardian Growth
                                                      -------------------- ------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $    216,255      $    2,247     $     10,479
  Expenses:
    Asset-based charges.............................          134,306          12,689           76,359
                                                         ------------      ----------     ------------
Net Investment Income (Loss)........................           81,949         (10,442)         (65,880)
                                                         ------------      ----------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............         (485,417)        (57,076)        (412,854)
    Realized gain distribution from The Trusts......          107,990          11,409               --
                                                         ------------      ----------     ------------
  Net realized gain (loss)..........................         (377,427)        (45,667)        (412,854)
                                                         ------------      ----------     ------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (3,375,238)       (422,966)      (2,544,929)
                                                         ------------      ----------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (3,752,665)       (468,633)      (2,957,783)
                                                         ------------      ----------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (3,670,716)     $ (479,075)    $ (3,023,663)
                                                         ============      ==========     ============


                                                           EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                       Guardian Research    High Yield Bond     York Venture
                                                      ------------------- ------------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     483,395       $    400,579      $     33,414
  Expenses:
    Asset-based charges.............................          798,133             79,962            87,165
                                                        -------------       ------------      ------------
Net Investment Income (Loss)........................         (314,738)           320,617           (53,751)
                                                        -------------       ------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        4,525,473           (511,134)         (676,421)
    Realized gain distribution from The Trusts......          917,466                 --                --
                                                        -------------       ------------      ------------
  Net realized gain (loss)..........................        5,442,939           (511,134)         (676,421)
                                                        -------------       ------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (31,820,981)        (1,020,427)       (2,403,103)
                                                        -------------       ------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (26,378,042)        (1,531,561)       (3,079,524)
                                                        -------------       ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (26,692,780)      $ (1,210,944)     $ (3,133,275)
                                                        =============       ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Equity         EQ/Evergreen
                                                         500 Index      International Bond
                                                     ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   1,411,808      $   2,869,496
  Expenses:
    Asset-based charges.............................       1,258,019            228,721
                                                       -------------      -------------
Net Investment Income (Loss)........................         153,789          2,640,775
                                                       -------------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (2,424,954)           (44,141)
    Realized gain distribution from The Trusts......         832,526                 --
                                                       -------------      -------------
  Net realized gain (loss)..........................      (1,592,428)           (44,141)
                                                       -------------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (38,589,963)        (2,678,687)
                                                       -------------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,182,391)        (2,722,828)
                                                       -------------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,028,602)     $     (82,053)
                                                       =============      =============


                                                                                                            EQ/Franklin
                                                       EQ/Evergreen     EQ/Franklin      EQ/Franklin         Templeton
                                                           Omega           Income      Small Cap Value   Founding Strategy
                                                     ---------------- --------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     37,457    $  1,117,163      $   21,656        $    202,884
 Expenses:
  Asset-based charges...............................        102,638         269,294          27,162              69,856
                                                       ------------    ------------      ----------        ------------
Net Investment Income (Loss)........................        (65,181)        847,869          (5,506)            133,028
                                                       ------------    ------------      ----------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (195,030)     (1,180,804)       (302,036)           (535,180)
  Realized gain distribution from The Trusts........        111,201              --              --                   9
                                                       ------------    ------------      ----------        ------------
 Net realized gain (loss)...........................        (83,829)     (1,180,804)       (302,036)           (535,171)
                                                       ------------    ------------      ----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (2,133,841)     (6,703,627)       (610,370)         (1,869,014)
                                                       ------------    ------------      ----------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (2,217,670)     (7,884,431)       (912,406)         (2,404,185)
                                                       ------------    ------------      ----------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (2,282,851)   $ (7,036,562)     $ (917,912)       $ (2,271,157)
                                                       ============    ============      ==========        ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/GAMCO        EQ/GAMCO
                                                       Mergers and   Small Company   EQ/International
                                                      Acquisitions       Value           Core PLUS
                                                     -------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   25,835    $    119,689     $     284,034
  Expenses:
    Asset-based charges.............................       74,728         291,544           251,367
                                                       ----------    ------------     -------------
Net Investment Income (Loss)........................      (48,893)       (171,855)           32,667
                                                       ----------    ------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (227,347)       (329,145)       (1,805,796)
    Realized gain distribution from The Trusts......      209,645         708,047           319,190
                                                       ----------    ------------     -------------
  Net realized gain (loss)..........................      (17,702)        378,902        (1,486,606)
                                                       ----------    ------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (807,202)     (7,569,043)       (9,833,163)
                                                       ----------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (824,904)     (7,190,141)      (11,319,769)
                                                       ----------    ------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (873,797)   $ (7,361,996)    $ (11,287,102)
                                                       ==========    ============     =============



                                                      EQ/International    EQ/JPMorgan        EQ/JPMorgan
                                                           Growth          Core Bond     Value Opportunities
                                                     ------------------ --------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     72,056     $  1,614,925      $     385,745
  Expenses:
    Asset-based charges.............................         106,107          633,103            316,256
                                                        ------------     ------------      -------------
Net Investment Income (Loss)........................         (34,051)         981,822             69,489
                                                        ------------     ------------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (564,558)      (2,040,351)          (728,359)
    Realized gain distribution from The Trusts......         146,219               --            228,226
                                                        ------------     ------------      -------------
  Net realized gain (loss)..........................        (418,339)      (2,040,351)          (500,133)
                                                        ------------     ------------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (3,382,626)      (3,731,083)       (10,402,733)
                                                        ------------     ------------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (3,800,965)      (5,771,434)       (10,902,866)
                                                        ------------     ------------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (3,835,016)    $ (4,789,612)     $ (10,833,377)
                                                        ============     ============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Large Cap    EQ/Large Cap
                                                        Core PLUS      Growth Index
                                                     --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     25,054    $      71,724
  Expenses:
    Asset-based charges.............................       114,474          783,014
                                                      ------------    -------------
Net Investment Income (Loss)........................       (89,420)        (711,290)
                                                      ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (260,797)      (3,849,167)
    Realized gain distribution from The Trusts......            --               --
                                                      ------------    -------------
  Net realized gain (loss)..........................      (260,797)      (3,849,167)
                                                      ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (3,142,694)     (19,976,248)
                                                      ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (3,403,491)     (23,825,415)
                                                      ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (3,492,911)   $ (24,536,705)
                                                      ============    =============


                                                       EQ/Large Cap     EQ/Large Cap      EQ/Large Cap       EQ/Long
                                                        Growth PLUS      Value Index       Value PLUS       Term Bond
                                                     ---------------- ---------------- ------------------ ------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $      68,035     $     35,739     $    7,970,559    $ 230,216
  Expenses:
    Asset-based charges.............................        911,660           48,979          4,189,799       70,094
                                                      -------------     ------------     --------------    ---------
Net Investment Income (Loss)........................       (843,625)         (13,240)         3,780,760      160,122
                                                      -------------     ------------     --------------    ---------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,424,309)      (2,930,372)       (20,911,819)      (5,676)
    Realized gain distribution from The Trusts......             --          153,979                 --       26,101
                                                      -------------     ------------     --------------    ---------
  Net realized gain (loss)..........................     (7,424,309)      (2,776,393)       (20,911,819)      20,425
                                                      -------------     ------------     --------------    ---------
  Change in unrealized appreciation
    (depreciation) of investments...................    (22,058,863)      (1,093,512)      (144,266,299)     (69,315)
                                                      -------------     ------------     --------------    ---------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (29,483,172)      (3,869,905)      (165,178,118)     (48,890)
                                                      -------------     ------------     --------------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (30,326,797)    $ (3,883,145)    $ (161,397,358)   $ 111,232
                                                      =============     ============     ==============    =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/Lord Abbett
                                                        Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                          Income      Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     38,513      $   28,439      $     84,895
  Expenses:
    Asset-based charges.............................        44,752          31,268            86,034
                                                      ------------      ----------      ------------
Net Investment Income (Loss)........................        (6,239)         (2,829)           (1,139)
                                                      ------------      ----------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (303,793)       (193,861)         (545,929)
    Realized gain distribution from The Trusts......         7,588          15,378           176,542
                                                      ------------      ----------      ------------
  Net realized gain (loss)..........................      (296,205)       (178,483)         (369,387)
                                                      ------------      ----------      ------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (1,053,164)       (687,631)       (2,644,830)
                                                      ------------      ----------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,349,369)       (866,114)       (3,014,217)
                                                      ------------      ----------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (1,355,608)     $ (868,943)     $ (3,015,356)
                                                      ============      ==========      ============


                                                        EQ/Marsico        EQ/Mid Cap        EQ/Mid Cap
                                                           Focus            Index           Value PLUS
                                                     ---------------- ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     500,591     $     368,287     $   1,098,876
  Expenses:
    Asset-based charges.............................        813,536           682,836         1,204,952
                                                      -------------     -------------     -------------
Net Investment Income (Loss)........................       (312,945)         (314,549)         (106,076)
                                                      -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      1,326,363        (2,268,550)       (9,562,382)
    Realized gain distribution from The Trusts......        582,461           508,005                --
                                                      -------------     -------------     -------------
  Net realized gain (loss)..........................      1,908,824        (1,760,545)       (9,562,382)
                                                      -------------     -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (30,196,733)      (27,527,530)      (30,330,187)
                                                      -------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (28,287,909)      (29,288,075)      (39,892,569)
                                                      -------------     -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (28,600,854)    $ (29,602,624)    $ (39,998,645)
                                                      =============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                      EQ/Montag
                                                        EQ/Money      & Caldwell      EQ/Mutual
                                                         Market         Growth          Shares
                                                     ------------- --------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $2,851,198    $     16,754    $    190,271
  Expenses:
    Asset-based charges.............................   2,002,495          88,923          80,777
                                                      ----------    ------------    ------------
Net Investment Income (Loss)........................     848,703         (72,169)        109,494
                                                      ----------    ------------    ------------
Realized and Unrealized Gain (Loss) on
  Investments:                                                 --
    Realized gain (loss) on investments.............      (3,402)       (107,703)       (488,765)
    Realized gain distribution from The Trusts......          --              --              --
                                                      ----------    ------------    ------------
  Net realized gain (loss)..........................      (3,402)       (107,703)       (488,765)
                                                      ----------    ------------    ------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (9,390)     (2,480,481)     (2,287,364)
                                                      ----------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (12,792)     (2,588,184)     (2,776,129)
                                                      ----------    ------------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  835,911    $ (2,660,353)   $ (2,666,635)
                                                      ==========    ============    ============



                                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                      EQ/Oppenheimer     Main Street      Main Street
                                                          Global         Opportunity       Small Cap
                                                     ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     24,778      $    4,138       $      582
  Expenses:
    Asset-based charges.............................         32,716           8,840           13,853
                                                       ------------      ----------       ----------
Net Investment Income (Loss)........................         (7,938)         (4,702)         (13,271)
                                                       ------------      ----------       ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (396,458)        (73,027)        (249,225)
    Realized gain distribution from The Trusts......          3,717              --            2,303
                                                       ------------      ----------       ----------
  Net realized gain (loss)..........................       (392,741)        (73,027)        (246,922)
                                                       ------------      ----------       ----------
  Change in unrealized appreciation
    (depreciation) of investments...................       (826,691)       (237,359)        (162,289)
                                                       ------------      ----------       ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,219,432)       (310,386)        (409,211)
                                                       ------------      ----------       ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (1,227,370)     $ (315,088)      $ (422,482)
                                                       ============      ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/PIMCO       EQ/Quality       EQ/Short
                                                       Real Return      Bond PLUS     Duration Bond
                                                     --------------- --------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    997,037    $    770,939     $  319,897
  Expenses:
    Asset-based charges.............................       447,241         222,695         72,446
                                                      ------------    ------------     ----------
Net Investment Income (Loss)........................       549,796         548,244        247,451
                                                      ------------    ------------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (146,319)       (371,008)       (59,417)
    Realized gain distribution from The Trusts......     1,920,998              --             --
                                                      ------------    ------------     ----------
  Net realized gain (loss)..........................     1,774,679        (371,008)       (59,417)
                                                      ------------    ------------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (5,251,210)     (1,378,485)      (360,057)
                                                      ------------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (3,476,531)     (1,749,493)      (419,474)
                                                      ------------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (2,926,735)   $ (1,201,249)    $ (172,023)
                                                      ============    ============     ==========


                                                         EQ/Small     EQ/T. Rowe Price    EQ/Templeton
                                                      Company Index     Growth Stock         Growth
                                                     --------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     179,653     $        449      $     52,741
  Expenses:
    Asset-based charges.............................        324,416          204,392            50,893
                                                      -------------     ------------      ------------
Net Investment Income (Loss)........................       (144,763)        (203,943)            1,848
                                                      -------------     ------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (508,496)        (278,959)         (368,490)
    Realized gain distribution from The Trusts......      1,759,774            2,769                --
                                                      -------------     ------------      ------------
  Net realized gain (loss)..........................      1,251,278         (276,190)         (368,490)
                                                      -------------     ------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (10,213,852)      (6,594,160)       (1,482,078)
                                                      -------------     ------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (8,962,574)      (6,870,350)       (1,850,568)
                                                      -------------     ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (9,107,337)    $ (7,074,293)     $ (1,848,720)
                                                      =============     ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/UBS                        EQ/Van Kampen
                                                        Growth and    EQ/Van Kampen   Emerging Markets
                                                          Income         Comstock          Equity
                                                     --------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     24,546    $    117,432     $     119,228
  Expenses:
    Asset-based charges.............................        30,548          68,994         1,268,958
                                                      ------------    ------------     -------------
Net Investment Income (Loss)........................        (6,002)         48,438        (1,149,730)
                                                      ------------    ------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (38,928)       (543,798)        1,481,192
    Realized gain distribution from The Trusts......            --          42,825         4,538,873
                                                      ------------    ------------     -------------
  Net realized gain (loss)..........................       (38,928)       (500,973)        6,020,065
                                                      ------------    ------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (994,669)     (1,603,924)      (73,893,183)
                                                      ------------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,033,597)     (2,104,897)      (67,873,118)
                                                      ------------    ------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (1,039,599)   $ (2,056,459)    $ (69,022,848)
                                                      ============    ============     =============


                                                      EQ/Van Kampen
                                                         Mid Cap         Multimanager      Multimanager
                                                          Growth      Aggressive Equity     Core Bond
                                                     --------------- ------------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $         --      $     110,134     $   1,694,730
  Expenses:
    Asset-based charges.............................       119,798            373,047           512,530
                                                      ------------      -------------     -------------
Net Investment Income (Loss)........................      (119,798)          (262,913)        1,182,200
                                                      ------------      -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (830,862)        (1,506,934)         (287,365)
    Realized gain distribution from The Trusts......            --                 --           900,241
                                                      ------------      -------------     -------------
  Net realized gain (loss)..........................      (830,862)        (1,506,934)          612,876
                                                      ------------      -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (4,190,499)       (15,491,622)       (1,437,654)
                                                      ------------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (5,021,361)       (16,998,556)         (824,778)
                                                      ------------      -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (5,141,159)     $ (17,261,469)    $     357,422
                                                      ============      =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager     Multimanager
                                                        Health Care      High Yield
                                                     ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $         --    $   5,056,792
  Expenses:
    Asset-based charges.............................        157,742          854,053
                                                       ------------    -------------
Net Investment Income (Loss)........................       (157,742)       4,202,739
                                                       ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (349,086)      (4,364,828)
    Realized gain distribution from The Trusts......        123,588               --
                                                       ------------    -------------
  Net realized gain (loss)..........................       (225,498)      (4,364,828)
                                                       ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (3,149,852)     (14,923,652)
                                                       ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (3,375,350)     (19,288,480)
                                                       ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (3,533,092)   $ (15,085,741)
                                                       ============    =============


                                                        Multimanager     Multimanager     Multimanager     Multimanager
                                                       International       Large Cap        Large Cap        Large Cap
                                                           Equity         Core Equity        Growth            Value
                                                     ----------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     313,563     $     26,745     $         --     $    233,953
  Expenses:
    Asset-based charges.............................         308,684           66,776          126,731          268,553
                                                       -------------     ------------     ------------     ------------
Net Investment Income (Loss)........................           4,879          (40,031)        (126,731)         (34,600)
                                                       -------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............          98,968         (136,198)        (447,651)      (1,395,627)
    Realized gain distribution from The Trusts......         407,702           13,100            1,404           45,494
                                                       -------------     ------------     ------------     ------------
  Net realized gain (loss)..........................         506,670         (123,098)        (446,247)      (1,350,133)
                                                       -------------     ------------     ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (13,469,510)      (2,723,122)      (4,328,092)      (7,297,175)
                                                       -------------     ------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (12,962,840)      (2,846,220)      (4,774,339)      (8,647,308)
                                                       -------------     ------------     ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (12,957,961)    $ (2,886,251)    $ (4,901,070)    $ (8,681,908)
                                                       =============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager    Multimanager
                                                         Mid Cap          Mid Cap
                                                          Growth           Value
                                                     --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $         --     $     66,246
  Expenses:
    Asset-based charges.............................       210,120          209,043
                                                      ------------     ------------
Net Investment Income (Loss)........................      (210,120)        (142,797)
                                                      ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (961,730)      (1,949,943)
    Realized gain distribution from The Trusts......       151,997          177,956
                                                      ------------     ------------
  Net realized gain (loss)..........................      (809,733)      (1,771,987)
                                                      ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (6,844,714)      (4,317,006)
                                                      ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (7,654,447)      (6,088,993)
                                                      ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (7,864,567)    $ (6,231,790)
                                                      ============     ============



                                                       Multimanager     Multimanager
                                                         Small Cap        Small Cap      Multimanager
                                                          Growth            Value         Technology
                                                     ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $         --     $     42,334    $          --
  Expenses:
    Asset-based charges.............................         94,648          279,679          388,320
                                                       ------------     ------------    -------------
Net Investment Income (Loss)........................        (94,648)        (237,345)        (388,320)
                                                       ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (993,211)      (4,143,376)         996,274
    Realized gain distribution from The Trusts......         24,995           79,479               --
                                                       ------------     ------------    -------------
  Net realized gain (loss)..........................       (968,216)      (4,063,897)         996,274
                                                       ------------     ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (2,572,629)      (4,374,747)     (16,310,308)
                                                       ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (3,540,845)      (8,438,644)     (15,314,034)
                                                       ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (3,635,493)    $ (8,675,989)   $ (15,702,354)
                                                       ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA Aggressive                 AXA Conservative
                                                             Allocation                      Allocation
                                                  -------------------------------- -------------------------------
                                                        2008             2007            2008            2007
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $       46,145   $    252,511    $  1,037,488    $    436,817
  Net realized gain (loss) on investments.......           77,075      2,078,690        (606,137)        672,134
  Change in unrealized appreciation
    (depreciation) of investments................     (10,925,209)    (1,520,870)     (3,810,785)       (382,382)
                                                   --------------   ------------    ------------    ------------
  Net Increase (decrease) in net assets from
    operations...................................     (10,801,989)       810,331      (3,379,434)        726,569
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         145,112        381,248         324,759         286,364
    Transfers between funds including
      guaranteed interest account, net...........       5,398,802      9,763,502      19,774,695       9,166,320
    Transfers for contract benefits and
      terminations...............................      (1,575,895)    (3,802,147)     (4,167,724)     (3,834,202)
    Contract maintenance charges.................         (91,753)       (63,543)        (70,370)        (38,183)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions....................       3,876,266      6,279,060      15,861,360       5,580,299
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......              --             --              --              --
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets................      (6,925,723)     7,089,391      12,481,926       6,306,868
Net Assets - Beginning of Period.................      24,480,483     17,391,092      18,546,900      12,240,032
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period.......................  $   17,554,760   $ 24,480,483    $ 31,028,826    $ 18,546,900
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              --             --              --              --
  Redeemed.......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
  Net Increase (Decrease)........................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................             838          1,205           2,557           1,388
  Redeemed.......................................            (490)          (749)         (1,080)           (880)
                                                   --------------   ------------    ------------    ------------
  Net Increase (Decrease)........................             348            456           1,477             508
                                                   --------------   ------------    ------------    ------------


                                                       AXA Conservative-Plus                 AXA Moderate
                                                            Allocation                        Allocation
                                                  ------------------------------- ----------------------------------
                                                        2008            2007             2008             2007
                                                  --------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    632,945    $    535,650    $     5,897,863   $   6,167,800
  Net realized gain (loss) on investments........      (806,449)        954,535         19,346,096      23,687,374
  Change in unrealized appreciation
    (depreciation) of investments................    (6,475,354)       (664,944)      (108,258,241)    (12,592,262)
                                                   ------------    ------------    ---------------   -------------
  Net Increase (decrease) in net assets from
    operations...................................    (6,648,858)        825,241        (83,014,282)     17,262,912
                                                   ------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       370,809         401,329          2,405,491       3,554,030
    Transfers between funds including
      guaranteed interest account, net...........    10,159,491      11,589,753          3,735,495      11,560,892
    Transfers for contract benefits and
      terminations...............................    (3,982,861)     (3,277,237)       (39,216,453)    (48,454,592)
    Contract maintenance charges.................       (71,688)        (40,712)          (948,681)       (921,932)
                                                   ------------    ------------    ---------------   -------------
Net increase (decrease) in net assets from
  contractowners transactions....................     6,475,751       8,673,133        (34,024,148)    (34,261,602)
                                                   ------------    ------------    ---------------   -------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......            --              --         (4,515,000)             --
                                                   ------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................      (173,107)      9,498,374       (121,553,430)    (16,998,690)
Net Assets - Beginning of Period.................    27,426,261      17,927,887        344,798,805     361,797,495
                                                   ------------    ------------    ---------------   -------------
Net Assets - End of Period.......................  $ 27,253,154    $ 27,426,261    $   223,245,375   $ 344,798,805
                                                   ============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................            --              --                 98              72
  Redeemed.......................................            --              --               (126)           (115)
                                                   ------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................            --              --                (28)            (43)
                                                   ------------    ------------    ---------------   -------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................         1,705           1,378                519             473
  Redeemed.......................................        (1,121)           (634)            (1,288)         (1,107)
                                                   ------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................           584             744               (769)           (634)
                                                   ------------    ------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Moderate-Plus Allocation     EQ/AllianceBernstein Common Stock
                                                  --------------------------------- -----------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $      907,635   $   1,815,537    $       632,872   $    (1,830,618)
  Net realized gain (loss) on investments.......        2,542,134       6,765,018        (16,962,615)       (1,763,765)
  Change in unrealized appreciation
    (depreciation) of investments................     (48,476,768)     (3,928,324)      (147,411,408)       15,446,391
                                                   --------------   -------------    ---------------   ---------------
  Net Increase (decrease) in net assets from
    operations...................................     (45,026,999)      4,652,231       (163,741,151)       11,852,008
                                                   --------------   -------------    ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         727,685       2,654,637          2,371,830         2,512,081
    Transfers between funds including
      guaranteed interest account, net...........      17,506,485      50,568,239        (29,545,122)      (51,051,864)
    Transfers for contract benefits and
      terminations...............................      (8,516,171)    (11,054,225)       (34,558,772)      (63,484,902)
    Contract maintenance charges.................        (378,692)       (317,869)        (1,255,722)       (1,518,413)
                                                   --------------   -------------    ---------------   ---------------
Net increase (decrease) in net assets from
  contractowners transactions....................       9,339,307      41,850,782        (62,987,786)     (113,543,098)
                                                   --------------   -------------    ---------------   ---------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......              --              --           (287,000)               --
                                                   --------------   -------------    ---------------   ---------------
Increase (Decrease) in Net Assets................     (35,687,692)     46,503,013       (227,015,937)     (101,691,090)
Net Assets - Beginning of Period.................     127,567,595      81,064,582        412,628,914       514,320,004
                                                   --------------   -------------    ---------------   ---------------
Net Assets - End of Period.......................  $   91,879,903   $ 127,567,595    $   185,612,977   $   412,628,914
                                                   ==============   =============    ===============   ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              --              --                  9                 3
  Redeemed.......................................              --              --                (48)              (66)
                                                   --------------   -------------    ---------------   ---------------
  Net Increase (Decrease)........................              --              --                (39)              (63)
                                                   --------------   -------------    ---------------   ---------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................           2,881           4,863                 17                 9
  Redeemed.......................................          (2,196)         (1,646)              (261)             (355)
                                                   --------------   -------------    ---------------   ---------------
  Net Increase (Decrease)........................             685           3,217               (244)             (346)
                                                   --------------   -------------    ---------------   ---------------


                                                   EQ/AllianceBernstein Intermediate
                                                         Government Securities        EQ/AllianceBernstein International
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ------------------ ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   1,324,071     $    2,557,590   $     1,497,831   $    (352,585)
  Net realized gain (loss) on investments........        (423,421)          (596,245)        8,353,996      31,478,502
  Change in unrealized appreciation
    (depreciation) of investments................         796,576          3,117,884       (94,361,026)    (12,662,902)
                                                    -------------     --------------   ---------------   -------------
  Net Increase (decrease) in net assets from
    operations...................................       1,697,226          5,079,229       (84,509,199)     18,463,015
                                                    -------------     --------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         411,083            555,059           669,553         900,894
    Transfers between funds including
      guaranteed interest account, net...........      (2,120,465)        (6,240,913)      (10,042,392)     (4,858,792)
    Transfers for contract benefits and
      terminations...............................     (13,067,578)       (15,249,455)      (13,649,409)    (22,785,317)
    Contract maintenance charges.................        (205,254)          (196,818)         (441,352)       (511,666)
                                                    -------------     --------------   ---------------   -------------
Net increase (decrease) in net assets from
  contractowners transactions....................     (14,982,214)       (21,132,127)      (23,463,600)    (27,254,881)
                                                    -------------     --------------   ---------------   -------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......              --                 --          (269,000)          1,145
                                                    -------------     --------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (13,284,988)       (16,052,898)     (108,241,799)     (8,790,721)
Net Assets - Beginning of Period.................      94,380,996        110,433,894       181,898,116     190,688,837
                                                    -------------     --------------   ---------------   -------------
Net Assets - End of Period.......................   $  81,096,008     $   94,380,996   $    73,656,317   $ 181,898,116
                                                    =============     ==============   ===============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              92                 40                14              64
  Redeemed.......................................             (93)               (73)             (177)           (216)
                                                    -------------     --------------   ---------------   -------------
  Net Increase (Decrease)........................              (1)               (33)             (163)            152
                                                    -------------     --------------   ---------------   -------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................             597                236               339             400
  Redeemed.......................................          (1,367)            (1,318)           (1,668)         (1,641)
                                                    -------------     --------------   ---------------   -------------
  Net Increase (Decrease)........................            (770)            (1,082)           (1,329)         (1,241)
                                                    -------------     --------------   ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein
                                                          Small Cap Growth             EQ/Ariel Appreciation ll
                                                  --------------------------------- ------------------------------
                                                        2008             2007             2008           2007
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $     (982,315)  $  (1,425,849)    $   (6,703)     $  (10,612)
  Net realized gain (loss) on investments.......       (1,001,499)     20,005,792        (84,351)         76,165
  Change in unrealized appreciation
    (depreciation) of investments................     (36,738,084)     (4,619,449)      (341,475)       (123,806)
                                                   --------------   -------------     ----------      ----------
  Net Increase (decrease) in net assets from
    operations...................................     (38,721,898)     13,960,494       (432,529)        (58,253)
                                                   --------------   -------------     ----------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         386,651         537,778            266           7,431
    Transfers between funds including
      guaranteed interest account, net...........      (4,317,721)    (12,446,614)        86,841         433,749
    Transfers for contract benefits and
      terminations...............................      (7,382,378)    (11,297,746)      (100,670)        (74,125)
    Contract maintenance charges.................        (240,082)       (272,834)        (3,613)         (2,681)
                                                   --------------   -------------     ----------      ----------
Net increase (decrease) in net assets from
  contractowners transactions....................     (11,553,530)    (23,479,416)       (17,176)        364,374
                                                   --------------   -------------     ----------      ----------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......         (23,000)         (1,734)            --              --
                                                   --------------   -------------     ----------      ----------
Increase (Decrease) in Net Assets................     (50,298,428)     (9,520,656)      (449,705)        306,121
Net Assets - Beginning of Period.................      93,205,152     102,725,808      1,109,087         802,966
                                                   --------------   -------------     ----------      ----------
Net Assets - End of Period.......................  $   42,906,724   $  93,205,152     $  659,382      $1,109,087
                                                   ==============   =============     ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              20              15             --              --
  Redeemed.......................................             (41)           (164)            --              --
                                                   --------------   -------------     ----------      ----------
  Net Increase (Decrease)........................             (21)           (149)            --              --
                                                   --------------   -------------     ----------      ----------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................             145             144             36              84
  Redeemed.......................................            (826)         (1,191)           (38)            (54)
                                                   --------------   -------------     ----------      ----------
  Net Increase (Decrease)........................            (681)         (1,047)            (2)             30
                                                   --------------   -------------     ----------      ----------


                                                            EQ/BlackRock                      EQ/BlackRock
                                                         Basic Value Equity                International Value
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $      112,262   $    (621,770)   $      336,605   $      287,550
  Net realized gain (loss) on investments.......         (248,838)     17,272,238         5,200,749       17,325,410
  Change in unrealized appreciation
    (depreciation) of investments...............      (41,345,683)    (16,021,564)      (36,278,703)     (10,420,378)
                                                   --------------   -------------    --------------   --------------
  Net Increase (decrease) in net assets from
    operations..................................      (41,482,259)        628,904       (30,741,349)       7,192,582
                                                   --------------   -------------    --------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......          331,435         558,212           238,871          451,734
    Transfers between funds including
      guaranteed interest account, net..........       (7,773,695)    (11,090,916)       (8,662,764)      (1,360,437)
    Transfers for contract benefits and
      terminations..............................      (11,572,057)    (16,838,153)       (6,775,449)     (10,654,140)
    Contract maintenance charges................         (318,944)       (377,791)         (192,766)        (235,175)
                                                   --------------   -------------    --------------   --------------
Net increase (decrease) in net assets from
  contractowners transactions...................      (19,333,261)    (27,748,648)      (15,392,108)     (11,798,018)
                                                   --------------   -------------    --------------   --------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45......         (160,000)             --           (50,000)              --
                                                   --------------   -------------    --------------   --------------
Increase (Decrease) in Net Assets...............      (60,975,520)    (27,119,744)      (46,183,457)      (4,605,436)
Net Assets - Beginning of Period................      124,064,424     151,184,168        80,974,872       85,580,308
                                                   --------------   -------------    --------------   --------------
Net Assets - End of Period......................   $   63,088,904   $ 124,064,424    $   34,791,415   $   80,974,872
                                                   ==============   =============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued........................................               --              --                --               --
  Redeemed......................................               --              --                --               --
                                                   --------------   -------------    --------------   --------------
  Net Increase (Decrease).......................               --              --                --               --
                                                   --------------   -------------    --------------   --------------
Unit Activity 0.50% to 1.70% Class B
  Issued........................................              234             169               179              392
  Redeemed......................................           (1,194)         (1,284)             (949)            (877)
                                                   --------------   -------------    --------------   --------------
  Net Increase (Decrease).......................             (960)         (1,115)             (770)            (485)
                                                   --------------   -------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Boston Advisors             EQ/Calvert Socially
                                                           Equity Income                   Responsible
                                                  ------------------------------- ------------------------------
                                                        2008            2007           2008           2007
                                                  --------------- --------------- ------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      81,949   $     24,831    $  (10,442)     $ (13,211)
 Net realized gain (loss) on investments.........       (377,427)     1,786,893       (45,667)        94,185
 Change in unrealized appreciation
  (depreciation) of investments..................     (3,375,238)    (1,377,535)     (422,966)        19,986
                                                   -------------   ------------    ----------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,670,716)       434,189      (479,075)       100,960
                                                   -------------   ------------    ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          8,562         37,399         4,909         30,792
  Transfers between funds including
   guaranteed interest account, net..............        607,929     (2,327,254)       29,576         40,738
  Transfers for contract benefits and
   terminations..................................     (1,165,126)    (1,831,995)     (159,630)      (113,871)
  Contract maintenance charges...................        (30,443)       (31,969)       (2,810)        (2,761)
                                                   -------------   ------------    ----------      ---------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (579,078)    (4,153,819)     (127,955)       (45,102)
                                                   -------------   ------------    ----------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         22,000             --            --             --
                                                   -------------   ------------    ----------      ---------
Increase (Decrease) in Net Assets................     (4,227,794)    (3,719,630)     (607,030)        55,858
Net Assets - Beginning of Period.................     11,859,998     15,579,628     1,110,890      1,055,032
                                                   -------------   ------------    ----------      ---------
Net Assets - End of Period.......................  $   7,632,204   $ 11,859,998    $  503,860      $1,110,890
                                                   =============   ============    ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --            --             --
 Redeemed........................................             --             --            --             --
                                                   -------------   ------------    ----------      ----------
 Net Increase (Decrease).........................             --             --            --             --
                                                   -------------   ------------    ----------      ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            524            309            40             31
 Redeemed........................................           (592)          (900)          (57)           (37)
                                                   -------------   ------------    ----------      ----------
 Net Increase (Decrease).........................            (68)          (591)          (17)            (6)
                                                   -------------   ------------    ----------      ----------


                                                            EQ/Capital                      EQ/Capital
                                                         Guardian Growth               Guardian Research (a)
                                                  ------------------------------ ---------------------------------
                                                        2008           2007            2008             2007
                                                  --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (65,880)   $  (80,787)   $     (314,738)  $     (265,686)
 Net realized gain (loss) on investments.........       (412,854)      264,835         5,442,939        9,779,929
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,544,929)     (399,894)      (31,820,981)     (11,042,267)
                                                   -------------    ----------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,023,663)     (215,846)      (26,692,780)      (1,528,024)
                                                   -------------    ----------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         27,473        18,443           266,271          357,647
  Transfers between funds including
   guaranteed interest account, net..............        276,389     5,456,113        (9,607,267)      24,989,019
  Transfers for contract benefits and
   terminations..................................     (2,283,431)     (435,115)       (6,934,164)      (9,705,756)
  Contract maintenance charges...................        (23,691)       (9,096)         (195,866)        (207,197)
                                                   -------------    ----------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (2,003,260)    5,030,345       (16,471,026)      15,433,713
                                                   -------------    ----------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --          (395,000)          67,822
                                                   -------------    ----------    --------------   --------------
Increase (Decrease) in Net Assets................     (5,026,923)    4,814,499       (43,558,806)      13,973,511
Net Assets - Beginning of Period.................      9,138,118     4,323,619        78,363,658       64,390,147
                                                   -------------    ----------    --------------   --------------
Net Assets - End of Period.......................  $   4,111,195    $9,138,118    $   34,804,852   $   78,363,658
                                                   =============    ==========    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --                --               --
 Redeemed........................................             --            --                --               --
                                                   -------------    ----------    --------------   --------------
 Net Increase (Decrease).........................             --            --                --               --
                                                   -------------    ----------    --------------   --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            118           416               121            2,641
 Redeemed........................................           (267)          (98)           (1,614)          (1,577)
                                                   -------------    ----------    --------------   --------------
 Net Increase (Decrease).........................           (149)          318            (1,493)           1,064
                                                   -------------    ----------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Caywood-Scholl                 EQ/Davis New
                                                         High Yield Bond                  York Venture
                                                  ------------------------------ ------------------------------
                                                        2008           2007            2008           2007
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     320,617    $  344,177    $     (53,751)   $  (35,928)
 Net realized gain (loss) on investments.........       (511,134)       59,913         (676,421)       94,610
 Change in unrealized appreciation
  (depreciation) of investments..................     (1,020,427)     (344,510)      (2,403,103)      (59,199)
                                                   -------------    ----------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,210,944)       59,580       (3,133,275)         (517)
                                                   -------------    ----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         48,788        28,081           10,950        28,907
  Transfers between funds including
   guaranteed interest account, net..............        708,453     1,200,473        2,235,596     4,707,127
  Transfers for contract benefits and
   terminations..................................       (968,743)     (603,593)        (396,467)     (349,780)
  Contract maintenance charges...................        (15,158)      (13,485)         (22,330)      (10,747)
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (226,660)      611,476        1,827,749     4,375,507
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --              384           113
                                                   -------------    ----------    -------------    ----------
Increase (Decrease) in Net Assets................     (1,437,604)      671,056       (1,305,142)    4,375,103
Net Assets - Beginning of Period.................      6,282,644     5,611,588        5,853,560     1,478,457
                                                   -------------    ----------    -------------    ----------
Net Assets - End of Period.......................  $   4,845,040    $6,282,644    $   4,548,418    $5,853,560
                                                   =============    ==========    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --               --            --
 Redeemed........................................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            294           392              433           473
 Redeemed........................................           (313)         (338)            (277)          (81)
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................            (19)           54              156           392
                                                   -------------    ----------    -------------    ----------



                                                                                             EQ/Evergreen
                                                         EQ/Equity 500 Index              International Bond
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      153,789   $    (240,708)   $  2,640,775     $   168,081
 Net realized gain (loss) on investments.........      (1,592,428)      6,137,430         (44,141)         75,598
 Change in unrealized appreciation
  (depreciation) of investments..................     (38,589,963)     (1,042,447)     (2,678,687)        204,973
                                                   --------------   -------------    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     (40,028,602)      4,854,275         (82,053)        448,652
                                                   --------------   -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         491,667         970,147         105,147          42,658
  Transfers between funds including
   guaranteed interest account, net..............      (8,343,591)     (7,661,457)     10,012,598       7,743,610
  Transfers for contract benefits and
   terminations..................................      (9,632,215)    (20,479,063)     (4,054,836)       (634,159)
  Contract maintenance charges...................        (320,687)       (364,698)        (59,954)         (9,792)
                                                   --------------   -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (17,804,826)    (27,535,071)      6,002,955       7,142,317
                                                   --------------   -------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (385,000)         (2,777)             --              --
                                                   --------------   -------------    ------------     -----------
Increase (Decrease) in Net Assets................     (58,218,428)    (22,683,573)      5,920,902       7,590,969
Net Assets - Beginning of Period.................     117,436,567     140,120,140      10,635,677       3,044,708
                                                   --------------   -------------    ------------     -----------
Net Assets - End of Period.......................  $   59,218,139   $ 117,436,567    $ 16,556,579     $10,635,677
                                                   ==============   =============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --              --              --              --
 Redeemed........................................              --              --              --              --
                                                   --------------   -------------    ------------     -----------
 Net Increase (Decrease).........................              --              --              --              --
                                                   --------------   -------------    ------------     -----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             247             226           2,275             798
 Redeemed........................................            (937)         (1,122)         (1,788)           (120)
                                                   --------------   -------------    ------------     -----------
 Net Increase (Decrease).........................            (690)           (896)            487             678
                                                   --------------   -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Evergreen
                                                               Omega                    EQ/Franklin Income
                                                  ------------------------------- -------------------------------
                                                        2008            2007            2008            2007
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (65,181)  $    (127,992)  $    847,869    $    409,157
 Net realized gain (loss) on investments.........        (83,829)        786,998     (1,180,804)        274,634
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,133,841)         79,171     (6,703,627)     (1,009,429)
                                                   -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (2,282,851)        738,177     (7,036,562)       (325,638)
                                                   -------------   -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         27,298          57,727         97,987         329,622
  Transfers between funds including
   guaranteed interest account, net..............       (644,776)        723,641        878,650      17,737,303
  Transfers for contract benefits and
   terminations..................................       (663,252)     (1,349,891)    (2,178,160)     (2,055,211)
  Contract maintenance charges...................        (21,620)        (22,356)       (56,466)        (38,458)
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,302,350)       (590,879)    (1,257,989)     15,973,256
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (34,000)             --            (98)            590
                                                   -------------   -------------   ------------    ------------
Increase (Decrease) in Net Assets................     (3,619,201)        147,298     (8,294,649)     15,648,208
Net Assets - Beginning of Period.................      9,066,759       8,919,461     22,105,655       6,457,447
                                                   -------------   -------------   ------------    ------------
Net Assets - End of Period.......................  $   5,447,558   $   9,066,759   $ 13,811,006    $ 22,105,655
                                                   =============   =============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --              --
 Redeemed........................................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            139             272            579           1,893
 Redeemed........................................           (282)           (346)          (727)           (405)
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................           (143)            (74)          (148)          1,488
                                                   -------------   -------------   ------------    ------------


                                                           EQ/Franklin              EQ/Franklin Templeton
                                                         Small Cap Value            Founding Strategy (e)
                                                  ----------------------------- ------------------------------
                                                       2008           2007            2008           2007
                                                  -------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (5,506)    $  (10,220)   $     133,028    $   37,175
 Net realized gain (loss) on investments.........     (302,036)        (6,765)        (535,171)      (33,537)
 Change in unrealized appreciation
  (depreciation) of investments..................     (610,370)      (164,998)      (1,869,014)     (156,324)
                                                    ----------     ----------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (917,912)      (181,983)      (2,271,157)     (152,686)
                                                    ----------     ----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        3,308         17,849        1,658,751     1,634,986
  Transfers between funds including
   guaranteed interest account, net..............    1,859,084      1,248,291          430,049     3,749,803
  Transfers for contract benefits and
   terminations..................................     (147,615)      (102,545)        (375,036)     (736,227)
  Contract maintenance charges...................       (7,088)        (2,775)         (30,142)       (6,819)
                                                    ----------     ----------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................    1,707,689      1,160,820        1,683,622     4,641,743
                                                    ----------     ----------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           70             31              328           174
                                                    ----------     ----------    -------------    ----------
Increase (Decrease) in Net Assets................      789,847        978,868         (587,207)    4,489,231
Net Assets - Beginning of Period.................    1,342,850        363,982        4,489,231            --
                                                    ----------     ----------    -------------    ----------
Net Assets - End of Period.......................   $2,132,697     $1,342,850    $   3,902,024    $4,489,231
                                                    ==========     ==========    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --             --               --            --
 Redeemed........................................           --             --               --            --
                                                    ----------     ----------    -------------    ----------
 Net Increase (Decrease).........................           --             --               --            --
                                                    ----------     ----------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          333            199              430           633
 Redeemed........................................         (138)           (95)            (243)         (161)
                                                    ----------     ----------    -------------    ----------
 Net Increase (Decrease).........................          195            104              187           472
                                                    ----------     ----------    -------------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                 EQ/GAMCO Small
                                                         and Acquisitions                  Company Value
                                                  ------------------------------- -------------------------------
                                                        2008            2007            2008            2007
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (48,893)  $     (63,247)  $   (171,855)   $   (200,480)
 Net realized gain (loss) on investments.........        (17,702)        932,685        378,902       1,706,178
 Change in unrealized appreciation
  (depreciation) of investments..................       (807,202)       (548,858)    (7,569,043)       (306,816)
                                                   -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       (873,797)        320,580     (7,361,996)      1,198,882
                                                   -------------   -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        387,884          16,565         63,714         217,062
  Transfers between funds including
   guaranteed interest account, net..............       (780,853)     (1,874,827)     3,268,783       9,459,472
  Transfers for contract benefits and
   terminations..................................     (1,360,916)       (401,189)    (2,172,141)     (2,150,843)
  Contract maintenance charges...................        (20,043)        (32,017)       (66,029)        (49,192)
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,773,928)     (2,291,468)     1,094,327       7,476,499
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --         40,000              --
                                                   -------------   -------------   ------------    ------------
Increase (Decrease) in Net Assets................     (2,647,725)     (1,970,888)    (6,227,669)      8,675,381
Net Assets - Beginning of Period.................      7,154,362       9,125,250     23,234,626      14,559,245
                                                   -------------   -------------   ------------    ------------
Net Assets - End of Period.......................  $   4,506,637   $   7,154,362   $ 17,006,957    $ 23,234,626
                                                   =============   =============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --              --
 Redeemed........................................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            168             304            277             434
 Redeemed........................................           (322)           (483)          (229)           (178)
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................           (154)           (179)            48             256
                                                   -------------   -------------   ------------    ------------



                                                          EQ/International
                                                             Core PLUS                EQ/International Growth
                                                  -------------------------------- -----------------------------
                                                        2008             2007            2008           2007
                                                  ---------------- --------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $       32,667   $   (207,569)   $     (34,051)  $  (41,359)
 Net realized gain (loss) on investments.........      (1,486,606)     7,090,889         (418,339)     743,582
 Change in unrealized appreciation
  (depreciation) of investments..................      (9,833,163)    (3,566,296)      (3,382,626)     (29,895)
                                                   --------------   ------------    -------------   ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,287,102)     3,317,024       (3,835,016)     672,328
                                                   --------------   ------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         627,655         41,859           33,298      108,437
  Transfers between funds including
   guaranteed interest account, net..............       2,780,029        885,642        2,101,002    4,859,874
  Transfers for contract benefits and
   terminations..................................      (5,363,324)    (2,899,270)        (740,867)    (471,820)
  Contract maintenance charges...................         (72,930)       (65,055)         (24,333)     (14,640)
                                                   --------------   ------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (2,028,570)    (2,036,824)       1,369,100    4,481,851
                                                   --------------   ------------    -------------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (40,000)            --               --           --
                                                   --------------   ------------    -------------   ----------
Increase (Decrease) in Net Assets................     (13,355,672)     1,280,200       (2,465,916)   5,154,179
Net Assets - Beginning of Period.................      25,515,894     24,235,694        7,806,265    2,652,086
                                                   --------------   ------------    -------------   ----------
Net Assets - End of Period.......................  $   12,160,222   $ 25,515,894    $   5,340,349   $7,806,265
                                                   ==============   ============    =============   ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --               --           --
 Redeemed........................................              --             --               --           --
                                                   --------------   ------------    -------------   ----------
 Net Increase (Decrease).........................              --             --               --           --
                                                   --------------   ------------    -------------   ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             553            298              354          472
 Redeemed........................................            (721)          (428)            (276)        (180)
                                                   --------------   ------------    -------------   ----------
 Net Increase (Decrease).........................            (168)          (130)              78          292
                                                   --------------   ------------    -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             EQ/JPMorgan
                                                       EQ/JPMorgan Core Bond             Value Opportunities
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      981,822   $  1,611,043    $       69,489   $    (56,586)
 Net realized gain (loss) on investments.........      (2,040,351)      (374,349)         (500,133)     7,025,676
 Change in unrealized appreciation
  (depreciation) of investments..................      (3,731,083)      (288,884)      (10,402,733)    (7,560,512)
                                                   --------------   ------------    --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................      (4,789,612)       947,810       (10,833,377)      (591,422)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         122,737        249,638            61,242        158,514
  Transfers between funds including
   guaranteed interest account, net..............     (12,511,848)     2,947,050        (2,148,314)    (2,409,905)
  Transfers for contract benefits and
   terminations..................................      (5,798,955)    (7,431,466)       (2,455,176)    (4,501,182)
  Contract maintenance charges...................        (130,871)      (139,544)          (86,926)      (105,998)
                                                   --------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (18,318,937)    (4,374,322)       (4,629,174)    (6,858,571)
                                                   --------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --             --            (1,648)         3,424
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (23,108,549)    (3,426,512)      (15,464,199)    (7,446,569)
Net Assets - Beginning of Period.................      56,332,934     59,759,446        30,002,391     37,448,960
                                                   --------------   ------------    --------------   ------------
Net Assets - End of Period.......................  $   33,224,385   $ 56,332,934    $   14,538,192   $ 30,002,391
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --                --             --
 Redeemed........................................              --             --                --             --
                                                   --------------   ------------    --------------   ------------
 Net Increase (Decrease).........................              --             --                --             --
                                                   --------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             221            659                69            137
 Redeemed........................................          (1,561)          (961)             (424)          (550)
                                                   --------------   ------------    --------------   ------------
 Net Increase (Decrease).........................          (1,340)          (302)             (355)          (413)
                                                   --------------   ------------    --------------   ------------


                                                                                            EQ/Large Cap
                                                      EQ/Large Cap Core PLUS                Growth Index
                                                  ------------------------------- ---------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (89,420)  $    (43,310)   $     (711,290)  $  (1,101,933)
 Net realized gain (loss) on investments.........       (260,797)     2,931,302        (3,849,167)     (3,298,112)
 Change in unrealized appreciation
  (depreciation) of investments..................     (3,142,694)    (2,540,625)      (19,976,248)     13,109,594
                                                   -------------   ------------    --------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,492,911)       347,367       (24,536,705)      8,709,549
                                                   -------------   ------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         31,548         64,803           393,131         576,166
  Transfers between funds including
   guaranteed interest account, net..............       (497,599)    (1,051,690)       (4,034,851)     (9,277,363)
  Transfers for contract benefits and
   terminations..................................       (962,845)    (1,896,621)       (5,908,279)     (9,211,396)
  Contract maintenance charges...................        (21,757)       (26,245)         (175,637)       (195,219)
                                                   -------------   ------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,450,653)    (2,909,753)       (9,725,636)    (18,107,812)
                                                   -------------   ------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (26,000)            --           (12,000)         (3,455)
                                                   -------------   ------------    --------------   -------------
Increase (Decrease) in Net Assets................     (4,969,564)    (2,562,386)      (34,274,341)     (9,401,718)
Net Assets - Beginning of Period.................     10,126,395     12,688,781        71,208,621      80,610,339
                                                   -------------   ------------    --------------   -------------
Net Assets - End of Period.......................  $   5,156,831   $ 10,126,395    $   36,934,280   $  71,208,621
                                                   =============   ============    ==============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --                --              --
 Redeemed........................................             --             --                --              --
                                                   -------------   ------------    --------------   -------------
 Net Increase (Decrease).........................             --             --                --              --
                                                   -------------   ------------    --------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             71             62               318             324
 Redeemed........................................           (234)          (328)           (1,910)         (2,801)
                                                   -------------   ------------    --------------   -------------
 Net Increase (Decrease).........................           (163)          (266)           (1,592)         (2,477)
                                                   -------------   ------------    --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Large Cap                     EQ/Large Cap
                                                             Growth PLUS                     Value Index
                                                  --------------------------------- ------------------------------
                                                        2008             2007             2008           2007
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (843,625)  $     (914,408)  $     (13,240)   $  (60,503)
 Net realized gain (loss) on investments.........      (7,424,309)      (8,098,352)     (2,776,393)      233,782
 Change in unrealized appreciation
  (depreciation) of investments..................     (22,058,863)      20,263,265      (1,093,512)     (945,376)
                                                   --------------   --------------   -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (30,326,797)      11,250,505      (3,883,145)     (772,097)
                                                   --------------   --------------   -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         481,669          676,364          26,934        21,750
  Transfers between funds including
   guaranteed interest account, net..............      (5,308,486)      (3,453,046)       (280,585)    4,805,336
  Transfers for contract benefits and
   terminations..................................      (6,203,812)     (11,666,587)     (1,744,230)     (230,226)
  Contract maintenance charges...................        (256,610)        (264,393)        (19,953)       (9,820)
                                                   --------------   --------------   -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (11,287,239)     (14,707,662)     (2,017,834)    4,587,040
                                                   --------------   --------------   -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (16,219)          (7,407)            172          (174)
                                                   --------------   --------------   -------------    ----------
Increase (Decrease) in Net Assets................     (41,630,255)      (3,464,564)     (5,900,807)    3,814,769
Net Assets - Beginning of Period.................      85,039,545       88,504,108       7,425,000     3,610,231
                                                   --------------   --------------   -------------    ----------
Net Assets - End of Period.......................  $   43,409,290   $   85,039,545   $   1,524,193    $7,425,000
                                                   ==============   ==============   =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --               --              --            --
 Redeemed........................................              --               --              --            --
                                                   --------------   --------------   -------------    ----------
 Net Increase (Decrease).........................              --               --              --            --
                                                   --------------   --------------   -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             169              348             226           485
 Redeemed........................................            (971)          (1,274)           (591)          (99)
                                                   --------------   --------------   -------------    ----------
 Net Increase (Decrease).........................            (802)            (926)           (365)          386
                                                   --------------   --------------   -------------    ----------


                                                             EQ/Large Cap
                                                            Value PLUS (d)                EQ/Long Term Bond
                                                  ---------------------------------- ----------------------------
                                                         2008             2007            2008           2007
                                                  ----------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     3,780,760   $   2,335,436     $  160,122    $  125,723
 Net realized gain (loss) on investments.........      (20,911,819)     49,668,863         20,425           674
 Change in unrealized appreciation
  (depreciation) of investments..................     (144,266,299)    (77,578,095)       (69,315)      186,906
                                                   ---------------   -------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (161,397,358)    (25,573,796)       111,232       313,303
                                                   ---------------   -------------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        1,180,627       1,087,382         12,138        19,167
  Transfers between funds including
   guaranteed interest account, net..............      (47,734,069)    319,698,557        431,281     1,346,813
  Transfers for contract benefits and
   terminations..................................      (35,690,235)    (32,962,689)      (628,571)     (538,409)
  Contract maintenance charges...................       (1,007,659)       (700,895)       (15,876)      (11,563)
                                                   ---------------   -------------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (83,251,336)    287,122,355       (201,028)      816,008
                                                   ---------------   -------------     ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (470,000)             --             --            --
                                                   ---------------   -------------     ----------    ----------
Increase (Decrease) in Net Assets................     (245,118,694)    261,548,559        (89,796)    1,129,311
Net Assets - Beginning of Period.................      425,329,602     163,781,043      4,924,355     3,795,044
                                                   ---------------   -------------     ----------    ----------
Net Assets - End of Period.......................  $   180,210,908   $ 425,329,602     $4,834,559    $4,924,355
                                                   ===============   =============     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................               32           4,554             --            --
 Redeemed........................................             (996)           (454)            --            --
                                                   ---------------   -------------     ----------    ----------
 Net Increase (Decrease).........................             (964)          4,100             --            --
                                                   ---------------   -------------     ----------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................              112          22,943            276           314
 Redeemed........................................           (6,393)         (5,620)          (300)         (228)
                                                   ---------------   -------------     ----------    ----------
 Net Increase (Decrease).........................           (6,281)         17,323            (24)           86
                                                   ---------------   -------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Lord Abbett                EQ/Lord Abbett
                                                        Growth and Income               Large Cap Core
                                                  ------------------------------ -----------------------------
                                                        2008           2007           2008           2007
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (6,239)   $  (22,094)    $   (2,829)    $   (9,873)
 Net realized gain (loss) on investments.........       (296,205)      391,080       (178,483)       172,635
 Change in unrealized appreciation
  (depreciation) of investments..................     (1,053,164)     (282,092)      (687,631)       (47,782)
                                                   -------------    ----------     ----------     ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,355,608)       86,894       (868,943)       114,980
                                                   -------------    ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          5,321        13,137         13,451          3,612
  Transfers between funds including
   guaranteed interest account, net..............       (411,395)      (13,226)     1,832,413        648,692
  Transfers for contract benefits and
   terminations..................................       (498,085)     (604,940)      (326,294)      (302,989)
  Contract maintenance charges...................         (8,019)       (9,911)        (6,999)        (3,477)
                                                   -------------    ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (912,178)     (614,940)     1,512,571        345,838
                                                   -------------    ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --             --             --
                                                   -------------    ----------     ----------     ----------
Increase (Decrease) in Net Assets................     (2,267,786)     (528,046)       643,628        460,818
Net Assets - Beginning of Period.................      4,145,138     4,673,184      1,764,971      1,304,153
                                                   -------------    ----------     ----------     ----------
Net Assets - End of Period.......................  $   1,877,352    $4,145,138     $2,408,599     $1,764,971
                                                   =============    ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --             --             --
 Redeemed........................................             --            --             --             --
                                                   -------------    ----------     ----------     ----------
 Net Increase (Decrease).........................             --            --             --             --
                                                   -------------    ----------     ----------     ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             47           104            258             92
 Redeemed........................................           (138)         (154)          (120)           (65)
                                                   -------------    ----------     ----------     ----------
 Net Increase (Decrease).........................            (91)          (50)           138             27
                                                   -------------    ----------     ----------     ----------


                                                          EQ/Lord Abbett
                                                           Mid Cap Value                  EQ/Marsico Focus
                                                  ------------------------------- ---------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (1,139)  $     (73,863)  $     (312,945)  $     (922,633)
 Net realized gain (loss) on investments.........       (369,387)      1,049,908        1,908,824       12,070,204
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,644,830)     (1,210,970)     (30,196,733)      (2,687,707)
                                                   -------------   -------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,015,356)       (234,925)     (28,600,854)       8,459,864
                                                   -------------   -------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         23,566          62,092          212,912          257,898
  Transfers between funds including
   guaranteed interest account, net..............       (529,665)      1,934,252         (536,693)       1,293,421
  Transfers for contract benefits and
   terminations..................................       (533,367)       (722,920)      (5,980,509)     (10,208,713)
  Contract maintenance charges...................        (20,616)        (19,999)        (190,524)        (191,129)
                                                   -------------   -------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,060,082)      1,253,425       (6,494,814)      (8,848,523)
                                                   -------------   -------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --           40,000               --
                                                   -------------   -------------   --------------   --------------
Increase (Decrease) in Net Assets................     (4,075,438)      1,018,500      (35,055,668)        (388,659)
Net Assets - Beginning of Period.................      8,340,913       7,322,413       73,003,912       73,392,571
                                                   -------------   -------------   --------------   --------------
Net Assets - End of Period.......................  $   4,265,475   $   8,340,913   $   37,948,244   $   73,003,912
                                                   =============   =============   ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --               --               --
 Redeemed........................................             --              --               --               --
                                                   -------------   -------------   --------------   --------------
 Net Increase (Decrease).........................             --              --               --               --
                                                   -------------   -------------   --------------   --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            152             383              558              494
 Redeemed........................................           (255)           (294)          (1,025)          (1,011)
                                                   -------------   -------------   --------------   --------------
 Net Increase (Decrease).........................           (103)             89             (467)            (517)
                                                   -------------   -------------   --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/Mid Cap
                                                          EQ/Mid Cap Index                     Value PLUS
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (314,549)  $  (1,065,108)   $     (106,076)  $    (696,158)
 Net realized gain (loss) on investments.........      (1,760,545)     13,445,322        (9,562,382)     36,207,081
 Change in unrealized appreciation
  (depreciation) of investments..................     (27,527,530)     (7,467,692)      (30,330,187)    (37,752,262)
                                                   --------------   -------------    --------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (29,602,624)      4,912,522       (39,998,645)     (2,241,339)
                                                   --------------   -------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         395,619         455,430           513,212         459,952
  Transfers between funds including
   guaranteed interest account, net..............      (4,464,157)     (6,901,443)      (12,547,608)    (16,558,515)
  Transfers for contract benefits and
   terminations..................................      (6,257,673)     (7,730,811)      (10,175,461)    (15,301,868)
  Contract maintenance charges...................        (134,903)       (167,106)         (273,991)       (361,305)
                                                   --------------   -------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (10,461,114)    (14,343,930)      (22,483,848)    (31,761,736)
                                                   --------------   -------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (49,000)             --           (60,000)             --
                                                   --------------   -------------    --------------   -------------
Increase (Decrease) in Net Assets................     (40,112,738)     (9,431,408)      (62,542,493)    (34,003,075)
Net Assets - Beginning of Period.................      66,658,914      76,090,322       114,268,991     148,272,066
                                                   --------------   -------------    --------------   -------------
Net Assets - End of Period.......................  $   26,546,176   $  66,658,914    $   51,726,498   $ 114,268,991
                                                   ==============   =============    ==============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --              --                --              --
 Redeemed........................................              --              --                --              --
                                                   --------------   -------------    --------------   -------------
 Net Increase (Decrease).........................              --              --                --              --
                                                   --------------   -------------    --------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             313             401               226             124
 Redeemed........................................          (1,298)         (1,448)           (1,841)         (1,864)
                                                   --------------   -------------    --------------   -------------
 Net Increase (Decrease).........................            (985)         (1,047)           (1,615)         (1,740)
                                                   --------------   -------------    --------------   -------------


                                                                                                EQ/Montag
                                                            EQ/Money Market                 & Caldwell Growth
                                                  ----------------------------------- -----------------------------
                                                        2008              2007              2008           2007
                                                  ---------------- ------------------ --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     848,703     $  3,839,511      $     (72,169)  $  (20,310)
 Net realized gain (loss) on investments.........         (3,402)        (100,420)          (107,703)      81,005
 Change in unrealized appreciation
  (depreciation) of investments..................         (9,390)         102,158         (2,480,481)     230,785
                                                   -------------     ------------      -------------   ----------
 Net Increase (decrease) in net assets from
  operations.....................................        835,911        3,841,249         (2,660,353)     291,480
                                                   -------------     ------------      -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      3,708,880        3,327,844             96,712       11,470
  Transfers between funds including
   guaranteed interest account, net..............    100,018,738       52,675,711          6,656,623    1,679,763
  Transfers for contract benefits and
   terminations..................................    (70,404,554)     (56,911,292)          (468,088)    (113,483)
  Contract maintenance charges...................       (325,345)        (253,910)           (22,571)      (3,577)
                                                   -------------     ------------      -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     32,997,719       (1,161,647)         6,262,676    1,574,173
                                                   -------------     ------------      -------------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (63,029)            (825)                --           --
                                                   -------------     ------------      -------------   ----------
Increase (Decrease) in Net Assets................     33,770,601        2,678,777          3,602,323    1,865,653
Net Assets - Beginning of Period.................    121,885,798      119,207,021          3,229,248    1,363,595
                                                   -------------     ------------      -------------   ----------
Net Assets - End of Period.......................  $ 155,656,399     $121,885,798      $   6,831,571   $3,229,248
                                                   =============     ============      =============   ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            449              569                 --           --
 Redeemed........................................           (373)             572                 --           --
                                                   -------------     ------------      -------------   ----------
 Net Increase (Decrease).........................             76               (3)                --           --
                                                   -------------     ------------      -------------   ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          9,165            6,067              1,922          353
 Redeemed........................................         (8,158)          (6,093)              (701)         (77)
                                                   -------------     --------------    -------------   ----------
 Net Increase (Decrease).........................          1,007              (26)             1,221          276
                                                   -------------     --------------    -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/Oppenheimer
                                                         EQ/Mutual Shares                    Global
                                                  ------------------------------ ------------------------------
                                                        2008           2007            2008           2007
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     109,494    $  (78,236)   $      (7,938)   $  (20,356)
 Net realized gain (loss) on investments.........       (488,765)       72,680         (392,741)       80,562
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,287,364)     (271,204)        (826,691)      (62,744)
                                                   -------------    ----------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (2,666,635)     (276,760)      (1,227,370)       (2,538)
                                                   -------------    ----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          5,567       207,306            5,663        13,478
  Transfers between funds including
   guaranteed interest account, net..............       (269,132)    6,166,416          158,731     2,308,218
  Transfers for contract benefits and
   terminations..................................       (543,293)     (324,348)        (196,605)     (108,552)
  Contract maintenance charges...................        (18,233)      (11,932)          (7,129)       (4,748)
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (825,091)    6,037,442          (39,340)    2,208,396
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             19           180              (24)           71
                                                   -------------    ----------    -------------    ----------
Increase (Decrease) in Net Assets................     (3,491,707)    5,760,862       (1,266,734)    2,205,929
Net Assets - Beginning of Period.................      7,266,536     1,505,674        2,725,302       519,373
                                                   -------------    ----------    -------------    ----------
Net Assets - End of Period.......................  $   3,774,829    $7,266,536    $   1,458,568    $2,725,302
                                                   =============    ==========    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --               --            --
 Redeemed........................................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            163           620              129           236
 Redeemed........................................           (265)          (83)            (149)          (47)
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................           (102)          537              (20)          189
                                                   -------------    ----------    -------------    ----------


                                                        EQ/Oppenheimer              EQ/Oppenheimer
                                                          Main Street                 Main Street
                                                          Opportunity                  Small Cap
                                                  --------------------------- ---------------------------
                                                       2008          2007          2008          2007
                                                  ------------- ------------- ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (4,702)  $    (5,807)  $  (13,271)   $  (12,821)
 Net realized gain (loss) on investments.........      (73,027)       56,381     (246,922)       26,612
 Change in unrealized appreciation
  (depreciation) of investments..................     (237,359)      (54,223)    (162,289)      (89,406)
                                                   -----------   -----------   ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (315,088)       (3,649)    (422,482)      (75,615)
                                                   -----------   -----------   ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       12,845           942          800        48,000
  Transfers between funds including
   guaranteed interest account, net..............      131,888       539,772       71,284       705,963
  Transfers for contract benefits and
   terminations..................................      (56,747)     (100,230)    (135,811)      (28,820)
  Contract maintenance charges...................       (2,407)       (2,405)      (2,286)       (1,311)
                                                   -----------   -----------   ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       85,579       438,079      (66,013)      723,832
                                                   -----------   -----------   ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           46            --           37            --
                                                   -----------   -----------   ----------    ----------
Increase (Decrease) in Net Assets................     (229,463)      434,430     (488,458)      648,217
Net Assets - Beginning of Period.................      756,294       321,864    1,047,836       399,619
                                                   -----------   -----------   ----------    ----------
Net Assets - End of Period.......................  $   526,831   $   756,294   $  559,378    $1,047,836
                                                   ===========   ===========   ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --            --           --            --
 Redeemed........................................           --            --           --            --
                                                   -----------   -----------   ----------    ----------
 Net Increase (Decrease).........................           --            --           --            --
                                                   -----------   -----------   ----------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           38            66           89            84
 Redeemed........................................          (28)          (27)        (101)          (22)
                                                   -----------   -----------   ----------    ----------
 Net Increase (Decrease).........................           10            39          (12)           62
                                                   -----------   -----------   ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO                       EQ/Quality
                                                            Real Return                      Bond PLUS
                                                  ------------------------------- -------------------------------
                                                        2008            2007            2008            2007
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    549,796    $    213,742    $    548,244    $    587,781
 Net realized gain (loss) on investments.........     1,774,679         101,558        (371,008)       (126,432)
 Change in unrealized appreciation
  (depreciation) of investments..................    (5,251,210)        882,798      (1,378,485)         86,916
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................    (2,926,735)      1,198,098      (1,201,249)        548,265
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       209,836         105,012          70,840          71,717
  Transfers between funds including
   guaranteed interest account, net..............    25,330,791       5,910,037        (829,848)       (157,337)
  Transfers for contract benefits and
   terminations..................................    (3,777,578)     (1,660,335)     (2,189,180)     (2,809,482)
  Contract maintenance charges...................       (98,002)        (33,315)        (45,289)        (48,010)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    21,665,047       4,321,399      (2,993,477)     (2,943,112)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets................    18,738,312       5,519,497      (4,194,726)     (2,394,847)
Net Assets - Beginning of Period.................    16,051,408      10,531,911      17,424,665      19,819,512
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period.......................  $ 34,789,720    $ 16,051,408    $ 13,229,939    $ 17,424,665
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --              --              --
 Redeemed........................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................         3,883             877             202             180
 Redeemed........................................        (1,962)           (462)           (386)           (358)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................         1,921             415            (184)           (178)
                                                   ------------    ------------    ------------    ------------


                                                             EQ/Short                         EQ/Small
                                                           Duration Bond                   Company Index
                                                  ------------------------------- --------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     247,451   $     128,372   $     (144,763)  $    (76,756)
 Net realized gain (loss) on investments.........        (59,417)         49,217        1,251,278      5,449,588
 Change in unrealized appreciation
  (depreciation) of investments..................       (360,057)         14,575      (10,213,852)    (6,290,417)
                                                   -------------   -------------   --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................       (172,023)        192,164       (9,107,337)      (917,585)
                                                   -------------   -------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          6,134          60,638           70,452        244,297
  Transfers between funds including
   guaranteed interest account, net..............      2,421,673         760,594       (1,862,710)    (2,401,635)
  Transfers for contract benefits and
   terminations..................................     (2,162,505)     (1,206,052)      (2,425,101)    (3,976,376)
  Contract maintenance charges...................        (14,879)         (9,921)         (78,029)       (96,789)
                                                   -------------   -------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................        250,423        (394,741)      (4,295,388)    (6,230,503)
                                                   -------------   -------------   --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --          (55,000)            --
                                                   -------------   -------------   --------------   ------------
Increase (Decrease) in Net Assets................         78,400        (202,577)     (13,457,725)    (7,148,088)
Net Assets - Beginning of Period.................      4,951,326       5,153,903       29,411,948     36,560,036
                                                   -------------   -------------   --------------   ------------
Net Assets - End of Period.......................  $   5,029,726   $   4,951,326   $   15,954,223   $ 29,411,948
                                                   =============   =============   ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --               --             --
 Redeemed........................................             --              --               --             --
                                                   -------------   -------------   --------------   ------------
 Net Increase (Decrease).........................             --              --               --             --
                                                   -------------   -------------   --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            425             322              168            211
 Redeemed........................................           (402)           (358)            (459)          (573)
                                                   -------------   -------------   --------------   ------------
 Net Increase (Decrease).........................             23             (36)            (291)          (362)
                                                   -------------   -------------   --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/T. Rowe Price                  EQ/Templeton
                                                         Growth Stock (b)                     Growth
                                                  ------------------------------- ------------------------------
                                                        2008            2007            2008           2007
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (203,943)  $   (131,732)   $       1,848    $  (35,602)
 Net realized gain (loss) on investments.........       (276,190)     1,442,786         (368,490)       87,351
 Change in unrealized appreciation
  (depreciation) of investments..................     (6,594,160)    (1,699,319)      (1,482,078)     (133,785)
                                                   -------------   ------------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (7,074,293)      (388,265)      (1,848,720)      (82,036)
                                                   -------------   ------------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        115,326         66,933            7,432       170,012
  Transfers between funds including
   guaranteed interest account, net..............       (557,752)    17,343,503         (534,237)    3,590,598
  Transfers for contract benefits and
   terminations..................................     (1,490,082)      (965,749)        (378,536)     (247,523)
  Contract maintenance charges...................        (33,511)       (19,373)         (11,301)       (9,353)
                                                   -------------   ------------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,966,019)    16,425,314         (916,642)    3,503,734
                                                   -------------   ------------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (37,000)        29,641              (65)          113
                                                   -------------   ------------    -------------    ----------
Increase (Decrease) in Net Assets................     (9,077,312)    16,066,690       (2,765,427)    3,421,811
Net Assets - Beginning of Period.................     17,694,757      1,628,067        5,015,124     1,593,313
                                                   -------------   ------------    -------------    ----------
Net Assets - End of Period.......................  $   8,617,445   $ 17,694,757    $   2,249,697    $5,015,124
                                                   =============   ============    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --               --            --
 Redeemed........................................             --             --               --            --
                                                   -------------   ------------    -------------    ----------
 Net Increase (Decrease).........................             --             --               --            --
                                                   -------------   ------------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            107          1,124               87           495
 Redeemed........................................           (254)          (186)            (194)         (180)
                                                   -------------   ------------    -------------    ----------
 Net Increase (Decrease).........................           (147)           938             (107)          315
                                                   -------------   ------------    -------------    ----------


                                                              EQ/UBS                      EQ/Van Kampen
                                                        Growth and Income                   Comstock
                                                  ------------------------------ -------------------------------
                                                        2008           2007            2008            2007
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (6,002)   $  (27,300)   $      48,438   $     (30,891)
 Net realized gain (loss) on investments.........        (38,928)      298,208         (500,973)      1,701,513
 Change in unrealized appreciation
  (depreciation) of investments..................       (994,669)     (268,254)      (1,603,924)     (1,589,997)
                                                   -------------    ----------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,039,599)        2,654       (2,056,459)         80,625
                                                   -------------    ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........           (455)       46,441          463,884          21,641
  Transfers between funds including
   guaranteed interest account, net..............       (472,891)      235,729        1,422,701      (5,203,230)
  Transfers for contract benefits and
   terminations..................................       (212,138)     (671,495)        (929,718)     (1,709,307)
  Contract maintenance charges...................         (8,402)      (10,846)         (15,048)        (37,069)
                                                   -------------    ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (693,886)     (400,171)         941,819      (6,927,965)
                                                   -------------    ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --               --              --
                                                   -------------    ----------    -------------   -------------
Increase (Decrease) in Net Assets................     (1,733,485)     (397,517)      (1,114,640)     (6,847,340)
Net Assets - Beginning of Period.................      3,139,093     3,536,610        5,629,516      12,476,856
                                                   -------------    ----------    -------------   -------------
Net Assets - End of Period.......................  $   1,405,608    $3,139,093    $   4,514,876   $   5,629,516
                                                   =============    ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --               --              --
 Redeemed........................................             --            --               --              --
                                                   -------------    ----------    -------------   -------------
 Net Increase (Decrease).........................             --            --               --              --
                                                   -------------    ----------    -------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            112           231              371             262
 Redeemed........................................           (236)         (292)            (234)           (812)
                                                   -------------    ----------    -------------   -------------
 Net Increase (Decrease).........................           (124)          (61)             137            (550)
                                                   -------------    ----------    -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                   EQ/Van Kampen
                                                       Emerging Markets Equity              Mid Cap Growth
                                                  --------------------------------- ------------------------------
                                                        2008             2007             2008           2007
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,149,730)   $  (1,652,049)   $    (119,798)   $  (45,214)
 Net realized gain (loss) on investments.........      6,020,065       46,179,689         (830,862)      652,774
 Change in unrealized appreciation
  (depreciation) of investments..................    (73,893,183)      (6,078,957)      (4,190,499)       43,373
                                                   -------------    -------------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................    (69,022,848)      38,448,683       (5,141,159)      650,933
                                                   -------------    -------------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        475,198          526,389           79,602        85,732
  Transfers between funds including
   guaranteed interest account, net..............     (7,237,527)       1,163,300        4,247,034     5,819,606
  Transfers for contract benefits and
   terminations..................................     (9,163,104)     (13,567,931)        (793,302)     (629,594)
  Contract maintenance charges...................       (280,267)        (294,127)         (28,415)      (12,349)
                                                   -------------    -------------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (16,205,700)     (12,172,369)       3,504,919     5,263,395
                                                   -------------    -------------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........       (395,000)              --               --            --
                                                   -------------    -------------    -------------    ----------
Increase (Decrease) in Net Assets................    (85,623,548)      26,276,314       (1,636,240)    5,914,328
Net Assets - Beginning of Period.................    132,210,220      105,933,906        8,524,301     2,609,973
                                                   -------------    -------------    -------------    ----------
Net Assets - End of Period.......................  $  46,586,672    $ 132,210,220    $   6,888,061    $8,524,301
                                                   =============    =============    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --               --               --            --
 Redeemed........................................             --               --               --            --
                                                   -------------    -------------    -------------    ----------
 Net Increase (Decrease).........................             --               --               --            --
                                                   -------------    -------------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          1,485            1,402              616           463
 Redeemed........................................         (2,284)          (2,017)            (325)         (129)
                                                   -------------    -------------    -------------    ----------
 Net Increase (Decrease).........................           (799)            (615)             291           334
                                                   -------------    -------------    -------------    ----------


                                                            Multimanager                     Multimanager
                                                          Aggressive Equity                    Core Bond
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (262,913)  $     (549,833)  $  1,182,200    $    973,595
 Net realized gain (loss) on investments.........      (1,506,934)        (272,959)       612,876        (331,138)
 Change in unrealized appreciation
  (depreciation) of investments..................     (15,491,622)       5,110,031     (1,437,654)      1,023,110
                                                   --------------   --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (17,261,469)       4,287,239        357,422       1,665,567
                                                   --------------   --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         229,766          175,306         87,793         177,231
  Transfers between funds including
   guaranteed interest account, net..............      (2,825,260)      (4,244,923)     2,036,044         218,381
  Transfers for contract benefits and
   terminations..................................      (2,995,552)      (5,884,666)    (4,594,648)     (5,392,191)
  Contract maintenance charges...................        (153,389)        (174,628)       (89,250)        (80,459)
                                                   --------------   --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (5,744,435)     (10,128,911)    (2,560,061)     (5,077,038)
                                                   --------------   --------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (15,000)          (1,387)        30,000              --
                                                   --------------   --------------   ------------    ------------
Increase (Decrease) in Net Assets................     (23,020,904)      (5,843,059)    (2,172,639)     (3,411,471)
Net Assets - Beginning of Period.................      40,680,407       46,523,466     36,330,941      39,742,412
                                                   --------------   --------------   ------------    ------------
Net Assets - End of Period.......................  $   17,659,503   $   40,680,407   $ 34,158,302    $ 36,330,941
                                                   ==============   ==============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................               1                2             --              --
 Redeemed........................................             (33)             (43)            --              --
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................             (32)             (41)            --              --
                                                   --------------   --------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................              12               16            843             462
 Redeemed........................................             (87)            (133)        (1,061)           (904)
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................             (75)            (117)          (218)           (442)
                                                   --------------   --------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                            Health Care                      High Yield
                                                  ------------------------------- ---------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (157,742)  $   (193,135)   $    4,202,739   $    4,551,398
 Net realized gain (loss) on investments.........       (225,498)     1,367,243        (4,364,828)      (1,166,906)
 Change in unrealized appreciation
  (depreciation) of investments..................     (3,149,852)      (186,666)      (14,923,652)      (1,849,716)
                                                   -------------   ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,533,092)       987,442       (15,085,741)       1,534,776
                                                   -------------   ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         71,274         41,691           189,472          486,104
  Transfers between funds including
   guaranteed interest account, net..............      1,483,402     (1,474,232)      (10,133,697)      (4,657,273)
  Transfers for contract benefits and
   terminations..................................       (975,361)    (1,857,105)       (7,996,793)     (10,755,360)
  Contract maintenance charges...................        (36,692)       (36,124)         (189,811)        (212,108)
                                                   -------------   ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................        542,623     (3,325,770)      (18,130,829)     (15,138,637)
                                                   -------------   ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (31,000)            --          (164,000)          (1,216)
                                                   -------------   ------------    --------------   --------------
Increase (Decrease) in Net Assets................     (3,021,469)    (2,338,328)      (33,380,570)     (13,605,077)
Net Assets - Beginning of Period.................     12,288,037     14,626,365        75,206,019       88,811,096
                                                   -------------   ------------    --------------   --------------
Net Assets - End of Period.......................  $   9,266,568   $ 12,288,037    $   41,825,449   $   75,206,019
                                                   =============   ============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --                 5               64
 Redeemed........................................             --             --               (22)             (81)
                                                   -------------   ------------    --------------   --------------
 Net Increase (Decrease).........................             --             --               (17)             (17)
                                                   -------------   ------------    --------------   --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            383            128                41              175
 Redeemed........................................           (338)          (393)             (629)            (621)
                                                   -------------   ------------    --------------   --------------
 Net Increase (Decrease).........................             45           (265)             (588)            (446)
                                                   -------------   ------------    --------------   --------------


                                                                                            Multimanager
                                                            Multimanager                      Large Cap
                                                        International Equity                 Core Equity
                                                  -------------------------------- -------------------------------
                                                        2008             2007            2008            2007
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $        4,879   $   (243,269)   $     (40,031)  $     (66,822)
 Net realized gain (loss) on investments.........         506,670      4,954,635         (123,098)      1,426,319
 Change in unrealized appreciation
  (depreciation) of investments..................     (13,469,510)    (1,484,569)      (2,723,122)     (1,000,895)
                                                   --------------   ------------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (12,957,961)     3,226,797       (2,886,251)        358,602
                                                   --------------   ------------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          33,916        184,561           25,787          36,227
  Transfers between funds including
   guaranteed interest account, net..............      (1,144,157)    (1,341,866)        (927,823)       (185,981)
  Transfers for contract benefits and
   terminations..................................      (1,781,057)    (3,237,381)        (637,834)     (1,060,109)
  Contract maintenance charges...................         (67,336)       (73,382)         (15,259)        (18,633)
                                                   --------------   ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (2,958,634)    (4,468,068)      (1,555,129)     (1,228,496)
                                                   --------------   ------------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (61,000)            --         (175,000)             --
                                                   --------------   ------------    -------------   -------------
Increase (Decrease) in Net Assets................     (15,977,595)    (1,241,271)      (4,616,380)       (869,894)
Net Assets - Beginning of Period.................      28,965,471     30,206,742        8,154,326       9,024,220
                                                   --------------   ------------    -------------   -------------
Net Assets - End of Period.......................  $   12,987,876   $ 28,965,471    $   3,537,946   $   8,154,326
                                                   ==============   ============    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --               --              --
 Redeemed........................................              --             --               --              --
                                                   --------------   ------------    -------------   -------------
 Net Increase (Decrease).........................              --             --               --              --
                                                   --------------   ------------    -------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             252            283               63             109
 Redeemed........................................            (463)          (523)            (225)           (205)
                                                   --------------   ------------    -------------   -------------
 Net Increase (Decrease).........................            (211)          (240)            (162)            (96)
                                                   --------------   ------------    -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                         Large Cap Growth                 Large Cap Value
                                                  ------------------------------- --------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (126,731)  $   (187,294)   $      (34,600)  $    (95,214)
 Net realized gain (loss) on investments.........       (446,247)     2,378,118        (1,350,133)     4,038,986
 Change in unrealized appreciation
  (depreciation) of investments..................     (4,328,092)      (978,018)       (7,297,175)    (3,367,583)
                                                   -------------   ------------    --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (4,901,070)     1,212,806        (8,681,908)       576,189
                                                   -------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         18,343         55,962            42,508         38,863
  Transfers between funds including
   guaranteed interest account, net..............       (675,084)    (1,703,901)         (785,114)     1,662,951
  Transfers for contract benefits and
   terminations..................................       (944,172)    (1,990,200)       (2,091,221)    (4,093,516)
  Contract maintenance charges...................        (25,746)       (29,650)          (57,484)       (60,664)
                                                   -------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,626,659)    (3,667,789)       (2,891,311)    (2,452,366)
                                                   -------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --             --           (37,000)            --
                                                   -------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (6,527,729)    (2,454,983)      (11,610,219)    (1,876,177)
Net Assets - Beginning of Period.................     11,766,292     14,221,275        23,703,962     25,580,139
                                                   -------------   ------------    --------------   ------------
Net Assets - End of Period.......................  $   5,238,563   $ 11,766,292    $   12,093,743   $ 23,703,962
                                                   =============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --                --             --
 Redeemed........................................             --             --                --             --
                                                   -------------   ------------    --------------   ------------
 Net Increase (Decrease).........................             --             --                --             --
                                                   -------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            169            124               358            397
 Redeemed........................................           (364)          (487)             (635)          (564)
                                                   -------------   ------------    --------------   ------------
 Net Increase (Decrease).........................           (195)          (363)             (277)          (167)
                                                   -------------   ------------    --------------   ------------


                                                            Multimanager                    Multimanager
                                                           Mid Cap Growth                  Mid Cap Value
                                                  -------------------------------- ------------------------------
                                                        2008             2007            2008           2007
                                                  ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (210,120)  $   (309,605)   $   (142,797)   $   (359,855)
 Net realized gain (loss) on investments.........        (809,733)     3,321,551      (1,771,987)      1,121,770
 Change in unrealized appreciation
  (depreciation) of investments..................      (6,844,714)      (877,377)     (4,317,006)       (587,830)
                                                   --------------   ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      (7,864,567)     2,134,569      (6,231,790)        174,085
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          44,536         66,650          11,464         104,205
  Transfers between funds including
   guaranteed interest account, net..............      (1,850,468)    (1,027,442)       (534,153)     (5,052,611)
  Transfers for contract benefits and
   terminations..................................      (1,714,332)    (2,620,428)     (1,392,945)     (3,175,499)
  Contract maintenance charges...................         (44,482)       (50,140)        (45,097)        (59,436)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (3,564,746)    (3,631,360)     (1,960,731)     (8,183,341)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (25,000)            --         (20,000)             --
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets................     (11,454,313)    (1,496,791)     (8,212,521)     (8,009,256)
Net Assets - Beginning of Period.................      20,477,940     21,974,731      18,776,396      26,785,652
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period.......................  $    9,023,627   $ 20,477,940    $ 10,563,875    $ 18,776,396
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --              --              --
 Redeemed........................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease).........................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             145            257             305             195
 Redeemed........................................            (499)          (570)           (453)           (754)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease).........................            (354)          (313)           (148)           (559)
                                                   --------------   ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager
                                                       Small Cap Growth (c)
                                                  -------------------------------
                                                        2008            2007
                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (94,648)  $   (130,674)
 Net realized gain (loss) on investments.........       (968,216)     1,065,090
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,572,629)    (1,321,377)
                                                   -------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,635,493)      (386,961)
                                                   -------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         15,503         47,792
  Transfers between funds including
   guaranteed interest account, net..............     (2,022,846)     5,619,159
  Transfers for contract benefits and
   terminations..................................       (593,840)    (1,281,669)
  Contract maintenance charges...................        (21,074)       (22,096)
                                                   -------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (2,622,257)     4,363,186
                                                   -------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         40,000          3,402
                                                   -------------   ------------
Increase (Decrease) in Net Assets................     (6,217,750)     3,979,627
Net Assets - Beginning of Period.................     10,403,028      6,423,401
                                                   -------------   ------------
Net Assets - End of Period.......................  $   4,185,278   $ 10,403,028
                                                   =============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --
 Redeemed........................................             --             --
                                                   -------------   ------------
 Net Increase (Decrease).........................             --             --
                                                   -------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            174          1,057
 Redeemed........................................           (526)          (628)
                                                   -------------   ------------
 Net Increase (Decrease).........................           (352)           429
                                                   -------------   ------------


                                                            Multimanager                     Multimanager
                                                           Small Cap Value                    Technology
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (237,345)  $     (433,440)  $     (388,320)  $   (525,337)
 Net realized gain (loss) on investments.........      (4,063,897)       2,351,466          996,274      3,743,427
 Change in unrealized appreciation
  (depreciation) of investments..................      (4,374,747)      (5,565,202)     (16,310,308)     1,909,898
                                                   --------------   --------------   --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................      (8,675,989)      (3,647,176)     (15,702,354)     5,127,988
                                                   --------------   --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          37,526          117,915          121,520        298,204
  Transfers between funds including
   guaranteed interest account, net..............      (5,039,520)      (7,371,753)      (2,172,942)    (1,887,650)
  Transfers for contract benefits and
   terminations..................................      (2,722,134)      (4,698,108)      (2,452,119)    (3,886,340)
  Contract maintenance charges...................         (62,725)         (93,439)         (76,655)       (82,841)
                                                   --------------   --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (7,786,853)     (12,045,385)      (4,580,196)    (5,558,627)
                                                   --------------   --------------   --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (60,000)              --         (415,000)            --
                                                   --------------   --------------   --------------   ------------
Increase (Decrease) in Net Assets................     (16,522,842)     (15,692,561)     (20,697,550)      (430,639)
Net Assets - Beginning of Period.................      28,281,566       43,974,127       35,997,221     36,427,860
                                                   --------------   --------------   --------------   ------------
Net Assets - End of Period.......................  $   11,758,724   $   28,281,566   $   15,299,671   $ 35,997,221
                                                   ==============   ==============   ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --               --               --             --
 Redeemed........................................              --               --               --             --
                                                   --------------   --------------   --------------   ------------
 Net Increase (Decrease).........................              --               --               --             --
                                                   --------------   --------------   --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             102               83              441            554
 Redeemed........................................            (622)            (705)            (948)        (1,079)
                                                   --------------   --------------   --------------   ------------
 Net Increase (Decrease).........................            (520)            (622)            (507)          (525)
                                                   --------------   --------------   --------------   ------------

-------
(a) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(b) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(c) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(d) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(e) Commenced operations on May 29, 2007.
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 71 variable investment options:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation ll
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(6)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(7)
    o EQ/Large Cap Value PLUS(8)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(5)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(9)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology

      ----------------------

   (1) Formerly known as MarketPlus International Core
   (2) Formerly known as MarketPlus Large Cap Core
   (3) Formerly known as MarketPlus Large Cap Growth
   (4) Formerly known as MarketPlus Mid Cap Value
   (5) Formerly known as EQ/FI Mid Cap
   (6) Formerly known as EQ/AllianceBernstein Large Cap Growth
   (7) Formerly known as EQ/Legg Mason Value Equity
   (8) Formerly known as EQ/AllianceBernstein Value
   (9) Formerly known as EQ/AllianceBernstein Quality Bond

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Significant Accounting Policies Note:

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any variable


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:


                                                                      Purchases         Sales
                                                                   --------------   -------------
AXA Aggressive Allocation.......................................    $10,990,942      $ 5,592,893
AXA Conservative Allocation.....................................     29,082,905       11,814,190
AXA Conservative-Plus Allocation................................     19,986,272       12,108,076
AXA Moderate Allocation.........................................     50,822,687       71,794,219
AXA Moderate-Plus Allocation....................................     42,017,438       25,798,671
EQ/AllianceBernstein Common Stock...............................      9,350,645       71,992,559
EQ/AllianceBernstein Intermediate Government Securities.........     16,414,434       30,072,576
EQ/AllianceBernstein International..............................     10,909,356       31,003,274
EQ/AllianceBernstein Small Cap Growth...........................      2,950,591       15,415,264
EQ/Ariel Appreciation II........................................        351,419          371,934

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)


                                                                      Purchases         Sales
                                                                   --------------   -------------
EQ/BlackRock Basic Value Equity.................................   $  6,476,063     $ 25,420,196
EQ/BlackRock International Value................................      5,979,404       19,719,580
EQ/Boston Advisors Equity Income................................      3,290,142        3,657,281
EQ/Calvert Socially Responsible.................................        360,622          487,611
EQ/Capital Guardian Growth......................................      1,380,785        3,449,925
EQ/Capital Guardian Research....................................      2,710,972       18,974,270
EQ/Caywood-Scholl High Yield Bond...............................      3,374,173        3,280,216
EQ/Davis New York Venture.......................................      4,208,967        2,434,469
EQ/Equity 500 Index.............................................      8,360,022       25,563,533
EQ/Evergreen International Bond.................................     28,399,326       19,755,596
EQ/Evergreen Omega..............................................      1,290,942        2,581,272
EQ/Franklin Income..............................................      6,492,660        6,902,279
EQ/Franklin Small Cap Value.....................................      2,912,424        1,210,140
EQ/Franklin Templeton Founding Strategy.........................      3,764,153        1,946,993
EQ/GAMCO Mergers and Acquisitions...............................      2,129,721        3,742,897
EQ/GAMCO Small Company Value....................................      7,732,536        6,062,016
EQ/International Core PLUS......................................      8,130,806        9,847,519
EQ/International Growth.........................................      5,289,589        3,808,321
EQ/JPMorgan Core Bond...........................................      4,671,027       22,008,142
EQ/JPMorgan Value Opportunities.................................      1,521,056        5,849,514
EQ/Large Cap Core PLUS..........................................        635,637        2,201,710
EQ/Large Cap Growth Index.......................................      2,131,888       12,580,814
EQ/Large Cap Growth PLUS........................................      2,560,160       14,713,024
EQ/Large Cap Value Index........................................      1,874,278        3,751,373
EQ/Large Cap Value PLUS.........................................      9,535,610       89,476,186
EQ/Long Term Bond...............................................      3,120,450        3,135,255
EQ/Lord Abbett Growth and Income................................        523,236        1,434,065
EQ/Lord Abbett Large Cap Core...................................      2,833,538        1,308,418
EQ/Lord Abbett Mid Cap Value....................................      1,867,104        2,751,783
EQ/Marsico Focus................................................      9,777,689       15,962,987
EQ/Mid Cap Index................................................      4,086,354       14,403,011
EQ/Mid Cap Value PLUS...........................................      4,368,526       27,018,450
EQ/Money Market.................................................    305,193,276      271,409,882
EQ/Montag & Caldwell Growth.....................................      9,786,983        3,596,475
EQ/Mutual Shares................................................      1,720,433        2,435,830
EQ/Oppenheimer Global...........................................      1,314,005        1,357,515
EQ/Oppenheimer Main Street Opportunity..........................        337,975          257,048
EQ/Oppenheimer Main Street Small Cap............................        846,749          923,680
EQ/PIMCO Real Return............................................     45,556,294       21,420,452
EQ/Quality Bond PLUS............................................      4,081,185        6,526,418
EQ/Short Duration Bond..........................................      4,790,943        4,293,069
EQ/Small Company Index..........................................      4,155,157        6,890,534
EQ/T. Rowe Price Growth Stock...................................      1,555,775        3,759,968
EQ/Templeton Growth.............................................        865,983        1,780,726
EQ/UBS Growth and Income........................................        630,838        1,330,726
EQ/Van Kampen Comstock..........................................      3,305,094        2,272,012
EQ/Van Kampen Emerging Markets Equity...........................     34,309,191       47,520,748
EQ/Van Kampen Mid Cap Growth....................................      7,647,032        4,261,911
Multimanager Aggressive Equity..................................        747,379        6,769,727
Multimanager Core Bond..........................................     12,773,276       13,220,896
Multimanager Health Care........................................      4,474,797        3,997,328
Multimanager High Yield.........................................      6,431,574       20,523,664
Multimanager International Equity...............................      4,547,079        7,154,132
Multimanager Large Cap Core Equity..............................        711,102        2,468,162
Multimanager Large Cap Growth...................................      1,450,078        3,202,065

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


4. Purchases and Sales of Investments (Concluded)


                                                                      Purchases         Sales
                                                                   --------------   -------------
Multimanager Large Cap Value....................................   $  4,862,426     $  7,779,843
Multimanager Mid Cap Growth.....................................      1,456,711        5,104,580
Multimanager Mid Cap Value......................................      3,527,683        5,473,255
Multimanager Small Cap Growth...................................      1,259,727        3,911,637
Multimanager Small Cap Value....................................      1,535,030        9,539,749
Multimanager Technology.........................................      4,381,628        9,765,144


5.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

    AXA Equitable serves as investment manager of The Portifolios of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to the Trusts and are responsible for retaining and discontinuing the services of those advisors, or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.20% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of EQ/Large Vap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.

    * Denotes Reorganization Transaction

    + Denotes Substitution Transaction

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


6.  Substitutions/Reorganizations (Concluded)


---------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio                     Surviving Portfolio

                           EQ/AllianceBernstein Growth
                           and Income*                           EQ/AllianceBernstein Value*
---------------------------------------------------------------------------------------------------
Shares -- Class A                 1,855,801                         2,651,175
Shares -- Class B                16,162,705                        27,732,184
Value -- Class A               $      19.34                      $      16.30
Value -- Class B               $      19.21                      $      16.27
Net Assets before merger       $346,376,754                      $148,040,033
Net Assets after merger                  --                      $494,416,787
---------------------------------------------------------------------------------------------------
July 6, 2007               Removed Portfolio                     Surviving Portfolio

                           EQ/Capital Guardian U.S. Equity*      EQ/Capital Guardian Research*
---------------------------------------------------------------------------------------------------
Shares -- Class B                 2,908,026                         6,414,739
Value -- Class B                $     12.05                       $     15.08
Net Assets before merger        $35,041,713                       $61,692,551
Net Assets after merger                  --                       $96,734,264
---------------------------------------------------------------------------------------------------
                           EQ/Janus Large Cap Growth*            EQ/T. Rowe Price Growth Stock*
---------------------------------------------------------------------------------------------------
Shares -- Class B                 2,252,409                           811,802
Value -- Class B                $      7.62                       $     23.21
Net Assets before merger        $17,163,357                       $ 1,678,567
Net Assets after merger                  --                       $18,841,924
---------------------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery             EQ/Multimanager Small
                           Small Cap*                            Cap Growth*
---------------------------------------------------------------------------------------------------
Shares -- Class B                   527,326                         1,323,570
Value -- Class B                $     14.94                       $     10.65
Net Assets before merger        $ 7,878,250                       $ 6,217,771
Net Assets after merger                  --                       $14,096,021
---------------------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                                                           Asset-based                    Current     Maximum
                                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                         Expense Risks       Charge          Charge        Charge     Charge
                                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor..................................        0.50%            --               --           0.50%       0.50%

Income Manager.......................................        0.90%           0.25%             --           1.15%       1.15%

Accumulator..........................................        1.10%           0.25%             --           1.35%       1.35%

Accumulator issued on, or after March 1, 2000........        1.10%           0.25%            0.20%         1.55%       1.55%

Accumulator Plus, Select, Elite......................        1.10%           0.25%            0.25%         1.60%       1.60%

Accumulator Select issued on, or after
  August 13, 2001....................................        1.10%           0.25%            0.35%         1.70%       1.70%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                       When charge
Charges                                is deducted                            Amount deducted                      How deducted
-------                                -----------                            ---------------                      ------------
Charges for state premium and   At time of transaction                        Varies by state.                 Applied to an annuity
other applicable taxes                                                                                         payout option


Charge for Trust expenses       Daily                     Vary by portfolio                                    Unit value


Annual Administrative charge    Annually on each          Depending on account value a charge of $30 or        Unit liquidation from
                                contract date             Years 1 to 2 lesser of $30 or 2% of account value    account value
                                anniversary.

Variable Immediate Annuity      At time of transaction    $350 annuity administrative fee                      Unit liquidation from
payout option administrative                                                                                   account value
fee

Withdrawal charge               At time of transaction    Low -- During the first seven contract years, a      Unit liquidation from
                                                          charge is deducted from amounts withdrawn that       account value
                                                          exceed 15% of account value. The charge begins at
                                                          7% and declines by 1% each year.

                                                          High -- During the first nine contract years, a
                                                          charge is deducted from amounts withdrawn that
                                                          exceed 15% of account value. The charge begins at
                                                          8% and declines by 1% beginning in the third
                                                          contract year.

BaseBuilder benefit charge      Annually on each          Low 0.15%                                            Unit liquidation from
                                contract date             High 0.45%                                           account value
                                anniversary.

Protection Plus                 Annually on each          0.20%                                                Unit liquidation from
                                contract date                                                                  account value
                                anniversary.

Guaranteed minimum death        Annually on each          Low 0.20%                                            Unit liquidation from
benefit charge 6% rollup        contract date             High 0.35%                                           account value
to age 80                       anniversary.

    Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).


8.  Accumulation Unit Values


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                        Unit     Units Outstanding   Net Assets     Investment         Total
                                                        value         (000s)          (000s)     Income ratio**     Return***
                                                     ---------- ------------------- ------------ ---------------- --------------

AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)      $  8.62           --                --            --           (39.51)%
         Highest contract charges 1.70% Class B (a)     $  9.00           --                --            --           (40.20)%
         All contract charges                                --        2,124           $17,545          1.61%              --
  2007   Lowest contract charges 0.50% Class B (a)      $ 14.25           --                --            --             5.63%
         Highest contract charges 1.70% Class B (a)     $ 15.05           --                --            --             4.30%
         All contract charges                                --        1,776           $24,464          2.52%              --
  2006   Lowest contract charges 0.50% Class B (a)      $ 13.49           --                --            --            17.31%
         Highest contract charges 1.70% Class B (a)     $ 14.43           --                --            --            15.90%
         All contract charges                                --        1,320           $17,375          3.03%              --
  2005   Lowest contract charges 0.50% Class B (a)      $ 11.50           --                --            --             7.52%
         Highest contract charges 1.70% Class B (a)     $ 12.45           --                --            --             6.23%
         All contract charges                                --          602           $ 6,817          5.87%              --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.70           --                --            --             7.44%
         Highest contract charges 1.70% Class B (a)     $ 11.72           --                --            --             6.30%
         All contract charges                                --          192           $ 2,040          2.68%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)      $ 10.43           --                --            --           (11.46)%

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment        Total
                                                        value           (000s)          (000s)     Income ratio**    Return***
                                                      ---------- ------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
         Highest contract charges 1.70% Class B (a)     $ 10.29            --                --            --           (12.50)%
         All contract charges                                --         3,108           $31,022          5.44%              --
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.78            --                --            --             5.27%
         Highest contract charges 1.70% Class B (a)     $ 11.76            --                --            --            3.98%
         All contract charges                                --         1,631          $ 18,538          4.12%             --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.19            --                --            --            5.84%
         Highest contract charges 1.70% Class B (a)     $ 11.31            --                --            --            4.57%
         All contract charges                                --         1,123          $ 12,231          3.87%             --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.57            --                --            --            1.93%
         Highest contract charges 1.70% Class B (a)     $ 10.82            --                --            --            0.71%
         All contract charges                                --           939          $  9,761          4.27%             --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.37            --                --            --            3.74%
         Highest contract charges 1.70% Class B (a)     $ 10.74            --                --            --            2.64%
         All contract charges                                --           437          $  4,511          4.68%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)      $  9.80            --                --            --          (19.80)%
         Highest contract charges 1.70% Class B (a)     $  9.82            --                --            --          (20.81)%
         All contract charges                                --         2,909          $ 27,248          3.66%             --
  2007   Lowest contract charges 0.50% Class B (a)      $ 12.22            --                --            --            4.98%
         Highest contract charges 1.70% Class B (a)     $ 12.40            --                --            --            3.68%
         All contract charges                                --         2,325          $ 27,419          3.82%             --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.64            --                --            --            8.22%
         Highest contract charges 1.70% Class B (a)     $ 11.96            --                --            --            6.91%
         All contract charges                                --         1,581          $ 17,921          3.48%             --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.76            --                --            --            2.73%
         Highest contract charges 1.70% Class B (a)     $ 11.19            --                --            --            1.50%
         All contract charges                                --         1,253          $ 13,241          4.33%             --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.47            --                --            --            4.93%
         Highest contract charges 1.70% Class B (a)     $ 11.02            --                --            --            3.81%
         All contract charges                                --           635          $  6,596          4.50%             --
AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                  $ 43.14           542          $ 23,385          3.28%         (25.16)%
  2007   1.15% Class A                                  $ 57.64           570          $ 32,884          3.03%           5.30%
  2006   1.15% Class A                                  $ 54.74           613          $ 33,581          2.55%           9.33%
  2005   1.15% Class A                                  $ 50.07           703          $ 35,188          2.28%           3.85%
  2004   1.15% Class A                                  $ 48.21           778          $ 37,532          2.49%           7.74%
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 47.34            --                --            --          (24.86)%
         Highest contract charges 1.70% Class B         $ 35.84            --                --            --          (25.75)%
         All contract charges                                --         5,218          $199,318          3.28%             --
  2007   Lowest contract charges 0.50% Class B          $ 63.00            --                --            --            5.74%
         Highest contract charges 1.70% Class B         $ 48.27            --                --            --            4.46%
         All contract charges                                --         5,987          $307,011          3.03%             --
  2006   Lowest contract charges 0.50% Class B          $ 59.58            --                --            --            9.77%
         Highest contract charges 1.70% Class B         $ 46.21            --                --            --            8.45%
         All contract charges                                --         6,621          $323,970          2.55%             --
  2005   Lowest contract charges 0.50% Class B          $ 54.27            --                --            --            4.27%
         Highest contract charges 1.70% Class B         $ 42.61            --                --            --            3.02%
         All contract charges                                --         7,497          $337,587          2.28%             --
  2004   Lowest contract charges 0.50% Class B          $ 52.05            --                --            --            8.18%
         Highest contract charges 1.70% Class B         $ 41.36            --                --            --            6.88%

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                        Unit     Units Outstanding   Net Assets     Investment         Total
                                                        value          (000s)          (000s)     Income ratio**     Return***
                                                      --------- ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
         All contract charges                                --        8,374         $365,310          2.49%              --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)     $   9.31           --               --            --           (32.14)%
         Highest contract charges 1.70% Class B (a)    $   9.69           --               --            --           (32.94)%
         All contract charges                                --       10,326         $ 91,875          2.22%              --
  2007   Lowest contract charges 0.50% Class B (a)     $  13.72           --               --            --             5.86%
         Highest contract charges 1.70% Class B (a)    $  14.45           --               --            --             4.56%
         All contract charges                                --        9,641         $127,560          3.07%              --
  2006   Lowest contract charges 0.50% Class B (a)     $  12.96           --               --            --            13.93%
         Highest contract charges 1.70% Class B (a)    $  13.82           --               --            --            12.56%
         All contract charges                                --        6,424         $ 81,056          3.45%              --
  2005   Lowest contract charges 0.50% Class B (a)     $  11.37           --               --            --             6.14%
         Highest contract charges 1.70% Class B (a)    $  12.28           --               --            --             4.86%
         All contract charges                                --        2,669         $ 29,848          4.92%              --
  2004   Lowest contract charges 0.50% Class B (a)     $  10.71           --               --            --             7.46%
         Highest contract charges 1.70% Class B (a)    $  11.71           --               --            --             6.32%
         All contract charges                                --        1,006         $ 10,701          4.04%              --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                 $ 166.65          164         $ 27,251          1.55%          (44.31)%
  2007   1.15% Class A                                 $ 299.23          203         $ 60,734          0.95%            2.54%
  2006   1.15% Class A                                 $ 291.81          266         $ 77,493          1.14%            9.69%
  2005   1.15% Class A                                 $ 266.03          322         $ 85,655          0.81%            3.36%
  2004   1.15% Class A                                 $ 257.37          407         $104,744          0.97%           13.09%
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B         $ 200.52           --               --            --           (44.08)%
         Highest contract charges 1.70% Class B        $ 134.51           --               --            --           (44.76)%
         All contract charges                                --        1,053         $158,344          1.55%              --
  2007   Lowest contract charges 0.50% Class B         $ 358.57           --               --            --             2.96%
         Highest contract charges 1.70% Class B        $ 243.48           --               --            --             1.71%
         All contract charges                                --        1,297         $351,552          0.95%              --
  2006   Lowest contract charges 0.50% Class B         $ 348.26           --               --            --            10.14%
         Highest contract charges 1.70% Class B        $ 239.38           --               --            --             8.81%
         All contract charges                                --        1,643         $436,497          1.14%              --
  2005   Lowest contract charges 0.50% Class B         $ 316.20           --               --            --             3.78%
         Highest contract charges 1.70% Class B        $ 219.99           --               --            --             2.53%
         All contract charges                                --        2,036         $495,374          0.81%              --
  2004   Lowest contract charges 0.50% Class B         $ 304.68           --               --            --            13.55%
         Highest contract charges 1.70% Class B        $ 214.55           --               --            --            12.18%
         All contract charges                                --        2,356         $558,043          0.97%              --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                 $  21.79          204         $  4,453          2.98%            2.69%
  2007   1.15% Class A                                 $  21.22          205         $  4,343          4.03%            5.89%
  2006   1.15% Class A                                 $  20.04          238         $  4,764          3.64%            2.20%
  2005   1.15% Class A                                 $  19.61          293         $  5,747          3.15%            0.33%
  2004   1.15% Class A                                 $  19.55          354         $  6,917          2.74%            1.02%
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B         $  23.77           --               --            --             3.08%
         Highest contract charges 1.70% Class B        $  19.16           --               --            --             1.81%
         All contract charges                                --        3,845         $ 76,626          2.98%              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                      Unit      Units Outstanding   Net Assets     Investment        Total
                                                     value           (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Intermediate Government
  Securities (Continued)
--------------------------------------------
  2007   Lowest contract charges 0.50% Class B      $ 23.06               --               --            --           6.32%
         Highest contract charges 1.70% Class B     $ 18.82               --               --            --           5.02%
         All contract charges                            --            4,615         $ 90,022          4.03%            --
  2006   Lowest contract charges 0.50% Class B      $ 21.69               --               --            --           2.61%
         Highest contract charges 1.70% Class B     $ 17.92               --               --            --           1.37%
         All contract charges                            --            5,697         $105,656          3.64%            --
  2005   Lowest contract charges 0.50% Class B      $ 21.14               --               --            --           0.73%
         Highest contract charges 1.70% Class B     $ 17.67               --               --            --          (0.48)%
         All contract charges                            --            7,156         $130,692          3.15%            --
  2004   Lowest contract charges 0.50% Class B      $ 20.98               --               --            --           1.43%
         Highest contract charges 1.70% Class B     $ 17.76               --               --            --           0.21%
         All contract charges                            --            8,965         $164,292          2.74%            --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 10.46              815         $  8,523          2.56%        (51.17)%
  2007   1.15% Class A                              $ 21.42              978         $ 20,944          1.24%         10.70%
  2006   1.15% Class A                              $ 19.35            1,130         $ 21,873          1.39%         22.40%
  2005   1.15% Class A                              $ 15.81            1,271         $ 20,101          1.49%         14.25%
  2004   1.15% Class A                              $ 13.84            1,509         $ 20,882          1.85%         17.11%
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.11               --               --            --         (50.95)%
         Highest contract charges 1.70% Class B     $  9.40               --               --            --         (51.57)%
         All contract charges                            --            6,676         $ 65,108          2.56%            --
  2007   Lowest contract charges 0.50% Class B      $ 22.65               --               --            --          11.14%
         Highest contract charges 1.70% Class B     $ 19.41               --               --            --           9.85%
         All contract charges                            --            8,005         $160,627          1.24%            --
  2006   Lowest contract charges 0.50% Class B      $ 20.38               --               --            --          22.90%
         Highest contract charges 1.70% Class B     $ 17.67               --               --            --          21.43%
         All contract charges                            --            9,246         $168,521          1.39%            --
  2005   Lowest contract charges 0.50% Class B      $ 16.58               --               --            --          14.72%
         Highest contract charges 1.70% Class B     $ 14.55               --               --            --          13.34%
         All contract charges                            --           10,144         $151,869          1.49%            --
  2004   Lowest contract charges 0.50% Class B      $ 14.45               --               --            --          17.58%
         Highest contract charges 1.70% Class B     $ 12.84               --               --            --          16.17%
         All contract charges                            --           10,920         $143,903          1.85%            --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 12.02              134         $  1,608            --         (45.19)%
  2007   1.15% Class A                              $ 21.93              155         $  3,396            --          15.66%
  2006   1.15% Class A                              $ 18.96              304         $  5,774            --           8.01%
  2005   1.15% Class A                              $ 17.56              365         $  6,412            --          10.50%
  2004   1.15% Class A                              $ 15.89              358         $  5,682            --          12.96%
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 12.62               --               --            --         (44.94)%
         Highest contract charges 1.70% Class B     $ 10.96               --               --            --         (45.58)%
         All contract charges                            --            3,651         $ 41,271            --             --
  2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --          16.11%
         Highest contract charges 1.70% Class B     $ 20.14               --               --            --          14.69%
         All contract charges                            --            4,332         $ 89,735            --             --
  2006   Lowest contract charges 0.50% Class B      $ 19.74               --               --            --           8.46%
         Highest contract charges 1.70% Class B     $ 17.56               --               --            --           7.15%
         All contract charges                            --            5,379         $ 96,886            --             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment        Total
                                                         value          (000s)          (000s)     Income ratio**    Return***
                                                      ---------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charges 0.50% Class B          $ 18.20            --                --            --           10.95%
         Highest contract charges 1.70% Class B         $ 16.39            --                --            --            9.62%
         All contract charges                                --         6,419          $107,631            --              --
  2004   Lowest contract charges 0.50% Class B          $ 16.41            --                --            --           13.41%
         Highest contract charges 1.70% Class B         $ 14.95            --                --            --           12.05%
         All contract charges                                --         7,402          $112,923            --              --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (e)      $  6.91            --                --            --          (38.80)%
         Highest contract charges 1.70% Class B (e)     $  6.65            --                --            --          (39.49)%
         All contract charges                                --            98          $    659          0.73%             --
  2007   Lowest contract charges 0.50% Class B (e)      $ 11.29            --                --            --           (1.66)%
         Highest contract charges 1.70% Class B (e)     $ 10.99            --                --            --           (2.83)%
         All contract charges                                --           100          $  1,108          0.44%             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.48            --                --            --           10.61%
         Highest contract charges 1.70% Class B (e)     $ 11.31            --                --            --            9.28%
         All contract charges                                --            70          $    802          1.12%             --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.38            --                --            --            3.83%
         Highest contract charges 1.70% Class B (e)     $ 10.35            --                --            --            3.54%
         All contract charges                                --            23          $    244          0.74%             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 16.70            --                --            --          (36.86)%
         Highest contract charges 1.70% Class B         $ 14.49            --                --            --          (37.65)%
         All contract charges                                --         4,204          $ 63,087          1.54%             --
  2007   Lowest contract charges 0.50% Class B          $ 26.45            --                --            --            0.69%
         Highest contract charges 1.70% Class B         $ 23.24            --                --            --           (0.56)%
         All contract charges                                --         5,164          $123,863          0.99%             --
  2006   Lowest contract charges 0.50% Class B          $ 26.27            --                --            --           20.31%
         Highest contract charges 1.70% Class B         $ 23.37            --                --            --           18.86%
         All contract charges                                --         6,279          $150,983          2.67%             --
  2005   Lowest contract charges 0.50% Class B          $ 21.84            --                --            --            2.44%
         Highest contract charges 1.70% Class B         $ 19.66            --                --            --            1.20%
         All contract charges                                --         7,616          $153,657          1.30%             --
  2004   Lowest contract charges 0.50% Class B          $ 21.32            --                --            --           10.02%
         Highest contract charges 1.70% Class B         $ 19.43            --                --            --            8.69%
         All contract charges                                --         9,215          $183,445          2.05%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 15.47            --                --            --          (43.29)%
         Highest contract charges 1.70% Class B         $ 13.43            --                --            --          (43.97)%
         All contract charges                                --         2,498          $ 34,788          2.01%             --
  2007   Lowest contract charges 0.50% Class B          $ 27.28            --                --            --            9.65%
         Highest contract charges 1.70% Class B         $ 23.97            --                --            --            8.31%
         All contract charges                                --         3,268          $ 80,889          1.75%             --
  2006   Lowest contract charges 0.50% Class B          $ 24.88            --                --            --           25.06%
         Highest contract charges 1.70% Class B         $ 22.13            --                --            --           23.55%
         All contract charges                                --         3,753          $ 85,502          3.41%             --
  2005   Lowest contract charges 0.50% Class B          $ 19.90            --                --            --           10.28%
         Highest contract charges 1.70% Class B         $ 17.91            --                --            --            8.96%
         All contract charges                                --         3,839          $ 70,590          1.73%             --
  2004   Lowest contract charges 0.50% Class B          $ 18.04            --                --            --           21.04%
         Highest contract charges 1.70% Class B         $ 16.44            --                --            --           19.58%
         All contract charges                                --         3,618          $ 60,866          1.58%             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment        Total
                                                         value          (000s)          (000s)     Income ratio**    Return***
                                                      ---------- ------------------- ------------ ---------------- -------------
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  5.05            --                --            --           (32.67)%
         Highest contract charges 1.70% Class B (c)     $  4.47            --                --            --           (33.38)%
         All contract charges                                --         1,651           $ 7,626          2.27%              --
  2007   Lowest contract charges 0.50% Class B (c)      $  7.50            --                --            --             3.31%
         Highest contract charges 1.70% Class B (c)     $  6.71            --                --            --             1.82%
         All contract charges                                --         1,719           $11,852          1.62%              --
  2006   Lowest contract charges 0.50% Class B (c)      $  7.26            --                --            --            15.39%
         Highest contract charges 1.70% Class B (c)     $  6.59            --                --            --            14.00%
         All contract charges                                --         2,310           $15,572          2.28%              --
  2005   Lowest contract charges 0.50% Class B (c)      $  6.30            --                --            --             5.62%
         Highest contract charges 1.70% Class B (c)     $  5.78            --                --            --             4.35%
         All contract charges                                --         2,154           $12,697          2.09%              --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.96            --                --            --             9.05%
         Highest contract charges 1.70% Class B (c)     $  5.54            --                --            --             8.80%
         All contract charges                                --           266           $ 1,503          3.48%              --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  5.86            --                --            --           (45.44)%
         Highest contract charges 1.70% Class B         $  5.23            --                --            --           (46.14)%
         All contract charges                                --            93           $   497          0.25%              --
  2007   Lowest contract charges 0.50% Class B          $ 10.74            --                --            --            11.53%
         Highest contract charges 1.70% Class B         $  9.71            --                --            --            10.22%
         All contract charges                                --           110           $ 1,097          0.21%              --
  2006   Lowest contract charges 0.50% Class B          $  9.63            --                --            --             4.70%
         Highest contract charges 1.70% Class B         $  8.81            --                --            --             3.45%
         All contract charges                                --           116           $ 1,043            --               --
  2005   Lowest contract charges 0.50% Class B          $  9.20            --                --            --             8.20%
         Highest contract charges 1.70% Class B         $  8.51            --                --            --             6.90%
         All contract charges                                --           130           $ 1,125            --               --
  2004   Lowest contract charges 0.50% Class B          $  8.50            --                --            --             3.07%
         Highest contract charges 1.70% Class B         $  7.96            --                --            --             1.83%
         All contract charges                                --           116           $   939            --               --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  8.87            --                --            --           (40.67)%
         Highest contract charges 1.70% Class B         $  7.70            --                --            --           (41.40)%
         All contract charges                                --           502           $ 4,102          0.15%              --
  2007   Lowest contract charges 0.50% Class B          $ 14.95            --                --            --             4.91%
         Highest contract charges 1.70% Class B         $ 13.14            --                --            --             3.71%
         All contract charges                                --           651           $ 9,123            --               --
  2006   Lowest contract charges 0.50% Class B          $ 14.25            --                --            --             6.87%
         Highest contract charges 1.70% Class B         $ 12.67            --                --            --             5.58%
         All contract charges                                --           333           $ 4,309          0.22%              --
  2005   Lowest contract charges 0.50% Class B          $ 13.33            --                --            --             4.58%
         Highest contract charges 1.70% Class B         $ 12.00            --                --            --             3.33%
         All contract charges                                --           179           $ 2,194          0.21%              --
  2004   Lowest contract charges 0.50% Class B          $ 12.75            --                --            --             5.01%
         Highest contract charges 1.70% Class B         $ 11.62            --                --            --             3.74%
         All contract charges                                --            89           $ 1,059          0.48%              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment         Total
                                                         value          (000s)          (000s)     Income ratio**     Return***
                                                      ---------- ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  8.48            --                --            --           (39.94)%
         Highest contract charges 1.70% Class B         $  7.54            --                --            --           (40.68)%
         All contract charges                                --         4,480          $ 34,775          0.86%              --
  2007   Lowest contract charges 0.50% Class B          $ 14.12            --                --            --             1.15%
         Highest contract charges 1.70% Class B         $ 12.71            --                --            --            (0.08)%
         All contract charges                                --         5,973          $ 77,900          1.06%              --
  2006   Lowest contract charges 0.50% Class B          $ 13.96            --                --            --            11.50%
         Highest contract charges 1.70% Class B         $ 12.72            --                --            --            10.16%
         All contract charges                                --         4,909          $ 63,987          0.53%              --
  2005   Lowest contract charges 0.50% Class B          $ 12.52            --                --            --             5.53%
         Highest contract charges 1.70% Class B         $ 11.55            --                --            --             4.26%
         All contract charges                                --         5,839          $ 68,872          0.53%              --
  2004   Lowest contract charges 0.50% Class B          $ 11.87            --                --            --            10.35%
         Highest contract charges 1.70% Class B         $ 11.08            --                --            --             9.02%
         All contract charges                                --         6,765          $ 76,328          0.61%              --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  9.25            --                --            --           (19.50)%
         Highest contract charges 1.70% Class B (d)     $  8.85            --                --            --           (20.41)%
         All contract charges                                --           542          $  4,843          7.26%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.49            --                --            --             2.32%
         Highest contract charges 1.70% Class B (d)     $ 11.12            --                --            --             1.00%
         All contract charges                                --           561          $  6,280          6.73%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.23            --                --            --             7.42%
         Highest contract charges 1.70% Class B (d)     $ 11.01            --                --            --             6.13%
         All contract charges                                --           507          $  5,609          7.68%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.46            --                --            --             4.56%
         Highest contract charges 1.70% Class B (d)     $ 10.37            --                --            --             3.72%
         All contract charges                                --           174          $  1,807         13.63%              --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.79            --                --            --           (39.54)%
         Highest contract charges 1.70% Class B (f)     $  6.60            --                --            --           (40.27)%
         All contract charges                                --           684          $  4,548          0.55%              --
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.23            --                --            --             3.22%
         Highest contract charges 1.70% Class B (f)     $ 11.05            --                --            --             1.94%
         All contract charges                                --           528          $  5,854          0.58%              --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.88            --                --            --             8.76%
         Highest contract charges 1.70% Class B (f)     $ 10.84            --                --            --             8.36%
         All contract charges                                --           136          $  1,478          0.85%              --
EQ/Equity 500 Index
-------------------
         Unit Value 1.15*
  2008   1.15% Class A (l)                              $ 20.36            --                --          1.59%          (37.89)%
  2007   1.15% Class A (l)                              $ 32.78            --                --          1.24%            4.00%
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 21.79            --                --            --           (37.64)%
         Highest contract charges 1.70% Class B         $ 18.20            --                --            --           (38.39)%
         All contract charges                                --         3,111          $ 59,174          1.59%              --
  2007   Lowest contract charges 0.50% Class B          $ 34.94            --                --            --             4.42%
         Highest contract charges 1.70% Class B         $ 29.54            --                --            --             3.14%
         All contract charges                                --         3,801          $116,961          1.24%              --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --          14.52%
         Highest contract charges 1.70% Class B         $ 28.64              --                --            --          13.14%
         All contract charges                                --           4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B          $ 29.22              --                --            --           3.88%
         Highest contract charges 1.70% Class B         $ 25.31              --                --            --           2.63%
         All contract charges                                --           5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B          $ 28.13              --                --            --           9.68%
         Highest contract charges 1.70% Class B         $ 24.66              --                --            --           8.36%
         All contract charges                                --           6,511          $165,823          1.38%            --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (e)      $ 11.58              --                --            --           5.95%
         Highest contract charges 1.70% Class B (e)     $ 11.14              --                --            --           4.70%
         All contract charges                                --           1,470          $ 16,556         16.15%            --
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.93              --                --            --           8.76%
         Highest contract charges 1.70% Class B (e)     $ 10.64              --                --            --           7.47%
         All contract charges                                --             983          $ 10,635          4.53%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 10.05              --                --            --           2.90%
         Highest contract charges 1.70% Class B (e)     $  9.90              --                --            --           1.66%
         All contract charges                                --             306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (e)      $  9.77              --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (e)     $  9.74              --                --            --          (2.59)%
         All contract charges                                --              22               212            --             --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  7.62              --                --            --         (27.98)%
         Highest contract charges 1.70% Class B         $  6.75              --                --            --         (28.87)%
         All contract charges                                --             787          $  5,445          0.54%            --
  2007   Lowest contract charges 0.50% Class B          $ 10.58              --                --            --          10.79%
         Highest contract charges 1.70% Class B         $  9.49              --                --            --           9.46%
         All contract charges                                --             930          $  9,027            --             --
  2006   Lowest contract charges 0.50% Class B          $  9.55              --                --            --           5.34%
         Highest contract charges 1.70% Class B         $  8.67              --                --            --           4.07%
         All contract charges                                --           1,004          $  8,883          2.03%            --
  2005   Lowest contract charges 0.50% Class B          $  9.07              --                --            --           3.44%
         Highest contract charges 1.70% Class B         $  8.33              --                --            --           2.20%
         All contract charges                                --           1,194          $ 10,128          0.04%            --
  2004   Lowest contract charges 0.50% Class B          $  8.77              --                --            --           6.51%
         Highest contract charges 1.70% Class B         $  8.15              --                --            --           5.22%
         All contract charges                                --           1,548          $ 12,815          0.31%            --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  7.20              --                --            --         (32.20)%
         Highest contract charges 1.70% Class B (f)     $  7.01              --                --            --         (32.92)%
         All contract charges                                --           1,959          $ 13,811          5.97%            --
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.62              --                --            --           1.53%
         Highest contract charges 1.70% Class B (f)     $ 10.45              --                --            --           0.29%
         All contract charges                                --           2,107          $ 22,106          3.79%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (f)     $ 10.42              --                --            --           4.17%
         All contract charges                                --             619          $  6,457          2.46%            --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                         Unit       Units Outstanding   Net Assets     Investment         Total
                                                         value            (000s)          (000s)     Income ratio**     Return***
                                                      ------------ ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.54              --                --            --           (33.67)%
         Highest contract charges 1.70% Class B (f)     $  6.36              --                --            --           (34.50)%
         All contract charges                                --             333           $ 2,133          1.12%              --
  2007   Lowest contract charges 0.50% Class B (f)      $  9.86              --                --            --            (9.12)%
         Highest contract charges 1.70% Class B (f)     $  9.71              --                --            --           (10.18)%
         All contract charges                                --             138           $ 1,343          0.50%              --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.85              --                --            --             8.50%
         Highest contract charges 1.70% Class B (f)     $ 10.81              --                --            --             8.10%
         All contract charges                                --              34           $   364          0.62%              --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (k)      $  6.01              --                --            --           (37.20)%
         Highest contract charges 1.70% Class B (k)     $  5.89              --                --            --           (37.93)%
         All contract charges                                --             659           $ 3,902          4.13%              --
  2007   Lowest contract charges 0.50% Class B (k)      $  9.57              --                --            --            (4.30)%
         Highest contract charges 1.70% Class B (k)     $  9.49              --                --            --            (5.10)%
         All contract charges                                --             472           $ 4,489          1.96%              --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (e)      $ 10.41              --                --            --           (14.25)%
         Highest contract charges 1.70% Class B (e)     $  9.95              --                --            --           (15.32)%
         All contract charges                                --             447           $ 4,504          0.44%              --
  2007   Lowest contract charges 0.50% Class B (e)      $ 12.14              --                --            --             2.97%
         Highest contract charges 1.70% Class B (e)     $ 11.75              --                --            --             1.64%
         All contract charges                                --             601           $ 7,151          0.49%              --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.79              --                --            --            11.65%
         Highest contract charges 1.70% Class B (e)     $ 11.56              --                --            --            10.30%
         All contract charges                                --             780           $ 9,122          5.06%              --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.56              --                --            --             5.64%
         Highest contract charges 1.70% Class B (e)     $ 10.48              --                --            --             4.79%
         All contract charges                                --             538           $ 5,667          4.29%              --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $ 24.17              --                --            --           (30.98)%
         Highest contract charges 1.70% Class B (c)     $ 18.86              --                --            --           (31.84)%
         All contract charges                                --             840           $16,988          0.58%              --
  2007   Lowest contract charges 0.50% Class B (c)      $ 35.02              --                --            --             8.72%
         Highest contract charges 1.70% Class B (c)     $ 27.67              --                --            --             7.41%
         All contract charges                                --             792           $23,223          0.47%              --
  2006   Lowest contract charges 0.50% Class B (c)      $ 32.21              --                --            --            18.24%
         Highest contract charges 1.70% Class B (c)     $ 25.76              --                --            --            16.82%
         All contract charges                                --             536           $14,549          1.45%              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 27.24              --                --            --             3.80%
         Highest contract charges 1.70% Class B (c)     $ 22.05              --                --            --             2.55%
         All contract charges                                --             474           $10,971          0.90%              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 26.24              --                --            --            13.51%
         Highest contract charges 1.70% Class B (c)     $ 21.50              --                --            --            13.26%
         All contract charges                                --             102           $ 2,292          0.44%              --
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  9.76              --                --            --           (45.11)%
         Highest contract charges 1.70% Class B         $  8.68              --                --            --           (45.78)%
         All contract charges                                --           1,350           $12,153          1.39%              --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/International Core PLUS (Continued)
--------------------------------------
  2007   Lowest contract charges 0.50% Class B          $ 17.78             --                --            --           14.64%
         Highest contract charges 1.70% Class B         $ 16.01             --                --            --           13.31%
         All contract charges                                --          1,518           $25,426          0.39%             --
  2006   Lowest contract charges 0.50% Class B          $ 15.51             --                --            --           18.65%
         Highest contract charges 1.70% Class B         $ 14.13             --                --            --           17.22%
         All contract charges                                --          1,648           $24,157          1.29%             --
  2005   Lowest contract charges 0.50% Class B          $ 13.07             --                --            --           16.54%
         Highest contract charges 1.70% Class B         $ 12.06             --                --            --           15.14%
         All contract charges                                --          1,659           $20,675          1.63%             --
  2004   Lowest contract charges 0.50% Class B          $ 11.22             --                --            --           13.04%
         Highest contract charges 1.70% Class B         $ 10.47             --                --            --           11.68%
         All contract charges                                --          1,331           $14,271          1.70%             --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (e)      $  9.93             --                --            --          (40.61)%
         Highest contract charges 1.70% Class B (e)     $  9.50             --                --            --          (41.29)%
         All contract charges                                --            556           $ 5,339          0.97%             --
  2007   Lowest contract charges 0.50% Class B (e)      $ 16.72             --                --            --           15.63%
         Highest contract charges 1.70% Class B (e)     $ 16.18             --                --            --           14.18%
         All contract charges                                --            478           $ 7,804          0.67%             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 14.46             --                --            --           25.01%
         Highest contract charges 1.70% Class B (e)     $ 14.17             --                --            --           23.51%
         All contract charges                                --            186           $ 2,650          1.17%             --
  2005   Lowest contract charges 0.50% Class B (e)      $ 11.56             --                --            --           15.64%
         Highest contract charges 1.70% Class B (e)     $ 11.47             --                --            --           14.72%
         All contract charges                                --             54           $   615          2.36%             --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 14.39             --                --            --           (9.38)%
         Highest contract charges 1.70% Class B         $ 12.59             --                --            --          (10.52)%
         All contract charges                                --          2,561           $33,222          3.69%             --
  2007   Lowest contract charges 0.50% Class B          $ 15.88             --                --            --            2.58%
         Highest contract charges 1.70% Class B         $ 14.07             --                --            --            1.37%
         All contract charges                                --          3,901           $56,331          4.18%             --
  2006   Lowest contract charges 0.50% Class B          $ 15.48                                                           3.54%
         Highest contract charges 1.70% Class B         $ 13.88             --                --            --            2.30%
         All contract charges                                --          4,203           $59,758          4.27%             --
  2005   Lowest contract charges 0.50% Class B          $ 14.95             --                --            --            1.71%
         Highest contract charges 1.70% Class B         $ 13.57             --                --            --            0.48%
         All contract charges                                --          4,274           $59,245          3.61%             --
  2004   Lowest contract charges 0.50% Class B          $ 14.70             --                --            --            3.58%
         Highest contract charges 1.70% Class B         $ 13.50             --                --            --            2.33%
         All contract charges                                --          3,575           $49,206          4.03%             --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 10.28             --                --            --          (40.09)%
         Highest contract charges 1.70% Class B         $  8.93             --                --            --          (40.78)%
         All contract charges                                --          1,563           $14,524          1.76%             --
  2007   Lowest contract charges 0.50% Class B          $ 17.16             --                --            --           (1.72)%
         Highest contract charges 1.70% Class B         $ 15.08             --                --            --           (2.90)%
         All contract charges                                --          1,918           $30,002          1.29%             --
  2006   Lowest contract charges 0.50% Class B          $ 17.46             --                --            --           19.78%
         Highest contract charges 1.70% Class B         $ 15.53             --                --            --           18.34%
         All contract charges                                --          2,331           $37,428          4.25%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2005   Lowest contract charges 0.50% Class B      $ 14.58               --               --            --            3.41%
         Highest contract charges 1.70% Class B     $ 13.12               --               --            --            2.16%
         All contract charges                            --            2,671         $ 36,117          1.45%             --
  2004   Lowest contract charges 0.50% Class B      $ 14.10               --               --            --           10.33%
         Highest contract charges 1.70% Class B     $ 12.84               --               --            --            9.00%
         All contract charges                            --            3,179         $ 41,949          1.24%             --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  7.29               --               --            --          (37.75)%
         Highest contract charges 1.70% Class B     $  6.46               --               --            --          (38.48)%
         All contract charges                            --              778         $  5,152          0.32%             --
  2007   Lowest contract charges 0.50% Class B      $ 11.71               --               --            --            3.35%
         Highest contract charges 1.70% Class B     $ 10.50               --               --            --            2.14%
         All contract charges                            --              941         $ 10,092          1.11%             --
  2006   Lowest contract charges 0.50% Class B      $ 11.33               --               --            --           12.38%
         Highest contract charges 1.70% Class B     $ 10.28               --               --            --           11.03%
         All contract charges                            --            1,207         $ 12,655          0.80%             --
  2005   Lowest contract charges 0.50% Class B      $ 10.08               --               --            --            6.66%
         Highest contract charges 1.70% Class B     $  9.26               --               --            --            5.38%
         All contract charges                            --            1,491         $ 14,051          0.48%             --
  2004   Lowest contract charges 0.50% Class B      $  9.45               --               --            --           10.84%
         Highest contract charges 1.70% Class B     $  8.79               --               --            --            9.51%
         All contract charges                            --            1,772         $ 15,816          0.55%             --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  5.37               --               --            --          (36.60)%
         Highest contract charges 1.70% Class B     $  4.78               --               --            --          (37.27)%
         All contract charges                            --            7,550         $ 36,927          0.13%             --
  2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --           13.39%
         Highest contract charges 1.70% Class B     $  7.62               --               --            --           12.06%
         All contract charges                            --            9,142         $ 71,185            --              --
  2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --           (1.04)%
         Highest contract charges 1.70% Class B     $  6.80               --               --            --           (2.23)%
         All contract charges                            --           11,619         $ 80,589            --              --
  2005   Lowest contract charges 0.50% Class B      $  7.55               --               --            --           14.36%
         Highest contract charges 1.70% Class B     $  6.96               --               --            --           12.98%
         All contract charges                            --           14,003         $ 99,105            --              --
  2004   Lowest contract charges 0.50% Class B      $  6.60               --               --            --            7.84%
         Highest contract charges 1.70% Class B     $  6.16               --               --            --            6.54%
         All contract charges                            --           16,193         $101,176            --              --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.59               --               --            --          (38.55)%
         Highest contract charges 1.70% Class B     $ 10.06               --               --            --          (39.29)%
         All contract charges                            --            4,156         $ 43,404          0.10%             --
  2007   Lowest contract charges 0.50% Class B      $ 18.86               --               --            --           15.07%
         Highest contract charges 1.70% Class B     $ 16.57               --               --            --           13.65%
         All contract charges                            --            4,958         $ 85,014          0.34%             --
  2006   Lowest contract charges 0.50% Class B      $ 16.39               --               --            --            7.24%
         Highest contract charges 1.70% Class B     $ 14.58               --               --            --            5.95%
         All contract charges                            --            5,886         $ 88,476            --              --
  2005   Lowest contract charges 0.50% Class B      $ 15.29               --               --            --            8.48%
         Highest contract charges 1.70% Class B     $ 13.76               --               --            --            7.18%
         All contract charges                            --            7,269         $102,815            --              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                     Years Ended December 31,
                                                      ----------- ---------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2004   Lowest contract charges 0.50% Class B          $ 14.09             --               --            --           12.06%
         Highest contract charges 1.70% Class B         $ 12.84             --               --            --           10.71%
         All contract charges                                --          8,819         $116,063            --              --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (e)      $  4.57             --               --            --          (56.93)%
         Highest contract charges 1.70% Class B (e)     $  4.39             --               --            --          (57.46)%
         All contract charges                                --            341         $  1,523          0.72%             --
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.61             --               --            --           (6.35)%
         Highest contract charges 1.70% Class B (e)     $ 10.32             --               --            --           (7.61)%
         All contract charges                                --            706         $  7,423            --              --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.33             --               --            --            6.30%
         Highest contract charges 1.70% Class B (e)     $ 11.17             --               --            --            5.02%
         All contract charges                                --            320         $  3,608          0.05%             --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.66             --               --            --            6.62%
         Highest contract charges 1.70% Class B (e)     $ 10.63             --               --            --            6.31%
         All contract charges                                --             61         $    650          0.15%             --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 1.15%*
  2008   1.15% Class A (l)                              $  5.10          3,136         $ 15,999          2.68%          43.71%
  2007   1.15% Class A (l)                              $  9.06          4,100         $ 37,131          2.27%          (9.40)%
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 10.38             --               --            --          (43.62)%
         Highest contract charges 1.70% Class B         $  9.09             --               --            --          (44.27)%
         All contract charges                                --         20,212         $164,159          2.68%             --
  2007   Lowest contract charges 0.50% Class B          $ 18.41             --               --            --           (5.05)%
         Highest contract charges 1.70% Class B         $ 16.31             --               --            --           (6.16)%
         All contract charges                                --         26,493         $387,603          2.27%             --
  2006   Lowest contract charges 0.50% Class B          $ 19.39             --               --            --           20.78%
         Highest contract charges 1.70% Class B         $ 17.38             --               --            --           19.33%
         All contract charges                                --          9,170         $163,663          1.52%             --
  2005   Lowest contract charges 0.50% Class B          $ 16.05             --               --            --            4.91%
         Highest contract charges 1.70% Class B         $ 14.57             --               --            --            3.65%
         All contract charges                                --         10,260         $153,051          1.10%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.30             --               --            --           12.88%
         Highest contract charges 1.70% Class B         $ 14.06             --               --            --           11.52%
         All contract charges                                --         11,146         $159,958          1.32%             --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $ 11.37             --               --            --            4.41%
         Highest contract charges 1.70% Class B (d)     $ 10.88             --               --            --            3.23%
         All contract charges                                --            440         $  4,832          4.78%             --
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.89             --               --            --            6.87%
         Highest contract charges 1.70% Class B (d)     $ 10.54             --               --            --            5.61%
         All contract charges                                --            464         $  4,921          4.28%             --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.19             --               --            --            1.31%
         Highest contract charges 1.70% Class B (d)     $  9.98             --               --            --            0.10%
         All contract charges                                --            378         $  3,792          3.95%             --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.06             --               --            --            0.56%
         Highest contract charges 1.70% Class B (d)     $  9.98             --               --            --           (0.25)%
         All contract charges                                --            326         $  3,255          4.20%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  8.08             --                --            --           (36.88)%
         Highest contract charges 1.70% Class B (d)     $  7.73             --                --            --           (37.61)%
         All contract charges                                --            241           $ 1,876          1.26%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.80             --                --            --             2.98%
         Highest contract charges 1.70% Class B (d)     $ 12.39             --                --            --             1.72%
         All contract charges                                --            332           $ 4,143          1.00%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.43             --                --            --            16.63%
         Highest contract charges 1.70% Class B (d)     $ 12.18             --                --            --            15.22%
         All contract charges                                --            382           $ 4,671          1.57%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.66             --                --            --             6.59%
         Highest contract charges 1.70% Class B (d)     $ 10.57             --                --            --             5.73%
         All contract charges                                --             73           $   774          1.34%              --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  9.01             --                --            --           (31.27)%
         Highest contract charges 1.70% Class B (d)     $  8.62             --                --            --           (32.13)%
         All contract charges                                --            276           $ 2,408          1.29%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 13.11             --                --            --            10.08%
         Highest contract charges 1.70% Class B (d)     $ 12.70             --                --            --             8.83%
         All contract charges                                --            138           $ 1,764          0.78%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.91             --                --            --            12.13%
         Highest contract charges 1.70% Class B (d)     $ 11.67             --                --            --            10.78%
         All contract charges                                --            111           $ 1,303          1.28%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.62             --                --            --             6.21%
         Highest contract charges 1.70% Class B (d)     $ 10.54             --                --            --             5.40%
         All contract charges                                --             58           $   615          0.89%              --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  7.62             --                --            --           (39.28)%
         Highest contract charges 1.70% Class B (d)     $  7.29             --                --            --           (40.00)%
         All contract charges                                --            578           $ 4,261          1.37%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.55             --                --            --             0.08%
         Highest contract charges 1.70% Class B (d)     $ 12.15             --                --            --            (1.14)%
         All contract charges                                --            681           $ 8,334          0.53%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.54             --                --            --            11.87%
         Highest contract charges 1.70% Class B (d)     $ 12.29             --                --            --            10.52%
         All contract charges                                --            592           $ 7,315          1.10%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 11.21             --                --            --            12.11%
         Highest contract charges 1.70% Class B (d)     $ 11.12             --                --            --            11.22%
         All contract charges                                --            682           $ 7,598          1.53%              --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 11.60             --                --            --           (40.57)%
         Highest contract charges 1.70% Class B         $ 10.61             --                --            --           (41.32)%
         All contract charges                                --          3,497           $37,939          0.88%              --
  2007   Lowest contract charges 0.50% Class B          $ 19.52             --                --            --            13.49%
         Highest contract charges 1.70% Class B         $ 18.08             --                --            --            12.09%
         All contract charges                                --          3,964           $72,987          0.17%              --
  2006   Lowest contract charges 0.50% Class B          $ 17.20             --                --            --             8.78%
         Highest contract charges 1.70% Class B         $ 16.13             --                --            --             7.47%
         All contract charges                                --          4,481           $73,378          0.72%              --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/Marsico Focus (Continued)
----------------------------
  2005   Lowest contract charges 0.50% Class B      $ 15.82               --               --            --           10.15%
         Highest contract charges 1.70% Class B     $ 15.01               --               --            --            8.83%
         All contract charges                            --            4,494         $ 68,290            --              --
  2004   Lowest contract charges 0.50% Class B      $ 14.36               --               --            --            9.96%
         Highest contract charges 1.70% Class B     $ 13.79               --               --            --            8.63%
         All contract charges                            --            4,111         $ 57,243            --              --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  7.36               --               --            --          (49.55)%
         Highest contract charges 1.70% Class B     $  6.66               --               --            --          (50.11)%
         All contract charges                            --            3,909         $ 26,540          0.78%             --
  2007   Lowest contract charges 0.50% Class B      $ 14.59               --               --            --            7.44%
         Highest contract charges 1.70% Class B     $ 13.35               --               --            --            6.21%
         All contract charges                            --            4,894         $ 66,595            --              --
  2006   Lowest contract charges 0.50% Class B      $ 13.58               --               --            --           10.97%
         Highest contract charges 1.70% Class B     $ 12.57               --               --            --            9.63%
         All contract charges                            --            5,941         $ 76,031          3.07%             --
  2005   Lowest contract charges 0.50% Class B      $ 12.23               --               --            --            5.84%
         Highest contract charges 1.70% Class B     $ 11.47               --               --            --            4.56%
         All contract charges                            --            7,030         $ 81,842          7.23%             --
  2004   Lowest contract charges 0.50% Class B      $ 11.56               --               --            --           15.45%
         Highest contract charges 1.70% Class B     $ 10.97               --               --            --           14.06%
         All contract charges                            --            7,409         $ 82,301          2.25%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.23               --               --            --          (39.85)%
         Highest contract charges 1.70% Class B     $  9.74               --               --            --          (40.61)%
         All contract charges                            --            5,140         $ 51,712          1.30%             --
  2007   Lowest contract charges 0.50% Class B      $ 18.67               --               --            --           (2.10)%
         Highest contract charges 1.70% Class B     $ 16.40               --               --            --           (3.30)%
         All contract charges                            --            6,755         $114,184          0.93%             --
  2006   Lowest contract charges 0.50% Class B      $ 19.07               --               --            --           11.92%
         Highest contract charges 1.70% Class B     $ 16.96               --               --            --           10.58%
         All contract charges                            --            8,495         $148,186          0.29%             --
  2005   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --           10.77%
         Highest contract charges 1.70% Class B     $ 15.34               --               --            --            9.44%
         All contract charges                            --           10,049         $158,052          4.50%             --
  2004   Lowest contract charges 0.50% Class B      $ 15.38               --               --            --           17.26%
         Highest contract charges 1.70% Class B     $ 14.02               --               --            --           15.84%
         All contract charges                            --           11,078         $158,871          2.52%             --
EQ/Money Market
---------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 33.25              335         $  1,107          2.05%           1.19%
  2007   1.15% Class A                              $ 32.86              259         $  8,522          4.62%           3.76%
  2006   1.15% Class A                              $ 31.67              262         $  8,297          4.46%           3.53%
  2005   1.15% Class A                              $ 30.59              238         $  7,289          2.56%           1.70%
  2004   1.15% Class A                              $ 30.08              344         $ 10,358          0.79%          (0.13)%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2008   Lowest contract charges 0.00% Class B      $ 44.43               --               --            --            2.11%
         Highest contract charges 1.70% Class B     $ 27.75               --               --            --            0.36%
         All contract charges                            --            4,855         $154,195          2.05%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market (Continued)
---------------------------
  2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
         Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
         All contract charges                                --           3,848          $113,281          4.62%            --
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  4.22              --                --            --         (33.23)%
         Highest contract charges 1.70% Class B (c)     $  3.74              --                --            --         (33.92)%
         All contract charges                                --           1,775          $  6,830          0.27%            --
  2007   Lowest contract charges 0.50% Class B (c)      $  6.32              --                --            --          20.15%
         Highest contract charges 1.70% Class B (c)     $  5.66              --                --            --          18.66%
         All contract charges                                --             554          $  3,227          0.29%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (c)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (c)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (c)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.69              --                --            --         (38.40)%
         Highest contract charges 1.70% Class B (f)     $  6.50              --                --            --         (39.20)%
         All contract charges                                --             576          $  3,775          3.34%            --
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.86              --                --            --           1.12%
         Highest contract charges 1.70% Class B (f)     $ 10.69              --                --            --          (0.09)%
         All contract charges                                --             678          $  7,267            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.90              --                --            --         (41.03)%
         Highest contract charges 1.70% Class B (f)     $  6.71              --                --            --         (41.70)%
         All contract charges                                --             216             1,459          1.09%            --
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.70              --.               --            --           5.22%
         Highest contract charges 1.70% Class B (f)     $ 11.51              --                --            --           3.88%
         All contract charges                                --             236          $  2,725          0.35%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (f)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.87              --                --            --           (39.10)%
         Highest contract charges 1.70% Class B (f)     $  6.68              --                --            --           (39.82)%
         All contract charges                                --              78           $   527          0.65%              --
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.28              --                --            --             2.92%
         Highest contract charges 1.70% Class B (f)     $ 11.10              --                --            --             1.65%
         All contract charges                                --              68           $   756            --               --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --             9.61%
         Highest contract charges 1.70% Class B (f)     $ 10.92              --                --            --             9.20%
         All contract charges                                --              29           $   322          1.99%              --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.68              --                --            --           (38.60)%
         Highest contract charges 1.70% Class B (f)     $  6.50              --                --            --           (39.25)%
         All contract charges                                --              86           $   559          0.06%              --
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --            (2.25)%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --            (3.52)%
         All contract charges                                --              98           $ 1,048          0.37%              --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.13              --                --            --            11.28%
         Highest contract charges 1.70% Class B (f)     $ 11.09              --                --            --            10.86%
         All contract charges                                --              36           $   400          1.49%              --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $ 10.57              --                --            --            (4.52)%
         Highest contract charges 1.70% Class B (d)     $ 10.11              --                --            --            (5.69)%
         All contract charges                                --           3,408           $34,789          3.23%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.07              --                --            --            10.92%
         Highest contract charges 1.70% Class B (d)     $ 10.72              --                --            --             9.61%
         All contract charges                                --           1,487           $16,050          3.24%              --
  2006   Lowest contract charges 0.50% Class B (d)      $  9.98              --                --            --            (0.11)%
         Highest contract charges 1.70% Class B (d)     $  9.78              --                --            --            (1.31)%
         All contract charges                                --           1,072           $10,531          4.50%              --
  2005   Lowest contract charges 0.50% Class B (d)      $  9.99              --                --            --            (0.09)%
         Highest contract charges 1.70% Class B (d)     $  9.91              --                --            --            (0.89)%
         All contract charges                                --             782           $ 7,766          5.60%              --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 17.75              --                --            --            (7.02)%
         Highest contract charges 1.70% Class B         $ 14.75              --                --            --            (8.16)%
         All contract charges                                --             860           $13,225          5.01%              --
  2007   Lowest contract charges 0.50% Class B          $ 19.09              --                --            --             4.03%
         Highest contract charges 1.70% Class B         $ 16.06              --                --            --             2.75%
         All contract charges                                --           1,044           $17,419          4.60%              --
  2006   Lowest contract charges 0.50% Class B          $ 18.35              --                --            --             3.30%
         Highest contract charges 1.70% Class B         $ 15.63              --                --            --             2.06%
         All contract charges                                --           1,222           $19,815          3.51%              --
  2005   Lowest contract charges 0.50% Class B          $ 17.77              --                --            --             1.49%
         Highest contract charges 1.70% Class B         $ 15.31              --                --            --             0.27%
         All contract charges                                --           1,582           $25,077          3.87%              --
  2004   Lowest contract charges 0.50% Class B          $ 17.51              --                --            --             3.23%
         Highest contract charges 1.70% Class B         $ 15.27              --                --            --             1.98%
         All contract charges                                --           1,526           $24,056          3.79%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                     Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $ 10.61            --                 --            --           (2.48)%
         Highest contract charges 1.70% Class B (d)     $ 10.15            --                 --            --           (3.61)%
         All contract charges                                --           491            $ 5,028          6.44%             --
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.88            --                 --            --            4.82%
         Highest contract charges 1.70% Class B (d)     $ 10.53            --                 --            --            3.54%
         All contract charges                                --           468            $ 4,950          3.94%             --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.38            --                 --            --            3.44%
         Highest contract charges 1.70% Class B (d)     $ 10.17            --                 --            --            2.20%
         All contract charges                                --           504            $ 5,152          3.61%             --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.04            --                 --            --            0.36%
         Highest contract charges 1.70% Class B (d)     $  9.96            --                 --            --           (0.44)%
         All contract charges                                --           229            $ 2,289          2.01%             --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 11.85            --                 --            --          (34.49)%
         Highest contract charges 1.70% Class B         $ 10.37            --                 --            --          (35.27)%
         All contract charges                                --         1,489            $15,941          0.79%             --
  2007   Lowest contract charges 0.50% Class B          $ 18.09            --                 --            --           (2.32)%
         Highest contract charges 1.70% Class B         $ 16.02            --                 --            --           (3.49)%
         All contract charges                                --         1,780            $29,335          1.22%             --
  2006   Lowest contract charges 0.50% Class B          $ 18.52            --                 --            --           17.12%
         Highest contract charges 1.70% Class B         $ 16.60            --                 --            --           15.71%
         All contract charges                                --         2,142            $36,481          1.21%             --
  2005   Lowest contract charges 0.50% Class B          $ 15.81            --                 --            --            3.74%
         Highest contract charges 1.70% Class B         $ 14.35            --                 --            --            2.49%
         All contract charges                                --         2,338            $34,342          1.07%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.24            --                 --            --           17.08%
         Highest contract charges 1.70% Class B         $ 14.00            --                 --            --           15.67%
         All contract charges                                --         2,744            $39,236          2.29%             --
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $ 11.86            --                 --            --          (42.51)%
         Highest contract charges 1.70% Class B (c)     $  9.26            --                 --            --          (43.19)%
         All contract charges                                --           891            $ 8,606            --              --
  2007   Lowest contract charges 0.50% Class B (c)      $ 20.63            --                 --            --            6.67%
         Highest contract charges 1.70% Class B (c)     $ 16.30            --                 --            --            5.43%
         All contract charges                                --         1,038            $17,635          0.14%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 19.34            --                 --            --           (4.49)%
         Highest contract charges 1.70% Class B (c)     $ 15.46            --                 --            --           (5.64)%
         All contract charges                                --           100            $ 1,627            --              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 20.25            --                 --            --            3.47%
         Highest contract charges 1.70% Class B (c)     $ 16.39            --                 --            --            2.22%
         All contract charges                                --           113            $ 1,942            --              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 19.57            --                 --            --           12.32%
         Highest contract charges 1.70% Class B (c)     $ 16.03            --                 --            --           12.07%
         All contract charges                                --            21            $   359            --              --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.45            --                 --            --          (41.15)%
         Highest contract charges 1.70% Class B (f)     $  6.27            --                 --            --          (41.84)%
         All contract charges                                --           356            $ 2,250          1.47%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/Templeton Growth (Continued)
-------------------------------
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.96            --                --            --            1.58%
         Highest contract charges 1.70% Class B (f)     $ 10.78            --                --            --            0.28%
         All contract charges                                --           463          $  5,015          0.58%             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.79            --                --            --            7.86%
         Highest contract charges 1.70% Class B (f)     $ 10.75            --                --            --            7.46%
         All contract charges                                --           148          $  1,593          0.35%             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  4.02            --                --            --          (40.36)%
         Highest contract charges 1.70% Class B (c)     $  3.56            --                --            --          (41.06)%
         All contract charges                                --           382          $  1,403          1.14%             --
  2007   Lowest contract charges 0.50% Class B (c)      $  6.74            --                --            --            0.60%
         Highest contract charges 1.70% Class B (c)     $  6.04            --                --            --           (0.49)%
         All contract charges                                --           506          $  3,135          0.69%             --
  2006   Lowest contract charges 0.50% Class B (c)      $  6.70            --                --            --           13.58%
         Highest contract charges 1.70% Class B (c)     $  6.07            --                --            --           12.22%
         All contract charges                                --           567          $  3,532          0.85%             --
  2005   Lowest contract charges 0.50% Class B (c)      $  5.90            --                --            --            8.46%
         Highest contract charges 1.70% Class B (c)     $  5.41            --                --            --            7.16%
         All contract charges                                --           371          $  2,058          1.67%             --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.44            --                --            --           11.67%
         Highest contract charges 1.70% Class B (c)     $  5.05            --                --            --           11.43%
         All contract charges                                --            20          $    106          4.29%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  7.36            --                --            --          (37.25)%
         Highest contract charges 1.70% Class B (d)     $  7.04            --                --            --          (38.03)%
         All contract charges                                --           628          $  4,511          2.39%             --
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.73            --                --            --           (3.06)%
         Highest contract charges 1.70% Class B (d)     $ 11.36            --                --            --           (4.14)%
         All contract charges                                --           491          $  5,623          0.84%             --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.10            --                --            --           15.33%
         Highest contract charges 1.70% Class B (d)     $ 11.85            --                --            --           13.94%
         All contract charges                                --         1,041          $ 12,470          2.74%             --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.49            --                --            --            4.88%
         Highest contract charges 1.70% Class B (d)     $ 10.40            --                --            --            4.04%
         All contract charges                                --           714          $  7,466          1.83%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 12.25            --                --            --          (57.55)%
         Highest contract charges 1.70% Class B         $ 10.67            --                --            --          (58.07)%
         All contract charges                                --         4,221          $ 46,562          0.13%             --
  2007   Lowest contract charges 0.50% Class B          $ 28.86            --                --            --           41.26%
         Highest contract charges 1.70% Class B         $ 25.45            --                --            --           39.61%
         All contract charges                                --         5,020          $131,723            --              --
  2006   Lowest contract charges 0.50% Class B          $ 20.43            --                --            --           36.37%
         Highest contract charges 1.70% Class B         $ 18.23            --                --            --           34.73%
         All contract charges                                --         5,635          $105,586          0.40%             --
  2005   Lowest contract charges 0.50% Class B          $ 14.98            --                --            --           32.12%
         Highest contract charges 1.70% Class B         $ 13.53            --                --            --           30.53%
         All contract charges                                --         5,750          $ 79,754          0.56%             --
  2004   Lowest contract charges 0.50% Class B          $ 11.34            --                --            --           23.06%
         Highest contract charges 1.70% Class B         $ 10.37            --                --            --           21.58%
         All contract charges                                --         5,252          $ 55,642          0.66%             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  8.64             --                --            --           (47.57)%
         Highest contract charges 1.70% Class B (d)     $  8.26             --                --            --           (48.21)%
         All contract charges                                --            821           $ 6,886            --               --
  2007   Lowest contract charges 0.50% Class B (d)      $ 16.48             --                --            --            21.80%
         Highest contract charges 1.70% Class B (d)     $ 15.95             --                --            --            20.29%
         All contract charges                                --            530           $ 8,521          0.39%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 13.53             --                --            --             8.71%
         Highest contract charges 1.70% Class B (d)     $ 13.26             --                --            --             7.40%
         All contract charges                                --            196           $ 2,607          0.34%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 12.44             --                --            --            24.44%
         Highest contract charges 1.70% Class B (d)     $ 12.34             --                --            --            23.44%
         All contract charges                                --            168           $ 2,077            --               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                  $ 37.23            154           $ 5,733          0.37%          (47.16)%
  2007   1.15% Class A                                  $ 70.46            186           $13,100          0.03%           10.37%
  2006   1.15% Class A                                  $ 63.84            227           $14,485          0.05%            4.16%
  2005   1.15% Class A                                  $ 61.29            270           $16,518            --             7.23%
  2004   1.15% Class A                                  $ 57.16            320           $18,274            --            11.08%
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 41.97             --                --            --           (46.95)%
         Highest contract charges 1.70% Class B         $ 31.77             --                --            --           (47.59)%
         All contract charges                                --            342           $11,917          0.37%              --
  2007   Lowest contract charges 0.50% Class B          $ 79.11             --                --            --            10.83%
         Highest contract charges 1.70% Class B         $ 60.62             --                --            --             9.48%
         All contract charges                                --            417           $27,546          0.03%              --
  2006   Lowest contract charges 0.50% Class B          $ 71.38             --                --            --             4.59%
         Highest contract charges 1.70% Class B         $ 55.37             --                --            --             3.33%
         All contract charges                                --            534           $32,006          0.05%              --
  2005   Lowest contract charges 0.50% Class B          $ 68.25             --                --            --             7.66%
         Highest contract charges 1.70% Class B         $ 53.59             --                --            --             6.37%
         All contract charges                                --            658           $38,064            --               --
  2004   Lowest contract charges 0.50% Class B          $ 63.39             --                --            --            11.54%
         Highest contract charges 1.70% Class B         $ 50.38             --                --            --            10.19%
         All contract charges                                --            770           $41,681            --               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 12.94             --                --            --            (1.97)%
         Highest contract charges 1.70% Class B         $ 11.89             --                --            --            (0.76)%
         All contract charges                                --          2,816           $34,157          4.86%              --
  2007   Lowest contract charges 0.50% Class B          $ 12.69             --                --            --             5.66%
         Highest contract charges 1.70% Class B         $ 11.80             --                --            --             4.42%
         All contract charges                                --          3,034           $36,328          4.10%              --
  2006   Lowest contract charge 0.50% Class B           $ 12.01             --                --            --             3.25%
         Highest contract charge 1.70% Class B          $ 11.30             --                --            --             2.01%
         All contract charges                                --          3,476           $39,740          4.10%              --
  2005   Lowest contract charge 0.50% Class B           $ 11.63             --                --            --             1.24%
         Highest contract charge 1.70% Class B          $ 11.08             --                --            --             0.02%
         All contract charges                                --          4,117           $46,047          3.45%              --
  2004   Lowest contract charge 0.50% Class B           $ 11.49             --                --            --             3.37%
         Highest contract charge 1.70% Class B          $ 11.07             --                --            --             2.12%
         All contract charges                                --          4,655           $51,923          3.15%              --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                             Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                   Unit value         (000s)          (000s)     Income ratio**     Return***
                                                  ------------ ------------------- ------------ ---------------- --------------
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B       $  9.96              --                --            --           (27.19)%
         Highest contract charge 1.70% Class B      $  9.15              --                --            --           (28.07)%
         All contract charges                            --             992          $  9,261            --               --
  2007   Lowest contract charge 0.50% Class B       $ 13.68              --                --            --             8.49%
         Highest contract charge 1.70% Class B      $ 12.72              --                --            --             7.16%
         All contract charges                            --             947          $ 12,246            --               --
  2006   Lowest contract charge 0.50% Class B       $ 12.61              --                --            --             4.61%
         Highest contract charge 1.70% Class B      $ 11.87              --                --            --             3.35%
         All contract charges                            --           1,212          $ 14,588          1.00%              --
  2005   Lowest contract charge 0.50% Class B       $ 12.06              --                --            --             6.43%
         Highest contract charge 1.70% Class B      $ 11.49              --                --            --             5.15%
         All contract charges                            --           1,418          $ 16,462          2.49%              --
  2004   Lowest contract charge 0.50% Class B       $ 11.33              --                --            --            11.57%
         Highest contract charge 1.70% Class B      $ 10.93              --                --            --            10.22%
         All contract charges                            --           1,500          $ 16,508          3.77%              --
Multimanager High Yield
-----------------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 26.89              59          $  1,590          8.44%          (24.21)%
  2007   1.15% Class A                              $ 35.48              76          $  2,697          6.89%            2.22%
  2006   1.15% Class A                              $ 34.71              93          $  3,231          6.41%            8.94%
  2005   1.15% Class A                              $ 31.86             110          $  3,518          7.18%            2.13%
  2004   1.15% Class A                              $ 31.20             132          $  4,123          6.32%            7.69%
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 30.12              --                --            --           (23.90)%
         Highest contract charges 1.70% Class B     $ 23.07              --                --            --           (24.80)%
         All contract charges                            --           1,640          $ 40,215          8.44%              --
  2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --             2.62%
         Highest contract charges 1.70% Class B     $ 30.68              --                --            --             1.39%
         All contract charges                            --           2,228          $ 72,319          6.89%              --
  2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --             9.38%
         Highest contract charges 1.70% Class B     $ 30.26              --                --            --             8.07%
         All contract charges                            --           2,673          $ 85,394          6.41%              --
  2005   Lowest contract charges 0.50% Class B      $ 35.26              --                --            --             2.55%
         Highest contract charges 1.70% Class B     $ 28.00              --                --            --             1.31%
         All contract charges                            --           3,191          $ 94,122          7.18%              --
  2004   Lowest contract charges 0.50% Class B      $ 34.38              --                --            --             8.13%
         Highest contract charges 1.70% Class B     $ 27.64              --                --            --             6.82%
         All contract charges                            --           3,675          $106,800          6.32%              --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39              --                --            --           (47.47)%
         Highest contract charge 1.70% Class B      $  9.54              --                --            --           (48.12)%
         All contract charges                            --           1,334          $ 12,979          1.46%              --
  2007   Lowest contract charge 0.50% Class B       $ 19.78              --                --            --            11.88%
         Highest contract charge 1.70% Class B      $ 18.39              --                --            --            10.52%
         All contract charges                            --           1,545          $ 28,884          0.65%              --
  2006   Lowest contract charge 0.50% Class B       $ 17.68              --                --            --            24.69%
         Highest contract charge 1.70% Class B      $ 16.64              --                --            --            23.19%
         All contract charges                            --           1,786          $ 30,134          2.11%              --
  2005   Lowest contract charge 0.50% Class B       $ 14.18              --                --            --            14.87%
         Highest contract charge 1.70% Class B      $ 13.51              --                --            --            13.48%
         All contract charges                            --           1,608          $ 21,954          3.83%              --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.50% Class B      $ 12.35              --                --            --           17.32%
         Highest contract charge 1.70% Class B     $ 11.90              --                --            --           15.90%
         All contract charges                           --           1,633           $19,579          2.14%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B      $  8.09              --                --            --          (39.85)%
         Highest contract charge 1.70% Class B     $  7.43              --                --            --          (40.56)%
         All contract charges                           --             463           $ 3,499          0.45%             --
  2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --            4.51%
         Highest contract charge 1.70% Class B     $ 12.50              --                --            --            3.22%
         All contract charges                           --             625           $ 7,927          0.39%             --
  2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --           13.01%
         Highest contract charge 1.70% Class B     $ 12.11              --                --            --           11.65%
         All contract charges                           --             721           $ 8,833          0.56%             --
  2005   Lowest contract charge 0.50% Class B      $ 11.39              --                --            --            6.20%
         Highest contract charge 1.70% Class B     $ 10.85              --                --            --            4.92%
         All contract charges                           --             854           $ 9,357          0.76%             --
  2004   Lowest contract charge 0.50% Class B      $ 10.72              --                --            --            9.13%
         Highest contract charge 1.70% Class B     $ 10.34              --                --            --            7.81%
         All contract charges                           --             973           $10,142          2.19%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B      $  6.05              --                --            --          (45.64)%
         Highest contract charge 1.70% Class B     $  5.56              --                --            --          (46.28)%
         All contract charges                           --             922           $ 5,223            --              --
  2007   Lowest contract charge 0.50% Class B      $ 11.13              --                --            --           10.64%
         Highest contract charge 1.70% Class B     $ 10.35              --                --            --            9.29%
         All contract charges                           --           1,117           $11,737            --              --
  2006   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --           (0.39)%
         Highest contract charge 1.70% Class B     $  9.47              --                --            --           (1.59)%
         All contract charges                           --           1,480           $14,194            --              --
  2005   Lowest contract charge 0.50% Class B      $ 10.10              --                --            --            6.95%
         Highest contract charge 1.70% Class B     $  9.62              --                --            --            5.67%
         All contract charges                           --           1,677           $16,297            --              --
  2004   Lowest contract charge 0.50% Class B      $  9.44              --                --            --            6.13%
         Highest contract charge 1.70% Class B     $  9.10              --                --            --            4.85%
         All contract charges                           --           1,855           $17,016            --              --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B      $  9.62              --                --            --          (37.73)%
         Highest contract charge 1.70% Class B     $  8.83              --                --            --          (38.55)%
         All contract charges                           --           1,342           $12,087          1.25%             --
  2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --            3.07%
         Highest contract charge 1.70% Class B     $ 14.37              --                --            --            1.91%
         All contract charges                           --           1,619           $23,654          1.07%             --
  2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --           18.73%
         Highest contract charge 1.70% Class B     $ 14.10              --                --            --           17.30%
         All contract charges                           --           1,786           $25,531          2.61%             --
  2005   Lowest contract charge 0.50% Class B      $ 12.62              --                --            --            6.56%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --            5.28%
         All contract charges                           --           1,819           $22,104          2.85%             --
  2004   Lowest contract charge 0.50% Class B      $ 11.84              --                --            --           13.85%
         Highest contract charge 1.70% Class B     $ 11.42              --                --            --           12.48%
         All contract charges                           --           1,724           $19,852          6.21%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B           $  7.13            --                --            --           (43.86)%
         Highest contract charge 1.70% Class B          $  6.55            --                --            --           (44.54)%
         All contract charges                                --         1,350           $ 9,013            --               --
  2007   Lowest contract charge 0.50% Class B           $ 12.70            --                --            --            11.31%
         Highest contract charge 1.70% Class B          $ 11.81            --                --            --             9.96%
         All contract charges                                --         1,704           $20,433            --               --
  2006   Lowest contract charge 0.50% Class B           $ 11.41            --                --            --             9.07%
         Highest contract charge 1.70% Class B          $ 10.74            --                --            --             7.76%
         All contract charges                                --         2,017           $21,934          0.51%              --
  2005   Lowest contract charge 0.50% Class B           $ 10.46            --                --            --             7.84%
         Highest contract charge 1.70% Class B          $  9.96            --                --            --             6.55%
         All contract charges                                --         2,393           $24,089          1.55%              --
  2004   Lowest contract charge 0.50% Class B           $  9.70            --                --            --            11.17%
         Highest contract charge 1.70% Class B          $  9.35            --                --            --             9.83%
         All contract charges                                --         2,748           $25,891          1.55%              --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B           $  9.22            --                --            --           (36.28)%
         Highest contract charge 1.70% Class B          $  8.47            --                --            --           (37.07)%
         All contract charges                                --         1,224           $10,559          0.46%              --
  2007   Lowest contract charge 0.50% Class B           $ 14.47            --                --            --            (0.41)%
         Highest contract charge 1.70% Class B          $ 13.46            --                --            --            (1.61)%
         All contract charges                                --         1,372           $18,748            --               --
  2006   Lowest contract charge 0.50% Class B           $ 14.53            --                --            --            14.16%
         Highest contract charge 1.70% Class B          $ 13.68            --                --            --            12.79%
         All contract charges                                --         1,931           $26,757          1.63%              --
  2005   Lowest contract charge 0.50% Class B           $ 12.73            --                --            --             6.81%
         Highest contract charge 1.70% Class B          $ 12.13            --                --            --             5.53%
         All contract charges                                --         2,164           $26,520          6.25%              --
  2004   Lowest contract charge 0.50% Class B           $ 11.92            --                --            --            14.61%
         Highest contract charge 1.70% Class B          $ 11.49            --                --            --            13.23%
         All contract charges                                --         2,950           $34,188          3.92%              --
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  5.60            --                --            --           (42.39)%
         Highest contract charges 1.70% Class B (c)     $  4.95            --                --            --           (43.17)%
         All contract charges                                --           811           $ 4,168            --               --
  2007   Lowest contract charges 0.50% Class B (c)      $  9.72            --                --            --             3.18%
         Highest contract charges 1.70% Class B (c)     $  8.71            --                --            --             1.99%
         All contract charges                                --         1,163           $10,398            --               --
  2006   Lowest contract charges 0.50% Class B (c)      $  9.42            --                --            --             9.66%
         Highest contract charges 1.70% Class B (c)     $  8.54            --                --            --             8.34%
         All contract charges                                --           734           $ 6,421          1.54%              --
  2005   Lowest contract charges 0.50% Class B (c)      $  8.59            --                --            --             6.95%
         Highest contract charges 1.70% Class B (c)     $  7.89            --                --            --             5.67%
         All contract charges                                --           441           $ 3,552          3.12%              --
  2004   Lowest contract charges 0.50% Class B (c)      $  8.04            --                --            --            14.09%
         Highest contract charges 1.70% Class B (c)     $  7.46            --                --            --            13.83%
         All contract charges                                --           123           $   937            --               --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Concluded)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                   Unit value         (000s)          (000s)     Income ratio**     Return***
                                                  ------------ ------------------- ------------ ---------------- --------------
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.78              --                --            --           (38.20)%
         Highest contract charges 1.70% Class B     $ 10.31              --                --            --           (38.92)%
         All contract charges                            --           1,103           $11,746          0.22%              --
  2007   Lowest contract charges 0.50% Class B      $ 19.06              --                --            --           (10.31)%
         Highest contract charges 1.70% Class B     $ 16.88              --                --            --           (11.39)%
         All contract charges                            --           1,623           $28,199          0.27%              --
  2006   Lowest contract charges 0.50% Class B      $ 21.25              --                --            --            15.53%
         Highest contract charges 1.70% Class B     $ 19.05              --                --            --            14.14%
         All contract charges                            --           2,245           $43,882          5.12%              --
  2005   Lowest contract charges 0.50% Class B      $ 18.39              --                --            --             4.16%
         Highest contract charges 1.70% Class B     $ 16.69              --                --            --             2.91%
         All contract charges                            --           2,709           $46,249          4.27%              --
  2004   Lowest contract charges 0.50% Class B      $ 17.65              --                --            --            16.52%
         Highest contract charges 1.70% Class B     $ 16.22              --                --            --            15.12%
         All contract charges                            --           2,865           $47,417          5.86%              --
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B       $  6.85              --                --            --           (47.35)%
         Highest contract charge 1.70% Class B      $  6.29              --                --            --           (48.02)%
         All contract charges                            --           2,388           $15,263            --               --
  2007   Lowest contract charge 0.50% Class B       $ 13.01              --                --            --            17.63%
         Highest contract charge 1.70% Class B      $ 12.10              --                --            --            16.23%
         All contract charges                            --           2,895           $35,481            --               --
  2006   Lowest contract charge 0.50% Class B       $ 11.06              --                --            --             6.76%
         Highest contract charge 1.70% Class B      $ 10.41              --                --            --             5.48%
         All contract charges                            --           3,420           $35,985            --               --
  2005   Lowest contract charge 0.50% Class B       $ 10.36              --                --            --            10.71%
         Highest contract charge 1.70% Class B      $  9.87              --                --            --             9.38%
         All contract charges                            --           4,223           $42,059            --               --
  2004   Lowest contract charge 0.50% Class B       $  9.36              --                --            --             4.46%
         Highest contract charge 1.70% Class B      $  9.02              --                --            --             3.20%
         All contract charges                            --           5,125           $46,563          1.09%              --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k) Units were made available for sale on May 29, 2007.
(l) Units were made available for sale on July 2, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-35
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007.........................................  FSA-48
   Notes to Financial Statements........................................  FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006......................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006...............     F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2008, 2007 and 2006...................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                               AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                                 Allocation        Allocation            Allocation
                                                              ---------------   ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $2,198,631,703     $1,340,768,352        $1,241,918,705
Receivable for The Trusts shares sold.......................              --          2,744,531                    --
Receivable for policy-related transactions..................       2,024,597                 --             1,357,385
                                                              --------------     --------------        --------------
  Total assets..............................................   2,200,656,300      1,343,512,883         1,243,276,090
                                                              --------------     --------------        --------------
Liabilities:
Payable for The Trusts shares purchased.....................       2,024,597                 --             1,357,385
Payable for policy-related transactions.....................              --          2,744,531                    --
                                                              --------------     --------------        --------------
  Total liabilities.........................................       2,024,597          2,744,531             1,357,385
                                                              --------------     --------------        --------------
Net Assets..................................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Net Assets:
Accumulation Units..........................................   2,198,544,523      1,340,727,854         1,241,651,047
Retained by AXA Equitable in Separate Account No. 49........          87,180             40,498               267,658
                                                              --------------     --------------        --------------
Total net assets............................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Investments in shares of The Trusts, at cost................  $3,607,878,894     $1,507,814,118        $1,557,082,455
The Trusts shares held
 Class A....................................................              --                 --                    --
 Class B....................................................     269,693,609        146,807,062           142,190,324



                                                               AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                                Allocation         Allocation          Common Stock
                                                             ---------------   -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........... $5,362,020,192     $ 8,197,834,399        $617,645,189
Receivable for The Trusts shares sold.......................             --                  --             182,224
Receivable for policy-related transactions..................      6,480,626           6,291,147                  --
                                                             --------------     ---------------        ------------
  Total assets..............................................  5,368,500,818       8,204,125,546         617,827,413
                                                             --------------     ---------------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................      6,480,626           6,291,147                  --
Payable for policy-related transactions.....................             --                  --             182,224
                                                             --------------     ---------------        ------------
  Total liabilities.........................................      6,480,626           6,291,147             182,224
                                                             --------------     ---------------        ------------
Net Assets.................................................. $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Net Assets:
Accumulation Units..........................................  5,361,993,448       8,197,685,886         617,519,769
Retained by AXA Equitable in Separate Account No. 49........         26,744             148,513             125,420
                                                             --------------     ---------------        ------------
Total net assets............................................ $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Investments in shares of The Trusts, at cost................ $7,137,470,784     $12,083,819,370        $997,822,997
The Trusts shares held
 Class A....................................................             --                  --                  --
 Class B....................................................    456,144,406         935,485,561          55,887,701

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                                Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                Securities           International        Small Cap Growth
                                                           --------------------  --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........      $401,670,396         $  607,962,616          $280,421,943
Receivable for The Trusts shares sold....................                --                     --                    --
Receivable for policy-related transactions...............           174,429                 27,197                 4,928
                                                               ------------         --------------          ------------
  Total assets...........................................       401,844,825            607,989,813           280,426,871
                                                               ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................           174,429                  1,197                 4,928
Payable for policy-related transactions..................                --                     --                    --
                                                               ------------         --------------          ------------
  Total liabilities......................................           174,429                  1,197                 4,928
                                                               ------------         --------------          ------------
Net Assets...............................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Net Assets:
Accumulation Units.......................................       401,655,205            607,987,723           280,414,007
Retained by AXA Equitable in Separate Account No. 49.....            15,191                    893                 7,936
                                                               ------------         --------------          ------------
Total net assets.........................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Investments in shares of The Trusts, at cost.............      $406,793,463         $1,192,484,652          $475,926,870
The Trusts shares held
 Class A.................................................                --                     --                    --
 Class B.................................................        40,722,191             91,896,563            32,011,781



                                                               EQ/Ariel          EQ/AXA Rosenberg        EQ/BlackRock
                                                           Appreciation II   Value Long/Short Equity  Basic Value Equity
                                                           ---------------   -----------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value........    $44,146,841           $146,200,558          $522,266,147
Receivable for The Trusts shares sold....................             --                 16,521                    --
Receivable for policy-related transactions...............         24,247                  2,479               609,020
                                                             -----------           ------------          ------------
  Total assets...........................................     44,171,088            146,219,558           522,875,167
                                                             -----------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................         24,247                     --               609,020
Payable for policy-related transactions..................             --                     --                    --
                                                             -----------           ------------          ------------
  Total liabilities......................................         24,247                     --               609,020
                                                             -----------           ------------          ------------
Net Assets...............................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Net Assets:
Accumulation Units.......................................     43,128,220            146,218,673           522,247,447
Retained by AXA Equitable in Separate Account No. 49.....      1,018,621                    885                18,700
                                                             -----------           ------------          ------------
Total net assets.........................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Investments in shares of The Trusts, at cost.............    $66,936,069           $153,998,251          $815,851,364
The Trusts shares held
 Class A.................................................         10,482                     --                    --
 Class B.................................................      6,636,517             14,489,649            53,898,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                              International Value      Equity Income     Socially Responsible
                                                             --------------------- -------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $592,888,008         $157,471,117           $36,094,424
Receivable for The Trusts shares sold.......................                --                   --                    --
Receivable for policy-related transactions..................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
  Total assets..............................................       594,419,895          157,555,567            36,098,879
                                                                  ------------         ------------           -----------
Liabilities:
Payable for The Trusts shares purchased.....................         1,531,887               84,450                 4,455
Payable for policy-related transactions.....................                --                   --                    --
                                                                  ------------         ------------           -----------
  Total liabilities.........................................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
Net Assets..................................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Net Assets:
Accumulation Units..........................................       592,815,585          157,389,829            36,090,048
Retained by AXA Equitable in Separate Account No. 49........            72,423               81,288                 4,376
                                                                  ------------         ------------           -----------
Total net assets............................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Investments in shares of The Trusts, at cost................      $992,576,864         $228,866,380           $59,889,243
The Trusts shares held
 Class A....................................................                --                   --                    --
 Class B....................................................        68,198,763           36,835,681             7,370,145



                                                                  EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                               Guardian Growth   Guardian Research    High Yield Bond
                                                              ----------------- ------------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $263,939,219      $  757,792,183       $131,761,953
Receivable for The Trusts shares sold.......................          124,825             207,834                 --
Receivable for policy-related transactions..................               --                  --            582,313
                                                                 ------------      --------------       ------------
  Total assets..............................................      264,064,044         758,000,017        132,344,266
                                                                 ------------      --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --                  --            582,313
Payable for policy-related transactions.....................          124,825             207,834                 --
                                                                 ------------      --------------       ------------
  Total liabilities.........................................          124,825             207,834            582,313
                                                                 ------------      --------------       ------------
Net Assets..................................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Net Assets:
Accumulation Units..........................................      263,886,281         757,786,834        131,696,077
Retained by AXA Equitable in Separate Account No. 49........           52,938               5,349             65,876
                                                                 ------------      --------------       ------------
Total net assets............................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Investments in shares of The Trusts, at cost................     $411,234,495      $1,189,796,461       $172,393,134
The Trusts shares held
 Class A....................................................               --                  --                 --
 Class B....................................................       30,044,236          93,257,083         40,707,272

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Davis
                                                                 New York        EQ/Equity         EQ/Evergreen
                                                                 Venture         500 Index      International Bond
                                                             --------------- ----------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $242,865,969    $  912,777,058       $413,274,116
Receivable for The Trusts shares sold.......................            --           901,696            554,618
Receivable for policy-related transactions..................       120,884                --                 --
                                                              ------------    --------------       ------------
  Total assets..............................................   242,986,853       913,678,754        413,828,734
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        76,884                --                 --
Payable for policy-related transactions.....................            --           901,696            509,618
                                                              ------------    --------------       ------------
  Total liabilities.........................................        76,884           901,696            509,618
                                                              ------------    --------------       ------------
Net Assets..................................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Net Assets:
Accumulation Units..........................................   242,909,648       912,728,885        413,318,609
Retained by AXA Equitable in Separate Account No. 49........           321            48,173                507
                                                              ------------    --------------       ------------
Total net assets............................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost................  $373,213,612    $1,330,289,666       $472,994,978
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    36,168,162        58,208,520         43,237,231



                                                               EQ/Evergreen    EQ/Franklin      EQ/Franklin
                                                                   Omega          Income      Small Cap Value
                                                              -------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $129,004,382   $425,712,289     $ 74,531,038
Receivable for The Trusts shares sold.......................             --             --               --
Receivable for policy-related transactions..................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
  Total assets..............................................    129,098,589    425,856,867       74,811,557
                                                               ------------   ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................         94,207        144,578          280,519
Payable for policy-related transactions.....................             --             --               --
                                                               ------------   ------------     ------------
  Total liabilities.........................................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
Net Assets..................................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Net Assets:
Accumulation Units..........................................    128,961,611    425,663,187       74,460,493
Retained by AXA Equitable in Separate Account No. 49........         42,771         49,102           70,545
                                                               ------------   ------------     ------------
Total net assets............................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Investments in shares of The Trusts, at cost................   $173,059,493   $660,641,947     $104,585,753
The Trusts shares held
 Class A....................................................             --             --               --
 Class B....................................................     20,085,680     66,501,368       11,493,110

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Franklin        EQ/GAMCO
                                                                  Templeton        Mergers and   EQ/GAMCO Small
                                                              Founding Strategy   Acquisitions    Company Value
                                                             ------------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $  996,121,628    $110,956,013    $392,679,712
Receivable for The Trusts shares sold.......................                --              --              --
Receivable for policy-related transactions..................         1,194,880          82,015         319,791
                                                                --------------    ------------    ------------
  Total assets..............................................       997,316,508     111,038,028     392,999,503
                                                                --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         1,194,880          20,015         282,791
Payable for policy-related transactions.....................                --              --              --
                                                                --------------    ------------    ------------
  Total liabilities.........................................         1,194,880          20,015         282,791
                                                                --------------    ------------    ------------
Net Assets..................................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Net Assets:
Accumulation Units..........................................       996,067,806     111,017,287     392,716,505
Retained by AXA Equitable in Separate Account No. 49........            53,822             726             207
                                                                --------------    ------------    ------------
Total net assets............................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Investments in shares of The Trusts, at cost................    $1,524,407,409    $135,140,303    $559,944,836
The Trusts shares held
 Class A....................................................            10,822               3              --
 Class B....................................................       174,099,996      11,037,168      18,722,816



                                                              EQ/International                          EQ/International
                                                                  Core PLUS      EQ/International ETF        Growth
                                                             ------------------ ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $554,322,481          $1,603,884          $168,048,135
Receivable for The Trusts shares sold.......................              --                  --                    --
Receivable for policy-related transactions..................          32,751                  --               144,727
                                                                ------------          ----------          ------------
  Total assets..............................................     554,355,232           1,603,884           168,192,862
                                                                ------------          ----------          ------------
Liabilities:
Payable for The Trusts shares purchased.....................          32,751                  --               144,727
Payable for policy-related transactions.....................              --                  --                    --
                                                                ------------          ----------          ------------
  Total liabilities.........................................          32,751                  --               144,727
                                                                ------------          ----------          ------------
Net Assets..................................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Net Assets:
Accumulation Units..........................................     554,312,199                  --           168,006,702
Retained by AXA Equitable in Separate Account No. 49........          10,282           1,603,884                41,433
                                                                ------------          ----------          ------------
Total net assets............................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Investments in shares of The Trusts, at cost................    $973,213,983          $2,460,167          $264,845,756
The Trusts shares held
 Class A....................................................              --             126,923                    --
 Class B....................................................      81,530,345             125,863            40,055,290

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Large Cap
                                                                 Core Bond      Value Opportunities     Core PLUS
                                                             ----------------- --------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  913,336,047        $210,569,258      $129,360,305
Receivable for The Trusts shares sold.......................         200,694              24,924            11,311
Receivable for policy-related transactions..................              --                  --                --
                                                              --------------        ------------      ------------
  Total assets..............................................     913,536,741         210,594,182       129,371,616
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --                --
Payable for policy-related transactions.....................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
  Total liabilities.........................................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
Net Assets..................................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Net Assets:
Accumulation Units..........................................     913,344,774         210,531,131       129,336,542
Retained by AXA Equitable in Separate Account No. 49........             273              38,127            23,763
                                                              --------------        ------------      ------------
Total net assets............................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost................  $1,073,540,018        $370,569,015      $202,475,796
The Trusts shares held
 Class A....................................................              --                  --                --
 Class B....................................................      97,451,850          31,151,061        22,841,964



                                                               EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                               Growth Index    Growth PLUS    Value Index
                                                              -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $245,932,260   $193,224,784   $ 76,510,005
Receivable for The Trusts shares sold.......................         78,029             --         24,434
Receivable for policy-related transactions..................             --        811,993             --
                                                               ------------   ------------   ------------
  Total assets..............................................    246,010,289    194,036,777     76,534,439
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --        811,993             --
Payable for policy-related transactions.....................         78,029             --         24,434
                                                               ------------   ------------   ------------
  Total liabilities.........................................         78,029        811,993         24,434
                                                               ------------   ------------   ------------
Net Assets..................................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Net Assets:
Accumulation Units..........................................    245,886,982    193,192,830     75,141,233
Retained by AXA Equitable in Separate Account No. 49........         45,278         31,954      1,368,772
                                                               ------------   ------------   ------------
Total net assets............................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost................   $319,797,615   $276,865,077   $169,626,097
The Trusts shares held
 Class A....................................................             --             --         10,820
 Class B....................................................     44,153,009     17,654,996     18,062,720

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Large Cap       EQ/Long        EQ/Lord Abbett
                                                                 Value PLUS       Term Bond     Growth and Income
                                                             ----------------- --------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $1,114,995,607    $136,541,572       $ 93,546,882
Receivable for The Trusts shares sold.......................         328,034         103,352                 --
Receivable for policy-related transactions..................              --              --             92,912
                                                              --------------    ------------       ------------
  Total assets..............................................   1,115,323,641     136,644,924         93,639,794
                                                              --------------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              --             92,912
Payable for policy-related transactions.....................         328,034         103,352                 --
                                                              --------------    ------------       ------------
  Total liabilities.........................................         328,034         103,352             92,912
                                                              --------------    ------------       ------------
Net Assets..................................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Net Assets:
Accumulation Units..........................................   1,114,977,172     136,536,833         93,539,904
Retained by AXA Equitable in Separate Account No. 49........          18,435           4,739              6,978
                                                              --------------    ------------       ------------
Total net assets............................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Investments in shares of The Trusts, at cost................  $2,080,253,752    $133,795,872       $144,407,579
The Trusts shares held
 Class A....................................................              --              --                 --
 Class B....................................................     144,303,879      10,060,017         12,409,529



                                                               EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                               Large Cap Core    Mid Cap Value       Focus
                                                              ---------------- ----------------  ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 85,244,148     $190,310,610    $1,143,654,720
Receivable for The Trusts shares sold.......................       1,119,918           24,821             8,484
Receivable for policy-related transactions..................              --               --                --
                                                                ------------     ------------    --------------
  Total assets..............................................      86,364,066      190,335,431     1,143,663,204
                                                                ------------     ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --               --                --
Payable for policy-related transactions.....................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
  Total liabilities.........................................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
Net Assets..................................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Net Assets:
Accumulation Units..........................................      85,137,695      190,154,772     1,143,520,264
Retained by AXA Equitable in Separate Account No. 49........         106,453          155,838           134,456
                                                                ------------     ------------    --------------
Total net assets............................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Investments in shares of The Trusts, at cost................    $111,429,125     $325,072,991    $1,699,463,545
The Trusts shares held
 Class A....................................................           1,838               --                --
 Class B....................................................       9,982,894       28,120,424       111,548,786

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Mid Cap       EQ/Mid Cap
                                                                   Index          Value PLUS    EQ/Money Market
                                                             ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  501,016,737    $400,063,290    $1,494,248,659
Receivable for The Trusts shares sold.......................              --         568,305           275,352
Receivable for policy-related transactions..................          71,932              --           682,576
                                                              --------------    ------------    --------------
  Total assets..............................................     501,088,669     400,631,595     1,495,206,587
                                                              --------------    ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................          71,932              --           682,576
Payable for policy-related transactions.....................              --         568,305           549,039
                                                              --------------    ------------    --------------
  Total liabilities.........................................          71,932         568,305         1,231,615
                                                              --------------    ------------    --------------
Net Assets..................................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Net Assets:
Accumulation Units..........................................     500,885,732     400,021,681     1,493,712,447
Retained by AXA Equitable in Separate Account No. 49........         131,005          41,609           262,525
                                                              --------------    ------------    --------------
Total net assets............................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Investments in shares of The Trusts, at cost................  $1,017,839,781    $813,503,785    $1,494,473,530
The Trusts shares held
 Class A....................................................              --              --                --
 Class B....................................................     101,671,872      65,587,707     1,494,120,569


                                                                EQ/Montag &                        EQ/Oppenheimer
                                                              Caldwell Growth   EQ/Mutual Shares       Global
                                                             ----------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $143,898,720      $205,351,897      $ 89,375,404
Receivable for The Trusts shares sold.......................              --                --                --
Receivable for policy-related transactions..................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
  Total assets..............................................     144,167,520       205,545,636        89,409,219
                                                                ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................         268,800           193,739            33,815
Payable for policy-related transactions.....................              --                --                --
                                                                ------------      ------------      ------------
  Total liabilities.........................................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
Net Assets..................................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Net Assets:
Accumulation Units..........................................     143,894,053       205,167,972        89,279,982
Retained by AXA Equitable in Separate Account No. 49........           4,667           183,925            95,422
                                                                ------------      ------------      ------------
Total net assets............................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Investments in shares of The Trusts, at cost................    $189,588,633      $336,788,953      $140,506,768
The Trusts shares held
 Class A....................................................              --            16,092             7,420
 Class B....................................................      32,706,012        32,003,148        13,369,719

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Oppenheimer  EQ/Oppenheimer
                                                               Main Street      Main Street        EQ/PIMCO
                                                               Opportunity       Small Cap       Real Return
                                                             --------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $33,021,294      $54,358,567    $  917,877,204
Receivable for The Trusts shares sold.......................            --               --                --
Receivable for policy-related transactions..................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
  Total assets..............................................    33,044,585       54,405,893       918,482,005
                                                               -----------      -----------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        23,291           47,326           604,801
Payable for policy-related transactions.....................            --               --                --
                                                               -----------      -----------    --------------
  Total liabilities.........................................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
Net Assets..................................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Net Assets:
Accumulation Units..........................................    27,159,952       49,305,478       917,804,939
Retained by AXA Equitable in Separate Account No. 49........     5,861,342        5,053,089            72,265
                                                               -----------      -----------    --------------
Total net assets............................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Investments in shares of The Trusts, at cost................   $51,037,664      $84,763,567    $1,041,808,074
The Trusts shares held
 Class A....................................................       455,882          391,178            11,255
 Class B....................................................     4,668,020        7,996,692        98,848,862



                                                                 EQ/Quality       EQ/Short       EQ/Small
                                                                 Bond PLUS     Duration Bond   Company Index
                                                              --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $326,287,401    $141,795,528    $282,566,957
Receivable for The Trusts shares sold.......................        210,566         249,734              --
Receivable for policy-related transactions..................             --              --         803,028
                                                               ------------    ------------    ------------
  Total assets..............................................    326,497,967     142,045,262     283,369,985
                                                               ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --              --         803,028
Payable for policy-related transactions.....................        210,566         249,734              --
                                                               ------------    ------------    ------------
  Total liabilities.........................................        210,566         249,734         803,028
                                                               ------------    ------------    ------------
Net Assets..................................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Net Assets:
Accumulation Units..........................................    326,276,911     141,793,330     282,431,668
Retained by AXA Equitable in Separate Account No. 49........         10,490           2,198         135,289
                                                               ------------    ------------    ------------
Total net assets............................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Investments in shares of The Trusts, at cost................   $372,475,847    $153,460,278    $466,434,822
The Trusts shares held
 Class A....................................................             --           5,840              --
 Class B....................................................     37,462,509      15,224,141      41,749,726

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/T. Rowe Price   EQ/Templeton         EQ/UBS
                                                                Growth Stock        Growth      Growth and Income
                                                             ------------------ -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $167,269,498     $149,797,557      $48,070,362
Receivable for The Trusts shares sold.......................              --               --               --
Receivable for policy-related transactions..................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
  Total assets..............................................     167,344,320      149,811,401       48,072,880
                                                                ------------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................          74,822           13,844            2,518
Payable for policy-related transactions.....................              --               --               --
                                                                ------------     ------------      -----------
  Total liabilities.........................................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
Net Assets..................................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Net Assets:
Accumulation Units..........................................     167,244,401      149,787,852       48,056,767
Retained by AXA Equitable in Separate Account No. 49........          25,097            9,705           13,595
                                                                ------------     ------------      -----------
Total net assets............................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Investments in shares of The Trusts, at cost................    $266,856,760     $250,241,249      $75,944,653
The Trusts shares held
 Class A....................................................               5               --               --
 Class B....................................................      13,499,442       23,694,696       11,923,038



                                                                                EQ/Van Kampen
                                                               EQ/Van Kampen   Emerging Markets   EQ/Van Kampen
                                                                  Comstock          Equity        Mid Cap Growth
                                                              --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value...........   $185,053,421     $  696,090,827    $210,352,684
Receivable for The Trusts shares sold.......................         38,676                 --              --
Receivable for policy-related transactions..................             --            418,806         193,356
                                                               ------------     --------------    ------------
  Total assets..............................................    185,092,097        696,509,633     210,546,040
                                                               ------------     --------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --            391,806         193,356
Payable for policy-related transactions.....................         38,676                 --              --
                                                               ------------     --------------    ------------
  Total liabilities.........................................         38,676            391,806         193,356
                                                               ------------     --------------    ------------
Net Assets..................................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Net Assets:
Accumulation Units..........................................    185,023,568        696,117,827     210,338,843
Retained by AXA Equitable in Separate Account No. 49........         29,853                 --          13,841
                                                               ------------     --------------    ------------
Total net assets............................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Investments in shares of The Trusts, at cost................   $297,592,481     $1,445,771,000    $358,070,784
The Trusts shares held
 Class A....................................................             --                 --              --
 Class B....................................................     27,956,782         91,354,695      25,433,292

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Van Kampen     Multimanager     Multimanager
                                                               Real Estate   Aggressive Equity     Core Bond
                                                             -------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $290,998,270      $ 67,742,645     $734,752,733
Receivable for The Trusts shares sold.......................        26,667            19,919               --
Receivable for policy-related transactions..................            --                --          243,736
                                                              ------------      ------------     ------------
  Total assets..............................................   291,024,937        67,762,564      734,996,469
                                                              ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................            --                --          243,736
Payable for policy-related transactions.....................        26,667            19,919               --
                                                              ------------      ------------     ------------
  Total liabilities.........................................        26,667            19,919          243,736
                                                              ------------      ------------     ------------
Net Assets..................................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Net Assets:
Accumulation Units..........................................   290,992,723        67,727,406      734,371,111
Retained by AXA Equitable in Separate Account No. 49........         5,547            15,239          381,622
                                                              ------------      ------------     ------------
Total net assets............................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Investments in shares of The Trusts, at cost................  $555,718,638      $111,928,061     $761,069,347
The Trusts shares held
 Class A....................................................            --                --               --
 Class B....................................................    60,462,406         4,046,753       74,393,029



                                                              Multimanager   Multimanager       Multimanager
                                                               Health Care    High Yield    International Equity
                                                             -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $241,339,483   $531,806,711       $356,075,829
Receivable for The Trusts shares sold.......................            --             --                 --
Receivable for policy-related transactions..................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
  Total assets..............................................   241,609,611    532,000,590        356,181,482
                                                              ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................       270,128        193,879            105,653
Payable for policy-related transactions.....................            --             --                 --
                                                              ------------   ------------       ------------
  Total liabilities.........................................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
Net Assets..................................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Net Assets:
Accumulation Units..........................................   241,324,268    531,727,181        355,984,590
Retained by AXA Equitable in Separate Account No. 49........        15,215         79,530             91,239
                                                              ------------   ------------       ------------
Total net assets............................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Investments in shares of The Trusts, at cost................  $323,340,590   $797,253,557       $614,105,897
The Trusts shares held
 Class A....................................................            --             --                 --
 Class B....................................................    30,460,526    149,861,366         42,997,798

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager
                                                                Large Cap       Multimanager       Multimanager
                                                               Core Equity    Large Cap Growth   Large Cap Value
                                                             --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 96,573,555      $166,671,952       $353,379,357
Receivable for The Trusts shares sold.......................            --                --                 --
Receivable for policy-related transactions..................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
  Total assets..............................................    96,658,432       166,735,313        353,504,726
                                                              ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        84,877            63,361            125,369
Payable for policy-related transactions.....................            --                --                 --
                                                              ------------      ------------       ------------
  Total liabilities.........................................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
Net Assets..................................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Net Assets:
Accumulation Units..........................................    96,550,822       166,651,091        353,373,197
Retained by AXA Equitable in Separate Account No. 49........        22,733            20,861              6,160
                                                              ------------      ------------       ------------
Total net assets............................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Investments in shares of The Trusts, at cost................  $148,654,175      $294,363,171       $562,995,951
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    13,824,518        31,565,389         48,970,223



                                                                                                Multimanager
                                                                Multimanager     Multimanager     Small Cap
                                                               Mid Cap Growth   Mid Cap Value      Growth
                                                              ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $216,711,039    $234,433,676    $135,537,202
Receivable for The Trusts shares sold.......................              --         242,895              --
Receivable for policy-related transactions..................         110,537              --         132,728
                                                                ------------    ------------    ------------
  Total assets..............................................     216,821,576     234,676,571     135,669,930
                                                                ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         108,809              --         132,728
Payable for policy-related transactions.....................              --         242,895              --
                                                                ------------    ------------    ------------
  Total liabilities.........................................         108,809         242,895         132,728
                                                                ------------    ------------    ------------
Net Assets..................................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Net Assets:
Accumulation Units..........................................     216,712,767     234,378,984     135,528,471
Retained by AXA Equitable in Separate Account No. 49........              --          54,692           8,731
                                                                ------------    ------------    ------------
Total net assets............................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Investments in shares of The Trusts, at cost................    $382,671,037    $392,663,208    $236,572,383
The Trusts shares held
 Class A....................................................              --              --              --
 Class B....................................................      43,370,442      41,404,944      26,368,162

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Multimanager    Multimanager   Target 2015
                                                              Small Cap Value    Technology     Allocation
                                                             ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $368,970,510    $192,768,758       $--
Receivable for The Trusts shares sold.......................          30,000              --        --
Receivable for policy-related transactions..................              --          45,792        --
                                                                ------------    ------------       ---
  Total assets..............................................     369,000,510     192,814,550        --
                                                                ------------    ------------       ---
Liabilities:
Payable for The Trusts shares purchased.....................              --          45,792        --
Payable for policy-related transactions.....................          30,000              --        --
                                                                ------------    ------------       ---
  Total liabilities.........................................          30,000          45,792        --
                                                                ------------    ------------       ---
Net Assets..................................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Net Assets:
Accumulation Units..........................................     368,922,661     192,697,108        --
Retained by AXA Equitable in Separate Account No. 49........          47,849          71,650        --
                                                                ------------    ------------       ---
Total net assets............................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Investments in shares of The Trusts, at cost................    $702,869,960    $311,640,255       $--
The Trusts shares held
 Class A....................................................               8              --        --
 Class B....................................................      53,236,974      28,066,508        --



                                                               Target 2025   Target 2035   Target 2045
                                                                Allocation    Allocation    Allocation
                                                              ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........       $--       $  730,151    $  698,248
Receivable for The Trusts shares sold.......................        --               --            --
Receivable for policy-related transactions..................        --               --            --
                                                                   ---       ----------    ----------
  Total assets..............................................        --          730,151       698,248
                                                                   ---       ----------    ----------
Liabilities:
Payable for The Trusts shares purchased.....................        --               --            --
Payable for policy-related transactions.....................        --               --            --
                                                                   ---       ----------    ----------
  Total liabilities.........................................        --               --            --
                                                                   ---       ----------    ----------
Net Assets..................................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Net Assets:
Accumulation Units..........................................        --               --            --
Retained by AXA Equitable in Separate Account No. 49........        --          730,151       698,248
                                                                   ---       ----------    ----------
Total net assets............................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Investments in shares of The Trusts, at cost................       $--       $1,094,503    $1,113,748
The Trusts shares held
 Class A....................................................        --           55,525        56,476
 Class B....................................................        --           55,190        56,140

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2008



                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
AXA Aggressive Allocation................     Class B 0.50%        $  8.62                    --
AXA Aggressive Allocation................     Class B 0.95%        $  8.44                   118
AXA Aggressive Allocation................     Class B 1.15%        $  8.35                   471
AXA Aggressive Allocation................     Class B 1.20%        $  8.33                 3,515
AXA Aggressive Allocation................     Class B 1.25%        $  9.22                23,024
AXA Aggressive Allocation................     Class B 1.30%        $  8.75                49,051
AXA Aggressive Allocation................     Class B 1.35%        $  8.27                 1,566
AXA Aggressive Allocation................     Class B 1.40%        $  8.25                 5,254
AXA Aggressive Allocation................     Class B 1.50%        $  9.10                22,425
AXA Aggressive Allocation................     Class B 1.55%        $  8.19                44,143
AXA Aggressive Allocation................     Class B 1.60%        $  8.17                 2,922
AXA Aggressive Allocation................     Class B 1.65%        $  9.02                88,738
AXA Aggressive Allocation................     Class B 1.70%        $  9.00                 8,484
AXA Aggressive Allocation................     Class B 1.80%        $  8.09                     4
AXA Aggressive Allocation................     Class B 1.90%        $  8.05                    49
AXA Conservative Allocation..............     Class B 0.50%        $ 10.43                    --
AXA Conservative Allocation..............     Class B 0.95%        $ 10.20                    --
AXA Conservative Allocation..............     Class B 1.15%        $ 10.10                   211
AXA Conservative Allocation..............     Class B 1.20%        $ 10.08                 4,014
AXA Conservative Allocation..............     Class B 1.25%        $ 10.54                11,977
AXA Conservative Allocation..............     Class B 1.30%        $ 10.51                16,158
AXA Conservative Allocation..............     Class B 1.35%        $ 10.00                 2,542
AXA Conservative Allocation..............     Class B 1.40%        $  9.98                 7,092
AXA Conservative Allocation..............     Class B 1.50%        $ 10.40                18,465
AXA Conservative Allocation..............     Class B 1.55%        $  9.90                18,171
AXA Conservative Allocation..............     Class B 1.60%        $  9.88                 3,454
AXA Conservative Allocation..............     Class B 1.65%        $ 10.32                42,602
AXA Conservative Allocation..............     Class B 1.70%        $ 10.29                 5,824
AXA Conservative Allocation..............     Class B 1.80%        $  9.78                    13
AXA Conservative Allocation..............     Class B 1.90%        $  9.73                     5
AXA Conservative-Plus Allocation.........     Class B 0.50%        $  9.80                    --
AXA Conservative-Plus Allocation.........     Class B 0.95%        $  9.58                    --
AXA Conservative-Plus Allocation.........     Class B 1.15%        $  9.49                   218
AXA Conservative-Plus Allocation.........     Class B 1.20%        $  9.47                 2,920
AXA Conservative-Plus Allocation.........     Class B 1.25%        $ 10.06                15,870
AXA Conservative-Plus Allocation.........     Class B 1.30%        $ 10.04                17,697
AXA Conservative-Plus Allocation.........     Class B 1.35%        $  9.40                 1,565
AXA Conservative-Plus Allocation.........     Class B 1.40%        $  9.37                 4,543
AXA Conservative-Plus Allocation.........     Class B 1.50%        $  9.93                20,789
AXA Conservative-Plus Allocation.........     Class B 1.55%        $  9.30                16,064
AXA Conservative-Plus Allocation.........     Class B 1.60%        $  9.28                 2,852
AXA Conservative-Plus Allocation.........     Class B 1.65%        $  9.85                39,676
AXA Conservative-Plus Allocation.........     Class B 1.70%        $  9.82                 4,505
AXA Conservative-Plus Allocation.........     Class B 1.80%        $  9.19                    --
AXA Conservative-Plus Allocation.........     Class B 1.90%        $  9.14                    15
AXA Moderate Allocation..................     Class B 0.50%        $ 47.34                    --
AXA Moderate Allocation..................     Class B 0.95%        $ 42.66                     3
AXA Moderate Allocation..................     Class B 1.15%        $ 40.73                   267
AXA Moderate Allocation..................     Class B 1.20%        $ 40.26                 4,257
AXA Moderate Allocation..................     Class B 1.25%        $  9.97                68,049
AXA Moderate Allocation..................     Class B 1.30%        $  9.89                84,689
AXA Moderate Allocation..................     Class B 1.35%        $ 38.88                 1,346
AXA Moderate Allocation..................     Class B 1.40%        $ 38.43                 6,917
AXA Moderate Allocation..................     Class B 1.50%        $  9.84                85,214
AXA Moderate Allocation..................     Class B 1.55%        $ 37.11                18,036
AXA Moderate Allocation..................     Class B 1.60%        $ 36.68                 2,966
AXA Moderate Allocation..................     Class B 1.65%        $  9.76               162,336
AXA Moderate Allocation..................     Class B 1.70%        $ 35.84                 4,019
AXA Moderate Allocation..................     Class B 1.80%        $ 35.01                    38
AXA Moderate Allocation..................     Class B 1.90%        $ 34.20                     3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    --
AXA Moderate-Plus Allocation...............................     Class B 0.95%       $   9.11                     7
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                 1,651
AXA Moderate-Plus Allocation...............................     Class B 1.20%       $   8.99                11,250
AXA Moderate-Plus Allocation...............................     Class B 1.25%       $   9.93                97,959
AXA Moderate-Plus Allocation...............................     Class B 1.30%       $   9.90               141,905
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                 5,241
AXA Moderate-Plus Allocation...............................     Class B 1.40%       $   8.91                18,061
AXA Moderate-Plus Allocation...............................     Class B 1.50%       $   9.80               103,155
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84               130,940
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                 8,765
AXA Moderate-Plus Allocation...............................     Class B 1.65%       $   9.72               307,331
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                27,177
AXA Moderate-Plus Allocation...............................     Class B 1.80%       $   8.73                    65
AXA Moderate-Plus Allocation...............................     Class B 1.90%       $   8.69                     4
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    --
EQ/AllianceBernstein Common Stock..........................     Class B 0.95%       $ 172.73                     1
EQ/AllianceBernstein Common Stock..........................     Class B 1.20%       $ 158.94                   330
EQ/AllianceBernstein Common Stock..........................     Class B 1.25%       $   7.87                 9,704
EQ/AllianceBernstein Common Stock..........................     Class B 1.30%       $   7.73                 3,919
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                   555
EQ/AllianceBernstein Common Stock..........................     Class B 1.40%       $ 148.68                   501
EQ/AllianceBernstein Common Stock..........................     Class B 1.50%       $   7.76                16,700
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                   423
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                   308
EQ/AllianceBernstein Common Stock..........................     Class B 1.65%       $   7.70                 7,635
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    63
EQ/AllianceBernstein Common Stock..........................     Class B 1.80%       $ 130.07                     2
EQ/AllianceBernstein Common Stock..........................     Class B 1.90%       $ 125.78                     1
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    --
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.95%       $  21.93                     2
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.20%       $  20.97                 2,492
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.25%       $  11.18                 2,898
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.30%       $  11.07                 2,411
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                   571
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.40%       $  20.23                 3,868
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.50%       $  11.03                 4,313
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                 2,058
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                 1,664
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.65%       $  10.94                 5,624
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   948
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.80%       $  18.82                     3
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.90%       $  18.48                     1
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    --
EQ/AllianceBernstein International.........................     Class B 0.95%       $  10.43                     5
EQ/AllianceBernstein International.........................     Class B 1.20%       $  10.08                 4,586
EQ/AllianceBernstein International.........................     Class B 1.25%       $   9.75                 8,362
EQ/AllianceBernstein International.........................     Class B 1.30%       $   9.68                 7,019
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                 1,498
EQ/AllianceBernstein International.........................     Class B 1.40%       $   9.80                 6,793
EQ/AllianceBernstein International.........................     Class B 1.50%       $   9.62                10,686
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                 6,749
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                 2,496
EQ/AllianceBernstein International.........................     Class B 1.65%       $   9.54                12,678
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                 1,924
EQ/AllianceBernstein International.........................     Class B 1.80%       $   9.27                    49
EQ/AllianceBernstein International.........................     Class B 1.90%       $   9.14                     7

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.50%        $ 12.62                   --
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.95%        $ 11.97                   13
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.20%        $ 11.62                2,429
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.25%        $  9.05                3,292
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.30%        $  8.99                2,070
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.35%        $ 11.42                2,048
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.40%        $ 11.35                3,557
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.50%        $  8.93                5,226
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.55%        $ 11.15                2,766
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.60%        $ 11.09                1,882
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.65%        $  8.85                4,155
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.70%        $ 10.96                  421
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.80%        $ 10.83                    7
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.90%        $ 10.70                    3
EQ/Ariel Appreciation II........................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II........................     Class B 0.95%        $  6.81                   --
EQ/Ariel Appreciation II........................     Class B 1.20%        $  6.76                  162
EQ/Ariel Appreciation II........................     Class B 1.25%        $  6.74                  719
EQ/Ariel Appreciation II........................     Class B 1.30%        $  6.73                1,030
EQ/Ariel Appreciation II........................     Class B 1.35%        $  6.81                   57
EQ/Ariel Appreciation II........................     Class B 1.40%        $  6.71                  191
EQ/Ariel Appreciation II........................     Class B 1.50%        $  6.69                  708
EQ/Ariel Appreciation II........................     Class B 1.55%        $  6.68                  709
EQ/Ariel Appreciation II........................     Class B 1.60%        $  6.67                   85
EQ/Ariel Appreciation II........................     Class B 1.65%        $  6.66                2,446
EQ/Ariel Appreciation II........................     Class B 1.70%        $  6.65                  339
EQ/Ariel Appreciation II........................     Class B 1.80%        $  6.62                   --
EQ/Ariel Appreciation II........................     Class B 1.90%        $  6.60                    1
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.20%        $ 10.28                  523
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.25%        $ 10.51                1,638
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.30%        $ 10.49                1,449
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.40%        $ 10.18                1,173
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.50%        $ 10.37                2,862
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.55%        $ 10.35                1,130
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.60%        $ 10.08                  374
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.65%        $ 10.29                4,525
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.70%        $ 10.26                  458
EQ/BlackRock Basic Value Equity.................     Class B 0.50%        $ 16.70                   --
EQ/BlackRock Basic Value Equity.................     Class B 0.95%        $ 15.84                   --
EQ/BlackRock Basic Value Equity.................     Class B 1.20%        $ 15.38                3,698
EQ/BlackRock Basic Value Equity.................     Class B 1.25%        $  9.07                6,950
EQ/BlackRock Basic Value Equity.................     Class B 1.30%        $  9.02                3,987
EQ/BlackRock Basic Value Equity.................     Class B 1.35%        $ 15.11                1,799
EQ/BlackRock Basic Value Equity.................     Class B 1.40%        $ 15.02                5,575
EQ/BlackRock Basic Value Equity.................     Class B 1.50%        $  8.95                9,830
EQ/BlackRock Basic Value Equity.................     Class B 1.55%        $ 14.75                3,421
EQ/BlackRock Basic Value Equity.................     Class B 1.60%        $ 14.66                2,175
EQ/BlackRock Basic Value Equity.................     Class B 1.65%        $  8.88                8,195
EQ/BlackRock Basic Value Equity.................     Class B 1.70%        $ 14.49                  834
EQ/BlackRock Basic Value Equity.................     Class B 1.80%        $ 14.32                   17
EQ/BlackRock Basic Value Equity.................     Class B 1.90%        $ 14.15                    4
EQ/BlackRock International Value................     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value................     Class B 0.95%        $ 14.67                   20
EQ/BlackRock International Value................     Class B 1.20%        $ 14.25                3,321
EQ/BlackRock International Value................     Class B 1.25%        $ 11.10                6,161
EQ/BlackRock International Value................     Class B 1.30%        $ 11.04                3,778

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/BlackRock International Value........     Class B 1.35%        $ 14.00                 4,114
EQ/BlackRock International Value........     Class B 1.40%        $ 13.91                 4,395
EQ/BlackRock International Value........     Class B 1.50%        $ 10.95                 8,981
EQ/BlackRock International Value........     Class B 1.55%        $ 13.67                 5,347
EQ/BlackRock International Value........     Class B 1.60%        $ 13.59                 2,472
EQ/BlackRock International Value........     Class B 1.65%        $ 10.87                 8,942
EQ/BlackRock International Value........     Class B 1.70%        $ 13.43                 1,000
EQ/BlackRock International Value........     Class B 1.80%        $ 13.27                    47
EQ/BlackRock International Value........     Class B 1.90%        $ 13.11                     7
EQ/Boston Advisors Equity Income........     Class B 0.50%        $  5.05                    --
EQ/Boston Advisors Equity Income........     Class B 0.95%        $  4.82                     1
EQ/Boston Advisors Equity Income........     Class B 1.20%        $  4.70                 1,732
EQ/Boston Advisors Equity Income........     Class B 1.25%        $  4.68                 5,451
EQ/Boston Advisors Equity Income........     Class B 1.30%        $  1.90                 8,373
EQ/Boston Advisors Equity Income........     Class B 1.35%        $  4.63                   413
EQ/Boston Advisors Equity Income........     Class B 1.40%        $  4.61                 2,442
EQ/Boston Advisors Equity Income........     Class B 1.50%        $  4.56                 8,902
EQ/Boston Advisors Equity Income........     Class B 1.55%        $  4.54                 3,897
EQ/Boston Advisors Equity Income........     Class B 1.60%        $  4.51                   613
EQ/Boston Advisors Equity Income........     Class B 1.65%        $  4.49                 6,763
EQ/Boston Advisors Equity Income........     Class B 1.70%        $  4.47                   730
EQ/Boston Advisors Equity Income........     Class B 1.80%        $  4.42                     3
EQ/Boston Advisors Equity Income........     Class B 1.90%        $  4.38                    24
EQ/Calvert Socially Responsible.........     Class B 0.50%        $  5.86                    --
EQ/Calvert Socially Responsible.........     Class B 0.95%        $  5.61                    --
EQ/Calvert Socially Responsible.........     Class B 1.20%        $  5.48                   470
EQ/Calvert Socially Responsible.........     Class B 1.25%        $  7.18                   812
EQ/Calvert Socially Responsible.........     Class B 1.30%        $  7.14                   594
EQ/Calvert Socially Responsible.........     Class B 1.35%        $  5.40                   132
EQ/Calvert Socially Responsible.........     Class B 1.40%        $  5.38                   681
EQ/Calvert Socially Responsible.........     Class B 1.50%        $  7.08                   862
EQ/Calvert Socially Responsible.........     Class B 1.55%        $  5.30                   636
EQ/Calvert Socially Responsible.........     Class B 1.60%        $  5.28                   206
EQ/Calvert Socially Responsible.........     Class B 1.65%        $  7.03                   994
EQ/Calvert Socially Responsible.........     Class B 1.70%        $  5.23                   286
EQ/Calvert Socially Responsible.........     Class B 1.80%        $  5.18                     1
EQ/Calvert Socially Responsible.........     Class B 1.90%        $  5.13                    --
EQ/Capital Guardian Growth..............     Class B 0.50%        $  8.87                    --
EQ/Capital Guardian Growth..............     Class B 0.95%        $  8.41                     3
EQ/Capital Guardian Growth..............     Class B 1.20%        $  8.16                 1,900
EQ/Capital Guardian Growth..............     Class B 1.25%        $  7.33                 3,851
EQ/Capital Guardian Growth..............     Class B 1.30%        $  7.28                 3,633
EQ/Capital Guardian Growth..............     Class B 1.35%        $  8.02                 4,337
EQ/Capital Guardian Growth..............     Class B 1.40%        $  7.97                 1,933
EQ/Capital Guardian Growth..............     Class B 1.50%        $  7.23                 2,693
EQ/Capital Guardian Growth..............     Class B 1.55%        $  7.83                 3,107
EQ/Capital Guardian Growth..............     Class B 1.60%        $  7.79                 1,689
EQ/Capital Guardian Growth..............     Class B 1.65%        $  7.17                10,512
EQ/Capital Guardian Growth..............     Class B 1.70%        $  7.70                 1,426
EQ/Capital Guardian Growth..............     Class B 1.80%        $  7.60                    10
EQ/Capital Guardian Growth..............     Class B 1.90%        $  7.51                     8
EQ/Capital Guardian Research............     Class B 0.50%        $  8.48                    --
EQ/Capital Guardian Research............     Class B 0.95%        $  8.12                    56
EQ/Capital Guardian Research............     Class B 1.20%        $  7.92                12,691
EQ/Capital Guardian Research............     Class B 1.25%        $  8.15                11,194
EQ/Capital Guardian Research............     Class B 1.30%        $  8.11                 2,728

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/Capital Guardian Research.............     Class B 1.35%        $  7.80                 8,941
EQ/Capital Guardian Research.............     Class B 1.40%        $  7.76                13,802
EQ/Capital Guardian Research.............     Class B 1.50%        $  8.04                 9,561
EQ/Capital Guardian Research.............     Class B 1.55%        $  7.65                 6,117
EQ/Capital Guardian Research.............     Class B 1.60%        $  7.61                13,273
EQ/Capital Guardian Research.............     Class B 1.65%        $  7.97                15,308
EQ/Capital Guardian Research.............     Class B 1.70%        $  7.54                 2,528
EQ/Capital Guardian Research.............     Class B 1.80%        $  7.47                    77
EQ/Capital Guardian Research.............     Class B 1.90%        $  7.39                    11
EQ/Caywood-Scholl High Yield Bond........     Class B 0.50%        $  9.25                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.95%        $  9.10                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.20%        $  9.01                   404
EQ/Caywood-Scholl High Yield Bond........     Class B 1.25%        $  9.00                 2,356
EQ/Caywood-Scholl High Yield Bond........     Class B 1.30%        $  2.71                 5,267
EQ/Caywood-Scholl High Yield Bond........     Class B 1.35%        $  8.96                    84
EQ/Caywood-Scholl High Yield Bond........     Class B 1.40%        $  8.95                   758
EQ/Caywood-Scholl High Yield Bond........     Class B 1.50%        $  8.91                 3,181
EQ/Caywood-Scholl High Yield Bond........     Class B 1.55%        $  8.90                 2,019
EQ/Caywood-Scholl High Yield Bond........     Class B 1.60%        $  8.88                   240
EQ/Caywood-Scholl High Yield Bond........     Class B 1.65%        $  8.86                 2,932
EQ/Caywood-Scholl High Yield Bond........     Class B 1.70%        $  8.85                 1,204
EQ/Caywood-Scholl High Yield Bond........     Class B 1.80%        $  8.81                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.90%        $  8.78                    --
EQ/Davis New York Venture................     Class B 0.50%        $  6.79                    --
EQ/Davis New York Venture................     Class B 0.95%        $  6.72                    --
EQ/Davis New York Venture................     Class B 1.20%        $  6.68                 1,290
EQ/Davis New York Venture................     Class B 1.25%        $  6.67                 2,935
EQ/Davis New York Venture................     Class B 1.30%        $  6.67                 7,157
EQ/Davis New York Venture................     Class B 1.35%        $  6.66                   374
EQ/Davis New York Venture................     Class B 1.40%        $  6.65                 1,678
EQ/Davis New York Venture................     Class B 1.50%        $  6.63                 3,524
EQ/Davis New York Venture................     Class B 1.55%        $  6.63                 5,304
EQ/Davis New York Venture................     Class B 1.60%        $  6.62                   780
EQ/Davis New York Venture................     Class B 1.65%        $  6.61                12,038
EQ/Davis New York Venture................     Class B 1.70%        $  6.60                 1,517
EQ/Davis New York Venture................     Class B 1.80%        $  6.59                    --
EQ/Davis New York Venture................     Class B 1.90%        $  6.57                    --
EQ/Equity 500 Index......................     Class B 0.50%        $ 21.79                    --
EQ/Equity 500 Index......................     Class B 0.95%        $ 20.37                     9
EQ/Equity 500 Index......................     Class B 1.20%        $ 19.62                 5,596
EQ/Equity 500 Index......................     Class B 1.25%        $  8.82                10,559
EQ/Equity 500 Index......................     Class B 1.30%        $  8.75                 4,505
EQ/Equity 500 Index......................     Class B 1.35%        $ 19.19                 3,764
EQ/Equity 500 Index......................     Class B 1.40%        $ 19.04                 7,882
EQ/Equity 500 Index......................     Class B 1.50%        $  8.70                15,202
EQ/Equity 500 Index......................     Class B 1.55%        $ 18.62                 4,288
EQ/Equity 500 Index......................     Class B 1.60%        $ 18.48                 5,011
EQ/Equity 500 Index......................     Class B 1.65%        $  8.63                13,591
EQ/Equity 500 Index......................     Class B 1.70%        $ 18.20                 1,308
EQ/Equity 500 Index......................     Class B 1.80%        $ 17.93                   114
EQ/Equity 500 Index......................     Class B 1.90%        $ 17.66                    12
EQ/Evergreen International Bond..........     Class B 0.50%        $ 11.58                    --
EQ/Evergreen International Bond..........     Class B 0.95%        $ 11.42                    --
EQ/Evergreen International Bond..........     Class B 1.20%        $ 11.32                 1,734
EQ/Evergreen International Bond..........     Class B 1.25%        $ 11.30                 3,500
EQ/Evergreen International Bond..........     Class B 1.30%        $ 11.29                 4,266

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                   499
EQ/Evergreen International Bond................     Class B 1.40%        $ 11.25                 3,380
EQ/Evergreen International Bond................     Class B 1.50%        $ 11.21                 7,003
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                 5,387
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                 1,062
EQ/Evergreen International Bond................     Class B 1.65%        $ 11.16                 8,932
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                 1,063
EQ/Evergreen International Bond................     Class B 1.80%        $ 11.10                    --
EQ/Evergreen International Bond................     Class B 1.90%        $ 11.06                     2
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    --
EQ/Evergreen Omega.............................     Class B 0.95%        $  7.29                    --
EQ/Evergreen Omega.............................     Class B 1.20%        $  7.10                 1,933
EQ/Evergreen Omega.............................     Class B 1.25%        $  9.54                 2,079
EQ/Evergreen Omega.............................     Class B 1.30%        $  9.49                   807
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                   309
EQ/Evergreen Omega.............................     Class B 1.40%        $  6.96                 2,596
EQ/Evergreen Omega.............................     Class B 1.50%        $  9.41                 2,152
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                 1,482
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                 1,192
EQ/Evergreen Omega.............................     Class B 1.65%        $  9.34                 2,848
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   353
EQ/Evergreen Omega.............................     Class B 1.80%        $  6.68                    --
EQ/Evergreen Omega.............................     Class B 1.90%        $  6.62                     2
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                    --
EQ/Franklin Income.............................     Class B 0.95%        $  7.13                    15
EQ/Franklin Income.............................     Class B 1.20%        $  7.09                 2,264
EQ/Franklin Income.............................     Class B 1.25%        $  7.08                 5,337
EQ/Franklin Income.............................     Class B 1.30%        $  7.07                 8,899
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                   474
EQ/Franklin Income.............................     Class B 1.40%        $  7.05                 3,118
EQ/Franklin Income.............................     Class B 1.50%        $  7.04                 6,862
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                 8,326
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                 1,489
EQ/Franklin Income.............................     Class B 1.65%        $  7.01                22,020
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                 1,649
EQ/Franklin Income.............................     Class B 1.80%        $  6.99                    10
EQ/Franklin Income.............................     Class B 1.90%        $  6.97                    --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                    --
EQ/Franklin Small Cap Value....................     Class B 0.95%        $  6.47                    --
EQ/Franklin Small Cap Value....................     Class B 1.20%        $  6.43                   431
EQ/Franklin Small Cap Value....................     Class B 1.25%        $  6.42                   759
EQ/Franklin Small Cap Value....................     Class B 1.30%        $  6.42                 2,521
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   170
EQ/Franklin Small Cap Value....................     Class B 1.40%        $  6.40                   643
EQ/Franklin Small Cap Value....................     Class B 1.50%        $  6.39                 1,089
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                 1,829
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   250
EQ/Franklin Small Cap Value....................     Class B 1.65%        $  6.36                 3,589
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                   377
EQ/Franklin Small Cap Value....................     Class B 1.80%        $  6.34                    --
EQ/Franklin Small Cap Value....................     Class B 1.90%        $  6.33                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.95%        $  5.96                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   481
EQ/Franklin Templeton Founding Strategy........     Class B 1.20%        $  5.94                   757
EQ/Franklin Templeton Founding Strategy........     Class B 1.25%        $  5.93                 3,488

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy........     Class B 1.30%        $  5.93                48,476
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                   619
EQ/Franklin Templeton Founding Strategy........     Class B 1.40%        $  5.92                 2,076
EQ/Franklin Templeton Founding Strategy........     Class B 1.50%        $  5.91                 4,748
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                27,745
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                 1,164
EQ/Franklin Templeton Founding Strategy........     Class B 1.65%        $  5.90                73,834
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                 5,195
EQ/Franklin Templeton Founding Strategy........     Class B 1.80%        $  5.88                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.90%        $  5.87                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.95%        $ 10.23                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.20%        $ 10.14                   307
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.25%        $ 10.12                 1,492
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.30%        $  9.92                 1,668
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                    66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.40%        $ 10.07                   810
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.50%        $ 10.03                 2,068
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                 1,577
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   171
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.65%        $  9.97                 2,617
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                   305
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.80%        $  9.92                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.90%        $  9.88                    --
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                    --
EQ/GAMCO Small Company Value...................     Class B 0.95%        $ 22.03                    --
EQ/GAMCO Small Company Value...................     Class B 1.20%        $ 20.92                   932
EQ/GAMCO Small Company Value...................     Class B 1.25%        $ 20.70                 2,324
EQ/GAMCO Small Company Value...................     Class B 1.30%        $ 31.77                 1,862
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                   295
EQ/GAMCO Small Company Value...................     Class B 1.40%        $ 20.07                 1,365
EQ/GAMCO Small Company Value...................     Class B 1.50%        $ 19.66                 3,794
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                 3,270
EQ/GAMCO Small Company Value...................     Class B 1.60%        $ 19.26                   302
EQ/GAMCO Small Company Value...................     Class B 1.65%        $ 19.06                 4,032
EQ/GAMCO Small Company Value...................     Class B 1.70%        $ 18.86                   610
EQ/GAMCO Small Company Value...................     Class B 1.80%        $ 18.47                     1
EQ/GAMCO Small Company Value...................     Class B 1.90%        $ 18.09                     7
EQ/International Core PLUS.....................     Class B 0.50%        $  9.76                    --
EQ/International Core PLUS.....................     Class B 0.95%        $  9.34                    39
EQ/International Core PLUS.....................     Class B 1.20%        $  9.11                 5,199
EQ/International Core PLUS.....................     Class B 1.25%        $ 10.59                 7,012
EQ/International Core PLUS.....................     Class B 1.30%        $ 10.54                 3,339
EQ/International Core PLUS.....................     Class B 1.35%        $  8.98                 1,946
EQ/International Core PLUS.....................     Class B 1.40%        $  8.94                 6,917
EQ/International Core PLUS.....................     Class B 1.50%        $ 10.45                 7,172
EQ/International Core PLUS.....................     Class B 1.55%        $  8.81                 4,686
EQ/International Core PLUS.....................     Class B 1.60%        $  8.76                 5,817
EQ/International Core PLUS.....................     Class B 1.65%        $ 10.36                12,557
EQ/International Core PLUS.....................     Class B 1.70%        $  8.68                 2,341
EQ/International Core PLUS.....................     Class B 1.80%        $  8.59                    20
EQ/International Core PLUS.....................     Class B 1.90%        $  8.51                     5
EQ/International Growth........................     Class B 0.50%        $  9.93                    --
EQ/International Growth........................     Class B 0.95%        $  9.77                    --
EQ/International Growth........................     Class B 1.20%        $  9.68                   688
EQ/International Growth........................     Class B 1.25%        $  9.66                 1,783

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/International Growth................     Class B 1.30%        $  4.28                 5,559
EQ/International Growth................     Class B 1.35%        $  9.63                   191
EQ/International Growth................     Class B 1.40%        $  9.61                 1,045
EQ/International Growth................     Class B 1.50%        $  9.57                 2,667
EQ/International Growth................     Class B 1.55%        $  9.55                 2,704
EQ/International Growth................     Class B 1.60%        $  9.54                   378
EQ/International Growth................     Class B 1.65%        $  9.52                 4,806
EQ/International Growth................     Class B 1.70%        $  9.50                   796
EQ/International Growth................     Class B 1.80%        $  9.47                    14
EQ/International Growth................     Class B 1.90%        $  9.43                    --
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    --
EQ/JPMorgan Core Bond..................     Class B 0.95%        $ 13.69                    18
EQ/JPMorgan Core Bond..................     Class B 1.20%        $ 13.31                 7,625
EQ/JPMorgan Core Bond..................     Class B 1.25%        $  9.97                10,724
EQ/JPMorgan Core Bond..................     Class B 1.30%        $  9.91                 3,840
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                 4,114
EQ/JPMorgan Core Bond..................     Class B 1.40%        $ 13.02                11,027
EQ/JPMorgan Core Bond..................     Class B 1.50%        $  9.83                13,785
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                 6,813
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                 7,829
EQ/JPMorgan Core Bond..................     Class B 1.65%        $  9.76                13,286
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                 1,216
EQ/JPMorgan Core Bond..................     Class B 1.80%        $ 12.45                   113
EQ/JPMorgan Core Bond..................     Class B 1.90%        $ 12.31                    23
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                    --
EQ/JPMorgan Value Opportunities........     Class B 0.95%        $  9.75                     4
EQ/JPMorgan Value Opportunities........     Class B 1.20%        $  9.47                 2,221
EQ/JPMorgan Value Opportunities........     Class B 1.25%        $  8.51                 1,391
EQ/JPMorgan Value Opportunities........     Class B 1.30%        $  8.46                   893
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                 6,572
EQ/JPMorgan Value Opportunities........     Class B 1.40%        $  9.25                 2,899
EQ/JPMorgan Value Opportunities........     Class B 1.50%        $  8.40                 1,477
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                 2,921
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                 2,578
EQ/JPMorgan Value Opportunities........     Class B 1.65%        $  8.33                 2,028
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   280
EQ/JPMorgan Value Opportunities........     Class B 1.80%        $  8.82                    43
EQ/JPMorgan Value Opportunities........     Class B 1.90%        $  8.72                    15
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    --
EQ/Large Cap Core PLUS.................     Class B 0.95%        $  6.97                     3
EQ/Large Cap Core PLUS.................     Class B 1.20%        $  6.80                 2,449
EQ/Large Cap Core PLUS.................     Class B 1.25%        $  8.71                   913
EQ/Large Cap Core PLUS.................     Class B 1.30%        $  8.67                   365
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                 1,960
EQ/Large Cap Core PLUS.................     Class B 1.40%        $  6.66                 2,917
EQ/Large Cap Core PLUS.................     Class B 1.50%        $  8.60                 1,160
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                 2,845
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                 4,012
EQ/Large Cap Core PLUS.................     Class B 1.65%        $  8.53                 1,341
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   389
EQ/Large Cap Core PLUS.................     Class B 1.80%        $  6.39                    35
EQ/Large Cap Core PLUS.................     Class B 1.90%        $  6.33                     2
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    --
EQ/Large Cap Growth Index..............     Class B 0.95%        $  5.14                    32
EQ/Large Cap Growth Index..............     Class B 1.20%        $  5.02                 3,977
EQ/Large Cap Growth Index..............     Class B 1.25%        $  8.75                 2,387

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
EQ/Large Cap Growth Index........     Class B 1.30%        $  8.71                 1,472
EQ/Large Cap Growth Index........     Class B 1.35%        $  4.94                 4,108
EQ/Large Cap Growth Index........     Class B 1.40%        $  4.92                 6,340
EQ/Large Cap Growth Index........     Class B 1.50%        $  8.63                 3,017
EQ/Large Cap Growth Index........     Class B 1.55%        $  4.85                 7,722
EQ/Large Cap Growth Index........     Class B 1.60%        $  4.82                 7,705
EQ/Large Cap Growth Index........     Class B 1.65%        $  8.57                 4,045
EQ/Large Cap Growth Index........     Class B 1.70%        $  4.78                 1,004
EQ/Large Cap Growth Index........     Class B 1.80%        $  4.73                    56
EQ/Large Cap Growth Index........     Class B 1.90%        $  4.68                    57
EQ/Large Cap Growth PLUS.........     Class B 0.50%        $ 11.59                    --
EQ/Large Cap Growth PLUS.........     Class B 0.95%        $ 10.99                    18
EQ/Large Cap Growth PLUS.........     Class B 1.20%        $ 10.67                 1,206
EQ/Large Cap Growth PLUS.........     Class B 1.25%        $  9.10                 1,751
EQ/Large Cap Growth PLUS.........     Class B 1.30%        $  9.04                 1,333
EQ/Large Cap Growth PLUS.........     Class B 1.35%        $ 10.49                 3,436
EQ/Large Cap Growth PLUS.........     Class B 1.40%        $ 10.42                 1,733
EQ/Large Cap Growth PLUS.........     Class B 1.50%        $  8.97                 2,695
EQ/Large Cap Growth PLUS.........     Class B 1.55%        $ 10.24                 2,719
EQ/Large Cap Growth PLUS.........     Class B 1.60%        $ 10.18                 2,095
EQ/Large Cap Growth PLUS.........     Class B 1.65%        $  8.90                 2,429
EQ/Large Cap Growth PLUS.........     Class B 1.70%        $ 10.06                   298
EQ/Large Cap Growth PLUS.........     Class B 1.80%        $  9.94                     5
EQ/Large Cap Growth PLUS.........     Class B 1.90%        $  9.82                     1
EQ/Large Cap Value Index.........     Class B 0.50%        $  4.57                    --
EQ/Large Cap Value Index.........     Class B 0.95%        $  4.50                    --
EQ/Large Cap Value Index.........     Class B 1.20%        $  4.47                   320
EQ/Large Cap Value Index.........     Class B 1.25%        $  4.46                 1,968
EQ/Large Cap Value Index.........     Class B 1.30%        $  4.45                 1,673
EQ/Large Cap Value Index.........     Class B 1.35%        $  4.51                   147
EQ/Large Cap Value Index.........     Class B 1.40%        $  4.44                   495
EQ/Large Cap Value Index.........     Class B 1.50%        $  4.42                 2,813
EQ/Large Cap Value Index.........     Class B 1.55%        $  4.42                 1,742
EQ/Large Cap Value Index.........     Class B 1.60%        $  4.41                   306
EQ/Large Cap Value Index.........     Class B 1.65%        $  4.40                 6,687
EQ/Large Cap Value Index.........     Class B 1.70%        $  4.39                   847
EQ/Large Cap Value Index.........     Class B 1.80%        $  4.38                    --
EQ/Large Cap Value Index.........     Class B 1.90%        $  4.36                    --
EQ/Large Cap Value PLUS..........     Class B 0.50%        $ 10.38                    --
EQ/Large Cap Value PLUS..........     Class B 0.95%        $  9.88                    33
EQ/Large Cap Value PLUS..........     Class B 1.20%        $  9.61                14,916
EQ/Large Cap Value PLUS..........     Class B 1.25%        $  8.07                17,011
EQ/Large Cap Value PLUS..........     Class B 1.30%        $  8.03                 5,760
EQ/Large Cap Value PLUS..........     Class B 1.35%        $  9.45                 4,274
EQ/Large Cap Value PLUS..........     Class B 1.40%        $  9.39                22,041
EQ/Large Cap Value PLUS..........     Class B 1.50%        $  7.96                25,055
EQ/Large Cap Value PLUS..........     Class B 1.55%        $  9.24                 8,454
EQ/Large Cap Value PLUS..........     Class B 1.60%        $  9.19                10,639
EQ/Large Cap Value PLUS..........     Class B 1.65%        $  7.90                17,618
EQ/Large Cap Value PLUS..........     Class B 1.70%        $  9.09                 2,668
EQ/Large Cap Value PLUS..........     Class B 1.80%        $  8.98                   127
EQ/Large Cap Value PLUS..........     Class B 1.90%        $  8.88                    36
EQ/Long Term Bond................     Class B 0.50%        $ 11.37                    --
EQ/Long Term Bond................     Class B 0.95%        $ 11.19                    --
EQ/Long Term Bond................     Class B 1.20%        $ 11.08                   900
EQ/Long Term Bond................     Class B 1.25%        $ 11.06                 2,362

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Long Term Bond.......................     Class B 1.30%        $  8.43                 2,692
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                   203
EQ/Long Term Bond.......................     Class B 1.40%        $ 11.00                   652
EQ/Long Term Bond.......................     Class B 1.50%        $ 10.96                 2,588
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                 1,241
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   276
EQ/Long Term Bond.......................     Class B 1.65%        $ 10.90                 1,905
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                   237
EQ/Long Term Bond.......................     Class B 1.80%        $ 10.84                    --
EQ/Long Term Bond.......................     Class B 1.90%        $ 10.80                    --
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                    --
EQ/Lord Abbett Growth and Income........     Class B 0.95%        $  7.94                    --
EQ/Lord Abbett Growth and Income........     Class B 1.20%        $  7.87                   322
EQ/Lord Abbett Growth and Income........     Class B 1.25%        $  7.86                 1,713
EQ/Lord Abbett Growth and Income........     Class B 1.30%        $  7.87                 1,289
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   211
EQ/Lord Abbett Growth and Income........     Class B 1.40%        $  7.81                   531
EQ/Lord Abbett Growth and Income........     Class B 1.50%        $  7.78                 2,006
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                 1,303
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   323
EQ/Lord Abbett Growth and Income........     Class B 1.65%        $  7.74                 3,958
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   351
EQ/Lord Abbett Growth and Income........     Class B 1.80%        $  7.70                    --
EQ/Lord Abbett Growth and Income........     Class B 1.90%        $  7.67                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.95%        $  8.86                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.20%        $  8.78                   357
EQ/Lord Abbett Large Cap Core...........     Class B 1.25%        $  8.76                 1,147
EQ/Lord Abbett Large Cap Core...........     Class B 1.30%        $  8.81                 1,142
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   202
EQ/Lord Abbett Large Cap Core...........     Class B 1.40%        $  8.71                   781
EQ/Lord Abbett Large Cap Core...........     Class B 1.50%        $  8.68                 1,630
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                 1,080
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   207
EQ/Lord Abbett Large Cap Core...........     Class B 1.65%        $  8.63                 2,823
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   425
EQ/Lord Abbett Large Cap Core...........     Class B 1.80%        $  8.58                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.90%        $  8.55                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.95%        $  7.50                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.20%        $  7.43                   649
EQ/Lord Abbett Mid Cap Value............     Class B 1.25%        $  7.41                 3,815
EQ/Lord Abbett Mid Cap Value............     Class B 1.30%        $  7.47                 3,432
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                   197
EQ/Lord Abbett Mid Cap Value............     Class B 1.40%        $  7.37                 1,060
EQ/Lord Abbett Mid Cap Value............     Class B 1.50%        $  7.35                 4,221
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                 2,698
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                   354
EQ/Lord Abbett Mid Cap Value............     Class B 1.65%        $  7.30                 8,482
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   922
EQ/Lord Abbett Mid Cap Value............     Class B 1.80%        $  7.26                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.90%        $  7.24                    --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                    --
EQ/Marsico Focus........................     Class B 0.95%        $ 11.22                     6
EQ/Marsico Focus........................     Class B 1.20%        $ 11.01                 9,776
EQ/Marsico Focus........................     Class B 1.25%        $  9.05                16,060

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                 Contract charges     Unit Value     Units Outstanding (000s)
                                ------------------   ------------   -------------------------
EQ/Marsico Focus.............     Class B 1.30%        $  9.02                10,424
EQ/Marsico Focus.............     Class B 1.35%        $ 10.89                 1,313
EQ/Marsico Focus.............     Class B 1.40%        $ 10.85                14,437
EQ/Marsico Focus.............     Class B 1.50%        $  8.93                21,105
EQ/Marsico Focus.............     Class B 1.55%        $ 10.73                 9,050
EQ/Marsico Focus.............     Class B 1.60%        $ 10.69                 5,954
EQ/Marsico Focus.............     Class B 1.65%        $  8.86                27,244
EQ/Marsico Focus.............     Class B 1.70%        $ 10.61                 3,228
EQ/Marsico Focus.............     Class B 1.80%        $ 10.53                    49
EQ/Marsico Focus.............     Class B 1.90%        $ 10.45                     5
EQ/Mid Cap Index.............     Class B 0.50%        $  7.36                    --
EQ/Mid Cap Index.............     Class B 0.95%        $  7.09                    25
EQ/Mid Cap Index.............     Class B 1.20%        $  6.94                 8,228
EQ/Mid Cap Index.............     Class B 1.25%        $  8.03                 8,169
EQ/Mid Cap Index.............     Class B 1.30%        $  8.00                 3,947
EQ/Mid Cap Index.............     Class B 1.35%        $  6.86                 1,046
EQ/Mid Cap Index.............     Class B 1.40%        $  6.83                10,755
EQ/Mid Cap Index.............     Class B 1.50%        $  7.93                11,084
EQ/Mid Cap Index.............     Class B 1.55%        $  6.74                 7,091
EQ/Mid Cap Index.............     Class B 1.60%        $  6.71                 5,117
EQ/Mid Cap Index.............     Class B 1.65%        $  7.86                10,589
EQ/Mid Cap Index.............     Class B 1.70%        $  6.66                 1,863
EQ/Mid Cap Index.............     Class B 1.80%        $  6.60                    28
EQ/Mid Cap Index.............     Class B 1.90%        $  6.54                     4
EQ/Mid Cap Value PLUS........     Class B 0.50%        $ 11.23                    --
EQ/Mid Cap Value PLUS........     Class B 0.95%        $ 10.65                    12
EQ/Mid Cap Value PLUS........     Class B 1.20%        $ 10.34                 5,211
EQ/Mid Cap Value PLUS........     Class B 1.25%        $  9.11                 5,616
EQ/Mid Cap Value PLUS........     Class B 1.30%        $  9.06                 1,612
EQ/Mid Cap Value PLUS........     Class B 1.35%        $ 10.16                   780
EQ/Mid Cap Value PLUS........     Class B 1.40%        $ 10.10                 7,400
EQ/Mid Cap Value PLUS........     Class B 1.50%        $  8.99                 8,252
EQ/Mid Cap Value PLUS........     Class B 1.55%        $  9.92                 3,049
EQ/Mid Cap Value PLUS........     Class B 1.60%        $  9.86                 3,335
EQ/Mid Cap Value PLUS........     Class B 1.65%        $  8.92                 5,726
EQ/Mid Cap Value PLUS........     Class B 1.70%        $  9.74                   902
EQ/Mid Cap Value PLUS........     Class B 1.80%        $  9.63                    32
EQ/Mid Cap Value PLUS........     Class B 1.90%        $  9.52                    13
EQ/Money Market..............     Class B 0.00%        $ 44.43                    14
EQ/Money Market..............     Class B 0.50%        $ 38.72                    --
EQ/Money Market..............     Class B 0.95%        $ 34.19                     5
EQ/Money Market..............     Class B 1.15%        $ 11.33                   195
EQ/Money Market..............     Class B 1.15%        $ 32.35                    24
EQ/Money Market..............     Class B 1.20%        $ 31.90                 2,708
EQ/Money Market..............     Class B 1.25%        $ 10.82                 9,274
EQ/Money Market..............     Class B 1.30%        $ 10.67                 6,707
EQ/Money Market..............     Class B 1.35%        $ 30.60                 2,696
EQ/Money Market..............     Class B 1.40%        $ 30.17                 4,787
EQ/Money Market..............     Class B 1.50%        $ 10.68                20,804
EQ/Money Market..............     Class B 1.55%        $ 28.93                 5,634
EQ/Money Market..............     Class B 1.55%        $ 32.29                 4,286
EQ/Money Market..............     Class B 1.60%        $ 28.54                 4,635
EQ/Money Market..............     Class B 1.65%        $ 10.59                26,885
EQ/Money Market..............     Class B 1.70%        $ 27.75                 1,943
EQ/Money Market..............     Class B 1.70%        $ 32.26                   307
EQ/Money Market..............     Class B 1.80%        $ 26.99                     7
EQ/Money Market..............     Class B 1.90%        $ 26.24                    13

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%         $ 4.22                    --
EQ/Montag & Caldwell Growth...................     Class B 0.95%         $ 4.03                     8
EQ/Montag & Caldwell Growth...................     Class B 1.20%         $ 3.93                 1,807
EQ/Montag & Caldwell Growth...................     Class B 1.25%         $ 3.91                 3,564
EQ/Montag & Caldwell Growth...................     Class B 1.30%         $ 1.56                 9,857
EQ/Montag & Caldwell Growth...................     Class B 1.35%         $ 3.87                   617
EQ/Montag & Caldwell Growth...................     Class B 1.40%         $ 3.85                 4,010
EQ/Montag & Caldwell Growth...................     Class B 1.50%         $ 3.81                 6,462
EQ/Montag & Caldwell Growth...................     Class B 1.55%         $ 3.79                 5,847
EQ/Montag & Caldwell Growth...................     Class B 1.60%         $ 3.77                 1,065
EQ/Montag & Caldwell Growth...................     Class B 1.65%         $ 3.76                 8,750
EQ/Montag & Caldwell Growth...................     Class B 1.70%         $ 3.74                 1,560
EQ/Montag & Caldwell Growth...................     Class B 1.80%         $ 3.70                    14
EQ/Montag & Caldwell Growth...................     Class B 1.90%         $ 3.66                    --
EQ/Mutual Shares..............................     Class B 0.50%         $ 6.69                    --
EQ/Mutual Shares..............................     Class B 0.95%         $ 6.62                     4
EQ/Mutual Shares..............................     Class B 1.20%         $ 6.58                   922
EQ/Mutual Shares..............................     Class B 1.25%         $ 6.57                 2,806
EQ/Mutual Shares..............................     Class B 1.30%         $ 6.57                 5,798
EQ/Mutual Shares..............................     Class B 1.35%         $ 6.56                   193
EQ/Mutual Shares..............................     Class B 1.40%         $ 6.55                 1,147
EQ/Mutual Shares..............................     Class B 1.50%         $ 6.53                 2,595
EQ/Mutual Shares..............................     Class B 1.55%         $ 6.53                 3,890
EQ/Mutual Shares..............................     Class B 1.60%         $ 6.52                   499
EQ/Mutual Shares..............................     Class B 1.65%         $ 6.51                11,898
EQ/Mutual Shares..............................     Class B 1.70%         $ 6.50                 1,644
EQ/Mutual Shares..............................     Class B 1.80%         $ 6.49                     2
EQ/Mutual Shares..............................     Class B 1.90%         $ 6.47                    --
EQ/Oppenheimer Global.........................     Class B 0.50%         $ 6.90                    --
EQ/Oppenheimer Global.........................     Class B 0.95%         $ 6.83                    --
EQ/Oppenheimer Global.........................     Class B 1.20%         $ 6.79                   328
EQ/Oppenheimer Global.........................     Class B 1.25%         $ 6.78                 1,127
EQ/Oppenheimer Global.........................     Class B 1.30%         $ 6.77                 2,631
EQ/Oppenheimer Global.........................     Class B 1.35%         $ 6.76                   102
EQ/Oppenheimer Global.........................     Class B 1.40%         $ 6.75                   602
EQ/Oppenheimer Global.........................     Class B 1.50%         $ 6.74                 1,080
EQ/Oppenheimer Global.........................     Class B 1.55%         $ 6.73                 2,347
EQ/Oppenheimer Global.........................     Class B 1.60%         $ 6.72                   230
EQ/Oppenheimer Global.........................     Class B 1.65%         $ 6.71                 4,013
EQ/Oppenheimer Global.........................     Class B 1.70%         $ 6.71                   786
EQ/Oppenheimer Global.........................     Class B 1.80%         $ 6.69                    --
EQ/Oppenheimer Global.........................     Class B 1.90%         $ 6.68                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%         $ 6.87                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.95%         $ 6.79                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.20%         $ 6.75                   171
EQ/Oppenheimer Main Street Opportunity........     Class B 1.25%         $ 6.75                   358
EQ/Oppenheimer Main Street Opportunity........     Class B 1.30%         $ 6.74                   683
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%         $ 6.73                    43
EQ/Oppenheimer Main Street Opportunity........     Class B 1.40%         $ 6.72                   141
EQ/Oppenheimer Main Street Opportunity........     Class B 1.50%         $ 6.71                   516
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%         $ 6.70                   968
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%         $ 6.69                    63
EQ/Oppenheimer Main Street Opportunity........     Class B 1.65%         $ 6.68                   969
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%         $ 6.68                   130
EQ/Oppenheimer Main Street Opportunity........     Class B 1.80%         $ 6.66                     6
EQ/Oppenheimer Main Street Opportunity........     Class B 1.90%         $ 6.64                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Small Cap........     Class B 0.50%        $  6.68                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 0.95%        $  6.61                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 1.20%        $  6.57                   179
EQ/Oppenheimer Main Street Small Cap........     Class B 1.25%        $  6.57                   575
EQ/Oppenheimer Main Street Small Cap........     Class B 1.30%        $  6.56                 1,533
EQ/Oppenheimer Main Street Small Cap........     Class B 1.35%        $  6.55                    42
EQ/Oppenheimer Main Street Small Cap........     Class B 1.40%        $  6.54                   332
EQ/Oppenheimer Main Street Small Cap........     Class B 1.50%        $  6.53                   717
EQ/Oppenheimer Main Street Small Cap........     Class B 1.55%        $  6.52                 1,367
EQ/Oppenheimer Main Street Small Cap........     Class B 1.60%        $  6.51                   148
EQ/Oppenheimer Main Street Small Cap........     Class B 1.65%        $  6.50                 2,314
EQ/Oppenheimer Main Street Small Cap........     Class B 1.70%        $  6.50                   340
EQ/Oppenheimer Main Street Small Cap........     Class B 1.80%        $  6.48                     3
EQ/Oppenheimer Main Street Small Cap........     Class B 1.90%        $  6.47                    --
EQ/PIMCO Real Return........................     Class B 0.50%        $ 10.57                    --
EQ/PIMCO Real Return........................     Class B 0.95%        $ 10.39                    --
EQ/PIMCO Real Return........................     Class B 1.20%        $ 10.30                 3,734
EQ/PIMCO Real Return........................     Class B 1.25%        $ 10.28                10,323
EQ/PIMCO Real Return........................     Class B 1.30%        $  8.95                 9,821
EQ/PIMCO Real Return........................     Class B 1.35%        $ 10.24                 1,173
EQ/PIMCO Real Return........................     Class B 1.40%        $ 10.22                 7,245
EQ/PIMCO Real Return........................     Class B 1.50%        $ 10.18                16,250
EQ/PIMCO Real Return........................     Class B 1.55%        $ 10.17                11,794
EQ/PIMCO Real Return........................     Class B 1.60%        $ 10.15                 2,800
EQ/PIMCO Real Return........................     Class B 1.65%        $ 10.13                25,636
EQ/PIMCO Real Return........................     Class B 1.70%        $ 10.11                 2,525
EQ/PIMCO Real Return........................     Class B 1.80%        $ 10.07                    20
EQ/PIMCO Real Return........................     Class B 1.90%        $ 10.03                     2
EQ/Quality Bond PLUS........................     Class B 0.50%        $ 17.75                    --
EQ/Quality Bond PLUS........................     Class B 0.95%        $ 16.57                     2
EQ/Quality Bond PLUS........................     Class B 1.20%        $ 15.94                 2,700
EQ/Quality Bond PLUS........................     Class B 1.25%        $ 10.29                 3,340
EQ/Quality Bond PLUS........................     Class B 1.30%        $ 10.21                 1,880
EQ/Quality Bond PLUS........................     Class B 1.35%        $ 15.57                   324
EQ/Quality Bond PLUS........................     Class B 1.40%        $ 15.45                 4,304
EQ/Quality Bond PLUS........................     Class B 1.50%        $ 10.15                 5,828
EQ/Quality Bond PLUS........................     Class B 1.55%        $ 15.10                 1,534
EQ/Quality Bond PLUS........................     Class B 1.60%        $ 14.98                 1,459
EQ/Quality Bond PLUS........................     Class B 1.65%        $ 10.07                 4,558
EQ/Quality Bond PLUS........................     Class B 1.70%        $ 14.75                   502
EQ/Quality Bond PLUS........................     Class B 1.80%        $ 14.53                     4
EQ/Quality Bond PLUS........................     Class B 1.90%        $ 14.30                    31
EQ/Short Duration Bond......................     Class B 0.50%        $ 10.61                    --
EQ/Short Duration Bond......................     Class B 0.95%        $ 10.43                    --
EQ/Short Duration Bond......................     Class B 1.20%        $ 10.34                   478
EQ/Short Duration Bond......................     Class B 1.25%        $ 10.32                 1,426
EQ/Short Duration Bond......................     Class B 1.30%        $  9.93                 1,229
EQ/Short Duration Bond......................     Class B 1.35%        $ 10.28                   304
EQ/Short Duration Bond......................     Class B 1.40%        $ 10.26                 1,221
EQ/Short Duration Bond......................     Class B 1.50%        $ 10.22                 1,587
EQ/Short Duration Bond......................     Class B 1.55%        $ 10.20                 1,549
EQ/Short Duration Bond......................     Class B 1.60%        $ 10.18                   628
EQ/Short Duration Bond......................     Class B 1.65%        $ 10.16                 5,000
EQ/Short Duration Bond......................     Class B 1.70%        $ 10.15                   475
EQ/Short Duration Bond......................     Class B 1.80%        $ 10.11                     5
EQ/Short Duration Bond......................     Class B 1.90%        $ 10.07                     3

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Small Company Index...............     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index...............     Class B 0.95%        $ 11.28                   11
EQ/Small Company Index...............     Class B 1.20%        $ 10.97                2,545
EQ/Small Company Index...............     Class B 1.25%        $  9.41                3,503
EQ/Small Company Index...............     Class B 1.30%        $  9.35                2,215
EQ/Small Company Index...............     Class B 1.35%        $ 10.79                  995
EQ/Small Company Index...............     Class B 1.40%        $ 10.73                4,046
EQ/Small Company Index...............     Class B 1.50%        $  9.28                5,157
EQ/Small Company Index...............     Class B 1.55%        $ 10.55                2,777
EQ/Small Company Index...............     Class B 1.60%        $ 10.49                1,675
EQ/Small Company Index...............     Class B 1.65%        $  9.21                4,820
EQ/Small Company Index...............     Class B 1.70%        $ 10.37                  720
EQ/Small Company Index...............     Class B 1.80%        $ 10.26                    9
EQ/Small Company Index...............     Class B 1.90%        $ 10.14                    4
EQ/T. Rowe Price Growth Stock........     Class B 0.50%        $ 11.86                   --
EQ/T. Rowe Price Growth Stock........     Class B 0.95%        $ 10.81                    4
EQ/T. Rowe Price Growth Stock........     Class B 1.20%        $ 10.27                1,438
EQ/T. Rowe Price Growth Stock........     Class B 1.25%        $ 10.16                1,665
EQ/T. Rowe Price Growth Stock........     Class B 1.30%        $  3.85                2,900
EQ/T. Rowe Price Growth Stock........     Class B 1.35%        $  9.96                  369
EQ/T. Rowe Price Growth Stock........     Class B 1.40%        $  9.85                2,057
EQ/T. Rowe Price Growth Stock........     Class B 1.50%        $  9.65                2,729
EQ/T. Rowe Price Growth Stock........     Class B 1.55%        $  9.55                2,310
EQ/T. Rowe Price Growth Stock........     Class B 1.60%        $  9.45                1,328
EQ/T. Rowe Price Growth Stock........     Class B 1.65%        $  9.36                3,779
EQ/T. Rowe Price Growth Stock........     Class B 1.70%        $  9.26                  421
EQ/T. Rowe Price Growth Stock........     Class B 1.80%        $  9.07                   12
EQ/T. Rowe Price Growth Stock........     Class B 1.90%        $  8.88                   12
EQ/Templeton Growth..................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..................     Class B 0.95%        $  6.38                    1
EQ/Templeton Growth..................     Class B 1.20%        $  6.35                  561
EQ/Templeton Growth..................     Class B 1.25%        $  6.34                1,872
EQ/Templeton Growth..................     Class B 1.30%        $  6.33                4,870
EQ/Templeton Growth..................     Class B 1.35%        $  6.32                  189
EQ/Templeton Growth..................     Class B 1.40%        $  6.32                  766
EQ/Templeton Growth..................     Class B 1.50%        $  6.30                1,904
EQ/Templeton Growth..................     Class B 1.55%        $  6.29                3,287
EQ/Templeton Growth..................     Class B 1.60%        $  6.29                  411
EQ/Templeton Growth..................     Class B 1.65%        $  6.28                9,057
EQ/Templeton Growth..................     Class B 1.70%        $  6.27                  848
EQ/Templeton Growth..................     Class B 1.80%        $  6.26                    2
EQ/Templeton Growth..................     Class B 1.90%        $  6.24                   --
EQ/UBS Growth and Income.............     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.............     Class B 0.95%        $  3.84                   --
EQ/UBS Growth and Income.............     Class B 1.20%        $  3.75                  283
EQ/UBS Growth and Income.............     Class B 1.25%        $  3.73                1,764
EQ/UBS Growth and Income.............     Class B 1.30%        $  1.46                2,891
EQ/UBS Growth and Income.............     Class B 1.35%        $  3.69                  108
EQ/UBS Growth and Income.............     Class B 1.40%        $  3.67                  590
EQ/UBS Growth and Income.............     Class B 1.50%        $  3.63                3,589
EQ/UBS Growth and Income.............     Class B 1.55%        $  3.62                2,130
EQ/UBS Growth and Income.............     Class B 1.60%        $  3.60                  145
EQ/UBS Growth and Income.............     Class B 1.65%        $  3.58                3,308
EQ/UBS Growth and Income.............     Class B 1.70%        $  3.56                  153
EQ/UBS Growth and Income.............     Class B 1.80%        $  3.52                   --
EQ/UBS Growth and Income.............     Class B 1.90%        $  3.49                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                    --
EQ/Van Kampen Comstock.......................     Class B 0.95%        $  7.24                     1
EQ/Van Kampen Comstock.......................     Class B 1.20%        $  7.17                   493
EQ/Van Kampen Comstock.......................     Class B 1.25%        $  7.16                 4,223
EQ/Van Kampen Comstock.......................     Class B 1.30%        $  7.15                 2,784
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                   244
EQ/Van Kampen Comstock.......................     Class B 1.40%        $  7.12                   878
EQ/Van Kampen Comstock.......................     Class B 1.50%        $  7.09                 3,571
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                 2,035
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                   491
EQ/Van Kampen Comstock.......................     Class B 1.65%        $  7.05                10,821
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   545
EQ/Van Kampen Comstock.......................     Class B 1.80%        $  7.01                     2
EQ/Van Kampen Comstock.......................     Class B 1.90%        $  6.99                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.95%        $ 11.63                    30
EQ/Van Kampen Emerging Markets Equity........     Class B 1.20%        $ 11.30                 3,004
EQ/Van Kampen Emerging Markets Equity........     Class B 1.25%        $ 14.72                 5,840
EQ/Van Kampen Emerging Markets Equity........     Class B 1.30%        $ 14.63                 5,722
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                 1,671
EQ/Van Kampen Emerging Markets Equity........     Class B 1.40%        $ 11.05                 6,223
EQ/Van Kampen Emerging Markets Equity........     Class B 1.50%        $ 14.52                 9,735
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                 8,369
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                 2,396
EQ/Van Kampen Emerging Markets Equity........     Class B 1.65%        $ 14.40                 9,040
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                 1,528
EQ/Van Kampen Emerging Markets Equity........     Class B 1.80%        $ 10.55                    14
EQ/Van Kampen Emerging Markets Equity........     Class B 1.90%        $ 10.43                     2
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 0.95%        $  8.49                     5
EQ/Van Kampen Mid Cap Growth.................     Class B 1.20%        $  8.42                   971
EQ/Van Kampen Mid Cap Growth.................     Class B 1.25%        $  8.40                 3,245
EQ/Van Kampen Mid Cap Growth.................     Class B 1.30%        $  8.38                 3,390
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                   294
EQ/Van Kampen Mid Cap Growth.................     Class B 1.40%        $  8.35                 1,561
EQ/Van Kampen Mid Cap Growth.................     Class B 1.50%        $  8.32                 3,987
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                 3,782
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                   412
EQ/Van Kampen Mid Cap Growth.................     Class B 1.65%        $  8.28                 6,915
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   695
EQ/Van Kampen Mid Cap Growth.................     Class B 1.80%        $  8.23                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 1.90%        $  8.20                    --
EQ/Van Kampen Real Estate....................     Class B 1.20%        $  5.01                 1,885
EQ/Van Kampen Real Estate....................     Class B 1.25%        $  5.00                 9,478
EQ/Van Kampen Real Estate....................     Class B 1.30%        $  5.00                 6,805
EQ/Van Kampen Real Estate....................     Class B 1.40%        $  4.99                 3,678
EQ/Van Kampen Real Estate....................     Class B 1.50%        $  4.98                14,752
EQ/Van Kampen Real Estate....................     Class B 1.55%        $  4.98                 6,634
EQ/Van Kampen Real Estate....................     Class B 1.60%        $  4.98                   731
EQ/Van Kampen Real Estate....................     Class B 1.65%        $  4.97                13,059
EQ/Van Kampen Real Estate....................     Class B 1.70%        $  4.97                 1,342
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                    --
Multimanager Aggressive Equity...............     Class B 0.95%        $ 37.83                     1
Multimanager Aggressive Equity...............     Class B 1.20%        $ 35.69                   162
Multimanager Aggressive Equity...............     Class B 1.25%        $  7.59                   834
Multimanager Aggressive Equity...............     Class B 1.30%        $  7.50                   529

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
Multimanager Aggressive Equity...........     Class B 1.35%        $ 34.47                   305
Multimanager Aggressive Equity...........     Class B 1.40%        $ 34.07                   206
Multimanager Aggressive Equity...........     Class B 1.50%        $  7.49                 1,250
Multimanager Aggressive Equity...........     Class B 1.55%        $ 32.90                   210
Multimanager Aggressive Equity...........     Class B 1.60%        $ 32.52                   186
Multimanager Aggressive Equity...........     Class B 1.65%        $  7.43                 1,350
Multimanager Aggressive Equity...........     Class B 1.70%        $ 31.77                    53
Multimanager Aggressive Equity...........     Class B 1.80%        $ 31.04                     1
Multimanager Aggressive Equity...........     Class B 1.90%        $ 30.32                    --
Multimanager Core Bond...................     Class B 0.50%        $ 12.94                    --
Multimanager Core Bond...................     Class B 0.95%        $ 12.54                    --
Multimanager Core Bond...................     Class B 1.20%        $ 12.32                 8,401
Multimanager Core Bond...................     Class B 1.25%        $ 11.41                 6,075
Multimanager Core Bond...................     Class B 1.30%        $ 11.41                 2,680
Multimanager Core Bond...................     Class B 1.35%        $ 12.19                   705
Multimanager Core Bond...................     Class B 1.40%        $ 12.14                13,388
Multimanager Core Bond...................     Class B 1.50%        $ 11.26                 9,154
Multimanager Core Bond...................     Class B 1.55%        $ 12.02                 3,422
Multimanager Core Bond...................     Class B 1.60%        $ 11.97                 4,240
Multimanager Core Bond...................     Class B 1.65%        $ 11.17                11,031
Multimanager Core Bond...................     Class B 1.70%        $ 11.89                 3,511
Multimanager Core Bond...................     Class B 1.80%        $ 11.80                    19
Multimanager Core Bond...................     Class B 1.90%        $ 11.72                     3
Multimanager Health Care.................     Class B 0.50%        $  9.96                    --
Multimanager Health Care.................     Class B 0.95%        $  9.65                    --
Multimanager Health Care.................     Class B 1.20%        $  9.48                 2,706
Multimanager Health Care.................     Class B 1.25%        $ 10.01                 2,953
Multimanager Health Care.................     Class B 1.30%        $  9.97                 1,648
Multimanager Health Care.................     Class B 1.35%        $  9.38                   275
Multimanager Health Care.................     Class B 1.40%        $  9.34                 3,929
Multimanager Health Care.................     Class B 1.50%        $  9.87                 5,011
Multimanager Health Care.................     Class B 1.55%        $  9.25                 2,361
Multimanager Health Care.................     Class B 1.60%        $  9.21                 1,104
Multimanager Health Care.................     Class B 1.65%        $  9.79                 4,575
Multimanager Health Care.................     Class B 1.70%        $  9.15                   429
Multimanager Health Care.................     Class B 1.80%        $  9.08                     9
Multimanager Health Care.................     Class B 1.90%        $  9.02                     1
Multimanager High Yield..................     Class B 0.50%        $ 30.12                    --
Multimanager High Yield..................     Class B 0.95%        $ 27.26                     4
Multimanager High Yield..................     Class B 1.20%        $ 25.79                 2,545
Multimanager High Yield..................     Class B 1.25%        $  9.67                 6,014
Multimanager High Yield..................     Class B 1.30%        $  9.56                 2,102
Multimanager High Yield..................     Class B 1.35%        $ 24.94                 1,227
Multimanager High Yield..................     Class B 1.40%        $ 24.66                 3,858
Multimanager High Yield..................     Class B 1.50%        $  9.54                 9,841
Multimanager High Yield..................     Class B 1.55%        $ 23.85                 1,874
Multimanager High Yield..................     Class B 1.60%        $ 23.59                 2,063
Multimanager High Yield..................     Class B 1.65%        $  9.46                 6,601
Multimanager High Yield..................     Class B 1.70%        $ 23.07                   523
Multimanager High Yield..................     Class B 1.80%        $ 22.56                    11
Multimanager High Yield..................     Class B 1.90%        $ 22.06                     1
Multimanager International Equity........     Class B 0.50%        $ 10.39                    --
Multimanager International Equity........     Class B 0.95%        $ 10.06                    --
Multimanager International Equity........     Class B 1.20%        $  9.89                 2,888
Multimanager International Equity........     Class B 1.25%        $ 10.69                 3,883
Multimanager International Equity........     Class B 1.30%        $ 10.65                 2,606

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager International Equity.........     Class B 1.35%        $  9.78                  528
Multimanager International Equity.........     Class B 1.40%        $  9.75                4,854
Multimanager International Equity.........     Class B 1.50%        $ 10.54                6,101
Multimanager International Equity.........     Class B 1.55%        $  9.64                3,649
Multimanager International Equity.........     Class B 1.60%        $  9.61                1,547
Multimanager International Equity.........     Class B 1.65%        $ 10.46                7,867
Multimanager International Equity.........     Class B 1.70%        $  9.54                  951
Multimanager International Equity.........     Class B 1.80%        $  9.47                    9
Multimanager International Equity.........     Class B 1.90%        $  9.41                    1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                   --
Multimanager Large Cap Core Equity........     Class B 0.95%        $  7.84                    3
Multimanager Large Cap Core Equity........     Class B 1.20%        $  7.70                1,747
Multimanager Large Cap Core Equity........     Class B 1.25%        $  8.40                  907
Multimanager Large Cap Core Equity........     Class B 1.30%        $  8.36                  507
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                  192
Multimanager Large Cap Core Equity........     Class B 1.40%        $  7.59                2,992
Multimanager Large Cap Core Equity........     Class B 1.50%        $  8.28                1,691
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                  981
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                1,012
Multimanager Large Cap Core Equity........     Class B 1.65%        $  8.22                1,797
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                  447
Multimanager Large Cap Core Equity........     Class B 1.80%        $  7.38                    3
Multimanager Large Cap Core Equity........     Class B 1.90%        $  7.33                   --
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                   --
Multimanager Large Cap Growth.............     Class B 0.95%        $  5.86                   --
Multimanager Large Cap Growth.............     Class B 1.20%        $  5.76                3,514
Multimanager Large Cap Growth.............     Class B 1.25%        $  6.86                2,547
Multimanager Large Cap Growth.............     Class B 1.30%        $  6.83                1,190
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                  415
Multimanager Large Cap Growth.............     Class B 1.40%        $  5.68                6,433
Multimanager Large Cap Growth.............     Class B 1.50%        $  6.76                3,750
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                1,942
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                2,508
Multimanager Large Cap Growth.............     Class B 1.65%        $  6.71                3,987
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  840
Multimanager Large Cap Growth.............     Class B 1.80%        $  5.52                   39
Multimanager Large Cap Growth.............     Class B 1.90%        $  5.48                   --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                   --
Multimanager Large Cap Value..............     Class B 0.95%        $  9.32                   16
Multimanager Large Cap Value..............     Class B 1.20%        $  9.15                4,173
Multimanager Large Cap Value..............     Class B 1.25%        $  9.87                4,032
Multimanager Large Cap Value..............     Class B 1.30%        $  9.83                2,483
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                  478
Multimanager Large Cap Value..............     Class B 1.40%        $  9.02                6,385
Multimanager Large Cap Value..............     Class B 1.50%        $  9.73                6,245
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                3,416
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                2,480
Multimanager Large Cap Value..............     Class B 1.65%        $  9.65                6,951
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  921
Multimanager Large Cap Value..............     Class B 1.80%        $  8.77                   33
Multimanager Large Cap Value..............     Class B 1.90%        $  8.71                   --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                   --
Multimanager Mid Cap Growth...............     Class B 0.95%        $  6.91                    1
Multimanager Mid Cap Growth...............     Class B 1.20%        $  6.79                4,628
Multimanager Mid Cap Growth...............     Class B 1.25%        $  8.30                2,663
Multimanager Mid Cap Growth...............     Class B 1.30%        $  8.27                1,229

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
Multimanager Mid Cap Growth..........     Class B 1.35%        $  6.72                  426
Multimanager Mid Cap Growth..........     Class B 1.40%        $  6.69                7,140
Multimanager Mid Cap Growth..........     Class B 1.50%        $  8.18                4,032
Multimanager Mid Cap Growth..........     Class B 1.55%        $  6.62                1,770
Multimanager Mid Cap Growth..........     Class B 1.60%        $  6.60                2,611
Multimanager Mid Cap Growth..........     Class B 1.65%        $  8.12                4,317
Multimanager Mid Cap Growth..........     Class B 1.70%        $  6.55                  813
Multimanager Mid Cap Growth..........     Class B 1.80%        $  6.50                   11
Multimanager Mid Cap Growth..........     Class B 1.90%        $  6.46                    1
Multimanager Mid Cap Value...........     Class B 0.50%        $  9.22                   --
Multimanager Mid Cap Value...........     Class B 0.95%        $  8.93                    3
Multimanager Mid Cap Value...........     Class B 1.20%        $  8.78                3,405
Multimanager Mid Cap Value...........     Class B 1.25%        $  9.40                2,512
Multimanager Mid Cap Value...........     Class B 1.30%        $  9.36                1,300
Multimanager Mid Cap Value...........     Class B 1.35%        $  8.68                  410
Multimanager Mid Cap Value...........     Class B 1.40%        $  8.65                5,707
Multimanager Mid Cap Value...........     Class B 1.50%        $  9.27                3,935
Multimanager Mid Cap Value...........     Class B 1.55%        $  8.56                1,982
Multimanager Mid Cap Value...........     Class B 1.60%        $  8.53                2,077
Multimanager Mid Cap Value...........     Class B 1.65%        $  9.20                4,175
Multimanager Mid Cap Value...........     Class B 1.70%        $  8.47                  727
Multimanager Mid Cap Value...........     Class B 1.80%        $  8.41                   11
Multimanager Mid Cap Value...........     Class B 1.90%        $  8.35                    1
Multimanager Small Cap Growth........     Class B 0.50%        $  5.60                   --
Multimanager Small Cap Growth........     Class B 0.95%        $  5.35                    1
Multimanager Small Cap Growth........     Class B 1.20%        $  5.21                  728
Multimanager Small Cap Growth........     Class B 1.25%        $  5.19                4,114
Multimanager Small Cap Growth........     Class B 1.30%        $  2.98                4,840
Multimanager Small Cap Growth........     Class B 1.35%        $  5.14                  306
Multimanager Small Cap Growth........     Class B 1.40%        $  5.11                1,483
Multimanager Small Cap Growth........     Class B 1.50%        $  5.06                5,941
Multimanager Small Cap Growth........     Class B 1.55%        $  5.03                3,484
Multimanager Small Cap Growth........     Class B 1.60%        $  5.01                  350
Multimanager Small Cap Growth........     Class B 1.65%        $  4.98                6,845
Multimanager Small Cap Growth........     Class B 1.70%        $  4.95                  687
Multimanager Small Cap Growth........     Class B 1.80%        $  4.90                    1
Multimanager Small Cap Growth........     Class B 1.90%        $  4.85                   --
Multimanager Small Cap Value.........     Class B 0.50%        $ 11.78                   --
Multimanager Small Cap Value.........     Class B 0.95%        $ 11.21                    9
Multimanager Small Cap Value.........     Class B 1.20%        $ 10.90                4,558
Multimanager Small Cap Value.........     Class B 1.25%        $  8.20                6,215
Multimanager Small Cap Value.........     Class B 1.30%        $  8.15                  910
Multimanager Small Cap Value.........     Class B 1.35%        $ 10.72                2,179
Multimanager Small Cap Value.........     Class B 1.40%        $ 10.66                5,936
Multimanager Small Cap Value.........     Class B 1.50%        $  8.09                7,894
Multimanager Small Cap Value.........     Class B 1.55%        $ 10.48                1,879
Multimanager Small Cap Value.........     Class B 1.60%        $ 10.43                3,075
Multimanager Small Cap Value.........     Class B 1.65%        $  8.02                6,403
Multimanager Small Cap Value.........     Class B 1.70%        $ 10.31                  666
Multimanager Small Cap Value.........     Class B 1.80%        $ 10.20                   29
Multimanager Small Cap Value.........     Class B 1.90%        $ 10.08                    6
Multimanager Technology..............     Class B 0.50%        $  6.85                   --
Multimanager Technology..............     Class B 0.95%        $  6.64                   25
Multimanager Technology..............     Class B 1.20%        $  6.52                2,156
Multimanager Technology..............     Class B 1.25%        $  7.60                2,241
Multimanager Technology..............     Class B 1.30%        $  7.57                1,902

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                   Contract charges     Unit Value     Units Outstanding (000s)
                                  ------------------   ------------   -------------------------
Multimanager Technology........     Class B 1.35%         $ 6.45                  537
Multimanager Technology........     Class B 1.40%         $ 6.43                4,601
Multimanager Technology........     Class B 1.50%         $ 7.50                5,133
Multimanager Technology........     Class B 1.55%         $ 6.36                4,243
Multimanager Technology........     Class B 1.60%         $ 6.34                2,147
Multimanager Technology........     Class B 1.65%         $ 7.44                4,301
Multimanager Technology........     Class B 1.70%         $ 6.29                  462
Multimanager Technology........     Class B 1.80%         $ 6.25                    8
Multimanager Technology........     Class B 1.90%         $ 6.20                   --

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                          Allocation         Allocation            Allocation
                                                     ------------------- ------------------ -----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     43,475,876     $   60,694,901       $   47,959,378
  Expenses:
    Asset-based charges.............................        39,539,772         13,658,850           18,031,056
                                                      ----------------     --------------       --------------
Net Investment Income (Loss)........................         3,936,104         47,036,051           29,928,322
                                                      ----------------     --------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............       (50,014,957)       (21,365,385)         (25,239,385)
  Realized gain distribution from The Trusts........       181,297,323         13,756,608           32,119,239
                                                      ----------------     --------------       --------------
  Net realized gain (loss)..........................       131,282,366         (7,608,777)           6,879,854
                                                      ----------------     --------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................    (1,449,797,143)      (159,266,295)        (315,384,042)
                                                      ----------------     --------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,318,514,777)      (166,875,072)        (308,504,188)
                                                      ----------------     --------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................  $ (1,314,578,673)    $ (119,839,021)      $ (278,575,866)
                                                      ================     ==============       ==============



                                                          AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                           Allocation          Allocation          Common Stock
                                                      ------------------- ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    228,580,685    $    225,406,113       $   15,061,103
  Expenses:
    Asset-based charges.............................         83,977,450         142,061,852           13,400,647
                                                       ----------------    ----------------       --------------
Net Investment Income (Loss)........................        144,603,235          83,344,261            1,660,456
                                                       ----------------    ----------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............         (1,977,088)        (46,138,786)          (9,877,898)
  Realized gain distribution from The Trusts........        242,661,895         500,717,492                   --
                                                       ----------------    ----------------       --------------
  Net realized gain (loss)..........................        240,684,807         454,578,706           (9,877,898)
                                                       ----------------    ----------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................     (2,048,184,961)     (4,240,331,255)        (509,119,672)
                                                       ----------------    ----------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,807,500,154)     (3,785,752,549)        (518,997,570)
                                                       ----------------    ----------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................   $ (1,662,896,919)   $ (3,702,408,288)      $ (517,337,114)
                                                       ================    ================       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Securities           International        Small Cap Growth
                                                     --------------------- ---------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $ 12,784,560          $   27,095,257         $           --
  Expenses:
    Asset-based charges.............................        4,962,814              14,618,030              6,084,011
                                                         ------------          --------------         --------------
Net Investment Income (Loss)........................        7,821,746              12,477,227             (6,084,011)
                                                         ------------          --------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,366,840)              8,071,308             (8,898,837)
    Realized gain distribution from The Trusts......               --              16,908,423                589,575
                                                         ------------          --------------         --------------
  Net realized gain (loss)..........................       (1,366,840)             24,979,731             (8,309,262)
                                                         ------------          --------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................        1,364,716            (689,165,353)          (222,476,523)
                                                         ------------          --------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................           (2,124)           (664,185,622)          (230,785,785)
                                                         ------------          --------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $  7,819,622          $ (651,708,395)        $ (236,869,796)
                                                         ============          ==============         ==============



                                                           EQ/Ariel          EQ/AXA Rosenberg         EQ/BlackRock
                                                       Appreciation II   Value Long/Short Equity   Basic Value Equity
                                                      ----------------- ------------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     454,064         $     256,168         $   11,805,862
  Expenses:
    Asset-based charges.............................          723,965             2,099,814              9,899,013
                                                        -------------         -------------         --------------
Net Investment Income (Loss)........................         (269,901)           (1,843,646)             1,906,849
                                                        -------------         -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,904,956)           (3,734,130)           (10,058,990)
    Realized gain distribution from The Trusts......          178,911                    --              3,251,229
                                                        -------------         -------------         --------------
  Net realized gain (loss)..........................       (3,726,045)           (3,734,130)            (6,807,761)
                                                        -------------         -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (21,331,726)           (5,980,556)          (305,492,350)
                                                        -------------         -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (25,057,771)           (9,714,686)          (312,300,111)
                                                        -------------         -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (25,327,672)        $ (11,558,332)        $ (310,393,262)
                                                        =============         =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                      International Value      Equity Income     Socially Responsible
                                                     --------------------- -------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   18,961,935        $   4,298,665         $     153,020
  Expenses:
    Asset-based charges.............................        12,681,260            2,589,159               749,526
                                                        --------------        -------------         -------------
Net Investment Income (Loss)........................         6,280,675            1,709,506              (596,506)
                                                        --------------        -------------         -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............            85,152           (7,074,396)           (1,410,399)
    Realized gain distribution from The Trusts......        21,437,617            2,067,390               734,616
                                                        --------------        -------------         -------------
  Net realized gain (loss)..........................        21,522,769           (5,007,006)             (675,783)
                                                        --------------        -------------         -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (506,344,124)         (66,805,964)          (28,608,826)
                                                        --------------        -------------         -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (484,821,355)         (71,812,970)          (29,284,609)
                                                        --------------        -------------         -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (478,540,680)       $ (70,103,464)        $ (29,881,115)
                                                        ==============        =============         =============


                                                          EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                       Guardian Growth   Guardian Research    High Yield Bond
                                                      ----------------- ------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      658,708     $   10,435,729       $  11,366,597
  Expenses:
    Asset-based charges.............................        5,488,589         16,684,762           2,080,066
                                                       --------------     --------------       -------------
Net Investment Income (Loss)........................       (4,829,881)        (6,249,033)          9,286,531
                                                       --------------     --------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,137,954)        15,643,765          (7,485,659)
    Realized gain distribution from The Trusts......               --         19,216,412                  --
                                                       --------------     --------------       -------------
  Net realized gain (loss)..........................       (3,137,954)        34,860,177          (7,485,659)
                                                       --------------     --------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (175,765,854)      (581,110,378)        (33,083,367)
                                                       --------------     --------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (178,903,808)      (546,250,201)        (40,569,026)
                                                       --------------     --------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (183,733,689)    $ (552,499,234)      $ (31,282,495)
                                                       ==============     ==============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Davis          EQ/Equity         EQ/Evergreen
                                                      New York Venture      500 Index      International Bond
                                                     ------------------ ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    1,766,544    $   21,523,400      $   70,881,744
  Expenses:
    Asset-based charges.............................        4,240,760        18,255,723           5,386,252
                                                       --------------    --------------      --------------
Net Investment Income (Loss)........................       (2,474,216)        3,267,677          65,495,492
                                                       --------------    --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (11,064,766)        1,257,345           7,956,127
    Realized gain distribution from The Trusts......               --        12,189,496                  --
                                                       --------------    --------------      --------------
  Net realized gain (loss)..........................      (11,064,766)       13,446,841           7,956,127
                                                       --------------    --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (130,689,555)     (588,331,784)        (67,209,876)
                                                       --------------    --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (141,754,321)     (574,884,943)        (59,253,749)
                                                       --------------    --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (144,228,537)   $ (571,617,266)     $    6,241,743
                                                       ==============    ==============      ==============



                                                        EQ/Evergreen       EQ/Franklin       EQ/Franklin
                                                            Omega            Income        Small Cap Value
                                                      ---------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     884,502     $   34,505,301    $     728,241
  Expenses:
    Asset-based charges.............................       2,171,800          8,165,359        1,010,387
                                                       -------------     --------------    -------------
Net Investment Income (Loss)........................      (1,287,298)        26,339,942         (282,146)
                                                       -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (6,872,902)       (25,473,569)      (8,686,880)
    Realized gain distribution from The Trusts......       2,430,624                 --               --
                                                       -------------     --------------    -------------
  Net realized gain (loss)..........................      (4,442,278)       (25,473,569)      (8,686,880)
                                                       -------------     --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (45,017,948)      (210,034,118)     (21,900,745)
                                                       -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (49,460,226)      (235,507,687)     (30,587,625)
                                                       -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (50,747,524)    $ (209,167,745)   $ (30,869,771)
                                                       =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Franklin         EQ/GAMCO
                                                      Templeton Founding     Mergers and     EQ/GAMCO Small
                                                           Strategy         Acquisitions      Company Value
                                                     -------------------- ---------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   51,453,841     $     626,961     $    2,731,988
  Expenses:
    Asset-based charges.............................        15,487,283         1,850,488          6,616,581
                                                        --------------     -------------     --------------
Net Investment Income (Loss)........................        35,966,558        (1,223,527)        (3,884,593)
                                                        --------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (26,487,462)       (3,821,896)        (9,622,960)
    Realized gain distribution from The Trusts......             2,080         4,859,572         15,812,497
                                                        --------------     -------------     --------------
  Net realized gain (loss)..........................       (26,485,382)        1,037,676          6,189,537
                                                        --------------     -------------     --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................      (501,379,956)      (20,056,018)      (172,866,113)
                                                        --------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (527,865,338)      (19,018,342)      (166,676,576)
                                                        --------------     -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (491,898,780)    $ (20,241,869)    $ (170,561,169)
                                                        ==============     =============     ==============


                                                      EQ/International                          EQ/International
                                                          Core PLUS      EQ/International ETF        Growth
                                                     ------------------ ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   12,455,363        $    152,463       $    2,259,940
  Expenses:
    Asset-based charges.............................       12,361,599                  --            3,435,543
                                                       --------------        ------------       --------------
Net Investment Income (Loss)........................           93,764             152,463           (1,175,603)
                                                       --------------        ------------       --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       11,471,956            (319,876)         (14,203,965)
    Realized gain distribution from The Trusts......       12,279,301                 342            4,593,717
                                                       --------------        ------------       --------------
  Net realized gain (loss)..........................       23,751,257            (319,534)          (9,610,248)
                                                       --------------        ------------       --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (488,516,584)         (1,432,902)        (105,847,924)
                                                       --------------        ------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (464,765,327)         (1,752,436)        (115,458,172)
                                                       --------------        ------------       --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (464,671,563)       $ (1,599,973)      $ (116,633,775)
                                                       ==============        ============       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/JPMorgan         EQ/JPMorgan
                                                          Core Bond      Value Opportunities
                                                     ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   44,337,650      $    5,558,859
  Expenses:
    Asset-based charges.............................       15,878,364           4,493,938
                                                       --------------      --------------
Net Investment Income (Loss)........................       28,459,286           1,064,921
                                                       --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,827,360)        (20,041,344)
    Realized gain distribution from The Trusts......               --           3,330,483
                                                       --------------      --------------
  Net realized gain (loss)..........................      (33,827,360)        (16,710,861)
                                                       --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (114,440,875)       (141,195,370)
                                                       --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (148,268,235)       (157,906,231)
                                                       --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (119,808,949)     $ (156,841,310)
                                                       ==============      ==============



                                                       EQ/Large Cap      EQ/Large Cap      EQ/Large Cap      EQ/Large Cap
                                                         Core PLUS       Growth Index      Growth PLUS        Value Index
                                                     ---------------- ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     640,135    $      471,270    $      300,001     $    1,773,982
  Expenses:
    Asset-based charges.............................      2,768,486         4,855,764         4,147,421          1,947,525
                                                      -------------    --------------    --------------     --------------
Net Investment Income (Loss)........................     (2,128,351)       (4,384,494)       (3,847,420)          (173,543)
                                                      -------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (8,730,231)         (753,175)        3,819,000        (18,493,317)
    Realized gain distribution from The Trusts......             --                --                --          3,511,072
                                                      -------------    --------------    --------------     --------------
  Net realized gain (loss)..........................     (8,730,231)         (753,175)        3,819,000        (14,982,245)
                                                      -------------    --------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (75,404,584)     (145,142,612)     (134,073,469)       (88,532,502)
                                                      -------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (84,134,815)     (145,895,787)     (130,254,469)      (103,514,747)
                                                      -------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (86,263,166)   $ (150,280,281)   $ (134,101,889)    $ (103,688,290)
                                                      =============    ==============    ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap       EQ/Long       EQ/Lord Abbett
                                                         Value PLUS       Term Bond    Growth and Income
                                                     ------------------ ------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   48,778,635    $7,007,165      $   1,886,684
  Expenses:
    Asset-based charges.............................       24,855,470     1,644,108          1,802,702
                                                       --------------    ----------      -------------
Net Investment Income (Loss)........................       23,923,165     5,363,057             83,982
                                                       --------------    ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,805,389)     (328,018)        (3,662,419)
    Realized gain distribution from The Trusts......               --       794,483            309,320
                                                       --------------    ----------      -------------
  Net realized gain (loss)..........................      (33,805,389)      466,465         (3,353,099)
                                                       --------------    ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (936,768,121)      557,676        (52,452,677)
                                                       --------------    ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (970,573,510)    1,024,141        (55,805,776)
                                                       --------------    ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (946,650,345)   $6,387,198      $ (55,721,794)
                                                       ==============    ==========      =============


                                                      EQ/Lord Abbett    EQ/Lord Abbett       EQ/Marsico
                                                      Large Cap Core     Mid Cap Value         Focus
                                                     ---------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   1,068,793     $    3,793,229    $   14,996,911
  Expenses:
    Asset-based charges.............................      1,331,320          3,723,396        23,224,023
                                                      -------------     --------------    --------------
Net Investment Income (Loss)........................       (262,527)            69,833        (8,227,112)
                                                      -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (3,881,435)       (13,493,734)       23,216,990
    Realized gain distribution from The Trusts......        605,586          7,228,956        16,603,409
                                                      -------------     --------------    --------------
  Net realized gain (loss)..........................     (3,275,849)        (6,264,778)       39,820,399
                                                      -------------     --------------    --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................    (30,541,689)      (117,086,130)     (832,575,684)
                                                      -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (33,817,538)      (123,350,908)     (792,755,285)
                                                      -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (34,080,065)    $ (123,281,075)   $ (800,982,397)
                                                      =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap        EQ/Mid Cap        EQ/Money
                                                           Index           Value PLUS         Market
                                                     ----------------- ------------------ --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    6,969,523     $    8,466,656    $22,433,185
  Expenses:
    Asset-based charges.............................      11,507,198          8,849,281     17,129,200
                                                      --------------     --------------    -----------
Net Investment Income (Loss)........................      (4,537,675)          (382,625)     5,303,985
                                                      --------------     --------------    -----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (32,831,518)       (79,877,282)       (71,662)
    Realized gain distribution from The Trusts......       8,574,962                 --             --
                                                      --------------     --------------    -----------
  Net realized gain (loss)..........................     (24,256,556)       (79,877,282)       (71,662)
                                                      --------------     --------------    -----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (472,975,556)      (212,234,558)       (62,631)
                                                      --------------     --------------    -----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (497,232,112)      (292,111,840)      (134,293)
                                                      --------------     --------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (501,769,787)    $ (292,494,465)   $ 5,169,692
                                                      ==============     ==============    ===========


                                                      EQ/Montag & Caldwell       EQ/Mutual      EQ/Oppenheimer
                                                             Growth               Shares            Global
                                                     ---------------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $     358,514        $   10,575,549    $   1,528,008
  Expenses:
    Asset-based charges.............................         2,089,490             4,281,598        1,699,945
                                                         -------------        --------------    -------------
Net Investment Income (Loss)........................        (1,730,976)            6,293,951         (171,937)
                                                         -------------        --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (6,065,466)          (17,044,008)     (11,040,438)
    Realized gain distribution from The Trusts......                --                    --          187,676
                                                         -------------        --------------    -------------
  Net realized gain (loss)..........................        (6,065,466)          (17,044,008)     (10,852,762)
                                                         -------------        --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (53,756,587)         (126,766,530)     (51,264,819)
                                                         -------------        --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (59,822,053)         (143,810,538)     (62,117,581)
                                                         -------------        --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (61,553,029)       $ (137,516,587)   $ (62,289,518)
                                                         =============        ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street       Main Street
                                                        Opportunity        Small Cap
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     278,515    $      66,175
  Expenses:
    Asset-based charges.............................         498,725          871,683
                                                       -------------    -------------
Net Investment Income (Loss)........................        (220,210)        (805,508)
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (5,044,440)      (6,080,785)
    Realized gain distribution from The Trusts......              --          134,596
                                                       -------------    -------------
  Net realized gain (loss)..........................      (5,044,440)      (5,946,189)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (16,088,699)     (26,326,303)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (21,133,139)     (32,272,492)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (21,353,349)   $ (33,078,000)
                                                       =============    =============


                                                          EQ/PIMCO        EQ/Quality        EQ/Short         EQ/Small
                                                        Real Return        Bond PLUS     Duration Bond     Company Index
                                                     ----------------- ---------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   26,106,437    $  18,806,873    $   8,372,433    $    3,126,354
  Expenses:
    Asset-based charges.............................      12,155,601        5,412,722        1,690,017         5,370,137
                                                      --------------    -------------    -------------    --------------
Net Investment Income (Loss)........................      13,950,836       13,394,151        6,682,416        (2,243,783)
                                                      --------------    -------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       5,446,842       (7,378,896)      (1,147,459)      (11,882,685)
    Realized gain distribution from The Trusts......      50,351,628               --               --        30,372,072
                                                      --------------    -------------    -------------    --------------
  Net realized gain (loss)..........................      55,798,470       (7,378,896)      (1,147,459)       18,489,387
                                                      --------------    -------------    -------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (139,568,977)     (36,321,748)     (10,470,086)     (168,643,358)
                                                      --------------    -------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (83,770,507)     (43,700,644)     (11,617,545)     (150,153,971)
                                                      --------------    -------------    -------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (69,819,671)   $ (30,306,493)   $  (4,935,129)   $ (152,397,754)
                                                      ==============    =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/T. Rowe Price     EQ/Templeton
                                                        Growth Stock          Growth
                                                     ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $        8,160     $    3,339,056
  Expenses:
    Asset-based charges.............................        3,540,524          3,217,154
                                                       --------------     --------------
Net Investment Income (Loss)........................       (3,532,364)           121,902
                                                       --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,862,403)       (15,288,794)
    Realized gain distribution from The Trusts......           50,320                 --
                                                       --------------     --------------
  Net realized gain (loss)..........................       (1,812,083)       (15,288,794)
                                                       --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (120,650,775)       (95,839,083)
                                                       --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (122,462,858)      (111,127,877)
                                                       --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (125,995,222)    $ (111,005,975)
                                                       ==============     ==============


                                                                                              EQ/Van Kampen
                                                            EQ/UBS         EQ/Van Kampen    Emerging Markets    EQ/Van Kampen
                                                      Growth and Income       Comstock           Equity         Mid Cap Growth
                                                     ------------------- ----------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     830,802     $    4,773,911     $    1,771,182    $           --
  Expenses:
    Asset-based charges.............................          985,039          3,627,620         17,523,987         4,334,837
                                                        -------------     --------------     --------------    --------------
Net Investment Income (Loss)........................         (154,237)         1,146,291        (15,752,805)       (4,334,837)
                                                        -------------     --------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (2,709,534)        (8,955,642)         3,617,201       (10,432,354)
    Realized gain distribution from The Trusts......               --          2,171,823         61,537,000                --
                                                        -------------     --------------     --------------    --------------
  Net realized gain (loss)..........................       (2,709,534)        (6,783,819)        65,154,201       (10,432,354)
                                                        -------------     --------------     --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (30,779,777)      (103,659,127)      (985,591,293)     (166,657,947)
                                                        -------------     --------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (33,489,311)      (110,442,946)      (920,437,092)     (177,090,301)
                                                        -------------     --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (33,643,548)    $ (109,296,655)    $ (936,189,897)   $ (181,425,138)
                                                        =============     ==============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Van Kampen       Multimanager      Multimanager
                                                         Real Estate     Aggressive Equity      Core Bond
                                                     ------------------ ------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   10,226,118      $     362,630     $   33,788,400
  Expenses:
    Asset-based charges.............................        6,058,268          1,480,732          9,990,211
                                                       --------------      -------------     --------------
Net Investment Income (Loss)........................        4,167,850         (1,118,102)        23,798,189
                                                       --------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (21,534,708)        (1,624,330)        (3,756,623)
    Realized gain distribution from The Trusts......        3,110,516                 --         19,359,681
                                                       --------------      -------------     --------------
  Net realized gain (loss)..........................      (18,424,192)        (1,624,330)        15,603,058
                                                       --------------      -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (172,012,766)       (58,474,374)       (31,731,111)
                                                       --------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (190,436,958)       (60,098,704)       (16,128,053)
                                                       --------------      -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (186,269,108)     $ (61,216,806)    $    7,670,136
                                                       ==============      =============     ==============


                                                       Multimanager      Multimanager         Multimanager
                                                        Health Care       High Yield      International Equity
                                                     ---------------- ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   63,373,150      $    8,541,362
  Expenses:
    Asset-based charges.............................      4,239,081         10,614,425           8,055,090
                                                      -------------     --------------      --------------
Net Investment Income (Loss)........................     (4,239,081)        52,758,725             486,272
                                                      -------------     --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,210,901)       (38,020,929)         (2,187,524)
    Realized gain distribution from The Trusts......      3,403,465                 --          10,424,588
                                                      -------------     --------------      --------------
  Net realized gain (loss)..........................     (3,807,436)       (38,020,929)          8,237,064
                                                      -------------     --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (85,613,153)      (201,076,743)       (341,084,511)
                                                      -------------     --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (89,420,589)      (239,097,672)       (332,847,447)
                                                      -------------     --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (93,659,670)    $ (186,338,947)     $ (332,361,175)
                                                      =============     ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager      Multimanager      Multimanager
                                                         Large Cap         Large Cap          Large Cap
                                                        Core Equity          Growth             Value
                                                     ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     716,674    $           --     $    6,792,003
  Expenses:
    Asset-based charges.............................       1,999,491         3,718,749          7,111,367
                                                       -------------    --------------     --------------
Net Investment Income (Loss)........................      (1,282,817)       (3,718,749)          (319,364)
                                                       -------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (3,352,636)       (9,839,415)       (18,007,950)
    Realized gain distribution from The Trusts......         299,468            41,523          1,170,362
                                                       -------------    --------------     --------------
  Net realized gain (loss)..........................      (3,053,168)       (9,797,892)       (16,837,588)
                                                       -------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (63,496,754)     (130,114,572)      (209,296,551)
                                                       -------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (66,549,922)     (139,912,464)      (226,134,139)
                                                       -------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (67,832,739)   $ (143,631,213)    $ (226,453,503)
                                                       =============    ==============     ==============



                                                        Multimanager       Multimanager       Multimanager
                                                           Mid Cap            Mid Cap           Small Cap
                                                           Growth              Value             Growth
                                                     ------------------ ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $           --     $    1,443,577     $           --
  Expenses:
    Asset-based charges.............................        4,650,103          4,586,595          2,723,714
                                                       --------------     --------------     --------------
Net Investment Income (Loss)........................       (4,650,103)        (3,143,018)        (2,723,714)
                                                       --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (13,929,844)       (31,220,744)       (17,341,396)
    Realized gain distribution from The Trusts......        3,491,950          4,074,649            728,355
                                                       --------------     --------------     --------------
  Net realized gain (loss)..........................      (10,437,894)       (27,146,095)       (16,613,041)
                                                       --------------     --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (161,055,636)      (107,537,998)       (81,669,836)
                                                       --------------     --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (171,493,530)      (134,684,093)       (98,282,877)
                                                       --------------     --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (176,143,633)    $ (137,827,111)    $ (101,006,591)
                                                       ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager
                                                         Small Cap        Multimanager
                                                           Value           Technology
                                                     ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    1,321,259    $           --
  Expenses:
    Asset-based charges.............................       7,992,100         4,289,714
                                                      --------------    --------------
Net Investment Income (Loss)........................      (6,670,841)       (4,289,714)
                                                      --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (46,163,380)        4,441,497
    Realized gain distribution from The Trusts......       2,300,176                --
                                                      --------------    --------------
  Net realized gain (loss)..........................     (43,863,204)        4,441,497
                                                      --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (199,190,979)     (179,730,920)
                                                      --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (243,054,183)     (175,289,423)
                                                      --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (249,725,024)   $ (179,579,137)
                                                      ==============    ==============


                                                      Target 2015   Target 2025   Target 2035    Target 2045
                                                       Allocation    Allocation    Allocation    Allocation
                                                     ------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      --    $       --    $   24,776     $   21,233
  Expenses:
    Asset-based charges.............................          --            --            --             --
                                                       ---------    ----------    ----------     ----------
Net Investment Income (Loss)........................          --            --        24,776         21,233
                                                       ---------    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      45,811        54,278            --             --
    Realized gain distribution from The Trusts......          --            --        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Net realized gain (loss)..........................      45,811        54,278        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................     (86,045)     (103,585)     (486,172)      (532,414)
                                                       ---------    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,234)      (49,307)     (471,516)      (511,680)
                                                       ---------    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,234)   $  (49,307)   $ (446,740)    $ (490,447)
                                                       =========    ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              AXA Aggressive
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       3,936,104    $   32,391,791
  Net realized gain (loss) on investments........        131,282,366       131,968,772
  Change in unrealized appreciation
    (depreciation) of investments................     (1,449,797,143)      (97,771,692)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (1,314,578,673)       66,588,871
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........        779,016,877     1,176,124,863
    Transfers between funds including
      guaranteed interest account, net...........         75,436,777       165,605,218
    Transfers for contract benefits and
      terminations...............................        (99,788,750)      (77,561,900)
    Contract maintenance charges.................        (29,008,368)      (16,030,668)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        725,656,536     1,248,137,513
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           (405,768)         (625,147)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (589,327,905)    1,314,101,237
Net Assets -- Beginning of Period................      2,787,959,608     1,473,858,371
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   2,198,631,703    $2,787,959,608
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             87,524            97,725
  Units Redeemed.................................            (26,948)          (11,807)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             60,576            85,918
                                                   =================    ==============
                                                           AXA Conservative                   AXA Conservative-Plus
                                                              Allocation                           Allocation
                                                  ----------------------------------- -------------------------------------
                                                         2008              2007              2008               2007
                                                  ------------------ ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   47,036,051    $  11,885,291     $   29,928,322     $   19,521,518
  Net realized gain (loss) on investments........       (7,608,777)      15,230,093          6,879,854         32,848,368
  Change in unrealized appreciation
    (depreciation) of investments................     (159,266,295)      (8,667,059)      (315,384,042)       (18,980,507)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,839,021)      18,448,325       (278,575,866)        33,389,379
                                                    --------------    -------------     --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      224,125,509      112,696,853        292,413,908        220,384,033
    Transfers between funds including
      guaranteed interest account, net...........      820,180,316      122,797,914        309,105,532         96,909,579
    Transfers for contract benefits and
      terminations...............................      (87,145,892)     (42,430,719)       (97,480,974)       (59,646,899)
    Contract maintenance charges.................       (9,569,855)      (3,514,814)       (11,725,004)        (7,051,116)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      947,590,078      189,549,234        492,313,462        250,595,597
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          327,000               --             17,098              2,367
                                                    --------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets................      828,078,057      207,997,559        213,754,694        283,987,343
Net Assets -- Beginning of Period................      512,690,295      304,692,736      1,028,164,011        744,176,668
                                                    --------------    -------------     --------------     --------------
Net Assets -- End of Period......................   $1,340,768,352    $ 512,690,295     $1,241,918,705     $1,028,164,011
                                                    ==============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          113,047           40,052             66,914             38,552
  Units Redeemed.................................          (26,206)         (23,386)           (23,283)           (17,792)
                                                    --------------    -------------     --------------     --------------
  Net Increase (Decrease)........................           86,841           16,666             43,631             20,760
                                                    ==============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     144,603,235    $   98,473,231
 Net realized gain (loss) on investments.........        240,684,807       171,100,302
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,048,184,961)      (56,033,792)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  operations.....................................     (1,662,896,919)      213,539,741
                                                   -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      1,414,673,639     1,252,051,668
  Transfers between funds including
   guaranteed interest account, net..............        452,134,313       248,986,023
  Transfers for contract benefits and
   terminations..................................       (367,318,946)     (304,823,603)
  Contract maintenance charges...................        (55,459,239)      (39,920,371)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,444,029,767     1,156,293,717
                                                   -----------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (242,999)          (26,419)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (219,110,151)    1,369,807,039
Net Assets -- Beginning of Period................      5,581,130,343     4,211,323,304
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   5,362,020,192    $5,581,130,343
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued....................................            125,254            87,744
 Units Redeemed..................................            (26,736)          (15,901)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             98,518            71,843
                                                   =================    ==============

                                                            AXA Moderate-Plus                    EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                  -------------------------------------- ------------------------------------
                                                          2008               2007               2008              2007
                                                  ------------------- ------------------ ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      83,344,261    $  138,685,694    $     1,660,456    $   (6,264,923)
  Net realized gain (loss) on investments........        454,578,706       344,131,313         (9,877,898)       40,907,683
  Change in unrealized appreciation
    (depreciation) of investments................     (4,240,331,255)     (158,174,434)      (509,119,672)       (6,366,134)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (3,702,408,288)      324,642,573       (517,337,114)       28,276,626
                                                   -----------------    --------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      2,281,673,853     3,022,793,996         56,901,214        89,129,139
    Transfers between funds including
      guaranteed interest account, net...........        310,927,122       752,517,446        (59,248,095)     (120,783,852)
    Transfers for contract benefits and
      terminations...............................       (454,122,102)     (357,527,075)       (75,547,301)     (120,975,473)
    Contract maintenance charges.................       (102,426,627)      (65,315,919)        (8,801,481)       (9,583,822)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      2,036,052,246     3,352,468,448        (86,695,663)     (162,214,008)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....            (30,197)           84,703             78,001            61,494
                                                   -----------------    --------------    ---------------    --------------
Increase (Decrease) in Net Assets................     (1,666,386,239)    3,677,195,724       (603,954,776)     (133,875,888)
Net Assets -- Beginning of Period................      9,864,220,638     6,187,024,914      1,221,599,965     1,355,475,853
                                                   -----------------    --------------    ---------------    --------------
Net Assets -- End of Period......................  $   8,197,834,399    $9,864,220,638    $   617,645,189    $1,221,599,965
                                                   =================    ==============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            220,674           261,996              4,910             4,066
  Units Redeemed.................................            (56,396)          (23,400)            (6,642)           (6,632)
                                                   -----------------    --------------    ---------------    --------------
  Net Increase (Decrease)........................            164,278           238,596             (1,732)           (2,566)
                                                   =================    ==============    ===============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                       Intermediate Government              EQ/AllianceBernstein
                                                             Securities                        International
                                                  --------------------------------- ------------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   7,821,746    $   8,429,131    $    12,477,227    $     (472,811)
  Net realized gain (loss) on investments........     (1,366,840)      (2,368,295)        24,979,731       162,502,124
  Change in unrealized appreciation
    (depreciation) of investments................      1,364,716        9,261,262       (689,165,353)      (65,164,226)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................      7,819,622       15,322,098       (651,708,395)       96,865,087
                                                   -------------    -------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     42,004,283       12,541,487        115,436,752       236,797,792
    Transfers between funds including
      guaranteed interest account, net...........     94,974,307        7,893,862        (74,025,783)      110,751,037
    Transfers for contract benefits and
      terminations...............................    (36,984,246)     (32,594,693)       (55,977,050)      (70,452,562)
    Contract maintenance charges.................     (3,042,890)      (2,080,528)       (10,506,171)       (8,549,775)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     96,951,454      (14,239,872)       (25,072,252)      268,546,492
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (120,000)          (2,133)          (150,998)           (4,737)
                                                   -------------    -------------    ---------------    --------------
Increase (Decrease) in Net Assets................    104,651,076        1,080,093       (676,931,645)      365,406,842
Net Assets -- Beginning of Period................    297,019,320      295,939,227      1,284,920,261       919,513,419
                                                   -------------    -------------    ---------------    --------------
Net Assets -- End of Period......................  $ 401,670,396    $ 297,019,320    $   607,988,616    $1,284,920,261
                                                   =============    =============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         19,978            5,930             10,714            20,571
  Units Redeemed.................................        (11,686)          (6,292)           (12,308)           (6,784)
                                                   -------------    -------------    ---------------    --------------
  Net Increase (Decrease)........................          8,292             (362)            (1,594)           13,787
                                                   =============    =============    ===============    ==============

                                                         EQ/AllianceBernstein
                                                           Small Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,084,011)  $  (7,333,508)
  Net realized gain (loss) on investments........       (8,309,262)    109,170,025
  Change in unrealized appreciation
    (depreciation) of investments................     (222,476,523)    (34,042,658)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (236,869,796)     67,793,859
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,063,336      46,636,441
    Transfers between funds including
      guaranteed interest account, net...........      (12,427,376)    (17,044,208)
    Transfers for contract benefits and
      terminations...............................      (30,315,140)    (46,468,053)
    Contract maintenance charges.................       (3,982,954)     (3,644,114)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (9,662,134)    (20,519,934)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (186,999)         (2,649)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (246,718,929)     47,271,276
Net Assets -- Beginning of Period................      527,140,872     479,869,596
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   280,421,943   $ 527,140,872
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,966           5,921
  Units Redeemed.................................           (6,343)         (6,710)
                                                   ---------------   -------------
  Net Increase (Decrease)........................             (377)           (789)
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                  -------------------------------- ---------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (269,901)  $   (454,336)   $  (1,843,646)   $     557,078
  Net realized gain (loss) on investments........      (3,726,045)     1,766,134       (3,734,130)        (636,517)
  Change in unrealized appreciation
    (depreciation) of investments................     (21,331,726)    (4,076,114)      (5,980,556)       2,056,359
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................     (25,327,672)    (2,764,316)     (11,558,332)       1,976,920
                                                   --------------   ------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       8,923,474     19,216,403       11,056,946       19,258,475
    Transfers between funds including
      guaranteed interest account, net...........       8,325,131      6,872,221       21,952,839      (17,848,655)
    Transfers for contract benefits and
      terminations...............................      (2,162,219)    (1,503,449)      (7,889,538)      (9,988,002)
    Contract maintenance charges.................        (544,215)      (328,265)      (1,704,791)      (1,317,250)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      14,542,171     24,256,910       23,415,456       (9,895,432)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (999,499)            --          (23,002)            (846)
                                                   --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets................     (11,785,000)    21,492,594       11,834,122       (7,919,358)
Net Assets -- Beginning of Period................      55,931,841     34,439,247      134,385,436      142,304,794
                                                   --------------   ------------    -------------    -------------
Net Assets -- End of Period......................  $   44,146,841   $ 55,931,841    $ 146,219,558    $ 134,385,436
                                                   ==============   ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           3,415          3,179            8,826            4,101
  Units Redeemed.................................          (1,726)        (1,155)          (6,763)          (5,049)
                                                   --------------   ------------    -------------    -------------
  Net Increase (Decrease)........................           1,689          2,024            2,063             (948)
                                                   ==============   ============    =============    =============

                                                             EQ/BlackRock
                                                          Basic Value Equity
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,906,849   $    (3,219,995)
  Net realized gain (loss) on investments........       (6,807,761)      109,495,256
  Change in unrealized appreciation
    (depreciation) of investments................     (305,492,350)     (108,651,865)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    operations...................................     (310,393,262)       (2,376,604)
                                                   ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       61,465,787        87,291,039
    Transfers between funds including
      guaranteed interest account, net...........       (1,458,766)      (21,942,637)
    Transfers for contract benefits and
      terminations...............................      (49,860,219)      (73,516,615)
    Contract maintenance charges.................       (6,975,396)       (6,862,596)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        3,171,406       (15,030,809)
                                                   ---------------   ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          109,003            (4,983)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................     (307,112,853)      (17,412,396)
Net Assets -- Beginning of Period................      829,379,000       846,791,396
                                                   ---------------   ---------------
Net Assets -- End of Period......................  $   522,266,147   $   829,379,000
                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            9,070             7,893
  Units Redeemed.................................           (7,786)           (7,439)
                                                   ---------------   ---------------
  Net Increase (Decrease)........................            1,284               454
                                                   ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/BlackRock
                                                          International Value
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,280,675    $    4,412,602
  Net realized gain (loss) on investments........       21,522,769       195,606,209
  Change in unrealized appreciation
    (depreciation) of investments................     (506,344,124)     (106,862,733)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (478,540,680)       93,156,078
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       73,740,015       155,163,691
    Transfers between funds including
      guaranteed interest account, net...........      (81,316,769)      (56,367,362)
    Transfers for contract benefits and
      terminations...............................      (57,703,962)      (96,742,546)
    Contract maintenance charges.................       (8,272,098)       (8,208,358)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (73,552,814)       (6,154,575)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (299,000)          (11,093)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (552,392,494)       86,990,410
Net Assets -- Beginning of Period................    1,145,280,502     1,058,290,092
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   592,888,008    $1,145,280,502
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,597            11,109
  Units Redeemed.................................          (10,323)          (10,574)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (3,726)              535
                                                   ===============    ==============

                                                         EQ/Boston Advisors                   EQ/Calvert
                                                            Equity Income                Socially Responsible
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   1,709,506    $     713,731    $     (596,506)  $   (734,440)
  Net realized gain (loss) on investments........     (5,007,006)      21,233,183          (675,783)     5,867,834
  Change in unrealized appreciation
    (depreciation) of investments................    (66,805,964)     (17,465,104)      (28,608,826)       563,148
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................    (70,103,464)       4,481,810       (29,881,115)     5,696,542
                                                   -------------    -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,954,321       27,799,851         5,781,713      7,527,710
    Transfers between funds including
      guaranteed interest account, net...........     10,982,143      (13,773,073)        1,659,449     (1,468,329)
    Transfers for contract benefits and
      terminations...............................     (9,708,716)     (12,782,293)       (3,334,442)    (3,062,301)
    Contract maintenance charges.................     (1,874,063)      (1,725,812)         (526,541)      (460,495)
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     25,353,685         (481,327)        3,580,179      2,536,585
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (127,317)              --           (31,001)            --
                                                   -------------    -------------    --------------   ------------
Increase (Decrease) in Net Assets................    (44,877,096)       4,000,483       (26,331,937)     8,233,127
Net Assets -- Beginning of Period................    202,348,213      198,347,730        62,426,361     54,193,234
                                                   -------------    -------------    --------------   ------------
Net Assets -- End of Period......................  $ 157,471,117    $ 202,348,213    $   36,094,424   $ 62,426,361
                                                   =============    =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         15,282            9,080             1,822          1,667
  Units Redeemed.................................         (7,368)          (7,729)           (1,489)        (1,494)
                                                   -------------    -------------    --------------   ------------
  Net Increase (Decrease)........................          7,914            1,351               333            173
                                                   =============    =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Capital
                                                           Guardian Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,829,881)  $  (6,227,880)
  Net realized gain (loss) on investments........       (3,137,954)      9,479,341
  Change in unrealized appreciation
    (depreciation) of investments................     (175,765,854)     10,004,790
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (183,733,689)     13,256,251
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       36,011,938      81,287,806
    Transfers between funds including
      guaranteed interest account, net...........          272,383       6,319,263
    Transfers for contract benefits and
      terminations...............................      (24,908,574)    (38,489,374)
    Contract maintenance charges.................       (3,683,428)     (2,813,497)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        7,692,319      46,304,198
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (314,998)         (2,386)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (176,356,368)     59,558,063
Net Assets -- Beginning of Period................      440,295,587     380,737,524
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   263,939,219   $ 440,295,587
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,098           9,528
  Units Redeemed.................................           (5,209)         (5,733)
                                                   ---------------   -------------
  Net Increase (Decrease)........................              889           3,795
                                                   ===============   =============

                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                         Guardian Research (c)                 High Yield Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,249,033)   $   (2,078,747)   $   9,286,531    $  7,563,864
  Net realized gain (loss) on investments........       34,860,177        93,236,134       (7,485,659)        280,475
  Change in unrealized appreciation
    (depreciation) of investments................     (581,110,378)     (150,182,401)     (33,083,367)     (6,865,010)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (552,499,234)      (59,025,014)     (31,282,495)        979,329
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       25,369,585        48,042,371       19,055,687      36,618,753
    Transfers between funds including
      guaranteed interest account, net...........     (105,957,845)      892,249,902        8,958,467      10,435,491
    Transfers for contract benefits and
      terminations...............................      (95,335,590)     (114,835,109)      (6,967,960)     (6,909,561)
    Contract maintenance charges.................      (11,096,916)       (8,780,504)      (1,509,637)       (993,955)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (187,020,766)      816,676,660       19,536,557      39,150,728
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (58,999)          161,583            2,999             (42)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (739,578,999)      757,813,229      (11,742,939)     40,130,015
Net Assets -- Beginning of Period................    1,497,371,182       739,557,953      143,504,892     103,374,877
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   757,792,183    $1,497,371,182    $ 131,761,953    $143,504,892
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,925            74,931            9,764           9,466
  Units Redeemed.................................          (19,878)          (17,915)          (7,025)         (3,785)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................          (16,953)           57,016            2,739           5,681
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Davis
                                                           New York Venture
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (2,474,216)   $ (1,601,399)
  Net realized gain (loss) on investments........      (11,064,766)      3,108,761
  Change in unrealized appreciation
    (depreciation) of investments................     (130,689,555)     (1,538,345)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (144,228,537)        (30,983)
                                                   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       75,415,343     135,833,888
    Transfers between funds including
      guaranteed interest account, net...........       51,212,766      85,354,705
    Transfers for contract benefits and
      terminations...............................      (10,623,100)     (7,097,003)
    Contract maintenance charges.................       (3,106,524)       (941,691)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      112,898,485     213,149,899
                                                   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,180,596)            (39)
                                                   ---------------    ------------
Increase (Decrease) in Net Assets................      (34,510,648)    213,118,877
Net Assets -- Beginning of Period................      277,420,617      64,301,740
                                                   ---------------    ------------
Net Assets -- End of Period......................  $   242,909,969    $277,420,617
                                                   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,626          21,573
  Units Redeemed.................................           (5,762)         (2,471)
                                                   ---------------    ------------
  Net Increase (Decrease)........................           11,864          19,102
                                                   ===============    ============

                                                                                                 EQ/Evergreen
                                                          EQ/Equity 500 Index                 International Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     3,267,677    $   (2,430,789)   $  65,495,492    $  2,476,493
  Net realized gain (loss) on investments........       13,446,841       115,413,902        7,956,127       1,619,880
  Change in unrealized appreciation
    (depreciation) of investments................     (588,331,784)      (55,926,961)     (67,209,876)      5,870,675
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (571,617,266)       57,056,152        6,241,743       9,967,048
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       68,657,789       117,566,722       73,793,425      42,372,676
    Transfers between funds including
      guaranteed interest account, net...........      (44,788,116)      (71,345,475)     162,751,963      68,191,027
    Transfers for contract benefits and
      terminations...............................     (104,782,497)     (155,335,344)     (20,102,077)     (5,474,549)
    Contract maintenance charges.................      (11,655,065)      (11,768,154)      (3,679,230)       (848,078)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (92,567,889)     (120,882,251)     212,764,081     104,241,076
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (380,000)          (49,140)      (5,766,813)            (17)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (664,565,155)      (63,875,239)     213,239,011     114,208,107
Net Assets -- Beginning of Period................    1,577,342,213     1,641,217,452      200,080,105      85,871,998
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   912,777,058    $1,577,342,213    $ 413,319,116    $200,080,105
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,494            10,400           34,200          12,715
  Units Redeemed.................................          (12,666)          (12,689)         (15,567)         (2,657)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................           (2,172)           (2,289)          18,633          10,058
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,287,298)   $  (2,229,322)
  Net realized gain (loss) on investments........     (4,442,278)      14,531,813
  Change in unrealized appreciation
    (depreciation) of investments................    (45,017,948)        (317,278)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (50,747,524)      11,985,213
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     10,409,823       18,111,345
    Transfers between funds including
      guaranteed interest account, net...........      5,139,584       18,096,362
    Transfers for contract benefits and
      terminations...............................    (10,628,166)     (12,051,857)
    Contract maintenance charges.................     (1,701,654)      (1,313,436)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      3,219,587       22,842,414
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (12,300)            (422)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (47,540,237)      34,827,205
Net Assets -- Beginning of Period................    176,544,619      141,717,414
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 129,004,382    $ 176,544,619
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,380            6,147
  Units Redeemed.................................         (6,001)          (4,521)
                                                   -------------    -------------
  Net Increase (Decrease)........................            379            1,626
                                                   =============    =============

                                                                                               EQ/Franklin
                                                          EQ/Franklin Income                 Small Cap Value
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    26,339,942   $  11,493,316    $     (282,146)  $   (493,776)
  Net realized gain (loss) on investments........      (25,473,569)      5,513,796        (8,686,880)       891,688
  Change in unrealized appreciation
    (depreciation) of investments................     (210,034,118)    (27,348,192)      (21,900,745)    (8,707,855)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (209,167,745)    (10,341,080)      (30,869,771)    (8,309,943)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       76,510,415     237,227,754        21,810,440     42,643,971
    Transfers between funds including
      guaranteed interest account, net...........       (8,634,358)    270,963,723        29,154,742      9,535,218
    Transfers for contract benefits and
      terminations...............................      (28,787,766)    (26,252,919)       (3,083,154)    (1,661,701)
    Contract maintenance charges.................       (6,278,297)     (2,650,387)         (794,269)      (266,104)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       32,809,994     479,288,171        47,087,759     50,251,384
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,000,828)            (79)       (2,911,325)            --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (179,358,579)    468,947,012        13,306,663     41,941,441
Net Assets -- Beginning of Period................      605,070,868     136,123,856        61,224,375     19,282,934
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   425,712,289   $ 605,070,868    $   74,531,038   $ 61,224,375
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,101          51,409            10,493          6,927
  Units Redeemed.................................          (14,077)         (6,727)           (4,820)        (2,424)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................            3,024          44,682             5,673          4,503
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Franklin Templeton
                                                        Founding Strategy (a)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    35,966,558   $   7,140,840
  Net realized gain (loss) on investments........      (26,485,382)       (994,457)
  Change in unrealized appreciation
    (depreciation) of investments................     (501,379,956)    (26,905,825)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (491,898,780)    (20,759,442)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      520,219,218     573,405,440
    Transfers between funds including
      guaranteed interest account, net...........      223,763,310     249,266,273
    Transfers for contract benefits and
      terminations...............................      (39,830,059)     (8,095,879)
    Contract maintenance charges.................       (9,501,659)       (603,954)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      694,650,810     813,971,880
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (42,839)        199,999
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      202,709,191     793,412,437
Net Assets -- Beginning of Period................      793,412,437               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   996,121,628   $ 793,412,437
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           94,300          85,911
  Units Redeemed.................................           (9,168)         (2,460)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           85,132          83,451
                                                   ===============   =============

                                                              EQ/GAMCO                           EQ/GAMCO
                                                      Mergers and Acquisitions             Small Company Value
                                                  --------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                  ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,223,527)    $   (834,621)   $    (3,884,593)  $  (3,716,987)
  Net realized gain (loss) on investments........      1,037,676        7,456,848          6,189,537      28,644,152
  Change in unrealized appreciation
    (depreciation) of investments................    (20,056,018)      (5,768,786)      (172,866,113)     (6,392,804)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................    (20,241,869)         853,441       (170,561,169)     18,534,361
                                                   -------------     ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     16,641,524       34,611,090         87,585,184     135,160,984
    Transfers between funds including
      guaranteed interest account, net...........    (10,708,187)      15,605,530         28,597,473      94,223,934
    Transfers for contract benefits and
      terminations...............................     (5,144,520)      (4,804,492)       (18,342,653)    (18,318,916)
    Contract maintenance charges.................     (1,465,331)        (933,725)        (5,098,441)     (2,975,379)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (676,514)      44,478,403         92,741,563     208,090,623
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (33,346)          99,989            (45,511)         99,996
                                                   -------------     ------------    ---------------   -------------
Increase (Decrease) in Net Assets................    (20,951,729)      45,431,833        (77,865,117)    226,724,980
Net Assets -- Beginning of Period................    131,969,742       86,537,909        470,581,831     243,856,851
                                                   -------------     ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 111,018,013     $131,969,742    $   392,716,714   $ 470,581,831
                                                   =============     ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          3,900            5,603              6,224           9,458
  Units Redeemed.................................         (3,992)          (1,892)            (3,104)         (2,753)
                                                   -------------     ------------    ---------------   -------------
  Net Increase (Decrease)........................            (92)           3,711              3,120           6,705
                                                   =============     ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/International
                                                               Core PLUS
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $        93,764    $  (11,099,081)
  Net realized gain (loss) on investments........       23,751,257       281,548,796
  Change in unrealized appreciation
    (depreciation) of investments................     (488,516,584)     (143,168,641)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (464,671,563)      127,281,074
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       53,379,072        82,354,390
    Transfers between funds including
      guaranteed interest account, net...........        9,893,762       (75,301,686)
    Transfers for contract benefits and
      terminations...............................      (59,946,839)      (75,816,636)
    Contract maintenance charges.................       (8,694,364)       (8,118,467)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (5,368,369)      (76,882,399)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (7,110)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (470,039,932)       50,391,565
Net Assets -- Beginning of Period................    1,024,362,413       973,970,848
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   554,322,481    $1,024,362,413
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,626             8,052
  Units Redeemed.................................          (11,142)          (13,162)
                                                   ---------------    --------------
  Net Increase (Decrease)........................             (516)           (5,110)
                                                   ===============    ==============

                                                      EQ/International ETF          EQ/International Growth
                                                  ---------------------------- ----------------------------------
                                                        2008          2007            2008             2007
                                                  --------------- ------------ ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     152,463   $   60,919   $    (1,175,603)   $ (1,187,347)
  Net realized gain (loss) on investments........       (319,534)      20,344        (9,610,248)     18,033,828
  Change in unrealized appreciation
    (depreciation) of investments................     (1,432,902)     279,135      (105,847,924)        326,276
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (1,599,973)     360,398      (116,633,775)     17,172,757
                                                   -------------   ----------   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --        44,238,330      65,008,893
    Transfers between funds including
      guaranteed interest account, net...........             --           --        14,441,973      80,380,411
    Transfers for contract benefits and
      terminations...............................             --           --        (9,281,621)     (7,522,680)
    Contract maintenance charges.................             --           --        (2,559,727)     (1,136,646)
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --        46,838,955     136,729,978
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (500,000)          --           103,999             (17)
                                                   -------------   ----------   ---------------    ------------
Increase (Decrease) in Net Assets................     (2,099,973)     360,398       (69,690,821)    153,902,718
Net Assets -- Beginning of Period................      3,703,857    3,343,459       237,738,956      83,836,238
                                                   -------------   ----------   ---------------    ------------
Net Assets -- End of Period......................  $   1,603,884   $3,703,857   $   168,048,135    $237,738,956
                                                   =============   ==========   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --            11,798          14,739
  Units Redeemed.................................             --           --            (7,568)         (4,434)
                                                   -------------   ----------   ---------------    ------------
  Net Increase (Decrease)........................             --           --             4,230          10,305
                                                   =============   ==========   ===============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/JPMorgan
                                                               Core Bond
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    28,459,286    $   36,992,085
  Net realized gain (loss) on investments........      (33,827,360)       (1,384,245)
  Change in unrealized appreciation
    (depreciation) of investments................     (114,440,875)      (15,337,364)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,808,949)       20,270,476
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       42,075,735       111,814,271
    Transfers between funds including
      guaranteed interest account, net...........     (172,293,479)       12,407,294
    Transfers for contract benefits and
      terminations...............................      (97,989,775)     (125,039,236)
    Contract maintenance charges.................      (10,044,167)       (9,052,018)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (238,251,686)       (9,869,689)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (76,301)          (15,725)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (358,136,936)       10,385,062
Net Assets -- Beginning of Period................    1,271,481,983     1,261,096,921
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   913,345,047    $1,271,481,983
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,426            15,903
  Units Redeemed.................................          (25,935)          (15,097)
                                                   ---------------    --------------
  Net Increase (Decrease)........................          (19,509)              806
                                                   ===============    ==============

                                                              EQ/JPMorgan                        EQ/Large Cap
                                                          Value Opportunities                     Core PLUS
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,064,921   $      (594,482)  $    (2,128,351)  $    (934,831)
  Net realized gain (loss) on investments........      (16,710,861)       94,004,642        (8,730,231)     67,447,660
  Change in unrealized appreciation
    (depreciation) of investments................     (141,195,370)     (103,900,210)      (75,404,584)    (59,398,695)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (156,841,310)      (10,490,050)      (86,263,166)      7,114,134
                                                   ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       10,736,796        33,789,166         5,525,159      10,302,391
    Transfers between funds including
      guaranteed interest account, net...........      (25,761,728)      (30,654,913)      (10,481,074)    (19,399,231)
    Transfers for contract benefits and
      terminations...............................      (35,229,962)      (63,195,761)      (21,858,504)    (39,046,480)
    Contract maintenance charges.................       (2,218,023)       (2,543,075)       (1,432,614)     (1,590,512)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (52,472,917)      (62,604,583)      (28,247,033)    (49,733,832)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (266,998)           (4,955)               --         (14,102)
                                                   ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (209,581,225)      (73,099,588)     (114,510,199)    (42,633,800)
Net Assets -- Beginning of Period................      420,150,483       493,250,071       243,870,504     286,504,304
                                                   ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period......................  $   210,569,258   $   420,150,483   $   129,360,305   $ 243,870,504
                                                   ===============   ===============   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            1,967             4,550             1,617           1,691
  Units Redeemed.................................           (6,183)           (8,344)           (4,811)         (6,258)
                                                   ---------------   ---------------   ---------------   -------------
  Net Increase (Decrease)........................           (4,216)           (3,794)           (3,194)         (4,567)
                                                   ===============   ===============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Large Cap
                                                             Growth Index
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,384,494)  $  (5,772,220)
  Net realized gain (loss) on investments........         (753,175)      3,398,259
  Change in unrealized appreciation
    (depreciation) of investments................     (145,142,612)     47,055,787
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (150,280,281)     44,681,826
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       24,221,650      37,810,987
    Transfers between funds including
      guaranteed interest account, net...........       (6,728,431)     (9,593,154)
    Transfers for contract benefits and
      terminations...............................      (29,710,764)    (43,777,926)
    Contract maintenance charges.................       (2,752,474)     (2,371,345)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (14,970,019)    (17,931,438)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,000         (11,979)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (165,233,300)     26,738,409
Net Assets -- Beginning of Period................      411,165,560     384,427,151
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   245,932,260   $ 411,165,560
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,807           6,563
  Units Redeemed.................................          (10,140)        (10,357)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (3,333)         (3,794)
                                                   ===============   =============

                                                             EQ/Large Cap                       EQ/Large Cap
                                                             Growth PLUS                        Value Index
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,847,420)  $  (3,115,637)   $      (173,543)  $  (2,845,557)
  Net realized gain (loss) on investments........        3,819,000      14,111,167        (14,982,245)      6,960,177
  Change in unrealized appreciation
    (depreciation) of investments................     (134,073,469)     25,048,213        (88,532,502)    (18,747,929)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (134,101,889)     36,043,743       (103,688,290)    (14,633,309)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,776,388      29,398,855         14,398,302      40,646,668
    Transfers between funds including
      guaranteed interest account, net...........      (34,904,608)     63,462,388         (9,927,410)    (12,553,838)
    Transfers for contract benefits and
      terminations...............................      (22,544,757)    (33,664,941)        (6,397,649)     (8,727,650)
    Contract maintenance charges.................       (2,362,155)     (1,660,190)        (1,535,834)     (1,637,542)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (36,035,132)     57,536,112         (3,462,591)     17,727,638
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (226,500)         (6,023)                --             (15)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (170,363,521)     93,573,832       (107,150,881)      3,094,314
Net Assets -- Beginning of Period................      363,588,305     270,014,473        183,660,886     180,566,572
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   193,224,784   $ 363,588,305    $    76,510,005   $ 183,660,886
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,289           8,416              4,886           4,986
  Units Redeemed.................................           (8,073)         (4,572)            (5,297)         (3,408)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (2,784)          3,844               (411)          1,578
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Large Cap
                                                              Value PLUS (g)
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      23,923,165    $    3,190,690
  Net realized gain (loss) on investments........        (33,805,389)      295,176,429
  Change in unrealized appreciation
    (depreciation) of investments................       (936,768,121)     (444,902,189)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................       (946,650,345)     (146,535,070)
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         55,111,908       170,996,564
    Transfers between funds including
      guaranteed interest account, net...........       (196,962,458)      676,449,939
    Transfers for contract benefits and
      terminations...............................       (129,154,256)     (184,807,241)
    Contract maintenance charges.................        (17,490,591)      (16,755,326)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (288,495,397)      645,883,936
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             64,001            (8,009)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................     (1,235,081,741)      499,340,857
Net Assets -- Beginning of Period................      2,350,077,348     1,850,736,491
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   1,114,995,607    $2,350,077,348
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................              5,339            63,216
  Units Redeemed.................................            (27,652)          (23,204)
                                                   -----------------    --------------
  Net Increase (Decrease)........................            (22,313)           40,012
                                                   =================    ==============

                                                                                             EQ/Lord Abbett
                                                          EQ/Long Term Bond                 Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $  5,363,057     $  2,933,011    $       83,982   $    (501,314)
  Net realized gain (loss) on investments........        466,465         (530,683)       (3,353,099)     12,151,925
  Change in unrealized appreciation
    (depreciation) of investments................        557,676        3,827,867       (52,452,677)     (8,920,319)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      6,387,198        6,230,195       (55,721,794)      2,730,292
                                                    ------------     ------------    --------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     13,144,485       19,023,154        14,924,350      30,910,383
    Transfers between funds including
      guaranteed interest account, net...........     10,868,505       12,350,753        (5,583,383)     (9,982,533)
    Transfers for contract benefits and
      terminations...............................     (7,297,430)      (5,506,029)       (6,293,266)    (10,470,126)
    Contract maintenance charges.................     (1,183,131)        (747,250)       (1,322,119)     (1,167,373)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     15,532,429       25,120,628         1,725,582       9,290,351
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (34,509)              --        (3,650,654)             --
                                                    ------------     ------------    --------------   -------------
Increase (Decrease) in Net Assets................     21,885,118       31,350,823       (57,646,866)     12,020,643
Net Assets -- Beginning of Period................    114,656,454       83,305,631       151,193,748     139,173,105
                                                    ------------     ------------    --------------   -------------
Net Assets -- End of Period......................   $136,541,572     $114,656,454    $   93,546,882   $ 151,193,748
                                                    ============     ============    ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          8,936            7,557             2,682           4,513
  Units Redeemed.................................         (6,924)          (4,873)           (2,490)         (3,769)
                                                    ------------     ------------    --------------   -------------
  Net Increase (Decrease)........................          2,012            2,684               192             744
                                                    ============     ============    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Lord Abbett                    EQ/Lord Abbett
                                                           Large Cap Core                    Mid Cap Value
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (262,527)  $   (403,400)   $        69,833   $  (2,672,202)
  Net realized gain (loss) on investments........      (3,275,849)     5,496,227         (6,264,778)     31,557,447
  Change in unrealized appreciation
    (depreciation) of investments................     (30,541,689)       212,541       (117,086,130)    (37,151,529)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (34,080,065)     5,305,368       (123,281,075)     (8,266,284)
                                                   --------------   ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      13,537,401     16,067,399         30,853,855      80,614,716
    Transfers between funds including
      guaranteed interest account, net...........      31,639,977     11,520,031         (1,595,975)     24,758,315
    Transfers for contract benefits and
      terminations...............................      (4,269,182)    (3,527,075)       (10,866,745)    (12,908,381)
    Contract maintenance charges.................      (1,052,344)      (508,010)        (2,884,939)     (2,273,152)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      39,855,852     23,552,345         15,506,196      90,191,498
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (2,574,002)            --         (3,319,727)             --
                                                   --------------   ------------    ---------------   -------------
Increase (Decrease) in Net Assets................       3,201,785     28,857,713       (111,094,606)     81,925,214
Net Assets -- Beginning of Period................      82,042,363     53,184,650        301,405,216     219,480,002
                                                   --------------   ------------    ---------------   -------------
Net Assets -- End of Period......................  $   85,244,148   $ 82,042,363    $   190,310,610   $ 301,405,216
                                                   ==============   ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           7,001          3,381              6,109          12,288
  Units Redeemed.................................          (3,312)        (1,505)            (4,604)         (5,438)
                                                   --------------   ------------    ---------------   -------------
  Net Increase (Decrease)........................           3,689          1,876              1,505           6,850
                                                   ==============   ============    ===============   =============

                                                            EQ/Marsico Focus
                                                  ------------------------------------
                                                         2008               2007
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   (8,227,112)   $  (22,776,187)
  Net realized gain (loss) on investments........       39,820,399       236,799,514
  Change in unrealized appreciation
    (depreciation) of investments................     (832,575,684)       (7,038,803)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (800,982,397)      206,984,524
                                                    --------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      168,142,262       230,174,261
    Transfers between funds including
      guaranteed interest account, net...........      (23,278,056)      (31,417,755)
    Transfers for contract benefits and
      terminations...............................      (92,517,279)     (126,245,484)
    Contract maintenance charges.................      (17,082,652)      (14,839,784)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       35,264,275        57,671,238
                                                    --------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (487,000)           (7,221)
                                                    --------------    --------------
Increase (Decrease) in Net Assets................     (766,205,122)      264,648,541
Net Assets -- Beginning of Period................    1,909,859,842     1,645,211,301
                                                    --------------    --------------
Net Assets -- End of Period......................   $1,143,654,720    $1,909,859,842
                                                    ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           18,185            18,999
  Units Redeemed.................................          (15,258)          (14,270)
                                                    --------------    --------------
  Net Increase (Decrease)........................            2,927             4,729
                                                    ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Mid Cap
                                                                 Index
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,537,675)   $  (15,351,363)
  Net realized gain (loss) on investments........      (24,256,556)      177,355,115
  Change in unrealized appreciation
    (depreciation) of investments................     (472,975,556)      (99,558,417)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (501,769,787)       62,445,335
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       59,080,324       115,889,468
    Transfers between funds including
      guaranteed interest account, net...........      (32,303,620)      (43,777,381)
    Transfers for contract benefits and
      terminations...............................      (51,574,835)      (79,876,311)
    Contract maintenance charges.................       (8,240,422)       (8,555,184)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (33,038,553)      (16,319,408)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (5,275)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (534,808,340)       46,120,652
Net Assets -- Beginning of Period................    1,035,825,077       989,704,425
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   501,016,737    $1,035,825,077
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            8,705            10,091
  Units Redeemed.................................          (11,260)          (11,835)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (2,555)           (1,744)
                                                   ===============    ==============

                                                              EQ/Mid Cap
                                                              Value PLUS                        EQ/Money Market
                                                  ----------------------------------- ------------------------------------
                                                         2008              2007              2008               2007
                                                  ----------------- ----------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      (382,625)  $    (4,610,290)   $    5,303,985    $    23,246,551
  Net realized gain (loss) on investments........      (79,877,282)      260,539,525           (71,662)          (211,185)
  Change in unrealized appreciation
    (depreciation) of investments................     (212,234,558)     (277,118,388)          (62,631)           222,973
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    operations...................................     (292,494,465)      (21,189,153)        5,169,692         23,258,339
                                                   ---------------   ---------------    --------------    ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       17,465,982        72,453,587       737,101.790        459,390,401
    Transfers between funds including
      guaranteed interest account, net...........      (86,089,191)     (105,491,837)      301,263,885        256,278,645
    Transfers for contract benefits and
      terminations...............................      (44,393,137)      (75,035,606)     (392,439,992)      (495,059,766)
    Contract maintenance charges.................       (6,313,342)       (7,592,654)       (8,372,217)        (5,120,378)
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (119,329,688)     (115,666,510)      637,553,466        215,488,902
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (122,000)           (6,127)         (270,893)            14,278
                                                   ---------------   ---------------    --------------    ---------------
Increase (Decrease) in Net Assets................     (411,946,153)     (136,861,790)      642,452,265        238,761,519
Net Assets -- Beginning of Period................      812,009,443       948,871,233       851,522,707        612,761,188
                                                   ---------------   ---------------    --------------    ---------------
Net Assets -- End of Period......................  $   400,063,290   $   812,009,443    $1,493,974,972    $   851,522,707
                                                   ===============   ===============    ==============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,829             5,715           101,142             73,489
  Units Redeemed.................................          (11,484)          (12,143)          (55,686)           (61,353)
                                                   ---------------   ---------------    --------------    ---------------
  Net Increase (Decrease)........................           (8,655)           (6,428)           45,456             12,136
                                                   ===============   ===============    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Montag & Caldwell
                                                               Growth
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,730,976)    $   (510,000)
  Net realized gain (loss) on investments........     (6,065,466)       1,724,061
  Change in unrealized appreciation
    (depreciation) of investments................    (53,756,587)       5,944,169
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    operations...................................    (61,553,029)       7,158,230
                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     28,840,231       11,709,118
    Transfers between funds including
      guaranteed interest account, net...........     84,271,697       55,312,746
    Transfers for contract benefits and
      terminations...............................     (6,620,843)      (3,261,364)
    Contract maintenance charges.................     (1,581,869)        (373,381)
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    104,909,216       63,387,119
                                                   -------------     ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (138,933)              --
                                                   -------------     ------------
Increase (Decrease) in Net Assets................     43,217,254       70,545,349
Net Assets -- Beginning of Period................    100,681,466       30,136,117
                                                   -------------     ------------
Net Assets -- End of Period......................  $ 143,898,720     $100,681,466
                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         39,334           14,727
  Units Redeemed.................................        (14,430)          (2,510)
                                                   -------------     ------------
  Net Increase (Decrease)........................         24,904           12,217
                                                   =============     ============

                                                                                              EQ/Oppenheimer
                                                           EQ/Mutual Shares                       Global
                                                  ---------------------------------- ---------------------------------
                                                         2008             2007             2008             2007
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,293,951   $  (4,133,571)   $     (171,937)   $   (670,358)
  Net realized gain (loss) on investments........      (17,044,008)      3,865,724       (10,852,762)      2,120,164
  Change in unrealized appreciation
    (depreciation) of investments................     (126,766,530)     (9,039,783)      (51,264,819)     (1,198,545)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (137,516,587)     (9,307,630)      (62,289,518)        251,261
                                                   ---------------   -------------    --------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,815,910     169,234,897        27,145,149      56,803,015
    Transfers between funds including
      guaranteed interest account, net...........      (35,013,356)    123,656,655        16,514,971      37,905,119
    Transfers for contract benefits and
      terminations...............................      (11,816,877)    (12,293,363)       (4,909,832)     (2,231,694)
    Contract maintenance charges.................       (3,499,476)     (1,626,668)       (1,293,315)       (313,754)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,513,799)    278,971,521        37,456,973      92,162,686
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (18,384,000)            (43)       (6,490,003)            (16)
                                                   ---------------   -------------    --------------    ------------
Increase (Decrease) in Net Assets................     (168,414,386)    269,663,848       (31,322,548)     92,413,931
Net Assets -- Beginning of Period................      373,766,283     104,102,435       120,697,952      28,284,021
                                                   ---------------   -------------    --------------    ------------
Net Assets -- End of Period......................  $   205,351,897   $ 373,766,283    $   89,375,404    $120,697,952
                                                   ===============   =============    ==============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            7,703          30,452             7,529           8,995
  Units Redeemed.................................           (9,140)         (5,331)           (3,931)         (1,103)
                                                   ---------------   -------------    --------------    ------------
  Net Increase (Decrease)........................           (1,437)         25,121             3,598           7,892
                                                   ===============   =============    ==============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Oppenheimer                   EQ/Oppenheimer
                                                      Main Street Opportunity           Main Street Small Cap
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (220,210)  $   (163,878)   $     (805,508)  $   (601,043)
  Net realized gain (loss) on investments........      (5,044,440)     2,788,609        (5,946,189)     1,112,009
  Change in unrealized appreciation
    (depreciation) of investments................     (16,088,699)    (2,875,869)      (26,326,303)    (5,108,656)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (21,353,349)      (251,138)      (33,078,000)    (4,597,690)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       6,725,792     18,510,013        15,379,062     33,472,851
    Transfers between funds including
      guaranteed interest account, net...........       1,496,217     13,290,476         5,271,746     23,744,238
    Transfers for contract benefits and
      terminations...............................      (1,528,559)    (1,167,130)       (2,047,617)    (1,970,130)
    Contract maintenance charges.................        (382,352)      (150,501)         (676,595)      (213,438)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       6,311,098     30,482,858        17,926,596     55,033,521
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (996,499)            --        (1,497,003)            --
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (16,038,750)    30,231,720       (16,648,407)    50,435,831
Net Assets -- Beginning of Period................      49,060,044     18,828,324        71,006,974     20,571,143
                                                   --------------   ------------    --------------   ------------
Net Assets -- End of Period......................  $   33,021,294   $ 49,060,044    $   54,358,567   $ 71,006,974
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           2,441          3,606             4,009          6,126
  Units Redeemed.................................          (1,788)          (937)           (2,073)        (1,380)
                                                   --------------   ------------    --------------   ------------
  Net Increase (Decrease)........................             653          2,669             1,936          4,746
                                                   ==============   ============    ==============   ============

                                                               EQ/PIMCO
                                                             Real Return
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    13,950,836   $   5,847,847
  Net realized gain (loss) on investments........       55,798,470       3,829,324
  Change in unrealized appreciation
    (depreciation) of investments................     (139,568,977)     28,562,465
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      (69,819,671)     38,239,636
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      141,377,956      79,109,648
    Transfers between funds including
      guaranteed interest account, net...........      420,851,015      88,930,409
    Transfers for contract benefits and
      terminations...............................      (52,885,920)    (20,859,358)
    Contract maintenance charges.................       (8,645,672)     (2,950,283)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      500,697,379     144,230,416
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           48,998          99,653
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      430,926,706     182,569,705
Net Assets -- Beginning of Period................      486,950,498     304,380,793
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   917,877,204   $ 486,950,498
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           78,030          25,813
  Units Redeemed.................................          (32,285)        (11,343)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           45,745          14,470
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Quality
                                                              Bond PLUS
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  13,394,151    $  13,408,270
  Net realized gain (loss) on investments........     (7,378,896)      (1,983,580)
  Change in unrealized appreciation
    (depreciation) of investments................    (36,321,748)         122,499
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (30,306,493)      11,547,189
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     29,785,877       39,166,371
    Transfers between funds including
      guaranteed interest account, net...........    (32,254,968)       9,052,896
    Transfers for contract benefits and
      terminations...............................    (30,268,685)     (35,131,052)
    Contract maintenance charges.................     (3,825,471)      (3,103,980)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (36,563,247)       9,984,235
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         27,469          135,459
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (66,842,271)      21,666,883
Net Assets -- Beginning of Period................    393,129,672      371,462,789
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 326,287,401    $ 393,129,672
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,787            7,550
  Units Redeemed.................................         (9,265)          (6,206)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (2,478)           1,344
                                                   =============    =============

                                                              EQ/Short                          EQ/Small
                                                           Duration Bond                     Company Index
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   6,682,416    $  2,148,882    $    (2,243,783)  $    (785,522)
  Net realized gain (loss) on investments........     (1,147,459)        954,551         18,489,387      57,778,402
  Change in unrealized appreciation
    (depreciation) of investments................    (10,470,086)       (412,042)      (168,643,358)    (71,918,814)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (4,935,129)      2,691,391       (152,397,754)    (14,925,934)
                                                   -------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     26,888,122      17,276,944         25,484,049      57,163,322
    Transfers between funds including
      guaranteed interest account, net...........     49,540,870       7,351,269         (8,035,308)    (32,828,333)
    Transfers for contract benefits and
      terminations...............................     (9,396,284)     (5,974,974)       (23,331,058)    (36,399,028)
    Contract maintenance charges.................     (1,095,337)       (514,672)        (3,832,287)     (3,782,262)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     65,937,371      18,138,567         (9,714,604)    (15,846,301)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             168          80,116            (13,000)         (2,322)
                                                   -------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................     61,002,410      20,910,074       (162,125,358)    (30,774,557)
Net Assets -- Beginning of Period................     80,793,118      59,883,044        444,692,315     475,466,872
                                                   -------------    ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 141,795,528    $ 80,793,118    $   282,566,957   $ 444,692,315
                                                   =============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         12,083           7,585              5,604           5,902
  Units Redeemed.................................         (5,808)         (5,817)            (6,112)         (6,674)
                                                   -------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................          6,275           1,768               (508)           (772)
                                                   =============    ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/T. Rowe Price
                                                           Growth Stock (d)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,532,364)  $  (2,277,057)
  Net realized gain (loss) on investments........       (1,812,083)     24,486,444
  Change in unrealized appreciation
    (depreciation) of investments................     (120,650,775)    (25,648,683)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (125,995,222)     (3,439,296)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,208,023      23,853,471
    Transfers between funds including
      guaranteed interest account, net...........           73,817     236,913,422
    Transfers for contract benefits and
      terminations...............................      (18,802,621)    (16,236,193)
    Contract maintenance charges.................       (2,409,909)     (1,332,712)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        2,069,310     243,197,988
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          123,317          17,686
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (123,802,595)    239,776,378
Net Assets -- Beginning of Period................      291,072,093      51,295,715
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   167,269,498   $ 291,072,093
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,607          16,936
  Units Redeemed.................................           (3,534)         (2,262)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            1,073          14,674
                                                   ===============   =============

                                                         EQ/Templeton Growth            EQ/UBS Growth and Income
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       121,902   $  (1,911,943)   $     (154,237)  $   (521,621)
  Net realized gain (loss) on investments........      (15,288,794)      3,536,098        (2,709,534)     4,179,584
  Change in unrealized appreciation
    (depreciation) of investments................      (95,839,083)     (7,014,476)      (30,779,777)    (4,590,749)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (111,005,975)     (5,390,321)      (33,643,548)      (932,786)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       26,301,609     135,146,323         6,896,212     20,770,619
    Transfers between funds including
      guaranteed interest account, net...........      (36,421,901)     97,981,466        (5,415,471)      (834,027)
    Transfers for contract benefits and
      terminations...............................       (9,571,998)    (10,373,599)       (3,505,033)    (4,420,849)
    Contract maintenance charges.................       (2,661,067)     (1,272,154)         (759,129)      (678,483)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (22,353,357)    221,482,036        (2,783,421)    14,837,260
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,057,741)            (45)               --             --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (136,417,073)    216,091,670       (36,426,969)    13,904,474
Net Assets -- Beginning of Period................      286,214,630      70,122,960        84,497,331     70,592,857
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   149,797,557   $ 286,214,630    $   48,070,362   $ 84,497,331
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,750          23,623             5,139          7,374
  Units Redeemed.................................           (8,149)         (3,676)           (5,300)        (3,934)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................           (2,399)         19,947              (161)         3,440
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Van Kampen
                                                        EQ/Van Kampen Comstock             Emerging Markets Equity
                                                  ---------------------------------- ------------------------------------
                                                         2008             2007              2008              2007
                                                  ----------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,146,291   $     423,457    $  (15,752,805)    $  (19,088,257)
  Net realized gain (loss) on investments........       (6,783,819)     18,648,767        65,154,201        446,664,476
  Change in unrealized appreciation
    (depreciation) of investments................     (103,659,127)    (32,146,462)     (985,591,293)         7,510,616
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (109,296,655)    (13,074,238)     (936,189,897)       435,086,835
                                                   ---------------   -------------    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       22,199,653      69,517,617       174,385,806        239,698,333
    Transfers between funds including
      guaranteed interest account, net...........         (286,039)     (9,510,659)      (86,789,044)        20,394,939
    Transfers for contract benefits and
      terminations...............................      (10,777,798)    (14,799,789)      (70,211,440)       (92,112,067)
    Contract maintenance charges.................       (2,816,201)     (2,425,684)      (12,474,163)       (10,268,253)
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        8,319,615      42,781,485         4,911,159        157,712,952
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,318,600)            (21)          (61,501)            (4,056)
                                                   ---------------   -------------    --------------     --------------
Increase (Decrease) in Net Assets................     (104,295,640)     29,707,226      (931,340,239)       592,795,731
Net Assets -- Beginning of Period................      289,349,061     259,641,835     1,627,458,066      1,034,662,335
                                                   ---------------   -------------    --------------     --------------
Net Assets -- End of Period......................  $   185,053,421   $ 289,349,061    $  696,117,827     $1,627,458,066
                                                   ===============   =============    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,848           7,869            16,383             20,750
  Units Redeemed.................................           (4,779)         (4,366)          (15,994)           (15,196)
                                                   ---------------   -------------    --------------     --------------
  Net Increase (Decrease)........................            1,069           3,503               389              5,554
                                                   ===============   =============    ==============     ==============

                                                            EQ/Van Kampen
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,334,837)  $  (2,224,184)
  Net realized gain (loss) on investments........      (10,432,354)     21,157,345
  Change in unrealized appreciation
    (depreciation) of investments................     (166,657,947)     11,739,869
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (181,425,138)     30,673,030
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       56,603,270      66,008,687
    Transfers between funds including
      guaranteed interest account, net...........       38,012,249     113,561,380
    Transfers for contract benefits and
      terminations...............................      (13,513,191)    (10,270,623)
    Contract maintenance charges.................       (3,275,653)     (1,551,753)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       77,826,675     167,747,691
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (4,880,466)             --
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (108,478,929)    198,420,721
Net Assets -- Beginning of Period................      318,831,613     120,410,892
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   210,352,684   $ 318,831,613
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           12,774          13,520
  Units Redeemed.................................           (7,072)         (2,703)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            5,702          10,817
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Van Kampen
                                                         Real Estate (b) (f)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     4,167,850   $   1,071,250
  Net realized gain (loss) on investments........      (18,424,192)      7,562,359
  Change in unrealized appreciation
    (depreciation) of investments................     (172,012,766)    (53,491,083)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,269,108)    (44,857,474)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       46,435,201      27,648,694
    Transfers between funds including
      guaranteed interest account, net...........        4,518,438     479,842,930
    Transfers for contract benefits and
      terminations...............................      (20,218,542)     (9,756,305)
    Contract maintenance charges.................       (4,671,321)     (1,620,650)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       26,063,776     496,114,669
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (253,593)        200,000
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (160,458,925)    451,457,195
Net Assets -- Beginning of Period................      451,457,195               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   290,998,270   $ 451,457,195
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           15,583          59,830
  Units Redeemed.................................          (11,694)         (5,355)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            3,889          54,475
                                                   ===============   =============

                                                            Multimanager                      Multimanager
                                                          Aggressive Equity                     Core Bond
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,118,102)   $  (1,993,654)   $  23,798,189    $  17,362,876
  Net realized gain (loss) on investments........     (1,624,330)       7,992,369       15,603,058       (4,088,282)
  Change in unrealized appreciation
    (depreciation) of investments................    (58,474,374)       5,935,319      (31,731,111)      17,212,374
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (61,216,806)      11,934,034        7,670,136       30,486,968
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,564,526       15,553,578       41,424,004       37,696,538
    Transfers between funds including
      guaranteed interest account, net...........     (5,793,823)     (17,886,983)      97,217,901       (3,279,239)
    Transfers for contract benefits and
      terminations...............................     (8,692,522)     (13,188,187)     (58,488,580)     (56,661,798)
    Contract maintenance charges.................       (926,538)        (935,087)      (7,142,205)      (5,397,440)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (5,848,357)     (16,456,679)      73,011,120      (27,641,939)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (2,000)              --            7,001           (4,366)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets................    (67,067,163)      (4,522,645)      80,688,257        2,840,663
Net Assets -- Beginning of Period................    134,809,808      139,332,453      654,064,476      651,223,813
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period......................  $  67,742,645    $ 134,809,808    $ 734,752,733    $ 654,064,476
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          1,451            1,437           20,826           12,768
  Units Redeemed.................................         (1,314)          (1,774)         (14,144)         (14,981)
                                                   -------------    -------------    -------------    -------------
  Net Increase (Decrease)........................            137             (337)           6,682           (2,213)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                             Health Care
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (4,239,081)   $  (4,476,018)
  Net realized gain (loss) on investments........     (3,807,436)      32,370,131
  Change in unrealized appreciation
    (depreciation) of investments................    (85,613,153)      (6,588,306)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (93,659,670)      21,305,807
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,550,911       35,569,857
    Transfers between funds including
      guaranteed interest account, net...........      8,327,100       (4,934,070)
    Transfers for contract benefits and
      terminations...............................    (16,493,478)     (19,346,186)
    Contract maintenance charges.................     (3,288,603)      (2,671,786)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     14,095,930        8,617,815
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         19,462           91,984
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (79,544,278)      30,015,606
Net Assets -- Beginning of Period................    320,883,761      290,868,155
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 241,339,483    $ 320,883,761
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          7,357            5,154
  Units Redeemed.................................         (6,349)          (4,577)
                                                   -------------    -------------
  Net Increase (Decrease)........................          1,008              577
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                              High Yield                    International Equity
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    52,758,725   $  53,414,827    $       486,272   $  (4,709,108)
  Net realized gain (loss) on investments........      (38,020,929)         42,690          8,237,064      81,851,913
  Change in unrealized appreciation
    (depreciation) of investments................     (201,076,743)    (38,526,322)      (341,084,511)    (13,590,584)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,338,947)     14,931,195       (332,361,175)     63,552,221
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       29,911,093      75,108,248         56,365,595      97,829,235
    Transfers between funds including
      guaranteed interest account, net...........     (119,893,179)    (49,472,822)       (10,558,070)     (3,480,572)
    Transfers for contract benefits and
      terminations...............................      (64,454,973)    (89,853,713)       (31,963,390)    (40,679,469)
    Contract maintenance charges.................       (7,024,175)     (6,997,321)        (5,916,942)     (5,298,150)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (161,461,234)    (71,215,608)         7,927,193      48,371,044
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           78,000         (11,818)            (9,998)         (2,709)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (347,722,181)    (56,296,231)      (324,443,980)    111,920,556
Net Assets -- Beginning of Period................      879,528,892     935,825,123        680,519,809     568,599,253
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   531,806,711   $ 879,528,892    $   356,075,829   $ 680,519,809
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            3,397           7,880              8,713          10,956
  Units Redeemed.................................          (11,958)         (9,385)            (8,554)         (8,462)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (8,561)         (1,505)               159           2,494
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                        Large Cap Core Equity
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,282,817)   $  (1,861,159)
  Net realized gain (loss) on investments........     (3,053,168)      23,483,211
  Change in unrealized appreciation
    (depreciation) of investments................    (63,496,754)     (15,770,813)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (67,832,739)       5,851,239
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,354,533       16,575,734
    Transfers between funds including
      guaranteed interest account, net...........     (9,332,214)      (3,134,775)
    Transfers for contract benefits and
      terminations...............................    (11,469,633)     (13,817,236)
    Contract maintenance charges.................     (1,476,378)      (1,514,077)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (12,923,692)      (1,890,354)
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (20,000)          (1,216)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (80,776,431)       3,959,669
Net Assets -- Beginning of Period................    177,349,986      173,390,317
                                                   -------------    -------------
Net Assets -- End of Period......................  $  96,573,555    $ 177,349,986
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          2,988            3,239
  Units Redeemed.................................         (4,180)          (3,458)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (1,192)            (219)
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,718,749)  $  (4,535,388)   $      (319,364)  $  (2,319,683)
  Net realized gain (loss) on investments........       (9,797,892)     51,853,612        (16,837,588)     96,064,770
  Change in unrealized appreciation
    (depreciation) of investments................     (130,114,572)    (19,182,119)      (209,296,551)    (81,818,072)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (143,631,213)     28,136,105       (226,453,503)     11,927,015
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       16,849,861      25,722,038         49,428,992      66,592,837
    Transfers between funds including
      guaranteed interest account, net...........       (8,336,400)    (11,413,412)       (17,111,832)    (21,646,809)
    Transfers for contract benefits and
      terminations...............................      (17,897,682)    (24,380,314)       (30,886,054)    (46,326,446)
    Contract maintenance charges.................       (2,756,466)     (2,656,640)        (5,157,236)     (5,046,941)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,140,687)    (12,728,328)        (3,726,130)     (6,427,359)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,799          (1,538)           (22,001)         (2,128)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (155,754,101)     15,406,239       (230,201,634)      5,497,528
Net Assets -- Beginning of Period................      322,426,053     307,019,814        583,580,991     578,083,463
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   166,671,952   $ 322,426,053    $   353,379,357   $ 583,580,991
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,329           5,643              8,703           8,867
  Units Redeemed.................................           (6,618)         (7,225)            (9,492)         (9,490)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,289)         (1,582)              (789)           (623)
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,650,103)  $  (6,127,383)
  Net realized gain (loss) on investments........      (10,437,894)     56,472,196
  Change in unrealized appreciation
    (depreciation) of investments................     (161,055,636)     (9,234,848)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (176,143,633)     41,109,965
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       19,078,584      28,099,308
    Transfers between funds including
      guaranteed interest account, net...........      (14,926,472)    (27,419,637)
    Transfers for contract benefits and
      terminations...............................      (22,102,169)    (34,635,321)
    Contract maintenance charges.................       (3,456,566)     (3,654,882)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (21,406,623)    (37,610,532)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           27,430          (2,543)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (197,522,826)      3,496,890
Net Assets -- Beginning of Period................      414,235,593     410,738,703
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   216,712,767   $ 414,235,593
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,150           3,811
  Units Redeemed.................................           (6,229)         (7,128)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (2,079)         (3,317)
                                                   ===============   =============

                                                             Multimanager                       Multimanager
                                                            Mid Cap Value                   Small Cap Growth (e)
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,143,018)  $  (6,474,610)   $    (2,723,714)  $  (3,089,072)
  Net realized gain (loss) on investments........      (27,146,095)     39,617,747        (16,613,041)     29,308,643
  Change in unrealized appreciation
    (depreciation) of investments................     (107,537,998)    (36,433,587)       (81,669,836)    (33,439,325)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (137,827,111)     (3,290,450)      (101,006,591)     (7,219,754)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       20,268,911      39,192,130         19,629,713      30,977,521
    Transfers between funds including
      guaranteed interest account, net...........      (14,425,378)    (42,633,623)       (15,042,379)     84,485,220
    Transfers for contract benefits and
      terminations...............................      (23,248,754)    (34,927,644)        (8,451,130)    (12,954,807)
    Contract maintenance charges.................       (3,408,946)     (3,763,511)        (2,125,982)     (1,809,027)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (20,814,167)    (42,132,648)        (5,989,778)    100,698,907
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (39,702)         (2,426)        (3,699,991)      5,351,699
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (158,680,980)    (45,425,524)      (110,696,360)     98,830,852
Net Assets -- Beginning of Period................      393,114,656     438,540,180        246,233,562     147,402,710
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   234,433,676   $ 393,114,656    $   135,537,202   $ 246,233,562
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,114           4,292              7,074          21,675
  Units Redeemed.................................           (6,695)         (7,199)            (6,975)        (10,151)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,581)         (2,907)                99          11,524
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Small Cap Value
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,670,841)  $  (10,432,975)
  Net realized gain (loss) on investments........      (43,863,204)      91,427,573
  Change in unrealized appreciation
    (depreciation) of investments................     (199,190,979)    (174,133,468)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    operations...................................     (249,725,024)     (93,138,870)
                                                   ---------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       13,780,041       35,637,468
    Transfers between funds including
      guaranteed interest account, net...........      (69,210,950)    (121,687,075)
    Transfers for contract benefits and
      terminations...............................      (44,406,413)     (81,889,679)
    Contract maintenance charges.................       (5,530,698)      (7,121,145)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (105,368,020)    (175,060,431)
                                                   ---------------   --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (89,998)          (4,259)
                                                   ---------------   --------------
Increase (Decrease) in Net Assets................     (355,183,042)    (268,203,560)
Net Assets -- Beginning of Period................      724,153,552      992,357,112
                                                   ---------------   --------------
Net Assets -- End of Period......................  $   368,970,510   $  724,153,552
                                                   ===============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,332            2,804
  Units Redeemed.................................          (10,119)         (12,606)
                                                   ---------------   --------------
  Net Increase (Decrease)........................           (7,787)          (9,802)
                                                   ===============   ==============

                                                             Multimanager                    Target 2015
                                                              Technology                      Allocation
                                                  ---------------------------------- ----------------------------
                                                         2008             2007             2008          2007
                                                  ----------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,289,714)  $  (4,478,117)   $          --   $   34,195
  Net realized gain (loss) on investments........        4,441,497      25,150,618           45,811       13,099
  Change in unrealized appreciation
    (depreciation) of investments................     (179,730,920)     20,946,945          (86,045)      32,310
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (179,579,137)     41,619,446          (40,234)      79,604
                                                   ---------------   -------------    -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       35,208,395      39,472,575               --           --
    Transfers between funds including
      guaranteed interest account, net...........      (15,171,707)     49,358,494               --           --
    Transfers for contract benefits and
      terminations...............................      (18,827,762)    (25,270,554)              --           --
    Contract maintenance charges.................       (2,908,072)     (2,320,125)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (1,699,146)     61,240,390               --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (131,500)           (792)      (1,117,965)          --
                                                   ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets................     (181,409,783)    102,859,044       (1,158,199)      79,604
Net Assets -- Beginning of Period................      374,178,541     271,319,497        1,158,199    1,078,595
                                                   ---------------   -------------    -------------   ----------
Net Assets -- End of Period......................  $   192,768,758   $ 374,178,541    $          --   $1,158,199
                                                   ===============   =============    =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,081          12,042               --           --
  Units Redeemed.................................          (10,616)         (7,924)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net Increase (Decrease)........................             (535)          4,118               --           --
                                                   ===============   =============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Target 2025
                                                           Allocation
                                                  ----------------------------
                                                        2008          2007
                                                  --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $          --   $   28,857
  Net realized gain (loss) on investments........         54,278       14,417
  Change in unrealized appreciation
    (depreciation) of investments................       (103,585)      38,288
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................        (49,307)      81,562
                                                   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --
    Transfers between funds including
      guaranteed interest account, net...........             --           --
    Transfers for contract benefits and
      terminations...............................             --           --
    Contract maintenance charges.................             --           --
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --
                                                   -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....     (1,119,147)          --
                                                   -------------   ----------
Increase (Decrease) in Net Assets................     (1,168,454)      81,562
Net Assets -- Beginning of Period................      1,168,454    1,086,892
                                                   -------------   ----------
Net Assets -- End of Period......................  $          --   $1,168,454
                                                   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --
  Units Redeemed.................................             --           --
                                                   -------------   ----------
  Net Increase (Decrease)........................             --           --
                                                   =============   ==========

                                                         Target 2035                Target 2045
                                                          Allocation                 Allocation
                                                  -------------------------- --------------------------
                                                       2008         2007          2008         2007
                                                  ------------- ------------ ------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    24,776   $   25,690   $    21,233   $   21,696
  Net realized gain (loss) on investments........       14,656       11,466        20,734       35,055
  Change in unrealized appreciation
    (depreciation) of investments................     (486,172)      45,236      (532,414)      30,737
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (446,740)      82,392      (490,447)      87,488
                                                   -----------   ----------   -----------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........           --           --            --           --
    Transfers between funds including
      guaranteed interest account, net...........           --           --            --           --
    Transfers for contract benefits and
      terminations...............................           --           --            --           --
    Contract maintenance charges.................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           --           --            --
                                                   -----------   ----------   -----------   ----------
Increase (Decrease) in Net Assets................     (446,740)      82,392      (490,447)      87,488
Net Assets -- Beginning of Period................    1,176,891    1,094,499     1,188,695    1,101,207
                                                   -----------   ----------   -----------   ----------
Net Assets -- End of Period......................  $   730,151   $1,176,891   $   698,248   $1,188,695
                                                   ===========   ==========   ===========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           --           --            --           --
  Units Redeemed.................................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net Increase (Decrease)........................           --           --            --           --
                                                   ===========   ==========   ===========   ==========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(d) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(e) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(f) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 78 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(7)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(5)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(9)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(8)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    (1) Formerly known as MarketPLUS International Core.
    (2) Formerly known as MarketPLUS Large Cap Core.
    (3) Formerly known as MarketPLUS Large Cap Growth.
    (4) Formerly known as MarketPLUS Mid Cap Value.
    (5) Formerly known as EQ/AllianceBernstein Value.
    (6) Formerly known as EQ/Legg Mason Value Equity.
    (7) Formerly known as EQ/AllianceBernstein Large Cap Growth.
    (8) Formerly known as EQ/AllianceBernstein Quality Bond.
    (9) Formerly known as EQ/FI Mid Cap.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4. Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                      Purchases          Sales
                                                                  ----------------- ---------------
AXA Aggressive Allocation......................................    $1,263,045,276    $353,094,813
AXA Conservative Allocation....................................     1,310,118,376     301,408,639
AXA Conservative-Plus Allocation...............................       829,955,973     275,575,452
AXA Moderate Allocation........................................     2,383,512,640     552,460,742
AXA Moderate-Plus Allocation...................................     3,421,329,485     801,139,485

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)

                                                       Purchases         Sales
                                                   ---------------- --------------
EQ/AllianceBernstein Common Stock...............       104,479,126    189,436,332
EQ/AllianceBernstein Intermediate Government
  Securities....................................       478,949,325    374,296,124
EQ/AllianceBernstein International..............       208,551,028    204,414,629
EQ/AllianceBernstein Small Cap Growth...........        86,083,767    101,427,338
EQ/Ariel Appreciation II........................    $   30,913,692   $ 17,462,009
EQ/AXA Rosenberg Value Long/Short Equity........        95,733,245     74,203,437
EQ/BlackRock Basic Value Equity.................       141,158,632    132,720,146
EQ/BlackRock International Value................       149,000,368    195,133,889
EQ/Boston Advisors Equity Income................        73,380,716     44,377,452
EQ/Calvert Socially Responsible.................        18,359,491     14,672,203
EQ/Capital Guardian Growth......................        64,486,097     61,938,657
EQ/Capital Guardian Research....................        62,056,663    236,169,049
EQ/Caywood-Scholl High Yield Bond...............        99,772,239     70,946,152
EQ/Davis New York Venture.......................       165,667,514     58,467,841
EQ/Equity 500 Index.............................       179,775,468    257,266,185
EQ/Evergreen International Bond.................       452,009,704    179,561,944
EQ/Evergreen Omega..............................        65,199,304     60,848,691
EQ/Franklin Income..............................       192,893,085    136,743,976
EQ/Franklin Small Cap Value.....................        89,624,091     45,729,803
EQ/Franklin Templeton Founding Strategy.........       815,236,861     84,660,252
EQ/GAMCO Mergers and Acquisitions...............        48,877,586     46,013,401
EQ/GAMCO Small Company Value....................       187,660,587     83,073,632
EQ/International Core PLUS......................       180,504,101    173,499,404
EQ/International ETF............................           152,805        500,000
EQ/International Growth.........................       144,704,447     94,343,379
EQ/JPMorgan Core Bond...........................       117,108,163    326,985,863
EQ/JPMorgan Value Opportunities.................        32,450,488     80,795,000
EQ/Large Cap Core PLUS..........................        17,625,593     48,000,978
EQ/Large Cap Growth Index.......................        58,471,818     77,809,331
EQ/Large Cap Growth PLUS........................        71,828,389    111,937,440
EQ/Large Cap Value Index........................        39,970,932     40,095,995
EQ/Large Cap Value PLUS.........................       113,016,755    377,524,985
EQ/Long Term Bond...............................        93,938,898     72,283,438
EQ/Lord Abbett Growth and Income................        29,422,807     30,954,579
EQ/Lord Abbett Large Cap Core...................        77,626,518     40,001,606
EQ/Lord Abbett Mid Cap Value....................        71,292,651     51,807,394
EQ/Marsico Focus................................       273,760,205    230,606,633
EQ/Mid Cap Index................................       110,921,143    139,922,410
EQ/Mid Cap Value PLUS...........................        45,023,271    164,857,584
EQ/Money Market.................................     1,621,225,947    978,365,701
EQ/Montag & Caldwell Growth.....................       171,164,855     68,125,549
EQ/Mutual Shares................................        80,073,434    104,677,282
EQ/Oppenheimer Global...........................        74,111,923     43,129,213
EQ/Oppenheimer Main Street Opportunity..........        22,979,750     17,885,361
EQ/Oppenheimer Main Street Small Cap............        36,856,865     21,098,184
EQ/PIMCO Real Return............................       918,618,717    353,569,876
EQ/Quality Bond PLUS............................       102,533,995    125,539,091
EQ/Short Duration Bond..........................       135,083,720     62,383,933
EQ/Small Company Index..........................       104,375,313     85,974,629
EQ/T. Rowe Price Growth Stock...................        49,500,841     50,786,575
EQ/Templeton Growth.............................        53,414,292     78,703,490
EQ/UBS Growth and Income........................        22,622,177     25,559,835
EQ/Van Kampen Comstock..........................        60,380,760     52,061,631
EQ/Van Kampen Emerging Markets Equity...........       417,395,605    366,788,751
EQ/Van Kampen Mid Cap Growth....................       168,098,162     99,486,791
EQ/Van Kampen Real Estate.......................       127,994,984     94,906,436
Multimanager Aggressive Equity..................        22,620,685     29,589,143
Multimanager Core Bond..........................       291,388,148    175,212,154
Multimanager Health Care........................        91,332,969     77,959,654
Multimanager High Yield.........................       121,177,195    229,801,705

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Concluded)


                                           Purchases        Sales
                                        -------------- --------------
Multimanager International Equity....     154,499,776    135,671,721
Multimanager Large Cap Core Equity...      33,037,287     46,964,328
Multimanager Large Cap Growth........      47,118,937     62,919,050
Multimanager Large Cap Value.........     120,161,593    123,058,728
Multimanager Mid Cap Growth..........    $ 48,119,981   $ 70,659,054
Multimanager Mid Cap Value...........      65,498,014     85,420,252
Multimanager Small Cap Growth........      43,617,079     55,302,207
Multimanager Small Cap Value.........      31,516,988    141,345,671
Multimanager Technology..............     107,497,596    113,617,955
Target 2015 Allocation...............              --      1,117,965
Target 2025 Allocation...............              --      1,119,147
Target 2035 Allocation...............          39,432             --
Target 2045 Allocation...............          41,967             --

5.  Expenses and Related Party Transactions

    The assets of each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") invest in shares of the Portfolios of the Trusts that are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

    AXA Equitable serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.40% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008



6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.
    * Denotes Reorganization Transaction.
    + Denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class B              44,933,985                     162,692,850
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $  863,181,852                  $1,783,830,817
Net assets after merger    $           --                  $2,647,012,669
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+           EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                      56,627,684
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  508,643,427                  $    8,367,328
Net assets after merger    $           --                  $  517,010,755
-----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian             EQ/Capital Guardian
                           U.S. Equity*                    Research*
-----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                     116,269,762
Value -- Class B           $        12.05                  $        15.08
Net assets before merger   $1,010,116,880                  $  743,231,131
Net assets after merger    $           --                  $1,753,348,011
-----------------------------------------------------------------------------------------
                                                           EQ/T. Rowe Price
                           EQ/Janus Large Cap Growth*      Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B              30,565,607                      12,460,629
Value -- Class B           $         7.62                  $        23.21
Net assets before merger   $  232,909,925                  $   56,301,274
Net assets after merger    $           --                  $  289,211,199
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery       Multimanager Small
                           Small Cap*                      Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B               8,839,563                      28,086,973
Value -- Class B           $        14.94                  $        10.65
Net assets before merger   $  132,063,071                  $  167,063,191
Net assets after merger    $           --                  $  299,126,262
-----------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

                                                                          Asset-based                    Current     Maximum
                                                        Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                        Expense Risks       Charge          Charge        Charge     Charge
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................       0.90%            0.30%             --           1.20%      1.20%
Accumulator issued on or after May 1, 1997..........       1.10%            0.25%             --           1.35%      1.35%
Accumulator issued on or after March 1, 2000........       1.10%            0.25%            0.20%         1.55%      1.55%
Accumulator issued on or after April 1, 2002........       0.75%            0.25%            0.20%         1.20%      1.20%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                                                               Asset-based                    Current     Maximum
                                                             Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                             Expense Risks       Charge          Charge        Charge     Charge
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator issued on or after
  September 15, 2003................................             0.75%           0.30%           0.20%         1.25%       1.25%
Accumulator 06, 07, 8.0.............................             0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Elite, Plus, Select.....................             1.10%           0.25%           0.25%         1.60%       1.60%
Accumulator Select II...............................             1.10%           0.35%           0.45%         1.90%       1.90%
Accumulator Select issued on or after
  April 1, 2002..........................................        1.10%           0.25%           0.35%         1.70%       1.70%
Accumulator Plus issued on or after April 1, 2002........        0.90%           0.25%           0.25%         1.40%       1.40%
Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%           0.35%           0.25%         1.50%       1.50%
Accumulator Plus 06, 07, 8.0.............................        0.95%           0.35%           0.25%         1.55%       1.55%
Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%           0.30%           0.25%         1.65%       1.65%
Accumulator Elite II.....................................        1.10%           0.25%           0.45%         1.80%       1.80%
Accumulator Elite 06, 07, 8.0............................        1.10%           0.30%           0.25%         1.65%       1.65%
Stylus...................................................        0.80%           0.30%           0.05%         1.15%       1.15%
Retirement Income for Life...............................        0.75%           0.30%           0.20%         1.25%       1.25%
Retirement Income for Life (NY)..........................        0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Advisor......................................        0.50%             --              --          0.50%       0.50%
Accumulator Express......................................        0.70%           0.25%             --          0.95%       0.95%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                       When charge
           Charges                     is deducted                          Amount deducted                     How deducted
------------------------------- -------------------------- ----------------------------------------------- ----------------------
Charges for state premium and   At time of transaction     Varies by state                                 Applied to an annuity
other applicable taxes                                                                                     payout option

Charge for Trust expenses       Daily                      Varies by portfolio                             Unit value

Annual Administrative charge    Annually on each           Depending on account value, in Years            Unit liquidation from
                                contract date anniversary. 1 to 2 lesser of $30 or 2% of account           account value
                                                           value, thereafter $30

Variable Immediate Annuity pay- At time of transaction     $350 annuity administrative fee                 Unit liquidation from
out option administrative fee                                                                              account value

Withdrawal charge               At time of transaction     Low - 0% in contract year 10 and thereafter.    Unit liquidation from
                                                                                                           account value
                                                           High - 8% in contract years 1 and 2. The
                                                           charge is 7% in contract years 3 and 4, and
                                                           declines 1% each contract year until it
                                                           reaches 0% in contract year 10.


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                  When charge
           Charges                is deducted                               Amount deducted                        How deducted
-----------------------------  --------------------------  -------------------------------------------------  ----------------------
                                                           *Note - Depending on the contract and/or
                                                                   certain elections made under the
                                                                   contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge      Annually on each           0.30%                                           Unit liquidation from
                                contract date                                                              account value
                                anniversary.


Protection Plus                Annually on each            Low - 0.20%                                        Unit liquidation from
                               contract date anniversary.                                                     account value
                                                           High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85     Annually on each            Low - 0.20% of the Annual ratchet to age 85        Unit liquidation from
                               contract date anniversary.  benefit base                                       account value

                                                           High - 0.30% of the Annual ratchet to age 85
                                                           benefit base

  Greater of 5% rollup to      Annually on each            0.50% of the greater of 5% roll-up to age 85 or    Unit liquidation from
  age 85 or annual ratchet     contract date anniversary.  annual ratchet to age 85 benefit base              account value
  to age 85

  6% rollup to age 80 or 70                                0.20% of 6% roll-up to age 80 (or 70) benefit
                                                           base

  6% rollup to age 85          Annually on each            Low - 0.35% of the 6% roll-up to age 85 benefit    Unit liquidation from
                               contract date anniversary.  base                                               account value

                                                           High - 0.45% of the 6% roll-up to age 85 benefit
                                                           base

  Greater of 6.5%, 6% or 3%    Annually on each            Low - 0.45% of the 6% roll-up to age 85 benefit    Unit liquidation from
  rollup to age 85 or annual   contract date anniversary.  base or the Annual ratchet to age 85 benefit       account value
  ratchet to age 85                                        base, as applicable

                                                           High - 0.80% of the 6.5%, 6% or 3% roll-up to
                                                           age 85 benefit base or the Annual ratchet to age
                                                           85 benefit base, as applicable

Guaranteed Withdrawal Benefit  Annually on each            0.30%                                             Unit liquidation from
for Life Enhanced Death        contract date anniversary                                                     account value
Benefit


Earnings Enhancement Benefit   Annually on each            0.35%                                             Unit liquidation from
(additional death benefit)     contract date anniversary                                                     account value


Guaranteed Minimum Income      Annually on each            Low - 0.45%                                       Unit liquidation from
Benefit                        contract date anniversary.                                                    account value
                                                           High - 0.80% (max to 1.10%)

Guaranteed Principal Benefit   Annually on first 10        Low - 100% Guaranteed Principal Benefit -         Unit liquidation from
                               contract date               0.50%                                             account value
                               anniversaries
                                                           High - 125% Guaranteed Principal Benefit -
                                                           0.75%

Guaranteed Withdrawal Benefit  Annually on each            Low - 5% Withdrawal Option is 0.30%               Unit liquidation from
                               contract date anniversary                                                     account value
                                                           High - 7% Withdrawal Option is 0.50%

Net Loan Interest charge       Netted against loan         2.00%                                             Unit liquidation from
for Rollover                   repayment                                                                     account value

Retirement Income for Life     Annually on contract date   Low - 0.60% for Single life                       Unit liquidation from
Benefit charge                 anniversary                    0.80% for Joint life                           account value

                                                           High - 0.75% for Single life
                                                              0.90% for Joint life

Guaranteed Withdrawal Benefit  Annually on each            Low - 0.60% for Single life;                      Unit liquidation from
for Life (GWBL)                contract date anniversary         0.80% for Joint life                        account value

                                                           High - 0.75% for Single life;
                                                                  0.95% for Joint life



                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                 When charge
       Charges                   is deducted                           Amount deducted                         How deducted
----------------------   --------------------------   ---------------------------------------------------   --------------------

Death benefit under       Annually on each            The GMDB charge in effect prior to conversion         Unit liquidation from
converted GWBL            contract anniversary date   will be deducted. Note - Charge will vary             account value
                                                      depending on combination GMDB elections.

Converted Guaranteed     Upon initial conversion      Single and Joint life - charge is equal to the        Unit liquidation of
withdrawal benefit       and annually on each         percentage of Guaranteed minimum income benefit       account value
for life charge          contract date anniversary    base charge deducted as the Guaranteed minimum
                         thereafter                   income benefit charge on the conversion effective
                                                      date. Annual ratchets may increase the charge to a
                                                      percentage equal to the maximum charge for the
                                                      Guaranteed minimum income benefit.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  8.62
         Highest contract charge 1.90% Class B (a)     $  8.05
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 14.25
         Highest contract charge 1.90% Class B (a)     $ 13.49
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 13.49
         Highest contract charge 1.90% Class B (a)     $ 12.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 11.50
         Highest contract charge 1.90% Class B (a)     $ 11.22
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.70
         Highest contract charge 1.90% Class B (a)     $ 10.56
         All contract charges                               --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.43
         Highest contract charge 1.90% Class B (a)     $  9.73
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.78
         Highest contract charge 1.90% Class B (a)     $ 11.15
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.19
         Highest contract charge 1.90% Class B (a)     $ 10.74
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.57
         Highest contract charge 1.90% Class B (a)     $ 10.29
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.37
         Highest contract charge 1.90% Class B (a)     $ 10.24
         All contract charges                               --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  9.80
         Highest contract charge 1.90% Class B (a)     $  9.14
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 12.22
         Highest contract charge 1.90% Class B (a)     $ 11.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.64
         Highest contract charge 1.90% Class B (a)     $ 11.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.76
         Highest contract charge 1.90% Class B (a)     $ 10.48
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.47
         Highest contract charge 1.90% Class B (a)     $ 10.34
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
  2008              --                --           --        (39.51)%
                    --                --           --        (40.33)%
               249,764        $2,198,545         1.66%           --
  2007              --                --           --           5.63%
                    --                --           --           4.17%
               189,188        $2,787,372         3.04%           --
  2006              --                --           --          17.31%
                    --                --           --          15.46%
               103,270        $1,472,607         3.07%            --
  2005              --                --           --           7.52%
                    --                --           --           6.01%
                46,362        $  572,360         5.10%            --
  2004              --                --           --           7.00%
                    --                --           --           6.11%
                19,656        $  227,194         2.60%            --
AXA Conservative Allocation
---------------------------
  2008              --                --           --        (11.46)%
                    --                --           --        (12.74)%
               130,528        $1,340,728         6.68%           --
  2007              --                --           --           5.27%
                    --                --           --           3.82%
                43,687        $  512,686         4.38%            --
  2006              --                --           --           5.84%
                    --                --           --           4.35%
                27,021        $  304,681         4.30%            --
  2005              --                --           --           1.93%
                    --                --           --           0.50%
                18,040        $  194,239         4.02%            --
  2004              --                --           --           3.74%
                    --                --           --           2.46%
                 9,001        $   95,767         5.04%            --
AXA Conservative-Plus Allocation
--------------------------------
  2008              --                --           --        (19.80)%
                    --                --           --        (21.00)%
               126,714        $1,241,651         3.99%           --
  2007              --                --           --           4.98%
                    --                --           --           3.49%
                83,083        $1,028,164         3.70%            --
  2006              --                --           --           8.22%
                    --                --           --           6.70%
                62,323        $  744,035         3.65%            --
  2005              --                --           --           2.73%
                    --                --           --           1.29%
                40,493        $  451,307         4.68%            --
  2004              --                --           --           4.93%
                    --                --           --           3.63%
                18,199        $  198,701         4.62%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  47.34
         Highest contract charge 1.90% Class B         $  34.20
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $  63.00
         Highest contract charge 1.90% Class B         $  46.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  59.58
         Highest contract charge 1.90% Class B         $  44.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  54.27
         Highest contract charge 1.90% Class B         $  40.92
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  52.05
         Highest contract charge 1.90% Class B         $  39.80
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $   9.31
         Highest contract charge 1.90% Class B (a)     $   8.69
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72
         Highest contract charge 1.90% Class B (a)     $  12.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96
         Highest contract charge 1.90% Class B (a)     $  12.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37
         Highest contract charge 1.90% Class B (a)     $  11.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71
         Highest contract charge 1.90% Class B (a)     $  10.58
         All contract charges                                --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 200.52
         Highest contract charge 1.90% Class B         $ 125.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $ 358.57
         Highest contract charge 1.90% Class B         $ 228.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 348.26
         Highest contract charge 1.90% Class B         $ 224.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 316.20
         Highest contract charge 1.90% Class B         $ 206.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 304.68
         Highest contract charge 1.90% Class B         $ 202.28
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
  2008              --                --           --        (24.86)%
                    --                --           --        (25.91)%
               438,140        $5,361,993         4.05%           --
  2007              --                --           --           5.74%
                    --                --           --           4.25%
               339,622        $5,580,780         3.49%            --
  2006              --                --           --           9.77%
                    --                --           --           8.23%
               267,779        $4,210,726         3.03%            --
  2005              --                --           --           4.27%
                    --                --           --           2.81%
               188,833        $2,886,531         2.93%            --
  2004              --                --           --           8.18%
                    --                --           --           6.66%
                94,832        $1,705,138         3.65%            --
AXA Moderate-Plus Allocation
----------------------------
  2008              --                --           --        (32.14)%
                    --                --           --        (33.05)%
               853,511        $8,197,686         2.40%           --
  2007              --                --           --           5.86%
                    --                --           --           4.34%
               689,233        $9,864,221         3.23%            --
  2006              --                --           --          13.93%
                    --                --           --           12.33%
               450,637        $6,186,804         3.16%            --
  2005              --                --           --           6.14%
                    --                --           --           4.65%
               231,245        $2,819,241         5.28%            --
  2004              --                --           --           7.46%
                    --                --           --           6.13%
                82,739        $  955,400         4.09%            --
EQ/AllianceBernstein Common Stock
---------------------------------
  2008              --                --           --        (44.08)%
                    --                --           --        (44.87)%
                40,142        $  617,520         1.63%            --
  2007              --                --           --           2.96%
                    --                --           --           1.51%
                41,874        $1,221,553         0.97%            --
  2006              --                --           --          10.14%
                    --                --           --           8.59%
                44,440        $1,355,393         1.20%            --
  2005              --                --           --           3.78%
                    --                --           --           2.33%
                36,983        $1,277,968         0.84%            --
  2004              --                --           --          13.55%
                    --                --           --          11.95%
                23,045        $1,197,777         1.05%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 23.77               --                --           --          3.08%
         Highest contract charge 1.90% Class B      $ 18.48               --                --           --          1.59%
         All contract charges                            --           26,853        $  401,655         3.71%           --
  2007   Lowest contract charge 0.50% Class B       $ 23.06               --                --           --          6.32%
         Highest contract charge 1.90% Class B      $ 18.19               --                --           --          4.84%
         All contract charges                            --           18,561        $  296,887         4.29%           --
  2006   Lowest contract charge 0.50% Class B       $ 21.69               --                --           --          2.61%
         Highest contract charge 1.90% Class B      $ 17.35               --                --           --          1.17%
         All contract charges                            --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B       $ 21.14               --                --           --          0.73%
         Highest contract charge 1.90% Class B      $ 17.15               --                --           --        (0.68)%
         All contract charges                            --           20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B       $ 20.98               --                --           --          1.43%
         Highest contract charge 1.90% Class B      $ 17.27               --                --           --            --
         All contract charges                            --           20,300        $  340,096         3.02%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.11               --                --           --       (50.95)%
         Highest contract charge 1.90% Class B      $  9.14               --                --           --       (51.67)%
         All contract charges                            --           62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B       $ 22.65               --                --           --         11.14%
         Highest contract charge 1.90% Class B      $ 18.91               --                --           --          9.62%
         All contract charges                            --           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B       $ 20.38               --                --           --         22.90%
         Highest contract charge 1.90% Class B      $ 17.25               --                --           --         21.18%
         All contract charges                            --           50,659        $  919,120         1.53%           --
  2005   Lowest contract charge 0.50% Class B       $ 16.58               --                --           --         14.72%
         Highest contract charge 1.90% Class B      $ 14.24               --                --           --         13.11%
         All contract charges                            --           39,214        $  585,935         1.67%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.45               --                --           --         17.58%
         Highest contract charge 1.90% Class B      $ 12.59               --                --           --         15.93%
         All contract charges                            --           28,144        $  371,190         2.10%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 12.62               --                --           --       (44.94)%
         Highest contract charge 1.90% Class B      $ 10.70               --                --           --       (45.71)%
         All contract charges                            --           27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B       $ 22.92               --                --           --         16.11%
         Highest contract charge 1.90% Class B      $ 19.71               --                --           --         14.46%
         All contract charges                            --           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B       $ 19.74               --                --           --          8.46%
         Highest contract charge 1.90% Class B      $ 17.22               --                --           --          6.94%
         All contract charges                            --           29,035        $  479,583           --            --
  2005   Lowest contract charge 0.50% Class B       $ 18.20               --                --           --         10.95%
         Highest contract charge 1.90% Class B      $ 16.10               --                --           --          9.40%
         All contract charges                            --           28,133        $  443,581           --            --
  2004   Lowest contract charge 0.50% Class B       $ 16.41               --                --           --         13.41%
         Highest contract charge 1.90% Class B      $ 14.72               --                --           --         11.82%
         All contract charges                            --           27,198        $  400,895           --            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)      $  6.91
         Highest contract charge 1.90% Class B (e)     $  6.60
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (e)      $ 11.29
         Highest contract charge 1.90% Class B (e)     $ 10.94
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (e)      $ 11.48
         Highest contract charge 1.90% Class B (e)     $ 11.29
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (e)      $ 10.38
         Highest contract charge 1.90% Class B (e)     $ 10.35
         All contract charges                               --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (a)      $ 10.28
         Highest contract charge 1.70% Class B         $ 10.26
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (a)      $ 11.04
         Highest contract charge 1.70% Class B         $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 1.20% Class B (a)      $ 10.82
         Highest contract charge 1.70% Class B         $ 10.91
         All contract charges                               --
  2005   Lowest contract charge 1.20% Class B (a)      $ 10.79
         Highest contract charge 1.70% Class B         $ 10.94
         All contract charges                               --
  2004   Lowest contract charge 1.20% Class B (a)      $ 10.16
         Highest contract charge 1.70% Class B         $ 10.35
         All contract charges                               --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 16.70
         Highest contract charge 1.90% Class B         $ 14.15
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 26.45
         Highest contract charge 1.90% Class B         $ 22.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 26.27
         Highest contract charge 1.90% Class B         $ 22.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 21.84
         Highest contract charge 1.90% Class B         $ 19.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 21.32
         Highest contract charge 1.90% Class B         $ 19.12
         All contract charges                               --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 15.47
         Highest contract charge 1.90% Class B         $ 13.11
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 27.28
         Highest contract charge 1.90% Class B         $ 23.45
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Ariel Appreciation II
------------------------
  2008              --                --           --        (38.80)%
                    --                --           --        (39.67)%
                 6,447        $   43,128         0.89%            --
  2007              --                --           --         (1.66)%
                    --                --           --         (3.10)%
                 4,758        $   52,563         0.47%            --
  2006              --                --           --          10.61%
                    --                --           --           9.06%
                 2,735        $   31,030         1.21%            --
  2005              --                --           --           3.83%
                    --                --           --           3.49%
                   510        $    5,276         1.00%            --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
  2008              --                --           --         (6.88)%
                    --                --           --         (7.32)%
                14,132        $  146,219         0.18%            --
  2007              --                --           --           2.03%
                    --                --           --           1.47%
                12,069        $  134,307         1.91%            --
  2006              --                --           --           0.23%
                    --                --           --         (0.27)%
                13,017        $  142,226         2.84%            --
  2005              --                --           --           6.22%
                    --                --           --           5.69%
                11,318        $  123,394           --             --
  2004              --                --           --           1.27%
                    --                --           --           1.87%
                 3,869        $   39,780           --             --
EQ/BlackRock Basic Value Equity
-------------------------------
  2008              --                --           --        (36.86)%
                    --                --           --        (37.77)%
                46,485        $  522,247         1.73%            --
  2007              --                --           --           0.69%
                    --                --           --         (0.74)%
                45,201        $  829,334         1.08%            --
  2006              --                --           --          20.31%
                    --                --           --          18.62%
                44,747        $  846,668         2.90%            --
  2005              --                --           --           2.44%
                    --                --           --           1.00%
                43,949        $  723,084         1.38%            --
  2004              --                --           --          10.02%
                    --                --           --           8.47%
                40,543        $  701,451         2.37%            --
EQ/BlackRock International Value
--------------------------------
  2008              --                --           --        (43.29)%
                    --                --           --        (44.09)%
                48,585        $  592,816         2.19%            --
  2007              --                --           --           9.65%
                    --                --           --           8.06%
                52,311        $1,144,877         1.85%            --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 24.88
         Highest contract charge 1.90% Class B          $ 21.70
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 19.90
         Highest contract charge 1.90% Class B          $ 17.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 18.04
         Highest contract charge 1.90% Class B          $ 16.18
         All contract charges                                --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  5.05
         Highest contract charge 1.90% Class B (c)      $  4.38
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50
         Highest contract charge 1.90% Class B (c)      $  6.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26
         Highest contract charge 1.90% Class B (c)      $  6.48
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30
         Highest contract charge 1.90% Class B (c)      $  5.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96
         Highest contract charge 1.90% Class B (c)      $  5.47
         All contract charges                                --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  5.86
         Highest contract charge 1.90% Class B          $  5.13
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.74
         Highest contract charge 1.90% Class B          $  9.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.63
         Highest contract charge 1.90% Class B          $  8.68
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.20
         Highest contract charge 1.90% Class B          $  8.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.50
         Highest contract charge 1.90% Class B          $  7.88
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.87
         Highest contract charge 1.90% Class B          $  7.51
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 12.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 14.25
         Highest contract charge 1.90% Class B          $ 12.42
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006              --                --           --          25.06%
                    --                --           --          23.30%
                51,776        $1,057,795         3.58%            --
  2005              --                --           --          10.28%
                    --                --           --           8.74%
                44,488        $  754,971         1.84%            --
  2004              --                --           --          21.04%
                    --                --           --          19.33%
                34,210        $  557,170         1.66%            --
EQ/Boston Advisors Equity Income
--------------------------------
  2008              --                --           --        (32.67)%
                    --                --           --        (33.54)%
                39,344        $  157,390         2.44%            --
  2007              --                --           --           3.31%
                    --                --           --           1.70%
                31,430        $  202,051         1.82%            --
  2006              --                --           --          15.39%
                    --                --           --          13.77%
                30,079        $  198,213         2.39%            --
  2005              --                --           --           5.62%
                    --                --           --           4.14%
                22,950        $  135,055         2.19%            --
  2004              --                --           --           9.05%
                    --                --           --           8.76%
                 3,003        $   16,894         3.71%            --
EQ/Calvert Socially Responsible
-------------------------------
  2008              --                --           --        (45.44)%
                    --                --           --        (46.23)%
                 5,674        $   36,090         0.30%            --
  2007              --                --           --          11.53%
                    --                --           --           9.91%
                 5,341        $   62,358         0.23%            --
  2006              --                --           --           4.70%
                    --                --           --           3.24%
                 5,169        $   54,129           --             --
  2005              --                --           --           8.20%
                    --                --           --           6.68%
                 4,883        $   47,467           --             --
  2004              --                --           --           3.07%
                    --                --           --           1.62%
                 3,656        $   31,705           --             --
EQ/Capital Guardian Growth
--------------------------
  2008              --                --           --        (40.67)%
                    --                --           --        (41.56)%
                35,102        $  263,886         0.18%            --
  2007              --                --           --           4.91%
                    --                --           --           3.46%
                34,213        $  439,864           --             --
  2006              --                --           --           6.87%
                    --                --           --           5.37%
                30,418        $  380,312         0.18%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B          $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B          $ 11.44
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.48
         Highest contract charge 1.90% Class B          $  7.39
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $  9.25
         Highest contract charge 1.90% Class B (d)      $  8.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 11.49
         Highest contract charge 1.90% Class B (d)      $ 11.06
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 11.23
         Highest contract charge 1.90% Class B (d)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.46
         Highest contract charge 1.90% Class B (d)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.79
         Highest contract charge 1.90% Class B (f)      $  6.57
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 11.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 21.79
         Highest contract charge 1.90% Class B          $ 17.66
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005              --                --           --           4.58%
                    --                --           --           3.12%
                23,591        $  283,809         0.21%            --
  2004              --                --           --           5.01%
                    --                --           --           3.53%
                20,651        $  244,375         0.51%            --
EQ/Capital Guardian Research (h)
--------------------------------
  2008              --                --           --        (39.94)%
                    --                --           --        (40.83)%
                96,287        $  757,787         0.91%            --
  2007              --                --           --           1.15%
                    --                --           --         (0.32)%
               113,240        $1,497,202         1.28%            --
  2006              --                --           --          11.50%
                    --                --           --           9.93%
                56,224        $  739,096         0.56%            --
  2005              --                --           --           5.53%
                    --                --           --           4.05%
                59,370        $  704,554         0.56%            --
  2004              --                --           --          10.35%
                    --                --           --           8.80%
                61,357        $  694,282         0.67%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2008              --                --           --        (19.50)%
                    --                --           --        (20.61)%
                18,445        $  131,696         8.08%            --
  2007              --                --           --           2.32%
                    --                --           --           0.82%
                15,706        $  143,500         7.16%            --
  2006              --                --           --           7.42%
                    --                --           --           5.92%
                10,025        $  103,369         7.96%            --
  2005              --                --           --           4.56%
                    --                --           --           3.58%
                 3,193        $   33,180        15.00%            --
EQ/Davis New York Venture
-------------------------
  2008              --                --           --        (39.54)%
                    --                --           --        (40.38)%
                36,597        $  242,910         0.62%            --
  2007              --                --           --           3.22%
                    --                --           --           1.75%
                24,733        $  273,949         0.62%            --
  2006              --                --           --           8.76%
                    --                --           --           8.29%
                 5,631        $   61,054         0.75%            --
EQ/Equity 500 Index
-------------------
  2008              --                --           --        (37.64)%
                    --                --           --        (38.51)%
                71,841        $  912,729         1.72%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $ 11.58
         Highest contract charge 1.90% Class B (e)      $ 11.06
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.93
         Highest contract charge 1.90% Class B (e)      $ 10.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 10.05
         Highest contract charge 1.90% Class B (e)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $  9.77
         Highest contract charge 1.90% Class B (e)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  7.62
         Highest contract charge 1.90% Class B          $  6.62
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  7.20
         Highest contract charge 1.90% Class B (f)      $  6.97
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.42
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.41
         All contract charges                                --


                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007              --                --           --           4.42%
                    --                --           --           2.94%
                74,013        $1,576,822         1.31%            --
  2006              --                --           --          14.52%
                    --                --           --          12.91%
                76,302        $1,640,567         1.54%            --
  2005              --                --           --           3.88%
                    --                --           --           2.42%
                76,052        $1,537,157         1.35%            --
  2004              --                --           --           9.68%
                    --                --           --           8.14%
                67,829        $1,471,224         1.53%            --
EQ/Evergreen International Bond
-------------------------------
  2008              --                --           --           5.95%
                    --                --           --           4.44%
                36,828        $  413,319        19.53%            --
  2007              --                --           --           8.76%
                    --                --           --           7.19%
                18,195        $  194,602         3.41%            --
  2006              --                --           --           2.90%
                    --                --           --           1.46%
                 8,137        $   80,817         0.43%            --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --             --
EQ/Evergreen Omega
------------------
  2008              --                --           --        (27.98)%
                    --                --           --        (28.97)%
                15,753        $  128,962         0.60%            --
  2007              --                --           --          10.79%
                    --                --           --           9.26%
                15,374        $  176,492           --             --
  2006              --                --           --           5.34%
                    --                --           --           3.86%
                13,748        $  141,667         2.13%            --
  2005              --                --           --           3.44%
                    --                --           --           1.99%
                15,270        $  147,725         0.04%            --
  2004              --                --           --           6.51%
                    --                --           --           5.01%
                15,623        $  142,569         0.35%            --
EQ/Franklin Income
------------------
  2008              --                --           --        (32.20)%
                    --                --           --        (33.11)%
                60,463        $  425,663         6.36%            --
  2007              --                --           --           1.53%
                    --                --           --           0.10%
                57,439        $  601,803         4.16%            --
  2006              --                --           --           4.56%
                    --                --           --           4.11%
                12,757        $  132,983         2.34%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.54
         Highest contract charge 1.90% Class B (f)     $  6.33
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $  9.86
         Highest contract charge 1.90% Class B (f)     $  9.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.85
         Highest contract charge 1.90% Class B (f)     $ 10.80
         All contract charges                               --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (n)      $  6.01
         Highest contract charge 1.90% Class B (n)     $  5.87
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (n)      $  9.57
         Highest contract charge 1.90% Class B (n)     $  9.48
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.41
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.14
         Highest contract charge 1.90% Class B (d)     $ 11.69
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.79
         Highest contract charge 1.90% Class B (d)     $ 11.52
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.56
         Highest contract charge 1.90% Class B (d)     $ 10.46
         All contract charges                               --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 24.17
         Highest contract charge 1.90% Class B (c)     $ 18.09
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $ 35.02
         Highest contract charge 1.90% Class B (c)     $ 26.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $ 32.21
         Highest contract charge 1.90% Class B (c)     $ 24.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $ 27.24
         Highest contract charge 1.90% Class B (c)     $ 21.28
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $ 26.24
         Highest contract charge 1.90% Class B (c)     $ 20.79
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
  2008              --               --            --        (33.67)%
                    --               --            --        (34.61)%
                11,658         $ 74,460          1.06%            --
  2007              --               --            --         (9.12)%
                    --               --            --        (10.37)%
                 5,985         $ 58,243          0.48%            --
  2006              --               --            --           8.50%
                    --               --            --           8.03%
                 1,481         $ 16,022          0.54%            --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2008              --               --            --        (37.20)%
                    --               --            --        (38.08)%
               168,583         $996,068          5.08%            --
  2007              --               --            --         (4.30)%
                    --               --            --         (5.20)%
                83,451         $793,251          2.63%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2008              --               --            --        (14.25)%
                    --               --            --        (15.48)%
                11,081         $111,017          0.50%            --
  2007              --               --            --           2.97%
                    --               --            --           1.48%
                11,173         $131,859          0.78%            --
  2006              --               --            --          11.65%
                    --               --            --          10.08%
                 7,462         $ 86,530          6.34%            --
  2005              --               --            --           5.64%
                    --               --            --           4.65%
                 2,307         $ 24,225          5.28%            --
EQ/GAMCO Small Company Value
----------------------------
  2008              --               --            --        (30.98)%
                    --               --            --        (31.99)%
                18,794         $392,717          0.61%            --
  2007              --               --            --           8.72%
                    --               --            --           7.21%
                15,674         $470,454          0.52%            --
  2006              --               --            --          18.24%
                    --               --            --          16.58%
                 8,969         $243,842          1.60%            --
  2005              --               --            --           3.80%
                    --               --            --           2.34%
                 5,611         $129,461          1.01%            --
  2004              --               --            --          13.51%
                    --               --            --          13.22%
                   797         $ 17,882          0.39%            --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.76
         Highest contract charge 1.90% Class B         $  8.51
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.93
         Highest contract charge 1.90% Class B (d)     $  9.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.72
         Highest contract charge 1.90% Class B (d)     $ 16.10
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 14.46
         Highest contract charge 1.90% Class B (d)     $ 14.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.56
         Highest contract charge 1.90% Class B (d)     $ 11.46
         All contract charges                               --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 14.39
         Highest contract charge 1.90% Class B         $ 12.31
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 15.88
         Highest contract charge 1.90% Class B         $ 13.78
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.48
         Highest contract charge 1.90% Class B         $ 13.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.95
         Highest contract charge 1.90% Class B         $ 13.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 14.70
         Highest contract charge 1.90% Class B         $ 13.31
         All contract charges                               --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 10.28
         Highest contract charge 1.90% Class B         $  8.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.16
         Highest contract charge 1.90% Class B         $ 14.75
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2008              --                --           --        (45.11)%
                    --                --           --        (45.90)%
                57,050        $  554,312         1.49%            --
  2007              --                --           --          14.64%
                    --                --           --          13.08%
                57,566        $1,024,304         0.39%            --
  2006              --                --           --          18.65%
                    --                --           --          16.99%
                62,676        $  973,881         1.38%            --
  2005              --                --           --          16.51%
                    --                --           --          14.91%
                56,000        $  728,289         1.54%            --
  2004              --                --           --          13.04%
                    --                --           --          11.45%
                49,365        $  543,898         1.64%            --
EQ/International Growth
-----------------------
  2008              --                --           --        (40.61)%
                    --                --           --        (41.43)%
                20,631        $  168,007         0.99%            --
  2007              --                --           --          15.63%
                    --                --           --          14.02%
                16,401        $  237,725         0.72%            --
  2006              --                --           --          25.01%
                    --                --           --          23.26%
                 6,096        $   83,819         1.21%            --
  2005              --                --           --          15.64%
                    --                --           --          14.56%
                 1,394        $   16,015         2.07%            --
EQ/JPMorgan Core Bond
---------------------
  2008              --                --           --         (9.38)%
                    --                --           --        (10.67)%
                80,413        $  913,345         4.06%            --
  2007              --                --           --           2.58%
                    --                --           --           1.10%
                99,922        $1,271,392         4.32%            --
  2006              --                --           --           3.54%
                    --                --           --           2.09%
                99,116        $1,260,924         4.37%            --
  2005              --                --           --           1.71%
                    --                --           --           0.28%
                93,448        $1,190,350         3.56%            --
  2004              --                --           --           3.58%
                    --                --           --           2.12%
                80,724        $1,064,120         4.15%            --
EQ/JPMorgan Value Opportunities
-------------------------------
  2008              --                --           --        (40.09)%
                    --                --           --        (40.88)%
                23,322        $  210,531         1.78%            --
  2007              --                --           --         (1.72)%
                    --                --           --         (3.09)%
                27,538        $  419,788         1.32%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B       $ 17.46               --               --            --         19.78%
         Highest contract charge 1.90% Class B      $ 15.22               --               --            --         18.10%
         All contract charges                            --           31,332         $492,862          4.27%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.58               --               --            --          3.41%
         Highest contract charge 1.90% Class B      $ 12.89               --               --            --          1.95%
         All contract charges                            --           35,102         $468,128          1.50%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.10               --               --            --         10.33%
         Highest contract charge 1.90% Class B      $ 12.64               --               --            --          8.78%
         All contract charges                            --           38,178         $499,166          1.28%           --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.29               --               --            --       (37.75)%
         Highest contract charge 1.90% Class B      $  6.33               --               --            --       (38.60)%
         All contract charges                            --           18,391         $129,337          0.34%           --
  2007   Lowest contract charge 0.50% Class B       $ 11.71               --               --            --          3.35%
         Highest contract charge 1.90% Class B      $ 10.31               --               --            --          1.88%
         All contract charges                            --           21,585         $243,826          1.14%           --
  2006   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         12.38%
         Highest contract charge 1.90% Class B      $ 10.12               --               --            --         10.80%
         All contract charges                            --           26,152         $286,441          0.84%           --
  2005   Lowest contract charge 0.50% Class B       $ 10.08               --               --            --          6.66%
         Highest contract charge 1.90% Class B      $  9.13               --               --            --          5.16%
         All contract charges                            --           30,163         $294,159          0.49%           --
  2004   Lowest contract charge 0.50% Class B       $  9.45               --               --            --         10.84%
         Highest contract charge 1.90% Class B      $  8.68               --               --            --          9.28%
         All contract charges                            --           32,507         $295,494          0.58%           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  5.37               --               --            --       (36.60)%
         Highest contract charge 1.90% Class B      $  4.68               --               --            --       (37.52)%
         All contract charges                            --           41,922         $245,887          0.14%           --
  2007   Lowest contract charge 0.50% Class B       $  8.47               --               --            --         13.39%
         Highest contract charge 1.90% Class B      $  7.49               --               --            --         11.79%
         All contract charges                            --           45,255         $411,124            --
  2006   Lowest contract charge 0.50% Class B       $  7.47               --               --            --        (1.04)
         Highest contract charge 1.90% Class B      $  6.70               --               --            --        (2.43)
         All contract charges                            --           49,049         $384,363            --            --
  2005   Lowest contract charge 0.50% Class B       $  7.55               --               --            --         14.36%
         Highest contract charge 1.90% Class B      $  6.86               --               --            --         12.75%
         All contract charges                            --           53,599         $409,334            --            --
  2004   Lowest contract charge 0.50% Class B       $  6.60               --               --            --          7.84%
         Highest contract charge 1.90% Class B      $  6.09               --               --            --          6.32%
         All contract charges                            --           54,060         $349,068            --            --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.59               --               --            --       (38.55)%
         Highest contract charge 1.90% Class B      $  9.82               --               --            --       (39.42)%
         All contract charges                            --           19,719         $193,193          0.11%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.86               --               --            --         15.07%
         Highest contract charge 1.90% Class B      $ 16.21               --               --            --         13.36%
         All contract charges                            --           22,503         $363,276          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 16.39               --               --            --          7.24%
         Highest contract charge 1.90% Class B      $ 14.30               --               --            --          5.74%
         All contract charges                            --           18,659         $269,728            --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.29
         Highest contract charge 1.90% Class B          $ 13.52
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.09
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $  4.57
         Highest contract charge 1.90% Class B (e)      $  4.36
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.61
         Highest contract charge 1.90% Class B (e)      $ 10.28
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 11.33
         Highest contract charge 1.90% Class B (e)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $ 10.66
         Highest contract charge 1.90% Class B (e)      $ 10.63
         All contract charges                                --
EQ/Large Cap Value PLUS (l)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 10.38
         Highest contract charge 1.90% Class B          $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.41
         Highest contract charge 1.90% Class B          $ 15.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 19.39
         Highest contract charge 1.90% Class B          $ 17.07
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 16.05
         Highest contract charge 1.90% Class B          $ 14.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.30
         Highest contract charge 1.90% Class B          $ 13.86
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $ 11.37
         Highest contract charge 1.90% Class B (d)      $ 10.80
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 10.89
         Highest contract charge 1.90% Class B (d)      $ 10.48
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 10.19
         Highest contract charge 1.90% Class B (d)      $  9.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.06
         Highest contract charge 1.90% Class B (d)      $  9.96
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005              --                --           --           8.48%
                    --                --           --           6.96%
                19,808        $  272,973           --             --
  2004              --                --           --          12.06%
                    --                --           --          10.48%
                20,997        $  272,395           --             --
EQ/Large Cap Value Index
------------------------
  2008              --                --           --        (56.93)%
                    --                --           --        (57.59)%
                16,998        $   75,141         1.37%            --
  2007              --                --           --         (6.35)%
                    --                --           --         (7.72)%
                17,409        $  180,500           --             --
  2006              --                --           --           6.30%
                    --                --           --           4.81%
                15,831        $  177,206         0.05%            --
  2005              --                --           --           6.62%
                    --                --           --           6.26%
                 2,464        $   26,219         0.13%            --
EQ/Large Cap Value PLUS (l)
---------------------------
  2008              --                --           --        (43.62)%
                    --                --           --        (44.43)%
               128,632        $1,114,977         2.84%            --
  2007              --                --           --         (5.05)%
                    --                --           --         (6.39)%
               150,945        $2,349,958         1.61%            --
  2006              --                --           --          20.78%
                    --                --           --          19.09%
               110,933        $1,850,638         1.64%            --
  2005              --                --           --           4.91%
                    --                --           --           3.44%
               101,618        $1,439,640         1.18%            --
  2004              --                --           --          12.88%
                    --                --           --          11.29%
                91,811        $1,278,595         1.46%            --
EQ/Long Term Bond
-----------------
  2008              --                --           --           4.41%
                    --                --           --           3.05%
                13,056        $  136,537         6.19%            --
  2007              --                --           --           6.87%
                    --                --           --           5.33%
                11,044        $  114,596         4.52%            --
  2006              --                --           --           1.31%
                    --                --           --         (0.11)%
                 8,360        $   83,248         5.01%            --
  2005              --                --           --           0.56%
                    --                --           --         (0.38)%
                 4,300        $   42,957         5.08%            --


                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.08
         Highest contract charge 1.90% Class B (d)     $  7.67
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.80
         Highest contract charge 1.90% Class B (d)     $ 12.32
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.43
         Highest contract charge 1.90% Class B (d)     $ 12.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.66
         Highest contract charge 1.90% Class B (d)     $ 10.56
         All contract charges                               --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.01
         Highest contract charge 1.90% Class B (d)     $  8.55
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 13.11
         Highest contract charge 1.90% Class B (d)     $ 12.63
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.91
         Highest contract charge 1.90% Class B (d)     $ 11.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.62
         Highest contract charge 1.90% Class B (d)     $ 10.52
         All contract charges                               --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.62
         Highest contract charge 1.90% Class B (d)     $  7.24
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.55
         Highest contract charge 1.90% Class B (d)     $ 12.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.54
         Highest contract charge 1.90% Class B (d)     $ 12.25
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.21
         Highest contract charge 1.90% Class B (d)     $ 11.11
         All contract charges                               --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.60
         Highest contract charge 1.90% Class B         $ 10.45
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.52
         Highest contract charge 1.90% Class B         $ 17.85
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 17.20
         Highest contract charge 1.90% Class B         $ 15.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 15.82
         Highest contract charge 1.90% Class B         $ 14.88
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
  2008              --                --           --        (36.88)%
                    --                --           --        (37.74)%
                12,007        $   93,540         1.55%            --
  2007              --                --           --           2.98%
                    --                --           --           1.48%
                11,815        $  147,275         1.13%            --
  2006              --                --           --          16.63%
                    --                --           --          14.99%
                11,071        $  135,386         1.21%            --
  2005              --                --           --           6.59%
                    --                --           --           5.59%
                 3,072        $   32,532         1.42%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2008              --                --           --        (31.27)%
                    --                --           --        (32.30)%
                 9,794        $   85,138         1.16%            --
  2007              --                --           --          10.08%
                    --                --           --           8.60%
                 6,105        $   78,014         0.80%            --
  2006              --                --           --          12.13%
                    --                --           --          10.56%
                 4,229        $   49,544         1.21%            --
  2005              --                --           --           6.21%
                    --                --           --           5.22%
                 2,022        $   21,339         0.84%            --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2008              --                --           --        (39.28)%
                    --                --           --        (40.12)%
                25,830        $  190,155         1.52%            --
  2007              --                --           --           0.08 %
                    --                --           --         (1.31)%
                24,325        $  297,470         0.54%            --
  2006              --                --           --          11.87%
                    --                --           --          10.30%
                17,475        $  215,636         1.22%            --
  2005              --                --           --          12.11%
                    --                --           --          11.07%
                 9,142        $  101,817         1.70%            --
EQ/Marsico Focus
----------------
  2008              --                --           --        (40.57)%
                    --                --           --        (41.46)%
               118,651        $1,143,520         0.95%            --
  2007              --                --           --          13.49%
                    --                --           --          11.91%
               115,724        $1,909,092         0.18%            --
  2006              --                --           --           8.78%
                    --                --           --           7.25%
               110,995        $1,644,626         0.73%            --
  2005              --                --           --          10.15%
                    --                --           --           8.61%
                91,026        $1,281,504           --             --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/Marsico Focus (Continued)
----------------------------
  2004   Lowest contract charge 0.50% Class B       $ 14.36               --                --           --          9.96%
         Highest contract charge 1.90% Class B      $ 13.70               --                --           --          8.41%
         All contract charges                            --           69,842        $  931,060           --            --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.36               --                --           --       (49.55)%
         Highest contract charge 1.90% Class B      $  6.54               --                --           --       (50.27)%
         All contract charges                            --           67,946        $  500,886         0.89%           --
  2007   Lowest contract charge 0.50% Class B       $ 14.59               --                --           --          7.44%
         Highest contract charge 1.90% Class B      $ 13.15               --                --           --          5.96%
         All contract charges                            --           70,501        $1,035,525           --            --
  2006   Lowest contract charge 0.50% Class B       $ 13.58               --                --           --         10.97%
         Highest contract charge 1.90% Class B      $ 12.41               --                --           --          9.41%
         All contract charges                            --           72,246        $  989,519         3.28%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.23               --                --           --          5.84%
         Highest contract charge 1.90% Class B      $ 11.35               --                --           --          4.35%
         All contract charges                            --           70,729        $  867,602         7.65%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.56               --                --           --         15.45%
         Highest contract charge 1.90% Class B      $ 10.87               --                --           --         13.82%
         All contract charges                            --           64,623        $  740,923         2.53%           --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.23               --                --           --       (39.85)%
         Highest contract charge 1.90% Class B      $  9.52               --                --           --       (40.69)%
         All contract charges                            --           41,940        $  400,022         1.38%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.67               --                --           --        (2.10)%
         Highest contract charge 1.90% Class B      $ 16.05               --                --           --        (3.49)%
         All contract charges                            --           50,595        $  811,824         0.97%           --
  2006   Lowest contract charge 0.50% Class B       $ 19.07               --                --           --         11.92%
         Highest contract charge 1.90% Class B      $ 16.63               --                --           --         10.35%
         All contract charges                            --           57,023        $  948,678         0.31%           --
  2005   Lowest contract charge 0.50% Class B       $ 17.04               --                --           --         10.77%
         Highest contract charge 1.90% Class B      $ 15.07               --                --           --          9.21%
         All contract charges                            --           54,946        $  832,305         4.89%           --
  2004   Lowest contract charge 0.50% Class B       $ 15.38               --                --           --         17.26%
         Highest contract charge 1.90% Class B      $ 13.80               --                --           --         15.61%
         All contract charges                            --           46,228        $  648,657         2.63%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2008   Lowest contract charge 0.00% Class B       $ 44.43               --                --           --          2.11%
         Highest contract charge 1.90% Class B      $ 26.24               --                --           --          0.15%
         All contract charges                            --           90,924        $1,493,712         1.93%           --
  2007   Lowest contract charge 0.00% Class B       $ 43.51               --                --           --          4.72%
         Highest contract charge 1.90% Class B      $ 26.20               --                --           --          2.70%
         All contract charges                            --           45,468        $  851,459         4.59%           --
  2006   Lowest contract charge 0.00% Class B       $ 41.55               --                --           --          4.48%
         Highest contract charge 1.90% Class B      $ 25.51               --                --           --          2.51%
         All contract charges                            --           33,332        $  612,694         4.41%           --
  2005   Lowest contract charge 0.00% Class B       $ 39.77               --                --           --          2.62%
         Highest contract charge 1.90% Class B      $ 24.88               --                --           --          0.68%
         All contract charges                            --           24,414        $  483,274         2.57%           --
  2004   Lowest contract charge 0.00% Class B       $ 38.75               --                --           --          0.78%
         Highest contract charge 1.90% Class B      $ 24.71               --                --           --        (1.14)%
         All contract charges                            --           22,453        $  474,277         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  4.22
         Highest contract charge 1.90% Class B (c)     $  3.66
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  6.32
         Highest contract charge 1.90% Class B (c)     $  5.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  5.26
         Highest contract charge 1.90% Class B (c)     $  4.69
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  4.90
         Highest contract charge 1.90% Class B (c)     $  4.43
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  4.67
         Highest contract charge 1.90% Class B (c)     $  4.28
         All contract charges                               --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.69
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.86
         Highest contract charge 1.90% Class B (f)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.74
         Highest contract charge 1.90% Class B (f)     $ 10.69
         All contract charges                               --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.90
         Highest contract charge 1.90% Class B (f)     $  6.68
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.70
         Highest contract charge 1.90% Class B (f)     $ 11.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.12
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.87
         Highest contract charge 1.90% Class B (f)     $  6.64
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.28
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.96
         Highest contract charge 1.90% Class B (f)     $ 10.91
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth
---------------------------
  2008              --               --            --        (33.23)%
                    --               --            --        (34.17)%
                43,561         $143,894          0.26%            --
  2007              --               --            --          20.15%
                    --               --            --          18.55%
                18,657         $100,498          0.37%            --
  2006              --               --            --           7.41%
                    --               --            --           5.90%
                 6,440         $ 30,006          0.21%            --
  2005              --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%            --
EQ/Mutual Shares
----------------
  2008              --               --            --        (38.40)%
                    --               --            --        (39.31)%
                31,398         $205,168          3.61%            --
  2007              --               --            --           1.12%
                    --               --            --         (0.28)%
                32,835         $351,879            --             --
  2006              --               --            --           7.38%
                    --               --            --           6.92%
                 7,714         $ 82,586          0.39%            --
EQ/Oppenheimer Global
---------------------
  2008              --               --            --        (41.03)%
                    --               --            --        (41.81)%
                13,246         $ 89,280          1.29%            --
  2007              --               --            --           5.22%
                    --               --            --           3.70%
                 9,648         $111,407          0.39%            --
  2006              --               --            --          11.23%
                    --               --            --          10.75%
                 1,756         $ 19,483          0.07%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2008              --               --            --        (39.10)%
                    --               --            --        (40.02)%
                 4,048         $ 27,160          0.65%            --
  2007              --               --            --           2.92%
                    --               --            --           1.47%
                 3,395         $ 37,791          0.59%            --
  2006              --               --            --           9.61%
                    --               --            --           9.13%
                   726         $  7,942          2.04%            --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.68
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.88
         Highest contract charge 1.90% Class B (f)     $ 10.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.13
         Highest contract charge 1.90% Class B (f)     $ 11.08
         All contract charges                               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.57
         Highest contract charge 1.90% Class B (d)     $ 10.03
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.07
         Highest contract charge 1.90% Class B (d)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $  9.98
         Highest contract charge 1.90% Class B (d)     $  9.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $  9.99
         Highest contract charge 1.90% Class B (d)     $  9.90
         All contract charges                               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 17.75
         Highest contract charge 1.90% Class B         $ 14.30
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.09
         Highest contract charge 1.90% Class B         $ 15.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 18.35
         Highest contract charge 1.90% Class B         $ 15.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 17.77
         Highest contract charge 1.90% Class B         $ 14.94
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.51
         Highest contract charge 1.90% Class B         $ 14.93
         All contract charges                               --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.61
         Highest contract charge 1.90% Class B (d)     $ 10.07
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 10.88
         Highest contract charge 1.90% Class B (d)     $ 10.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 10.38
         Highest contract charge 1.90% Class B (d)     $ 10.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.04
         Highest contract charge 1.90% Class B (d)     $  9.94
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2008              --               --            --        (38.60)%
                    --               --            --        (39.42)%
                 7,550         $ 49,305          0.10%            --
  2007              --               --            --         (2.25)%
                    --               --            --         (3.61)%
                 5,614         $ 60,151            --             --
  2006              --               --            --          11.28%
                    --               --            --          10.79%
                   868         $  9,639          1.06%            --
EQ/PIMCO Real Return
--------------------
  2008              --               --            --         (4.52)%
                    --               --            --         (5.91)%
                91,323         $917,805          3.21%            --
  2007              --               --            --          10.92%
                    --               --            --           9.33%
                45,578         $486,803          3.07%            --
  2006              --               --            --         (0.11)%
                    --               --            --         (1.51)%
                31,108         $304,380          4.98%            --
  2005              --               --            --         (0.09)%
                    --               --            --         (1.02)%
                15,284         $151,723          5.31%            --
EQ/Quality Bond PLUS
--------------------
  2008              --               --            --         (7.02)%
                    --               --            --         (8.33)%
                26,466         $326,277          5.04%            --
  2007              --               --            --           4.03%
                    --               --            --           2.56%
                28,944         $393,130          4.95%            --
  2006              --               --            --           3.30%
                    --               --            --           1.85%
                27,600         $371,451          4.04%            --
  2005              --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.04%            --
EQ/Short Duration Bond
----------------------
  2008              --               --            --         (2.48)%
                    --               --            --         (3.91)%
                13,905         $141,793          7.47%            --
  2007              --               --            --           4.82%
                    --               --            --           3.35%
                 7,630         $ 80,793          4.54%            --
  2006              --               --            --           3.44%
                    --               --            --           1.99%
                 5,862         $ 59,826          4.22%            --
  2005              --               --            --           0.36%
                    --               --            --         (0.58)%
                 1,852         $ 18,465          2.64%            --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 11.85
         Highest contract charge 1.90% Class B          $ 10.14
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 11.86
         Highest contract charge 1.90% Class B (c)      $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.45
         Highest contract charge 1.90% Class B (f)      $  6.24
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.96
         Highest contract charge 1.90% Class B (f)      $ 10.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.79
         Highest contract charge 1.90% Class B (f)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  4.02
         Highest contract charge 1.90% Class B (c)      $  3.49
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Small Company Index
----------------------
  2008              --               --            --        (34.49)%
                    --               --            --        (35.41)%
                28,477         $282,432          0.85%            --
  2007              --               --            --         (2.32)%
                    --               --            --         (3.68)%
                28,985         $444,440          1.31%            --
  2006              --               --            --          17.12%
                    --               --            --          15.48%
                29,757         $475,296          1.32%            --
  2005              --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          1.15%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          2.47%            --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
  2008              --               --            --        (42.51)%
                    --               --            --        (43.33)%
                19,024         $167,244            --             --
  2007              --               --            --           6.67%
                    --               --            --           5.24%
                17,951         $291,072          0.13%            --
  2006              --               --            --         (4.49)%
                    --               --            --         (5.83)%
                 3,277         $ 51,291            --             --
  2005              --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/Templeton Growth
-------------------
  2008              --               --            --        (41.15)%
                    --               --            --        (41.95)%
                23,768         $149,788          1.56%            --
  2007              --               --            --           1.58%
                    --               --            --           0.09%
                26,167         $282,910          0.63%            --
  2006              --               --            --           7.86%
                    --               --            --           7.39%
                 6,220         $ 66,882          0.46%            --
EQ/UBS Growth and Income
------------------------
  2008              --               --            --        (40.36)%
                    --               --            --        (41.15)%
                14,961         $ 48,057          1.26%            --
  2007              --               --            --           0.60%
                    --               --            --         (0.67)%
                15,122         $ 84,474          0.85%            --
  2006              --               --            --          13.58%
                    --               --            --          11.99%
                11,683         $ 70,569          0.90%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)      $  5.90
         Highest contract charge 1.90% Class B (c)     $  5.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  5.44
         Highest contract charge 1.90% Class B (c)     $  4.99
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.36
         Highest contract charge 1.90% Class B (d)     $  6.99
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.73
         Highest contract charge 1.90% Class B (d)     $ 11.30
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.10
         Highest contract charge 1.90% Class B (d)     $ 11.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.49
         Highest contract charge 1.90% Class B (d)     $ 10.39
         All contract charges                               --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.25
         Highest contract charge 1.90% Class B         $ 10.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 28.86
         Highest contract charge 1.90% Class B         $ 24.92
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 20.43
         Highest contract charge 1.90% Class B         $ 17.89
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.98
         Highest contract charge 1.90% Class B         $ 13.30
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.34
         Highest contract charge 1.90% Class B         $ 10.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.64
         Highest contract charge 1.90% Class B (d)     $  8.20
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.48
         Highest contract charge 1.90% Class B (d)     $ 15.87
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 13.53
         Highest contract charge 1.90% Class B (d)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 12.44
         Highest contract charge 1.90% Class B (d)     $ 12.33



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005              --                --           --           8.46%
                    --                --           --           6.94%
                 6,468        $   35,639         1.24%            --
  2004              --                --           --          11.67%
                    --                --           --          11.38%
                   449        $    2,306         3.51%            --
EQ/Van Kampen Comstock
----------------------
  2008              --                --           --        (37.25)%
                    --                --           --        (38.14)%
                26,088        $  185,024         1.98%            --
  2007              --                --           --         (3.06)%
                    --                --           --         (4.32)%
                25,019        $  285,776         1.63%            --
  2006              --                --           --          15.33%
                    --                --           --          13.71%
                21,516        $  255,976         3.07%            --
  2005              --                --           --           4.88%
                    --                --           --           3.90%
                 9,231        $   96,174         2.07%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2008              --                --           --        (57.55)%
                    --                --           --        (58.15)%
                53,574        $  696,118         0.15%           --
  2007              --                --           --          41.26%
                    --                --           --          39.30%
                53,185        $1,627,247           --             --
  2006              --                --           --          36.37%
                    --                --           --          34.46%
                47,631        $1,034,450         0.45%            --
  2005              --                --           --          32.12%
                    --                --           --          30.27%
                38,941        $  606,208         0.63%            --
  2004              --                --           --          23.06%
                    --                --           --          21.33%
                26,330        $  296,336         0.74%            --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2008              --                --           --        (47.57)%
                    --                --           --        (48.33)%
                25,257        $  210,339           --             --
  2007              --                --           --          21.80%
                    --                --           --          20.14%
                19,555        $  313,835         0.33%            --
  2006              --                --           --           8.71%
                    --                --           --           7.19%
                 8,738        $  116,309         0.47%            --
  2005              --                --           --          24.44%
                    --                --           --          23.28%

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (m)      $  5.01
         Highest contract charge 1.70% Class B (m)     $  4.97
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (m)      $  8.29
         Highest contract charge 1.70% Class B (m)     $  8.27
         All contract charges                               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 41.97
         Highest contract charge 1.90% Class B         $ 30.32
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 79.11
         Highest contract charge 1.90% Class B         $ 57.97
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 71.38
         Highest contract charge 1.90% Class B         $ 53.06
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 68.25
         Highest contract charge 1.90% Class B         $ 51.46
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 63.39
         Highest contract charge 1.90% Class B         $ 48.47
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.94
         Highest contract charge 1.90% Class B         $ 11.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 12.69
         Highest contract charge 1.90% Class B         $ 11.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.01
         Highest contract charge 1.90% Class B         $ 11.19
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 11.63
         Highest contract charge 1.90% Class B         $ 10.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.49
         Highest contract charge 1.90% Class B         $ 11.01
         All contract charges                               --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.96
         Highest contract charge 1.90% Class B         $  9.02
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 13.68
         Highest contract charge 1.90% Class B         $ 12.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.61
         Highest contract charge 1.90% Class B         $ 11.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.06
         Highest contract charge 1.90% Class B         $ 11.39
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
  2008              --               --            --        (39.57)%
                    --               --            --        (39.90)%
                58,364         $290,993          2.49%            --
  2007              --               --            --        (17.10)%
                    --               --            --        (17.30)%
                54,475         $451,152          1.00%            --
Multimanager Aggressive Equity
------------------------------
  2008              --               --            --        (46.95)%
                    --               --            --        (47.70)%
                 5,087         $ 67,727          0.36%            --
  2007              --               --            --          10.83%
                    --               --            --           9.25%
                 4,950         $134,774            --             --
  2006              --               --            --           4.59%
                    --               --            --           3.12%
                 5,287         $139,296            --             --
  2005              --               --            --           7.66%
                    --               --            --           6.15%
                 3,925         $127,148            --             --
  2004              --               --            --          11.54%
                    --               --            --           9.97%
                 3,203         $119,925            --             --
Multimanager Core Bond
----------------------
  2008              --               --            --           1.97%
                    --               --            --           0.51%
                62,629         $734,371          4.89%            --
  2007              --               --            --           5.66%
                    --               --            --           4.20%
                55,947         $653,841          4.09%            --
  2006              --               --            --           3.25%
                    --               --            --           1.80%
                58,160         $651,206          4.11%            --
  2005              --               --            --           1.20%
                    --               --            --         (0.18)%
                57,425         $631,231          3.47%            --
  2004              --               --            --           3.37%
                    --               --            --           1.91%
                55,151         $609,072          3.24%            --
Multimanager Health Care
------------------------
  2008              --               --            --        (27.19)%
                    --               --            --        (28.18)%
                25,001         $241,324            --             --
  2007              --               --            --           8.49%
                    --               --            --           6.89%
                23,993         $320,884            --             --
  2006              --               --            --           4.61%
                    --               --            --           3.14%
                23,416         $290,818          1.05%            --
  2005              --               --            --           6.43%
                    --               --            --           4.93%
                20,668         $246,216          2.61%            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Health Care (Continued)
------------------------------------
  2004   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         11.57%
         Highest contract charge 1.90% Class B      $ 10.86               --               --            --         10.00%
         All contract charges                            --           17,556         $196,381          4.12%           --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 30.12               --               --            --       (23.90)%
         Highest contract charge 1.90% Class B      $ 22.06               --               --            --       (24.94)%
         All contract charges                            --           36,664         $531,727          8.68%           --
  2007   Lowest contract charge 0.50% Class B       $ 39.58               --               --            --          2.62%
         Highest contract charge 1.90% Class B      $ 29.39               --               --            --          1.17%
         All contract charges                            --           45,225         $879,446          7.17%           --
  2006   Lowest contract charge 0.50% Class B       $ 38.57               --               --            --          9.38%
         Highest contract charge 1.90% Class B      $ 29.05               --               --            --          7.85%
         All contract charges                            --           46,730         $935,762          6.95%           --
  2005   Lowest contract charge 0.50% Class B       $ 35.26               --               --            --          2.55%
         Highest contract charge 1.90% Class B      $ 26.94               --               --            --          1.11%
         All contract charges                            --           43,908         $877,332          7.68%           --
  2004   Lowest contract charge 0.50% Class B       $ 34.38               --               --            --          8.13%
         Highest contract charge 1.90% Class B      $ 26.64               --               --            --          6.61%
         All contract charges                            --           37,966         $860,727          6.76%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39               --               --            --       (47.47)%
         Highest contract charge 1.90% Class B      $  9.41               --               --            --       (48.21)%
         All contract charges                            --           34,884         $355,985          1.57%           --
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --         11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --         10.25%
         All contract charges                            --           34,725         $680,288          0.73%           --
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --         24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --         22.94%
         All contract charges                            --           32,231         $568,482          2.23%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --         14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --         13.25%
         All contract charges                            --           23,219         $328,766          4.06%           --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --         17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --         15.67%
         All contract charges                            --           19,713         $242,452          2.40%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  8.09               --               --            --       (39.85)%
         Highest contract charge 1.90% Class B      $  7.33               --               --            --       (40.65)%
         All contract charges                            --           12,279         $ 96,551          0.52%           --
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --          4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --          3.00%
         All contract charges                            --           13,471         $177,274          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --         13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --         11.43%
         All contract charges                            --           13,690         $173,297          0.60%           --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --          6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --          4.71%
         All contract charges                            --           13,468         $151,342          0.79%           --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --          9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --          7.59%
         All contract charges                            --           12,820         $135,571          2.46%           --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.05                --               --            --       (45.64)%
         Highest contract charge 1.90% Class B     $  5.48                --               --            --       (46.43)%
         All contract charges                           --            27,165         $166,651            --            --
  2007   Lowest contract charge 0.50% Class B      $ 11.13                --               --            --         10.64%
         Highest contract charge 1.90% Class B     $ 10.23                --               --            --          9.18%
         All contract charges                           --            28,454         $322,415            --            --
  2006   Lowest contract charge 0.50% Class B      $ 10.06                --               --            --        (0.39)%
         Highest contract charge 1.90% Class B     $  9.37                --               --            --        (1.79)%
         All contract charges                           --            30,036         $306,984            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.10                --               --            --          6.95%
         Highest contract charge 1.90% Class B     $  9.54                --               --            --          5.45%
         All contract charges                           --            28,903         $295,667            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.44                --               --            --          6.13%
         Highest contract charge 1.90% Class B     $  9.05                --               --            --          4.64%
         All contract charges                           --            29,040         $275,157            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  9.62                --               --            --       (37.73)%
         Highest contract charge 1.90% Class B     $  8.71                --               --            --       (38.62)%
         All contract charges                           --            37,613         $353,373          1.40%           --
  2007   Lowest contract charge 0.50% Class B      $ 15.45                --               --            --          3.07%
         Highest contract charge 1.90% Class B     $ 14.19                --               --            --          1.65%
         All contract charges                           --            38,402         $583,473          1.08%           --
  2006   Lowest contract charge 0.50% Class B      $ 14.99                --               --            --         18.73%
         Highest contract charge 1.90% Class B     $ 13.96                --               --            --         17.06%
         All contract charges                           --            39,025         $577,966          2.82%           --
  2005   Lowest contract charge 0.50% Class B      $ 12.62                --               --            --          6.56%
         Highest contract charge 1.90% Class B     $ 11.93                --               --            --          5.07%
         All contract charges                           --            35,233         $440,121          3.02%           --
  2004   Lowest contract charge 0.50% Class B      $ 11.84                --               --            --         13.85%
         Highest contract charge 1.90% Class B     $ 11.35                --               --            --         12.25%
         All contract charges                           --            29,242         $342,105          6.81%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  7.13                --               --            --       (43.86)%
         Highest contract charge 1.90% Class B     $  6.46                --               --            --       (44.64)%
         All contract charges                           --            29,642         $216,713            --            --
  2007   Lowest contract charge 0.50% Class B      $ 12.70                --               --            --         11.31%
         Highest contract charge 1.90% Class B     $ 11.67                --               --            --          9.78%
         All contract charges                           --            31,721         $414,209            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.41                --               --            --          9.07%
         Highest contract charge 1.90% Class B     $ 10.63                --               --            --          7.54%
         All contract charges                           --            35,038         $410,676          0.51%           --
  2005   Lowest contract charge 0.50% Class B      $ 10.46                --               --            --          7.84%
         Highest contract charge 1.90% Class B     $  9.88                --               --            --          6.33%
         All contract charges                           --            35,078         $374,043          1.58%           --
  2004   Lowest contract charge 0.50% Class B      $  9.70                --               --            --         11.17%
         Highest contract charge 1.90% Class B     $  9.30                --               --            --          9.61%
         All contract charges                           --            35,482         $346,528          1.55%           --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.22
         Highest contract charge 1.90% Class B         $  8.35
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 14.47
         Highest contract charge 1.90% Class B         $ 13.29
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 14.53
         Highest contract charge 1.90% Class B         $ 13.54
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.73
         Highest contract charge 1.90% Class B         $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.92
         Highest contract charge 1.90% Class B         $ 11.42
         All contract charges                               --
Multimanager Small Cap Growth (j)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  5.60
         Highest contract charge 1.90% Class B (c)     $  4.85
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.78
         Highest contract charge 1.90% Class B         $ 10.08
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value
--------------------------
  2008              --               --            --        (36.28)%
                    --               --            --        (37.17)%
                26,245         $234,379          0.46%            --
  2007              --               --            --         (0.41)%
                    --               --            --         (1.85)%
                27,826         $392,988            --             --
  2006              --               --            --          14.16%
                    --               --            --          12.56%
                30,733         $438,437          1.72%            --
  2005              --               --            --           6.81%
                    --               --            --           5.31%
                29,548         $370,654          6.98%            --
  2004              --               --            --          14.61%
                    --               --            --          13.00%
                30,025         $353,096          4.10%            --
Multimanager Small Cap Growth (j)
---------------------------------
  2008              --               --            --        (42.39)%
                    --               --            --        (43.27)%
                28,780         $135,528            --             --
  2007              --               --            --           3.18%
                    --               --            --           1.79%
                28,681         $242,159            --             --
  2006              --               --            --           9.66%
                    --               --            --           8.12%
                17,157         $147,393          1.40%            --
  2005              --               --            --           6.95%
                    --               --            --           5.45%
                 9,010         $ 72,375          3.58%            --
  2004              --               --            --          14.09%
                    --               --            --          13.79%
                   388         $  2,939            --             --
Multimanager Small Cap Value
----------------------------
  2008              --               --            --        (38.20)%
                    --               --            --        (39.06)%
                39,759         $368,923          0.24%            --
  2007              --               --            --        (10.31)%
                    --               --            --        (11.55)%
                47,546         $723,958          0.29%            --
  2006              --               --            --          15.53%
                    --               --            --          13.91%
                57,348         $992,117          5.49%            --
  2005              --               --            --           4.16%
                    --               --            --           2.70%
                56,358         $874,837          4.46%            --
  2004              --               --            --          16.52%
                    --               --            --          14.88%
                52,025         $811,982          6.15%            --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.85                --               --            --       (47.35)%
         Highest contract charge 1.90% Class B     $  6.20                --               --            --       (48.12)%
         All contract charges                           --            27,756         $192,697            --            --
  2007   Lowest contract charge 0.50% Class B      $ 13.01                --               --            --         17.63%
         Highest contract charge 1.90% Class B     $ 11.95                --               --            --         15.91%
         All contract charges                           --            28,291         $373,990            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.06                --               --            --          6.76%
         Highest contract charge 1.90% Class B     $ 10.31                --               --            --          5.26%
         All contract charges                           --            24,173         $271,064            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.36                --               --            --         10.71%
         Highest contract charge 1.90% Class B     $  9.79                --               --            --          9.16%
         All contract charges                           --            24,317         $253,676            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.36                --               --            --          4.46%
         Highest contract charge 1.90% Class B     $  8.97                --               --            --          2.99%
         All contract charges                           --            24,512         $228,436          0.93%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(h) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(i) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(j) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(k) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m) Units were made available for sale on August 17, 2007.
(n) Units were made available for sale on May 29, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.20%, 1.70%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-104

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of AXA Equitable Life Insurance Company ("AXA Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), The Equitable Life
                Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), (dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Exhibit No. 3(d) to the Registration Statement on N-4 (File No. 333-73121) filed on April 25, 2001.

            (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Exhibit 3(e) to the Registration Statement on N-4 (File No. 333-73121) filed on April 25, 2001.

            (f) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (g) First Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (h) Second Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (k) Third Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (l) Fourth Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (m) Fifth Amendment, dated as of November 1, 2006, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

            (n) Sixth Amendment, dated as of February 15, 2008, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

            (o) Seventh Amendment, dated as of February 15, 2008, to General
                Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

            (p) Eighth Amendment, dated as of November 1, 2008, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (g) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 333-64751 filed on September 30, 1998.

            (i) Form of Endorsement No. 98ENIRA-IM to Contract No. 1050-94IC and
                Certificates under the Contract, incorporated herein by reference to Exhibit 5(r) to Registration Statement No. 033-83750, filed on December 30, 1998.

            (j) Form of Endorsement Applicable to TSA Certificates, incorporated herein by reference to Exhibit 4(t) to Registration Statement No. 333-05593, filed on May 22, 1998.

            (k) Form of data pages for Equitable Accumulator Elite
                (NQ) Certificates previously filed with this Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

            (l) Form of Endorsement No. 2000 ENIRAI-IM (Beneficiary Continuation
                Option), applicable to IRA Certificates incorporated herein by reference to Exhibit 4(p) to the Registration Statement on Form N-4 (File No. 333-73121) filed on April 25, 2000.

            (m) Form of Endorsement applicable to Roth IRA Contracts, Form No.
                IM-ROTHBCO-1 incorporated herein by reference to Exhibit 4(r) to the Registration Statement on Form N-4 (File No. 333-73121), filed April 25, 2001.

            (n) Revised Form of Endorsement applicable to IRA Certificates, Form
                No. 2000ENIRAI-IM incorporated herein by reference to Exhibit 4(s) to the Registration Statement on Form N-4 (File No. 333-73121) on April 25, 2001.

            (o) Form of Endorsement applicable to Non-Qualified Certificates,
                Form No. 99ENNQ-G incorporated herein by reference to
                Exhibit 4(t) to the Registration Statement on Form N-4
                (File No. 333-73121), filed April 25, 2001.

            (p) Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                incorporated herein by reference to exhibit 4(u) to the Registration Statement on Form N-4 (File No. 333-73121) filed on April 25, 2001.

            (q) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000
                BENE-G incorporated herein by reference to exhibit 4(r) to the Registration Statement on N-4 (file No. 333-73121) filed on April 25, 2001.

            (r) Form of Endorsement applicable to Non-Qualified Certificates incorporated herein by reference to Exhibit 4(x) to the Registration Statement on Form N-4 (File No. 333-73121), filed April 25, 2001.

            (s) Form of Endorsement applicable to non-qualified contract/
                certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

         5. (a) Form of Enrollment Form/Application for Equitable Accumulator Elite previously filed with this Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

            (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            (d) Restated Charter of AXA Equitable, as amended December 6,
                2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 (File No. 333-73121), filed April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-61380 on December 5, 2001.

            (c) Form of Participation Agreement among The Equitable Life
                Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

            (d) Form of Participation Agreement among BARR Rosenberg
                Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

            (e) Form of Participation Agreement among EQ Advisors Trust,
                Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Robin M. Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-61380, on April 20, 2006.

            (c) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-61380, on April 26, 2007.

            (d) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-61380 on April 23, 2008.

            (e) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, is filed herewith.

     10.    (a) Consent of PricewaterhouseCoopers LLP is filed herewith.

            (b) Powers of Attorney are filed herewith.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2008 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070 on Form N-4, filed April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27. Number of Contract Owners

         As of February 28, 2009, there are 42 Qualified Contract holders and 24 Non-Qualified Contract holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Officers and Directors

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726: Insurance Law ss.1216.

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Zurich Insurance Company and ACE Insurance Company. The annual limit on such policies is 150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, MONY America Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President,
                                      Secretary and Counsel

* Francesca Divone                    Assistant Secretary


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.


The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has, duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2009.




                                  SEPARATE ACCOUNT No. 45 OF
                                  AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Registrant)

                                  By: AXA Equitable Life Insurance Company
                                              (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2009.




                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel
                                            AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Ricard S. Dziadzio                        Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron      Anthony J. Hamilton           Joseph H. Moglia
Henri de Castries           Mary R. (Nina) Henderson      Lorie A. Slutsky
Denis Duverne               James F. Higgins              Ezra Suleiman
Charlynn Goins              Scott D. Miller               Peter J. Tobin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 23, 2009

                                 EXHIBIT INDEX



EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------
 9 (e)         Opinion and Consent of Counsel                    Ex.- 99.9e
10 (a)         Consent of PricewaterhouseCoopers LLP             Ex.- 99.10a
10 (b)         Powers of Attorney                                Ex.- 99.10b